UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number         811-08821
                                            -----------------------

                              Rydex Variable Trust
         ----------------------------------------------------------
                 (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
         ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
         ----------------------------------------------------------
                     (Name and address of agent for service)

    Registrant's telephone number, including area code: 301-296-5100
                                                        ------------

                   Date of fiscal year end: December 31, 2006
                                            -----------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.sS. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 53.0%

FINANCIALS 11.5%
   DIVERSIFIED FINANCIALS 3.1%
   Bank of America Corp.                               22,260     $   1,192,468
   J.P. Morgan Chase & Co.+                            18,480           867,821
   Citigroup, Inc.                                     16,420           815,581
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          2,875,870
                                                                  -------------

   BANKS 2.6%
   Wells Fargo & Co.                                   19,340           699,721
   Wachovia Corp.+                                     10,080           562,464
   PNC Financial Services Group, Inc.                   3,880           281,067
   National City Corp.+                                 7,420           271,572
   U.S. Bancorp+                                        7,660           254,465
   KeyCorp+                                             6,740           252,346
   Zions Bancorporation                                 1,850           147,649
                                                                  -------------

TOTAL BANKS                                                           2,469,284
                                                                  -------------

   INSURANCE 2.3%
   American International Group, Inc.                   7,600           503,576
   Hartford Financial Services Group,
       Inc.+                                            3,510           304,492
   Principal Financial Group, Inc.+                     4,700           255,116
   Loews Corp.                                          6,690           253,551
   Genworth Financial, Inc. -- Class A                  7,100           248,571
   Aon Corp. +                                          6,580           222,865
   Ambac Financial Group, Inc.                          2,530           209,358
   ACE Ltd.                                             3,110           170,210
   AFLAC, Inc.                                             50             2,288
                                                                  -------------

TOTAL INSURANCE                                                       2,170,027
                                                                  -------------

   CAPITAL MARKETS 1.5%
   Charles Schwab Corp.+                               16,010           286,579
   State Street Corp.                                   4,110           256,464
   Goldman Sachs Group, Inc.+                           1,510           255,446
   Bank of New York Co., Inc.                           5,200           183,352
   E*Trade Financial Corp.*+                            7,240           173,181
   Morgan Stanley                                       1,470           107,178

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Merrill Lynch & Co., Inc.                            1,190     $      93,082
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 1,355,282
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.1%
   Washington Mutual, Inc.+                             8,570           372,538
   MGIC Investment Corp.+                               3,670           220,090
   Golden West Financial Corp.                          2,440           188,490
   Countrywide Financial Corp.+                         5,130           179,755
   Fannie Mae                                             230            12,859
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        973,732
                                                                  -------------

   CONSUMER FINANCE 0.5%
   Capital One Financial Corp.+                         3,880           305,201
   American Express Co.                                 3,060           171,605
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  476,806
                                                                  -------------

   REAL ESTATE 0.4%
   Boston Properties, Inc.+                             2,230           230,448
   Archstone-Smith Trust +                              1,770            96,359
   ProLogis                                             1,470            83,878
                                                                  -------------

TOTAL REAL ESTATE                                                       410,685
                                                                  -------------

TOTAL FINANCIALS                                                     10,731,686
                                                                  -------------

INFORMATION TECHNOLOGY 8.0%
   SOFTWARE 1.8%
   Microsoft Corp.                                     28,410           776,445
   Oracle Corp.*                                       23,874           423,525
   Citrix Systems, Inc.*+                               6,876           248,980
   Compuware Corp.*                                    21,964           171,100
   Autodesk, Inc.*                                      3,280           114,078
   Intuit, Inc.*                                          490            15,724
                                                                  -------------

TOTAL SOFTWARE                                                        1,749,852
                                                                  -------------

   COMPUTERS & PERIPHERALS 1.8%
   International Business Machines
       Corp.                                            8,730           715,336
   Hewlett-Packard Co.                                 16,740           614,191
   NCR Corp.* +                                         6,340           250,303
   Apple Computer, Inc.* +                                680            52,381
   Lexmark International, Inc.*                           340            19,604


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Dell, Inc.*+                                           670     $      15,303
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,667,118
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 1.5%
   Freescale Semiconductor, Inc. --
       Class B*+                                        7,950           302,179
   Intel Corp.                                         14,040           288,803
   Micron Technology, Inc.*+                           14,180           246,732
   National Semiconductor Corp.+                        9,469           222,806
   Teradyne, Inc.*                                     14,970           197,005
   LSI Logic Corp.*+                                   16,070           132,095
   Texas Instruments, Inc.+                               280             9,310
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             1,398,930
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.3%
   Cisco Systems, Inc.*                                16,270           374,210
   Motorola, Inc.                                      13,490           337,250
   Avaya, Inc.* +                                      20,260           231,775
   Tellabs, Inc.*                                      20,890           228,954
   Qualcomm, Inc.                                       2,720            98,872
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,271,061
                                                                  -------------

   IT CONSULTING & SERVICES 0.7%
   Electronic Data Systems Corp.                       10,200           250,104
   Convergys Corp.*                                     9,780           201,957
   Sabre Holdings Corp.                                 8,050           188,290
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          640,351
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 0.6%
   Google, Inc. -- Class A*                               830           333,577
   VeriSign, Inc.*                                     10,580           213,716
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      547,293
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                          4,385           143,346
   Symbol Technologies, Inc.                            3,160            46,957
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                190,303
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                         3,770     $      58,661
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                 58,661
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          7,523,569
                                                                  -------------

HEALTH CARE 7.2%
   PHARMACEUTICALS 3.7%
   Pfizer, Inc.                                        24,870           705,313
   Johnson & Johnson, Inc.                             10,090           655,245
   Merck & Co., Inc.+                                  13,680           573,192
   Wyeth                                                9,470           481,455
   Bristol-Myers Squibb Co.                            16,520           411,678
   King Pharmaceuticals, Inc.*                         12,890           219,517
   Mylan Laboratories, Inc.+                           10,410           209,553
   Abbott Laboratories                                  2,300           111,688
   Eli Lilly & Co.+                                     1,280            72,960
   Watson Pharmaceuticals, Inc.*+                         740            19,366
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 3,459,967
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 1.5%
   McKesson Corp.                                       4,980           262,545
   Humana, Inc.*                                        3,830           253,125
   Patterson Cos., Inc.*+                               6,840           229,892
   UnitedHealth Group, Inc.                             4,500           221,400
   Coventry Health Care, Inc.*                          4,190           215,869
   AmerisourceBergen Corp. +                            1,990            89,948
   Laboratory Corporation of America
       Holdings*+                                       1,010            66,226
   Express Scripts, Inc.*                                 700            52,843
   IMS Health, Inc.                                       820            21,845
   WellPoint, Inc.*                                        80             6,164
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,419,857
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
   Becton, Dickinson & Co.                              3,770           266,426
   Fisher Scientific International,
       Inc.*                                            2,980           233,155
   Zimmer Holdings, Inc.*+                              3,430           231,525
   Hospira, Inc.*                                       5,030           192,498
   Medtronic, Inc.+                                     1,210            56,193


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   C.R. Bard, Inc.                                        120     $       9,000
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  988,797
                                                                  -------------

   BIOTECHNOLOGY 0.9%
   Amgen, Inc.* +                                       7,660           547,920
   Applera Corp. - Applied Biosystems
       Group                                            6,960           230,445
   Gilead Sciences, Inc.*                               1,340            92,058
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     870,423
                                                                  -------------

TOTAL HEALTH CARE                                                     6,739,044
                                                                  -------------

CONSUMER DISCRETIONARY 6.2%
   MEDIA 1.8%
   Walt Disney Co.                                     15,440           477,251
   McGraw-Hill Cos., Inc.                               4,880           283,186
   Omnicom Group, Inc.+                                 2,850           266,760
   Meredith Corp.+                                      4,170           205,706
   Gannett Co., Inc.+                                   3,140           178,446
   Time Warner, Inc.                                    7,090           129,251
   Comcast Corp. -- Class A*+                           3,160           116,446
                                                                  -------------

TOTAL MEDIA                                                           1,657,046
                                                                  -------------

   SPECIALTY RETAIL 1.4%
   TJX Cos., Inc.+                                      9,110           255,353
   Office Depot, Inc.*+                                 6,410           254,477
   Sherwin-Williams Co.+                                4,230           235,950
   AutoZone, Inc.* +                                    2,260           233,458
   Lowe's Cos., Inc.+                                   8,090           227,005
   Home Depot, Inc.+                                    3,740           135,650
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,341,893
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 0.8%
   Starwood Hotels & Resorts
       Worldwide, Inc.                                  4,450           254,495
   Darden Restaurants, Inc.+                            5,930           251,847
   Starbucks Corp.*+                                    5,090           173,315
   McDonald's Corp.                                     1,830            71,590
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     751,247
                                                                  -------------

   HOUSEHOLD DURABLES 0.7%
   Whirlpool Corp.+                                     2,690           226,256
   Newell Rubbermaid, Inc.+                             6,320           178,982
   Lennar Corp. -- Class A+                             2,670           120,817

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Stanley Works+                                       1,810     $      90,229
   Black & Decker Corp. +                                 240            19,044
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                635,328
                                                                  -------------

   MULTILINE RETAIL 0.6%
   Kohl's Corp.*                                        4,170           270,716
   Big Lots, Inc.* +                                   10,360           205,232
   Federated Department Stores, Inc.+                   1,250            54,012
   Nordstrom, Inc.+                                     1,060            44,838
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  574,798
                                                                  -------------

   TEXTILES & APPAREL 0.3%
   Jones Apparel Group, Inc.                            5,510           178,744
   VF Corp.                                             1,550           113,073
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                291,817
                                                                  -------------

   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.+                              3,460           248,220
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   248,220
                                                                  -------------

   AUTOMOBILES 0.2%
   Harley-Davidson, Inc.+                               3,270           205,193
                                                                  -------------

TOTAL AUTOMOBILES                                                       205,193
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                      2,370            73,920
   Mattel, Inc.                                            40               788
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       74,708
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          5,780,250
                                                                  -------------

INDUSTRIALS 5.2%
   INDUSTRIAL CONGLOMERATES 2.0%
   General Electric Co.                                36,900         1,302,570
   Tyco International Ltd.                             11,630           325,524
   Textron, Inc.                                        2,570           224,875
   3M Co.                                                 370            27,535
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,880,504
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AEROSPACE & DEFENSE 1.1%
   Lockheed Martin Corp.+                               3,760     $     323,586
   Boeing Co. +                                         4,090           322,496
   General Dynamics Corp.                               4,130           295,997
   United Technologies Corp.                            1,170            74,120
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             1,016,199
                                                                  -------------

   MACHINERY 0.6%
   Caterpillar, Inc.+                                   5,628           370,323
   Cummins, Inc.+                                       1,880           224,152
   Navistar International Corp.*                          310             8,004
                                                                  -------------

TOTAL MACHINERY                                                         602,479
                                                                  -------------

   ROAD & RAIL 0.5%
   CSX Corp.+                                           8,200           269,206
   Norfolk Southern Corp.+                              5,220           229,941
                                                                  -------------

TOTAL ROAD & RAIL                                                       499,147
                                                                  -------------

   AIR FREIGHT & COURIERS 0.4%
   FedEx Corp.                                          2,270           246,703
   United Parcel Service, Inc. --
       Class B+                                         1,700           122,298
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            369,001
                                                                  -------------

   AIRLINES 0.3%
   Southwest Airlines Co.                              14,170           236,072
                                                                  -------------

TOTAL AIRLINES                                                          236,072
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Equifax, Inc.                                        3,300           121,143
   Monster Worldwide, Inc.*                               590            21,352
   Waste Management, Inc.                                  20               734
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    143,229
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.1%
   Cooper Industries Ltd. -- Class A                    1,390           118,456
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              118,456
                                                                  -------------

TOTAL INDUSTRIALS                                                     4,865,087
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CONSUMER STAPLES 5.0%
   HOUSEHOLD PRODUCTS 1.2%
   Procter & Gamble Co.                                10,290     $     637,774
   Colgate-Palmolive Co.                                5,250           326,025
   Clorox Co.                                           2,370           149,310
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              1,113,109
                                                                  -------------

   BEVERAGES 1.2%
   PepsiCo, Inc.                                        3,780           246,683
   Brown-Forman Corp. -- Class B                        2,840           217,686
   Pepsi Bottling Group, Inc.                           6,080           215,840
   Molson Coors Brewing Co. -- Class B+                 3,000           206,700
   Coca-Cola Co.                                        4,380           195,698
                                                                  -------------

TOTAL BEVERAGES                                                       1,082,607
                                                                  -------------

   TOBACCO 1.1%
   Altria Group, Inc.                                  10,855           830,950
   Reynolds American, Inc.+                             3,690           228,670
   UST, Inc.+                                              60             3,290
                                                                  -------------

TOTAL TOBACCO                                                         1,062,910
                                                                  -------------

   FOOD & DRUG RETAILING 0.9%
   Wal-Mart Stores, Inc.                               10,780           531,669
   Kroger Co.                                          11,140           257,780
   Costco Wholesale Corp. *+                            1,080            53,654
   Walgreen Co.+                                          230            10,210
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             853,313
                                                                  -------------

   FOOD PRODUCTS 0.5%
   General Mills, Inc.+                                 5,020           284,132
   Campbell Soup Co.+                                   5,890           214,985
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     499,117
                                                                  -------------

   PERSONAL PRODUCTS 0.1%
   Estee Lauder Cos., Inc. -- Class A+                  1,960            79,047
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  79,047
                                                                  -------------

TOTAL CONSUMER STAPLES                                                4,690,103
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 4.8%
   OIL & GAS 3.9%
   Exxon Mobil Corp.+                                  22,080     $   1,481,568
   Chevron Corp.+                                       6,250           405,375
   ConocoPhillips                                       6,700           398,851
   Occidental Petroleum Corp.                           7,010           337,251
   Valero Energy Corp.                                  5,880           302,644
   Marathon Oil Corp.                                   3,760           289,144
   EOG Resources, Inc.+                                 3,640           236,782
   Hess Corp.+                                          4,550           188,461
   Consol Energy, Inc. *                                1,480            46,960
                                                                  -------------

TOTAL OIL & GAS                                                       3,687,036
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 0.9%
   Schlumberger Ltd.+                                   5,780           358,533
   Weatherford International Ltd.*                      5,260           219,447
   Halliburton Co.                                      7,650           217,643
   Smith International, Inc.                              810            31,428
   Baker Hughes, Inc. +                                   180            12,276
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       839,327
                                                                  -------------

TOTAL ENERGY                                                          4,526,363
                                                                  -------------

UTILITIES 2.1%
   ELECTRIC UTILITIES 1.1%
   Edison International+                                5,780           240,679
   TXU Corp.                                            3,520           220,071
   Allegheny Energy, Inc.*                              5,340           214,508
   FirstEnergy Corp.+                                   2,750           153,615
   American Electric Power Co., Inc.                    2,590            94,198
   PPL Corp.                                            2,010            66,129
   Progress Energy, Inc.+                                  50             2,269
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                991,469
                                                                  -------------

   MULTI-UTILITIES 1.0%
   PG&E Corp.+                                          6,080           253,232
   Sempra Energy+                                       4,850           243,712
   Xcel Energy, Inc.+                                  11,010           227,356
   CenterPoint Energy, Inc. *+                         14,630           209,502
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   933,802
                                                                  -------------

TOTAL UTILITIES                                                       1,925,271
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.9%
   DIVERSIFIED TELECOMMUNICATION
       SERVICES 1.6%
   AT&T, Inc.+                                         19,160     $     623,850
   Verizon Communications, Inc.+                        6,470           240,231
   Embarq Corp.                                         4,740           229,274
   CenturyTel, Inc.+                                    5,330           211,441
   BellSouth Corp.                                      2,700           115,425
   Qwest Communications
       International, Inc.*+                            8,340            72,725
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,492,946
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Alltel Corp. +                                       4,200           233,100
   Sprint Nextel Corp.+                                   820            14,063
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               247,163
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      1,740,109
                                                                  -------------

MATERIALS 1.1%
   METALS & MINING 0.6%
   United States Steel Corp.+                           3,720           214,570
   Nucor Corp.+                                         4,170           206,373
   Phelps Dodge Corp.                                     850            71,995
   Allegheny Technologies, Inc.+                          930            57,837
   Newmont Mining Corp.+                                1,190            50,872
                                                                  -------------

TOTAL METALS & MINING                                                   601,647
                                                                  -------------

   CHEMICALS 0.3%
   Rohm & Haas Co.                                      4,740           224,439
   PPG Industries, Inc.                                   700            46,956
                                                                  -------------

TOTAL CHEMICALS                                                         271,395
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.2%
   Louisiana-Pacific Corp.                              7,740           145,280
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           145,280
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.0%
   Temple-Inland, Inc.                                    220     $       8,822
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                              8,822
                                                                  -------------

TOTAL MATERIALS                                                       1,027,144
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $42,849,726)                                                49,548,626
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 41.0%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $  8,475,141         8,475,141
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                5,900,276         5,900,276
Credit Suisse at
  4.94% due 10/02/06++                              4,237,236         4,237,236
Morgan Stanley at
  4.89% due 10/02/06                                8,475,141         8,475,141
Citigroup, Inc. at
  4.80% due 10/02/06                               11,300,188        11,300,188
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $38,387,982)                                                38,387,982
                                                                  -------------

SECURITIES LENDING COLLATERAL 11.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bancorp                                     10,409,948        10,409,948
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,409,948)                                                   10,409,948
                                                                  -------------

TOTAL INVESTMENTS 105.1%
   (Cost $91,647,656)                                             $  98,346,556
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (5.1)%                                                $  (4,766,182)
                                                                  -------------
NET ASSETS - 100.0%                                               $  93,580,374

                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $12,169,988)                                 181     $     176,366
                                                                  -------------

                                                       SHARES
EQUITY INDEX SWAP AGREEMENTS                           -------
December 2006 S&P 500 Index Swap,
Maturing 12/14/06**
   (Notional Market Value $31,425,917)                 23,525           211,422
December 2006 S&P 500 Index Swap,
Maturing 12/28/06**
    (Notional Market Value $47,381,192)                35,469          (116,633)
(TOTAL NOTIONAL MARKET VALUE $78,807,109)                         $      94,789
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 45.6%
Farmer Mac*
   4.97% due 10/04/06                            $  5,000,000     $   4,998,619
   5.14% due 11/27/06                               5,000,000         4,960,022
   5.08% due 10/04/06                               4,000,000         3,998,871
Federal Farm Credit Bank*
   5.10% due 10/03/06                               2,000,000         1,999,717
Federal Home Loan Bank*
   5.13% due 10/18/06                               3,000,000         2,993,160
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $18,950,389)                                                18,950,389
                                                                  -------------
REPURCHASE AGREEMENTS 51.7%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
     5.04% due 10/02/06                             4,258,103         4,258,103
Lehman Brothers, Inc. at
     5.00% due 10/02/06                             2,964,433         2,964,433
Credit Suisse at
     4.94% due 10/02/06                             4,322,172         4,322,172
Morgan Stanley at
     4.89% due 10/02/06                             4,258,103         4,258,103
Citigroup, Inc. at
  4.80% due 10/02/06+                               5,677,471         5,677,471
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $21,480,282)                                                21,480,282
                                                                  -------------
TOTAL INVESTMENTS 97.3%
   (Cost $40,430,671)                                             $  40,430,671
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.7%                                             $   1,142,443
                                                                  -------------
NET ASSETS - 100.0%                                               $  41,573,114

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $5,916,900)                                   88     $    (135,921)
                                                                  -------------

                                                                     UNREALIZED
                                                        UNITS       GAIN (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 S&P 500 Index Swap,
   Maturing 12/14/06**
   (Notional Market Value $19,534,697)                 14,623     $      42,429
December 2006 S&P 500 Index Swap,
   Maturing 12/28/06**
   (Notional Market Value $16,138,711)                 12,081          (187,987)

(TOTAL NOTIONAL MARKET VALUE $35,673,409)                         $    (145,558)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 72.6%

INFORMATION TECHNOLOGY 45.4%
   SOFTWARE 11.6%
   Microsoft Corp.                                    125,240     $   3,422,809
   Oracle Corp.*                                       87,151         1,546,059
   Adobe Systems, Inc.*                                21,180           793,191
   Symantec Corp.*+                                    31,870           678,194
   Intuit, Inc.*                                       18,844           604,704
   Electronic Arts, Inc.*+                              6,720           374,170
   Citrix Systems, Inc.*+                              10,140           367,169
   Autodesk, Inc.*                                      9,780           340,148
   BEA Systems, Inc.*                                  19,620           298,224
   Red Hat, Inc.*+                                      8,420           177,494
   Check Point Software Technologies
       Ltd.*                                            9,250           176,212
                                                                  -------------

TOTAL SOFTWARE                                                        8,778,374
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 8.4%
   Intel Corp.                                         74,640         1,535,345
   Altera Corp.* +                                     40,610           746,412
   Applied Materials, Inc.                             39,760           704,945
   Broadcom Corp. -- Class A*+                         16,990           515,477
   Lam Research Corp.*+                                10,240           464,179
   Maxim Integrated Products, Inc.+                    16,188           454,397
   Xilinx, Inc.                                        20,360           446,902
   Nvidia Corp.*                                       14,140           418,403
   Marvell Technology Group Ltd.*+                     21,250           411,612
   Linear Technology Corp.+                            11,704           364,228
   Microchip Technology, Inc.                           9,520           308,638
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             6,370,538
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 8.0%
   Qualcomm, Inc.                                      80,200         2,915,270
   Cisco Systems, Inc.*                                88,440         2,034,120
   Research In Motion, Ltd.*                            2,720           279,235
   Juniper Networks, Inc.*+                            11,702           202,211
   Tellabs, Inc.*                                      18,250           200,020
   JDS Uniphase Corp.*+                                70,902           155,275
   Telefonaktiebolaget LM Ericsson --
       SP ADR+                                          4,170           143,656

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Comverse Technology, Inc.*                           6,420     $     137,645
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        6,067,432
                                                                  -------------

   COMPUTERS & PERIPHERALS 7.4%
   Apple Computer, Inc.* +                             46,850         3,608,855
   Dell, Inc.*+                                        32,371           739,354
   Network Appliance, Inc.*                            18,100           669,881
   SanDisk Corp.*+                                      6,940           371,568
   Sun Microsystems, Inc.*                             38,267           190,187
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         5,579,845
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 6.4%
   Google, Inc. -- Class A*                             5,110         2,053,709
   eBay, Inc.*+                                        38,280         1,085,621
   VeriSign, Inc.*                                     40,540           818,908
   Yahoo!, Inc.*+                                      21,063           532,473
   Akamai Technologies, Inc.*+                          7,696           384,723
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                    4,875,434
                                                                  -------------

   IT CONSULTING & SERVICES 2.7%
   Fiserv, Inc.*                                       22,560         1,062,350
   Cognizant Technology Solutions
       Corp. -- Class A*                                4,758           352,377
   CheckFree Corp.*+                                    8,058           332,957
   Paychex, Inc.                                        7,870           290,010
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        2,037,694
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   CDW Corp.                                           11,044           681,194
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                681,194
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         34,390,511
                                                                  -------------

CONSUMER DISCRETIONARY 11.5%
   MEDIA 3.8%
   Comcast Corp. -- Class A*+                          39,810         1,466,998
   EchoStar Communications Corp.*                      14,708           481,540
   Sirius Satellite Radio, Inc.*+                      96,190           376,103
   Lamar Advertising Co. -- Class A*+                   5,370           286,812


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Liberty Global, Inc. -- Class A*+                    4,320     $     111,197
   NTL, Inc.                                            4,320           109,857
   XM Satellite Radio Holdings, Inc.*                   5,340            68,833
                                                                  -------------

TOTAL MEDIA                                                           2,901,340
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.3%
   Starbucks Corp.*+                                   42,943         1,462,209
   Wynn Resorts Ltd.*+                                  4,240           288,363
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,750,572
                                                                  -------------

   SPECIALTY RETAIL 1.9%
   Bed Bath & Beyond, Inc.*                            14,880           569,309
   Staples, Inc.+                                      15,600           379,548
   Ross Stores, Inc.+                                  12,408           315,287
   Urban Outfitters, Inc.*+                             5,996           106,069
   Petsmart, Inc.+                                      2,500            69,375
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,439,588
                                                                  -------------

   MULTILINE RETAIL 1.3%
   Sears Holdings Corp.*+                               6,430         1,016,519
                                                                  -------------

TOTAL MULTILINE RETAIL                                                1,016,519
                                                                  -------------

   INTERNET & CATALOG RETAIL 1.2%
   Amazon.com, Inc.* +                                 10,570           339,508
   IAC/InterActiveCorp*+                               10,270           295,365
   Expedia, Inc.*+                                     15,710           246,333
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         881,206
                                                                  -------------

   HOUSEHOLD DURABLES 0.5%
   Garmin Ltd.+                                         8,469           413,118
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                413,118
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Apollo Group, Inc. -- Class A*+                      6,870           338,279
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    338,279
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          8,740,622
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 10.4%
   BIOTECHNOLOGY 7.1%
   Amgen, Inc.* +                                      26,229     $   1,876,160
   Gilead Sciences, Inc.*                              18,556         1,274,797
   Genzyme Corp.*                                      12,350           833,255
   Celgene Corp.*+                                     14,334           620,662
   Biogen Idec, Inc.*                                  13,340           596,031
   Amylin Pharmaceuticals, Inc.* +                      4,560           200,959
   Medimmune, Inc.*+                                      170             4,966
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   5,406,830
                                                                  -------------

   PHARMACEUTICALS 1.4%
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                 24,630           839,637
   Sepracor, Inc.*+                                     4,010           194,244
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,033,881
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Biomet, Inc.                                        13,634           438,878
   Intuitive Surgical, Inc.*+                           1,450           152,903
   DENTSPLY International, Inc.+                        4,758           143,263
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  735,044
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.9%
   Express Scripts, Inc.*                               4,940           372,921
   Patterson Cos., Inc.*+                               5,681           190,938
   Lincare Holdings, Inc.*                              3,179           110,121
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  673,980
                                                                  -------------

TOTAL HEALTH CARE                                                     7,849,735
                                                                  -------------

INDUSTRIALS 3.1%
   MACHINERY 1.1%
   Paccar, Inc.                                        11,180           637,484
   Joy Global, Inc.                                     4,587           172,517
                                                                  -------------

TOTAL MACHINERY                                                         810,001
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.8%
   Expeditors International
       Washington, Inc.+                                8,180     $     364,665
   CH Robinson Worldwide, Inc.+                         6,580           293,336
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            658,001
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cintas Corp.                                         7,750           316,432
   Monster Worldwide, Inc.*                             5,320           192,531
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    508,963
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.                                         5,834           225,017
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  225,017
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion Corp. +                    7,933           174,209
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              174,209
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,376,191
                                                                  -------------

CONSUMER STAPLES 1.1%
   FOOD & DRUG RETAILING 1.1%
   Costco Wholesale Corp.+                             10,058           499,682
   Whole Foods Market, Inc.+                            5,080           301,904
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             801,586
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  801,586
                                                                  -------------

TELECOMMUNICATION SERVICES 0.7%
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   NII Holdings, Inc. -- Class B*+                      5,700           354,312

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Millicom International Cellular
       SA*+                                             4,030     $     164,907
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               519,219
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        519,219
                                                                  -------------

MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                 2,180           164,960
                                                                  -------------

TOTAL CHEMICALS                                                         164,960
                                                                  -------------

TOTAL MATERIALS                                                         164,960
                                                                  -------------

ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                          6,389           151,803
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       151,803
                                                                  -------------

TOTAL ENERGY                                                            151,803
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $33,695,011)                                                54,994,627
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
FEDERAL AGENCY DISCOUNT NOTES 6.5%
Farmer Mac**
   5.14% due 11/27/06                            $  5,000,000         4,960,022
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $4,960,022)                                                  4,960,022
                                                                  -------------

REPURCHASE AGREEMENTS 11.2%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
    5.04% due 10/02/06                              1,958,340         1,958,340
Lehman Brothers, Inc. at
    5.00% due 10/02/06                              1,363,370         1,363,370


--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                    FACE            MARKET
                                                  AMOUNT             VALUE
-------------------------------------------------------------------------------
Credit Suisse at
     4.94% due 10/02/06++                        $    562,415     $     562,415
Morgan Stanley at
     4.89% due 10/02/06                             1,958,341         1,958,341
Citigroup, Inc. at
     4.80% due 10/02/06                             2,611,121         2,611,121
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $8,453,587)                                                  8,453,587
                                                                  -------------

SECURITIES LENDING COLLATERAL 16.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
   Bancorp                                         12,384,382        12,384,382
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,384,382)                                                   12,384,382
                                                                  -------------

TOTAL INVESTMENTS 106.6%
   (Cost $59,493,002)                                             $  80,792,618
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (6.6)%                                                $  (5,032,578)
                                                                  -------------
NET ASSETS - 100.0%                                               $  75,760,040

                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Nasdaq 100 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $13,858,925)                                 415     $     370,830
                                                                  -------------

                                                        UNITS
                                                        -----
EQUITY INDEX SWAP AGREEMENTS
December 2006 Nasdaq 100
   Index Swap, Maturing
   12/28/2006***
    (Notional Market Value $5,385,079)                  3,256           (25,141)

December 2006 S&P 500 Index Swap,
   Maturing 12/14/06**
   (Notional Market Value $1,759,711)                   1,064            26,748

(TOTAL NOTIONAL MARKET VALUE $7,144,790)                                  1,607
                                                                  -------------

*     Non-Income Producing Security.

** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government

***   Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 20.4%
Farmer Mac*
   5.08% due 10/04/06                            $  4,000,000     $   3,998,871
Federal Farm Credit Bank*
   5.10% due 10/03/06                               3,000,000         2,999,575
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,998,446)                                                  6,998,446
                                                                  -------------

REPURCHASE AGREEMENTS 67.2%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                                5,057,812         5,057,812
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                               5,390,899         5,390,899
Credit Suisse at
  4.94% due 10/02/06+                                 744,208           744,208
Morgan Stanley at
  4.89% due 10/02/06                                5,057,812         5,057,812
Citigroup, Inc. at
  4.80% due 10/02/06                                6,743,749         6,743,749
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $22,994,480)                                                22,994,480
                                                                  -------------

TOTAL INVESTMENTS 87.6%
   (Cost $29,992,926)                                             $  29,992,926
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 12.4%                                            $   4,247,485
                                                                  -------------
NET ASSETS - 100.0%                                               $  34,240,411

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $8,181,775.00)                               245     $    (398,859)
                                                                  -------------

                                                                     UNREALIZED
                                                        UNITS       GAIN (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 Nasdaq 100 Index Swap,
Maturing 12/14/06**
   (Notional Market Value $15,526,057)                  9,386     $    (214,960)
December 2006 Nasdaq 100 Index Swap,
Maturing 12/28/06**
   (Notional Market Value $10,577,674)                  6,395            30,273
(TOTAL NOTIONAL MARKET VALUE $26,103,730)                         $    (184,687)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 67.6%

FINANCIALS 15.0%
   DIVERSIFIED FINANCIALS 3.9%
   Citigroup, Inc.                                      9,930     $     493,223
   Bank of America Corp.                                9,090           486,951
   J.P. Morgan Chase & Co.+                             6,980           327,781
   Chicago Mercantile Exchange
       Holdings, Inc.+                                     70            33,478
   Moody's Corp.                                          480            31,382
   CIT Group, Inc.                                        400            19,452
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          1,392,267
                                                                  -------------

   INSURANCE 3.3%
   American International Group, Inc.                   5,220           345,877
   MetLife, Inc.+                                       1,530            86,720
   Allstate Corp.                                       1,260            79,040
   Prudential Financial, Inc.                             970            73,962
   St. Paul Travelers Cos., Inc.                        1,388            65,083
   Hartford Financial Services Group,
       Inc.+                                              610            52,918
   AFLAC, Inc.                                            998            45,668
   Chubb Corp.                                            830            43,127
   Progressive Corp.                                    1,550            38,037
   Lincoln National Corp.+                                580            36,006
   ACE Ltd.                                               650            35,575
   Loews Corp.                                            920            34,868
   Genworth Financial, Inc. -- Class A                    910            31,859
   Marsh & McLennan Cos., Inc.                          1,110            31,247
   Principal Financial Group, Inc.+                       540            29,311
   XL Capital Ltd.                                        360            24,732
   Aon Corp.                                              630            21,338
   Ambac Financial Group, Inc.                            210            17,378
   Cincinnati Financial Corp.                             350            16,821
   MBIA, Inc.+                                            270            16,589
   SAFECO Corp.                                           230            13,554
   UnumProvident Corp.+                                   690            13,379
   Torchmark Corp.                                        200            12,622
                                                                  -------------

TOTAL INSURANCE                                                       1,165,711
                                                                  -------------

   BANKS 2.9%
   Wells Fargo & Co.                                    6,770           244,939
   Wachovia Corp.+                                      3,190           178,002
   U.S. Bancorp+                                        3,570           118,595
   SunTrust Banks, Inc.                                   730            56,414

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   BB&T Corp.                                           1,079     $      47,239
   National City Corp.+                                 1,220            44,652
   Fifth Third Bancorp+                                 1,120            42,650
   PNC Financial Services Group, Inc.                     586            42,450
   Regions Financial Corp.+                               910            33,479
   KeyCorp+                                               810            30,326
   North Fork Bancorporation, Inc.                        940            26,922
   Marshall & Ilsley Corp.+                               510            24,572
   AmSouth Bancorp                                        686            19,921
   M&T Bank Corp.+                                        160            19,194
   Synovus Financial Corp.                                650            19,090
   Comerica, Inc.                                         330            18,784
   Zions Bancorporation                                   210            16,760
   Compass Bancshares, Inc.                               260            14,815
   Commerce Bancorp, Inc.+                                370            13,583
   Huntington Bancshares, Inc.                            480            11,486
   First Horizon National Corp.+                          250             9,502
                                                                  -------------

TOTAL BANKS                                                           1,033,375
                                                                  -------------

   CAPITAL MARKETS 2.5%
   Morgan Stanley                                       2,150           156,756
   Goldman Sachs Group, Inc.+                             870           147,178
   Merrill Lynch & Co., Inc.                            1,780           139,232
   Lehman Brothers Holdings, Inc.+                      1,080            79,769
   Bank of New York Co., Inc.                           1,530            53,948
   State Street Corp.                                     670            41,808
   Charles Schwab Corp.+                                2,080            37,232
   Franklin Resources, Inc.                               330            34,897
   Bear Stearns Cos., Inc.                                240            33,624
   Mellon Financial Corp.                                 830            32,453
   Legg Mason, Inc.+                                      260            26,224
   T. Rowe Price Group, Inc.+                             530            25,361
   Ameriprise Financial, Inc.                             490            22,981
   Northern Trust Corp.+                                  380            22,203
   E*Trade Financial Corp.*+                              860            20,571
   Janus Capital Group, Inc.+                             420             8,282
   Federated Investors, Inc. -- Class B                   180             6,086
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   888,605
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.1%
   Fannie Mae                                           1,940           108,465
   Freddie Mac                                          1,390            92,199
   Washington Mutual, Inc.+                             1,940            84,332
   Countrywide Financial Corp.+                         1,230            43,099


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Golden West Financial Corp.                            530     $      40,943
   Sovereign Bancorp, Inc.+                               720            15,487
   MGIC Investment Corp.+                                 170            10,195
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        394,720
                                                                  -------------

   REAL ESTATE 0.7%
   Simon Property Group, Inc.+                            440            39,873
   Equity Residential+                                    580            29,337
   ProLogis                                               490            27,959
   Equity Office Properties Trust+                        700            27,832
   Vornado Realty Trust+                                  240            26,160
   Boston Properties, Inc.+                               230            23,768
   Archstone-Smith Trust                                  430            23,409
   Public Storage, Inc.                                   240            20,638
   KIMCO Realty Corp.                                     440            18,863
   Plum Creek Timber Co., Inc. (REIT)                     360            12,254
   Apartment Investment & Management
       Co. -- Class A+                                    200            10,882
   Realogy Corp.*                                         430             9,752
                                                                  -------------

TOTAL REAL ESTATE                                                       270,727
                                                                  -------------

   CONSUMER FINANCE 0.6%
   American Express Co.                                 2,438           136,723
   Capital One Financial Corp.+                           620            48,769
   SLM Corp.+                                             820            42,624
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  228,116
                                                                  -------------

TOTAL FINANCIALS                                                      5,373,521
                                                                  -------------

INFORMATION TECHNOLOGY 10.3%
   COMPUTERS & PERIPHERALS 2.4%
   International Business Machines Corp.                3,060           250,736
   Hewlett-Packard Co.                                  5,500           201,795
   Apple Computer, Inc.*                                1,710           131,721
   Dell, Inc.*+                                         4,560           104,150
   EMC Corp.*                                           4,620            55,348
   Sun Microsystems, Inc.*                              7,050            35,038
   Network Appliance, Inc.*                               750            27,758
   SanDisk Corp.*+                                        390            20,881
   NCR Corp.*                                             360            14,213
   Lexmark International, Inc.*                           200            11,532

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   QLogic Corp.*                                          320     $       6,048
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           859,220
                                                                  -------------

   SOFTWARE 2.3%
   Microsoft Corp.                                     17,360           474,449
   Oracle Corp.*                                        8,110           143,871
   Adobe Systems, Inc.*                                 1,160            43,442
   Symantec Corp.*+                                     1,990            42,347
   Electronic Arts, Inc.*                                 620            34,522
   Intuit, Inc.*                                          690            22,142
   CA, Inc.+                                              827            19,592
   Autodesk, Inc.*                                        470            16,347
   Citrix Systems, Inc.*+                                 370            13,398
   BMC Software, Inc.*                                    410            11,160
   Compuware Corp.*                                       750             5,842
   Novell, Inc.*                                          680             4,162
   Parametric Technology Corp.*                           220             3,841
                                                                  -------------

TOTAL SOFTWARE                                                          835,115
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.9%
   Cisco Systems, Inc.*                                12,270           282,210
   Motorola, Inc.                                       4,920           123,000
   Qualcomm, Inc.                                       3,320           120,682
   Corning, Inc.*                                       3,130            76,403
   Lucent Technologies, Inc.*+                          9,010            21,084
   Juniper Networks, Inc.*+                             1,140            19,699
   Avaya, Inc.*                                           920            10,525
   Tellabs, Inc.*                                         900             9,864
   Comverse Technology, Inc.*                             410             8,790
   JDS Uniphase Corp.*                                  3,390             7,424
   Ciena Corp.*+                                          170             4,633
   ADC Telecommunications, Inc.*                          240             3,600
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          687,914
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 1.9%
   Intel Corp.                                         11,590           238,406
   Texas Instruments, Inc.+                             3,080           102,410
   Applied Materials, Inc.                              2,790            49,467
   Freescale Semiconductor, Inc. --
       Class B*+                                          820            31,168
   Broadcom Corp. -- Class A*+                            940            28,519
   Micron Technology, Inc.+                             1,470            25,578
   Advanced Micro Devices, Inc.                           980            24,353


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Nvidia Corp.*+                                         710     $      21,009
   Analog Devices, Inc.                                   710            20,867
   Linear Technology Corp.+                               610            18,983
   Maxim Integrated Products, Inc.+                       640            17,965
   KLA-Tencor Corp.+                                      400            17,788
   Xilinx, Inc.                                           680            14,926
   National Semiconductor Corp.+                          600            14,118
   Altera Corp.*                                          720            13,234
   Novellus Systems, Inc.*+                               250             6,915
   LSI Logic Corp.*+                                      800             6,576
   Teradyne, Inc.*+                                       400             5,264
   PMC - Sierra, Inc.*+                                   420             2,495
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               660,041
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 0.9%
   Google, Inc. -- Class A*                               430           172,817
   eBay, Inc.*                                          2,360            66,930
   Yahoo!, Inc.*+                                       2,500            63,200
   VeriSign, Inc.*                                        490             9,898
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      312,845
                                                                  -------------

   IT CONSULTING & SERVICES 0.6%
   First Data Corp.                                     1,540            64,680
   Automatic Data Processing, Inc.                      1,120            53,021
   Electronic Data Systems Corp.                        1,040            25,501
   Paychex, Inc.                                          680            25,058
   Computer Sciences Corp.*                               350            17,192
   Fiserv, Inc.*                                          350            16,482
   Affiliated Computer Services, Inc.
       -- Class A*                                        240            12,446
   Sabre Holdings Corp.                                   260             6,081
   Convergys Corp.*                                       280             5,782
   Unisys Corp.*                                          690             3,905
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          230,148
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                            820            26,806
   Molex, Inc.+                                           280            10,911
   Jabil Circuit, Inc.+                                   370            10,571
   Symbol Technologies, Inc.+                             510             7,579
   Solectron Corp.*                                     1,840             5,998

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Tektronix, Inc.                                        170     $       4,918
   Sanmina-SCI Corp.*                                   1,070             4,002
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 70,785
                                                                  -------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                         1,970            30,653
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                 30,653
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          3,686,721
                                                                  -------------

HEALTH CARE 8.6%
   PHARMACEUTICALS 4.6%
   Pfizer, Inc.                                        14,650           415,474
   Johnson & Johnson, Inc.                              5,879           381,782
   Merck & Co., Inc.+                                   4,370           183,103
   Abbott Laboratories                                  3,070           149,079
   Wyeth                                                2,700           137,268
   Eli Lilly & Co.+                                     1,981           112,917
   Bristol-Myers Squibb Co.                             3,950            98,434
   Schering-Plough Corp.                                2,980            65,828
   Allergan, Inc.                                         300            33,783
   Forest Laboratories, Inc.*                             640            32,390
   Barr Pharmaceuticals, Inc.*                            210            10,907
   Mylan Laboratories, Inc.+                              420             8,455
   King Pharmaceuticals, Inc.*                            490             8,345
   Watson Pharmaceuticals, Inc.*+                         210             5,496
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,643,261
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 1.9%
   UnitedHealth Group, Inc.                             2,710           133,332
   WellPoint, Inc.*                                     1,250            96,312
   Cardinal Health, Inc.+                                 807            53,052
   Caremark Rx, Inc.+                                     859            48,680
   Aetna, Inc.                                          1,100            43,505
   HCA, Inc.+                                             850            42,407
   Medco Health Solutions, Inc.*+                         590            35,465
   McKesson Corp.                                         600            31,632
   CIGNA Corp.                                            220            25,590
   Humana, Inc.*                                          330            21,810
   Express Scripts, Inc.*                                 280            21,137
   Quest Diagnostics, Inc.                                320            19,571
   AmerisourceBergen Corp.                                410            18,532
   Coventry Health Care, Inc.*                            320            16,486


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Laboratory Corporation of America                      250     $      16,393
       Holdings*+
   IMS Health, Inc.                                       400            10,656
   Health Management Associates, Inc.
       -- Class A+                                        480            10,032
   Patterson Cos., Inc.*+                                 280             9,411
   Manor Care, Inc.+                                      150             7,842
   Tenet Healthcare Corp.*+                               950             7,733
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  669,578
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Medtronic, Inc.+                                     2,311           107,323
   Baxter International, Inc.                           1,310            59,553
   Boston Scientific Corp.*                             2,370            35,052
   Becton, Dickinson & Co.                                490            34,628
   Zimmer Holdings, Inc.*+                                490            33,075
   Stryker Corp.                                          600            29,754
   St. Jude Medical, Inc.*                                710            25,056
   Fisher Scientific International,
       Inc.*                                              250            19,560
   Biomet, Inc.                                           490            15,773
   C.R. Bard, Inc.                                        210            15,750
   Thermo Electron Corp.*+                                320            12,586
   Hospira, Inc.*                                         320            12,246
   Waters Corp.*                                          210             9,509
   Millipore Corp.*+                                      110             6,743
   Bausch & Lomb, Inc.                                    110             5,514
   PerkinElmer, Inc.                                      250             4,733
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  426,855
                                                                  -------------

   BIOTECHNOLOGY 0.9%
   Amgen, Inc.*                                         2,350           168,095
   Gilead Sciences, Inc.*                                 920            63,204
   Genzyme Corp.*                                         530            35,759
   Biogen Idec, Inc.*                                     690            30,829
   Medimmune, Inc.*+                                      480            14,021
   Applera Corp. - Applied Biosystems
       Group                                              370            12,251
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     324,159
                                                                  -------------

TOTAL HEALTH CARE                                                     3,063,853
                                                                  -------------

INDUSTRIALS 7.4%
   INDUSTRIAL CONGLOMERATES 2.8%
   General Electric Co.                                20,737           732,016

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Tyco International Ltd.                              4,045     $     113,220
   3M Co.                                               1,510           112,374
   Textron, Inc.                                          250            21,875
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          979,485
                                                                  -------------

   AEROSPACE & DEFENSE 1.6%
   United Technologies Corp.                            2,030           128,600
   Boeing Co.                                           1,600           126,160
   Honeywell International, Inc.+                       1,650            67,485
   Lockheed Martin Corp.+                                 720            61,963
   General Dynamics Corp.                                 810            58,053
   Northrop Grumman Corp.+                                690            46,968
   Raytheon Co.                                           900            43,209
   L-3 Communications Holdings, Inc.                      250            19,583
   Rockwell Collins, Inc.                                 340            18,646
   Goodrich Corp.                                         250            10,130
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               580,797
                                                                  -------------

   MACHINERY 1.0%
   Caterpillar, Inc.+                                   1,320            86,856
   Deere & Co.+                                           460            38,599
   Illinois Tool Works, Inc.                              840            37,716
   Danaher Corp.+                                         480            32,962
   Paccar, Inc.                                           495            28,225
   Ingersoll-Rand Co. -- Class A+                         650            24,687
   Eaton Corp.                                            300            20,655
   Dover Corp.                                            410            19,450
   ITT Industries, Inc.                                   370            18,970
   Parker Hannifin Corp.                                  240            18,655
   Cummins, Inc.+                                         110            13,115
   Pall Corp.                                             250             7,703
   Navistar International Corp.*                          120             3,098
                                                                  -------------

TOTAL MACHINERY                                                         350,691
                                                                  -------------

   AIR FREIGHT & COURIERS 0.6%
   United Parcel Service, Inc. --
       Class B+                                         2,170           156,110
   FedEx Corp.                                            620            67,381
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            223,491
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ROAD & RAIL 0.5%
   Burlington Northern Santa Fe Corp.                     730     $      53,611
   Union Pacific Corp.+                                   540            47,520
   Norfolk Southern Corp.+                                830            36,561
   CSX Corp.+                                             890            29,219
   Ryder System, Inc.+                                    120             6,202
                                                                  -------------

TOTAL ROAD & RAIL                                                       173,113
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Waste Management, Inc.                               1,090            39,981
   Pitney Bowes, Inc.+                                    450            19,966
   RR Donnelley & Sons Co.                                430            14,173
   Robert Half International, Inc.                        340            11,550
   Avery Dennison Corp.                                   190            11,432
   Cintas Corp.                                           270            11,024
   Monster Worldwide, Inc.*                               260             9,409
   Equifax, Inc.                                          250             9,178
   Allied Waste Industries, Inc.*                         510             5,748
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    132,461
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.                                   820            68,765
   Rockwell Automation, Inc.+                             350            20,335
   Cooper Industries Ltd. -- Class A                      180            15,340
   American Power Conversion Corp.                        340             7,466
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              111,906
                                                                  -------------

   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                           800            21,936
   American Standard Cos., Inc.                           350            14,690
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                  36,626
                                                                  -------------

   AIRLINES 0.1%
   Southwest Airlines Co.+                              1,580            26,323
                                                                  -------------

TOTAL AIRLINES                                                           26,323
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                            180            13,840
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                         13,840
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                    150     $      10,053
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   10,053
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,638,786
                                                                  -------------

CONSUMER DISCRETIONARY 6.9%
   MEDIA 2.3%
   Comcast Corp. -- Class A*+                           4,210           155,139
   Time Warner, Inc.                                    8,170           148,939
   Walt Disney Co.                                      4,200           129,822
   News Corp. -- Class A                                4,700            92,355
   Viacom, Inc. - Class B*                              1,430            53,168
   CBS Corp.+                                           1,570            44,227
   McGraw-Hill Cos., Inc.                                 710            41,201
   Omnicom Group, Inc.+                                   350            32,760
   Clear Channel Communications, Inc.+                  1,000            28,850
   Gannett Co., Inc.+                                     470            26,710
   Univision Communications, Inc. --
       Class A*+                                          500            17,170
   Tribune Co.+                                           380            12,434
   Interpublic Group of Cos., Inc.*+                      890             8,811
   EW Scripps Co. -- Class A                              170             8,148
   New York Times Co. -- Class A+                         290             6,664
   Dow Jones & Co., Inc.+                                 130             4,360
   Meredith Corp.+                                         80             3,946
                                                                  -------------

TOTAL MEDIA                                                             814,704
                                                                  -------------

   SPECIALTY RETAIL 1.4%
   Home Depot, Inc.+                                    4,150           150,521
   Lowe's Cos., Inc.+                                   3,070            86,144
   Best Buy Co., Inc.                                     820            43,919
   Staples, Inc.+                                       1,460            35,522
   TJX Cos., Inc.+                                        900            25,227
   Office Depot, Inc.*+                                   570            22,629
   Bed Bath & Beyond, Inc.*                               570            21,808
   The Gap, Inc.                                        1,080            20,466
   Limited Brands, Inc.+                                  680            18,013
   Sherwin-Williams Co.                                   230            12,829
   AutoZone, Inc.*                                        110            11,363
   Tiffany & Co.                                          280             9,296
   Circuit City Stores, Inc.+                             280             7,031
   AutoNation, Inc.*+                                     310             6,479
   OfficeMax, Inc.+                                       150             6,111


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   RadioShack Corp.                                       270     $       5,211
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  482,569
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                     2,460            96,235
   Starbucks Corp.*+                                    1,520            51,756
   Carnival Corp.+                                        890            41,857
   International Game Technology, Inc.                    680            28,220
   Yum! Brands, Inc.                                      540            28,107
   Marriott International, Inc. --
       Class A+                                           690            26,661
   Starwood Hotels & Resorts
       Worldwide, Inc.                                    440            25,164
   Harrah's Entertainment, Inc.+                          370            24,579
   Hilton Hotels Corp.+                                   780            21,723
   Wendy's International, Inc.                            240            16,080
   Darden Restaurants, Inc.                               290            12,316
   Wyndham Worldwide Corp.*                               400            11,188
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     383,886
                                                                  -------------

   MULTILINE RETAIL 0.8%
   Target Corp.                                         1,730            95,582
   Federated Department Stores, Inc.                    1,094            47,272
   Kohl's Corp.*                                          656            42,588
   J.C. Penney Holding Co., Inc.+                         450            30,775
   Sears Holdings Corp.*                                  170            26,875
   Nordstrom, Inc.+                                       460            19,458
   Family Dollar Stores, Inc.+                            300             8,772
   Dollar General Corp.                                   630             8,587
   Big Lots, Inc.*                                        220             4,358
   Dillard's, Inc. -- Class A+                            120             3,928
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  288,195
                                                                  -------------

   HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.                                   300            22,533
   Newell Rubbermaid, Inc.+                               560            15,859
   Pulte Homes, Inc.+                                     430            13,700
   Whirlpool Corp.+                                       160            13,458
   D.R. Horton, Inc.+                                     550            13,172
   Lennar Corp. -- Class A+                               280            12,670
   Centex Corp.+                                          240            12,629
   Black & Decker Corp.                                   150            11,902
   Harman International Industries,
       Inc.+                                              130            10,847

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Leggett & Platt, Inc.                                  360     $       9,011
   Stanley Works+                                         160             7,976
   KB HOME+                                               160             7,008
   Snap-On, Inc.                                          120             5,346
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                156,111
                                                                  -------------

   AUTOMOBILES 0.3%
   General Motors Corp.+                                1,140            37,916
   Harley-Davidson, Inc.+                                 530            33,258
   Ford Motor Co.+                                      3,780            30,580
                                                                  -------------

TOTAL AUTOMOBILES                                                       101,754
                                                                  -------------

   TEXTILES & APPAREL 0.2%
   Nike, Inc. -- Class B+                                 380            33,296
   Coach, Inc.*+                                          740            25,456
   VF Corp.+                                              180            13,131
   Liz Claiborne, Inc.                                    210             8,297
   Jones Apparel Group, Inc.                              230             7,461
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                 87,641
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc.                                           760            14,972
   Eastman Kodak Co.+                                     580            12,992
   Hasbro, Inc.                                           330             7,508
   Brunswick Corp.+                                       190             5,926
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       41,398
                                                                  -------------

   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.+                                390            27,979
   Goodyear Tire & Rubber Co.*+                           360             5,220
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    33,199
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.                                        650            14,131
   Apollo Group, Inc. -- Class A*                         280            13,787
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     27,918
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*                                      630     $      20,236
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                          20,236
                                                                  -------------

   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                      340            14,664
                                                                  -------------

TOTAL DISTRIBUTORS                                                       14,664
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,452,275
                                                                  -------------

CONSUMER STAPLES 6.5%
   FOOD & DRUG RETAILING 1.6%
   Wal-Mart Stores, Inc.                                4,935           243,394
   Walgreen Co.+                                        2,030            90,112
   CVS Corp.                                            1,650            52,998
   Costco Wholesale Corp.+                                940            46,699
   Sysco Corp.+                                         1,240            41,478
   Kroger Co.+                                          1,450            33,553
   Safeway, Inc.+                                         890            27,011
   Whole Foods Market, Inc.+                              280            16,640
   Supervalu, Inc.                                        430            12,750
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             564,635
                                                                  -------------

   HOUSEHOLD PRODUCTS 1.5%
   Procter & Gamble Co.                                 6,380           395,433
   Colgate-Palmolive Co.                                1,040            64,584
   Kimberly-Clark Corp.+                                  920            60,131
   Clorox Co.                                             300            18,900
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                539,048
                                                                  -------------

   BEVERAGES 1.5%
   PepsiCo, Inc.                                        3,310           216,011
   Coca-Cola Co.                                        4,100           183,188
   Anheuser-Busch Cos., Inc.                            1,540            73,165
   Brown-Forman Corp. -- Class B                          160            12,264
   Constellation Brands, Inc. -- Class A*                 420            12,088
   Coca-Cola Enterprises, Inc.                            550            11,456
   Pepsi Bottling Group, Inc.                             270             9,585
   Molson Coors Brewing Co. -- Class B+                    90             6,201
                                                                  -------------

TOTAL BEVERAGES                                                         523,958
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TOBACCO 1.0%
   Altria Group, Inc.                                   4,210     $     322,275
   Reynolds American, Inc.+                               340            21,070
   UST, Inc.+                                             320            17,546
                                                                  -------------

TOTAL TOBACCO                                                           360,891
                                                                  -------------

   FOOD PRODUCTS 0.8%
   Archer-Daniels-Midland Co.                           1,320            50,002
   General Mills, Inc.+                                   710            40,186
   H.J. Heinz Co.                                         670            28,093
   ConAgra Foods, Inc.+                                 1,026            25,116
   Kellogg Co.+                                           500            24,760
   Sara Lee Corp.                                       1,530            24,587
   WM Wrigley Jr Co.                                      440            20,266
   Hershey Co.                                            350            18,708
   Campbell Soup Co.+                                     460            16,790
   Dean Foods Co.*                                        270            11,345
   McCormick & Co., Inc.                                  260             9,875
   Tyson Foods, Inc. -- Class A+                          510             8,099
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     277,827
                                                                  -------------

   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                    900            27,594
   Estee Lauder Cos., Inc. -- Class A+                    260            10,486
   Alberto-Culver Co. -- Class B                          160             8,094
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  46,174
                                                                  -------------

TOTAL CONSUMER STAPLES                                                2,312,533
                                                                  -------------

ENERGY 6.3%
   OIL & GAS 5.1%
   Exxon Mobil Corp.+                                  11,950           801,845
   Chevron Corp.+                                       4,420           286,681
   ConocoPhillips                                       3,310           197,044
   Occidental Petroleum Corp.                           1,730            83,230
   Valero Energy Corp.                                  1,230            63,308
   Devon Energy Corp.                                     890            56,204
   Marathon Oil Corp.                                     720            55,368
   Apache Corp.                                           660            41,712
   Anadarko Petroleum Corp.                               920            40,324
   EOG Resources, Inc.+                                   490            31,875
   XTO Energy, Inc.+                                      730            30,755
   Williams Cos., Inc.                                  1,200            28,644
   Kinder Morgan, Inc.                                    220            23,067


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Chesapeake Energy Corp.+                               760     $      22,025
   Hess Corp.+                                            480            19,882
   El Paso Corp.                                        1,400            19,096
   Murphy Oil Corp.+                                      380            18,069
   Sunoco, Inc.                                           260            16,169
   Consol Energy, Inc.                                    370            11,740
                                                                  -------------

TOTAL OIL & GAS                                                       1,847,038
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 1.2%
   Schlumberger Ltd.+                                   2,380           147,631
   Halliburton Co.                                      2,070            58,891
   Transocean, Inc.*                                      630            46,135
   Baker Hughes, Inc.                                     660            45,012
   Weatherford International Ltd.*                        700            29,204
   National-Oilwell Varco, Inc.*+                         350            20,493
   Nabors Industries Ltd.*                                640            19,040
   BJ Services Co.                                        600            18,078
   Noble Corp.                                            280            17,970
   Smith International, Inc.                              400            15,520
   Rowan Cos., Inc.                                       220             6,959
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       424,933
                                                                  -------------

TOTAL ENERGY                                                          2,271,971
                                                                  -------------

TELECOMMUNICATION SERVICES 2.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   AT&T, Inc.+                                          7,810           254,294
   Verizon Communications, Inc.+                        5,818           216,022
   BellSouth Corp.                                      3,650           156,037
   Qwest Communications
       International, Inc.*+                            3,220            28,078
   Embarq Corp.                                           300            14,511
   Windstream Corp.+                                      950            12,531
   CenturyTel, Inc.+                                      230             9,124
   Citizens Communications Co.                            640             8,986
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            699,583
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Sprint Nextel Corp.+                                 6,000           102,900

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Alltel Corp.                                           780     $      43,290
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               146,190
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        845,773
                                                                  -------------

UTILITIES 2.3%
   ELECTRIC UTILITIES 1.2%
   Exelon Corp.+                                        1,350            81,729
   TXU Corp.                                              930            58,144
   Southern Co.+                                        1,490            51,345
   FirstEnergy Corp.+                                     660            36,868
   FPL Group, Inc.+                                       810            36,450
   Entergy Corp.                                          420            32,857
   American Electric Power Co., Inc.                      790            28,732
   Edison International+                                  650            27,066
   PPL Corp.                                              770            25,333
   Progress Energy, Inc.+                                 510            23,144
   Allegheny Energy, Inc.*                                330            13,256
   Pinnacle West Capital Corp.+                           200             9,010
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                423,934
                                                                  -------------

   MULTI-UTILITIES 1.1%
   Duke Energy Corp.                                    2,520            76,104
   Dominion Resources, Inc.+                              710            54,308
   Public Service Enterprise Group, Inc.                  510            31,207
   PG&E Corp.+                                            700            29,155
   AES Corp.*+                                          1,330            27,119
   Sempra Energy+                                         520            26,130
   Consolidated Edison, Inc.+                             500            23,100
   Ameren Corp.                                           410            21,644
   Constellation Energy Group, Inc.                       360            21,312
   Xcel Energy, Inc.+                                     820            16,933
   DTE Energy Co.+                                        360            14,943
   KeySpan Corp.                                          350            14,399
   NiSource, Inc.                                         550            11,957
   CenterPoint Energy, Inc.+                              630             9,022
   TECO Energy, Inc.                                      420             6,573
   CMS Energy Corp.*+                                     450             6,498
   Dynegy, Inc. -- Class A*                               760             4,210
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   394,614
                                                                  -------------

   GAS UTILITIES 0.0%
   Nicor, Inc.+                                            90             3,848


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Peoples Energy Corp.+                                   80     $       3,252
                                                                  -------------

TOTAL GAS UTILITIES                                                       7,100
                                                                  -------------

TOTAL UTILITIES                                                         825,648
                                                                  -------------

MATERIALS 1.9%
   CHEMICALS 1.0%
   E.I. du Pont de Nemours and Co.                      1,850            79,254
   Dow Chemical Co.+                                    1,930            75,232
   Monsanto Co.                                         1,090            51,241
   Praxair, Inc.                                          650            38,454
   Air Products & Chemicals, Inc.                         440            29,203
   PPG Industries, Inc.                                   330            22,137
   Ecolab, Inc.+                                          360            15,415
   Rohm & Haas Co.                                        290            13,732
   Sigma-Aldrich Corp.+                                   130             9,837
   Eastman Chemical Co.+                                  170             9,183
   Ashland, Inc.                                          130             8,291
   International Flavors &
       Fragrances, Inc.                                   160             6,326
   Hercules, Inc.*+                                       230             3,627
                                                                  -------------

TOTAL CHEMICALS                                                         361,932
                                                                  -------------

   METALS & MINING 0.6%
   Alcoa, Inc.                                          1,740            48,790
   Newmont Mining Corp.+                                  900            38,475
   Phelps Dodge Corp.                                     410            34,727
   Nucor Corp.+                                           620            30,684
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                   390            20,771
   United States Steel Corp.+                             250            14,420
   Allegheny Technologies, Inc.+                          200            12,438
                                                                  -------------

TOTAL METALS & MINING                                                   200,305
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.2%
   International Paper Co.+                               908            31,444
   Weyerhaeuser Co.+                                      490            30,150
   MeadWestvaco Corp.+                                    360             9,543
   Louisiana-Pacific Corp.                                210             3,942
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            75,079
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.+                                   220     $       8,822
   Sealed Air Corp.+                                      160             8,659
   Ball Corp. +                                           210             8,494
   Pactiv Corp.*                                          280             7,958
   Bemis Co.                                              210             6,901
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             40,834
                                                                  -------------

   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                   190            14,867
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             14,867
                                                                  -------------

TOTAL MATERIALS                                                         693,017
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $20,991,077)                                                24,164,098
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 23.6%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $  1,641,580         1,641,580
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                1,142,845         1,142,845
Credit Suisse at
  4.94% due 10/02/06++                              1,845,973         1,845,973
Morgan Stanley at
  4.89% due 10/02/06                                1,641,580         1,641,580
Citigroup, Inc. at
  4.80% due 10/02/06                                2,188,773         2,188,773
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $8,460,751)                                                  8,460,751
                                                                  -------------

SECURITIES LENDING COLLATERAL 12.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bancorp                                      4,282,610         4,282,610
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,282,610)                                                     4,282,610
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.2%
   (Cost $33,734,438)                                             $  36,907,459
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.2)%                                                $  (1,148,518)
                                                                  -------------
NET ASSETS - 100.0%                                               $  35,758,941

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $8,001,263)                                  119           153,226
                                                                  -------------

                                                                     UNREALIZED
                                                       SHARES              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS 110.1%
   December 2006 S&P 500 Index Swap,
       Maturing 12/28/06**
   (Notional Market Value $21,647,668)                 16,205           (52,875)
   December 2006 S&P 500 Index Swap,
       Maturing 12/14/06**
   (Notional Market Value $17,708,676)                 13,256           166,902
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $39,356,344)                               114,027
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable data.

+     All or a portion of this security is on loan at September 30, 2006

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 42.4%

INFORMATION TECHNOLOGY 26.6%
   SOFTWARE 7.5%
   Microsoft Corp.                                     45,690     $   1,248,708
   Oracle Corp.*                                       29,120           516,589
   Symantec Corp.*+                                    13,766           292,940
   Adobe Systems, Inc.*                                 7,560           283,122
   Electronic Arts, Inc.*                               4,116           229,179
   Intuit, Inc.*                                        5,770           185,159
   Autodesk, Inc.*                                      3,190           110,948
   Citrix Systems, Inc.*+                               2,910           105,371
   BEA Systems, Inc.*                                   4,840            73,568
   Cadence Design Systems, Inc.*                        3,910            66,314
   Check Point Software Technologies
       Ltd.*                                            3,140            59,817
   Red Hat, Inc.*+                                      2,495            52,595
   Activision, Inc.*                                    3,331            50,298
                                                                  -------------

TOTAL SOFTWARE                                                        3,274,608
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 5.0%
   Qualcomm, Inc.                                      26,530           964,366
   Cisco Systems, Inc.*                                29,040           667,920
   Research In Motion, Ltd.*                            2,476           254,186
   Juniper Networks, Inc.*+                             4,947            85,484
   Comverse Technology, Inc.*                           2,791            59,839
   JDS Uniphase Corp.*+                                25,802            56,506
   Telefonaktiebolaget LM Ericsson --
       SP ADR+                                          1,390            47,886
   Tellabs, Inc.*                                       3,400            37,264
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        2,173,451
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.9%
   Intel Corp.                                         26,900           553,333
   Applied Materials, Inc.                             10,560           187,229
   Broadcom Corp. -- Class A*+                          5,700           172,938
   Linear Technology Corp.                              5,400           168,048
   Maxim Integrated Products, Inc.+                     5,978           167,803
   Marvell Technology Group Ltd.*+                      7,444           144,190
   KLA-Tencor Corp.+                                    3,213           142,882
   Nvidia Corp.*                                        4,610           136,410
   Xilinx, Inc.                                         6,000           131,700
   Altera Corp.*                                        6,730           123,697

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Lam Research Corp.*+                                 1,949     $      88,348
   Microchip Technology, Inc.                           2,382            77,225
   ATI Technologies, Inc.*                              3,320            71,214
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,165,017
                                                                  -------------

   COMPUTERS & PERIPHERALS 4.3%
   Apple Computer, Inc.*                               15,840         1,220,155
   Dell, Inc.*                                         11,130           254,209
   Network Appliance, Inc.*                             5,170           191,342
   SanDisk Corp.*+                                      2,400           128,496
   Sun Microsystems, Inc.*                             20,303           100,906
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,895,108
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 3.4%
   Google, Inc. -- Class A*                             1,784           716,990
   eBay, Inc.*                                         14,064           398,855
   Yahoo!, Inc.*                                        8,840           223,475
   Akamai Technologies, Inc.*+                          1,990            99,480
   VeriSign, Inc.*                                      3,050            61,610
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,500,410
                                                                  -------------

   IT CONSULTING & SERVICES 1.1%
   Paychex, Inc.                                        4,810           177,248
   Fiserv, Inc.*                                        2,900           136,561
   Cognizant Technology Solutions
       Corp. -- Class A*                                1,830           135,530
   CheckFree Corp.*+                                    1,160            47,931
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          497,270
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
   Flextronics International Ltd.*                      8,361           105,683
   CDW Corp.                                            1,080            66,614
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                172,297
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         11,678,161
                                                                  -------------

CONSUMER DISCRETIONARY 6.7%
   MEDIA 2.2%
   Comcast Corp. -- Class A*+                          12,744           469,616
   NTL, Inc.                                            4,720           120,030


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   EchoStar Communications Corp.*                       2,840     $      92,982
   Sirius Satellite Radio, Inc.*+                      20,260            79,217
   Liberty Global, Inc. -- Class A*+                    3,030            77,992
   Lamar Advertising Co. -- Class A*+                   1,100            58,751
   XM Satellite Radio Holdings, Inc.*                   3,680            47,435
   Discovery Holding Co. -- Class A*                    3,170            45,838
                                                                  -------------

TOTAL MEDIA                                                             991,861
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.3%
   Starbucks Corp.*+                                   14,000           476,700
   Wynn Resorts Ltd.*+                                  1,460            99,295
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     575,995
                                                                  -------------

   SPECIALTY RETAIL 1.1%
   Bed Bath & Beyond, Inc.*                             5,049           193,175
   Staples, Inc.+                                       6,501           158,169
   Petsmart, Inc.+                                      1,847            51,254
   Ross Stores, Inc.                                    1,870            47,517
   Urban Outfitters, Inc.*+                             2,313            40,917
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  491,032
                                                                  -------------

   MULTILINE RETAIL 0.8%
   Sears Holdings Corp.*                                2,150           339,893
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  339,893
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.7%
   IAC/InterActiveCorp*+                                4,150           119,354
   Amazon.com, Inc.*                                    3,702           118,908
   Expedia, Inc.*+                                      4,380            68,679
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         306,941
                                                                  -------------

   HOUSEHOLD DURABLES 0.3%
   Garmin Ltd.+                                         2,676           130,535
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                130,535
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Apollo Group, Inc. -- Class A*                       2,334     $     114,926
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    114,926
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,951,183
                                                                  -------------

HEALTH CARE 6.0%
   BIOTECHNOLOGY 4.1%
   Amgen, Inc.*                                         7,270           520,023
   Gilead Sciences, Inc.*                               5,990           411,513
   Genzyme Corp.*+                                      4,360           294,169
   Biogen Idec, Inc.*                                   4,966           221,881
   Celgene Corp.*+                                      4,630           200,479
   Medimmune, Inc.*+                                    3,410            99,606
   Amylin Pharmaceuticals, Inc.*                        1,590            70,071
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   1,817,742
                                                                  -------------

   PHARMACEUTICALS 0.8%
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                  8,200           279,538
   Sepracor, Inc.*+                                     1,411            68,349
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   347,887
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
   Biomet, Inc.                                         4,390           141,314
   DENTSPLY International, Inc.                         1,970            59,317
   Intuitive Surgical, Inc.*+                             491            51,776
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  252,407
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.5%
   Express Scripts, Inc.*                               1,640           123,804
   Patterson Cos., Inc.*+                               1,768            59,422
   Lincare Holdings, Inc.*                              1,200            41,568
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  224,794
                                                                  -------------

TOTAL HEALTH CARE                                                     2,642,830
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 1.8%
   MACHINERY 0.6%
   Paccar, Inc.                                         3,715     $     211,829
   Joy Global, Inc.                                     1,550            58,296
                                                                  -------------

TOTAL MACHINERY                                                         270,125
                                                                  -------------

   AIR FREIGHT & COURIERS 0.5%
   Expeditors International
       Washington, Inc.+                                2,790           124,378
   CH Robinson Worldwide, Inc.+                         2,234            99,592
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            223,970
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Cintas Corp.                                         2,570           104,933
   Monster Worldwide, Inc.*                             1,750            63,333
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    168,266
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.                                         1,920            74,054
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   74,054
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.1%
   American Power Conversion Corp.                      2,550            55,998
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                               55,998
                                                                  -------------

TOTAL INDUSTRIALS                                                       792,413
                                                                  -------------

CONSUMER STAPLES 0.6%
   FOOD & DRUG RETAILING 0.6%
   Costco Wholesale Corp.+                              3,280           162,950
   Whole Foods Market, Inc.+                            1,842           109,470
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             272,420
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  272,420
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   NII Holdings, Inc. -- Class B*+                      1,998     $     124,195
   Millicom International Cellular SA*+                 1,290            52,787
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               176,982
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        176,982
                                                                  -------------

MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                   850            64,320
                                                                  -------------

TOTAL CHEMICALS                                                          64,320
                                                                  -------------

TOTAL MATERIALS                                                          64,320
                                                                  -------------

ENERGY 0.1%
   ENERGY EQUIPMENT & SERVICES 0.1%
   Patterson-UTI Energy, Inc.                           2,230            52,985
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        52,985
                                                                  -------------

TOTAL ENERGY                                                             52,985
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $13,217,274)                                                18,631,294
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 63.6%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $  5,183,964         5,183,964
Lehman Brothers, Inc. at
  5.00% due 10/02/06++                              5,927,301         5,927,301
   Credit Suisse at
     4.94% due 10/02/06++                           4,763,349         4,763,349


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
------------------------------------------------------------------------------
Morgan Stanley at                                $  5,183,964     $   5,183,964
  4.89% due 10/02/06
Citigroup, Inc. at
  4.80% due 10/02/06                                6,911,952         6,911,952
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $27,970,530)                                                27,970,530
                                                                  -------------

SECURITIES LENDING COLLATERAL 8.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp                                     3,881,100         3,881,100
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,881,100)                                                     3,881,100
                                                                  -------------

TOTAL INVESTMENTS 114.8%
   (Cost $45,068,904)                                             $  50,482,924
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.8)%                                               $  (6,500,175)
                                                                  -------------
NET ASSETS - 100.0%                                               $  43,982,749

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Nasdaq 100  Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $3,172,525)                                   95     $     141,031
                                                                  -------------

                                                        UNITS
                                                        -----
EQUITY INDEX SWAP AGREEMENTS

December 2006 Nasdaq 100 Index Swap,
   Maturing 12/14/06**
   (Notional Market Value $23,563,150)                 14,245           363,203
December 2006 Nasdaq 100 Index Swap,
   Maturing 12/28/06**
   (Notional Market Value $41,590,762)                 25,144          (194,524)
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $65,153,912)                               168,679
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 81.1%

FINANCIALS 15.0%
   INSURANCE 4.4%
   W.R. Berkley Corp.                                   6,550     $     231,804
   Old Republic International Corp.                     9,660           213,969
   HCC Insurance Holdings, Inc.                         5,600           184,128
   Protective Life Corp.                                3,780           172,935
   AmerUs Group Co.+                                    2,480           168,665
   Brown & Brown, Inc.                                  4,510           137,826
   Fidelity National Financial, Inc.                      840            34,986
   Everest Re Group Ltd.                                  150            14,629
   Ohio Casualty Corp.+                                   440            11,383
                                                                  -------------

TOTAL INSURANCE                                                       1,170,325
                                                                  -------------

   REAL ESTATE 3.8%
   Macerich Co.+                                        2,930           223,735
   AMB Property Corp.                                   3,750           206,662
   Rayonier, Inc.                                       4,320           163,296
   Highwoods Properties, Inc.                           4,010           149,212
   Longview Fibre Co.                                   6,490           131,877
   Hospitality Properties Trust+                        1,270            59,944
   Developers Diversified Realty
       Corp.+                                             750            41,820
   Potlatch Corp.                                         690            25,599
                                                                  -------------

TOTAL REAL ESTATE                                                     1,002,145
                                                                  -------------

   BANKS 2.8%
   Colonial BancGroup, Inc.                             7,450           182,525
   Cullen/Frost Bankers, Inc.                           2,820           163,052
   Texas Regional Bancshares, Inc. --
       Class A                                          3,730           143,418
   Greater Bay Bancorp                                  4,870           137,383
   Wilmington Trust Corp.                               2,550           113,603
                                                                  -------------

TOTAL BANKS                                                             739,981
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.9%
   Radian Group, Inc.                                   3,470           208,200
   PMI Group, Inc.+                                     4,320           189,259
   IndyMac Bancorp, Inc.                                2,490           102,489
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        499,948
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CAPITAL MARKETS 1.6%
   SEI Investments Co.                                  2,330     $     130,923
   Investors Financial Services Corp.+                  2,520           108,562
   Raymond James Financial, Inc.                        3,670           107,311
   Waddell & Reed Financial, Inc. --
       Class A                                          1,590            39,352
   A.G. Edwards, Inc.+                                    540            28,771
   Eaton Vance Corp.                                      550            15,873
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   430,792
                                                                  -------------

   DIVERSIFIED FINANCIALS 0.3%
   Leucadia National Corp.                              3,330            87,146
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                             87,146
                                                                  -------------

   CONSUMER FINANCE 0.2%
   AmeriCredit Corp.*                                   2,639            65,949
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   65,949
                                                                  -------------

TOTAL FINANCIALS                                                      3,996,286
                                                                  -------------

INDUSTRIALS 12.7%
   COMMERCIAL SERVICES & SUPPLIES 3.3%
   Manpower, Inc.+                                      3,610           221,185
   Adesa, Inc.+                                         6,830           157,841
   Avis Budget Group, Inc.                              7,690           140,650
   Navigant Consulting, Inc.*                           6,570           131,794
   Korn/Ferry International, Inc.*                      6,190           129,619
   Deluxe Corp.+                                        4,170            71,307
   Stericycle, Inc.*                                      150            10,468
   Dun & Bradstreet Corp.*                                130             9,749
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    872,613
                                                                  -------------

   MACHINERY 3.2%
   Kennametal, Inc.                                     2,820           159,753
   Crane Co.                                            3,730           155,914
   Timken Co.+                                          5,100           151,878
   Nordson Corp.                                        3,410           135,923
   Graco, Inc.+                                         2,860           111,712
   Lincoln Electric Holdings, Inc.                      1,450            78,952
   AGCO Corp.*                                          1,410            35,743


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Joy Global, Inc.                                       950     $      35,730
                                                                  -------------

TOTAL MACHINERY                                                         865,605
                                                                  -------------

   AIR FREIGHT & COURIERS 1.3%
   CH Robinson Worldwide, Inc.+                         4,160           185,453
   Expeditors International
       Washington, Inc.+                                3,620           161,379
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            346,832
                                                                  -------------

   AEROSPACE & DEFENSE 1.0%
   DRS Technologies, Inc.+                              3,200           139,744
   Precision Castparts Corp.                            1,980           125,057
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               264,801
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.9%
   Thomas & Betts Corp.*                                2,870           136,928
   Hubbell, Inc. -- Class B                             1,880            90,052
   Roper Industries, Inc.                                 610            27,291
   AMETEK, Inc.                                            80             3,484
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              257,755
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.8%
   United Rentals, Inc.*                                6,220           144,615
   MSC Industrial Direct Co. -- Class A                 1,240            50,518
   GATX Corp.                                             430            17,789
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  212,922
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.7%
   Granite Construction, Inc.+                          2,400           128,040
   Quanta Services, Inc.*                               3,000            50,580
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        178,620
                                                                  -------------

   ROAD & RAIL 0.7%
   Con-way, Inc.                                        2,880           129,082
   J.B. Hunt Transport Services, Inc.+                  2,340            48,602

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Swift Transportation Co., Inc.*+                        20     $         474
                                                                  -------------

TOTAL ROAD & RAIL                                                       178,158
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.                                  1,310           110,171
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          110,171
                                                                  -------------

   AIRLINES 0.3%
   AirTran Holdings, Inc.*                              7,450            73,904
                                                                  -------------

TOTAL AIRLINES                                                           73,904
                                                                  -------------

   MARINE 0.1%
   Alexander & Baldwin, Inc.+                             890            39,489
                                                                  -------------

TOTAL MARINE                                                             39,489
                                                                  -------------

TOTAL INDUSTRIALS                                                     3,400,870
                                                                  -------------

INFORMATION TECHNOLOGY 12.3%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.9%
   Lam Research Corp.*+                                 5,450           247,048
   Intersil Corp. -- Class A+                           7,240           177,742
   Cree, Inc.*+                                         7,470           150,222
   MEMC Electronic Materials, Inc.*+                    3,260           119,414
   Microchip Technology, Inc.                           1,150            37,283
   Atmel Corp.*                                         5,520            33,341
   RF Micro Devices, Inc.*                              2,570            19,481
   Semtech Corp.*                                         120             1,531
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           786,062
                                                                  -------------

   IT CONSULTING & SERVICES 2.9%
   CheckFree Corp.*+                                    4,910           202,881
   MoneyGram International, Inc.                        5,160           149,949
   CSG Systems International, Inc.*                     5,030           132,943
   Acxiom Corp.                                         5,260           129,712
   Cognizant Technology Solutions
       Corp. -- Class A*                                1,280            94,797
   BISYS Group, Inc.*                                   3,460            37,576

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Alliance Data Systems Corp.*+                          310     $      17,109
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          764,967
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   Tech Data Corp.*                                     4,240           154,887
   Vishay Intertechnology, Inc.*                        9,460           132,819
   Ingram Micro, Inc. -- Class A*+                      6,920           132,587
   Plexus Corp.*                                        5,250           100,800
   CDW Corp.                                              160             9,869
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                530,962
                                                                  -------------

   SOFTWARE 1.9%
   Fair Isaac Corp.+                                    4,390           160,542
   Transaction Systems Architects,
       Inc. -- Class A*                                 3,690           126,641
   Advent Software, Inc.*                               2,570            93,060
   Mentor Graphics Corp.*                               5,120            72,089
   Synopsys, Inc.*+                                     2,800            55,216
   Sybase, Inc.*                                          550            13,332
                                                                  -------------

TOTAL SOFTWARE                                                          520,880
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.6%
   F5 Networks, Inc.*                                   3,000           161,160
   Polycom, Inc.*+                                      6,340           155,520
   Harris Corp.                                         1,740            77,412
   CommScope, Inc.*                                       810            26,617
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          420,709
                                                                  -------------

   COMPUTERS & PERIPHERALS 0.8%
   Palm, Inc.*+                                         9,060           131,914
   Western Digital Corp.*                               3,760            68,056
   Imation Corp.                                          170             6,825
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           206,795
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.2%
   Zebra Technologies Corp. -- Class A*+                1,430     $      51,108
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                 51,108
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          3,281,483
                                                                  -------------

CONSUMER DISCRETIONARY 12.2%
   SPECIALTY RETAIL 5.3%
   American Eagle Outfitters, Inc.+                     5,390           236,244
   Michaels Stores, Inc.                                5,210           226,844
   Ross Stores, Inc.                                    7,260           184,477
   AnnTaylor Stores Corp.*+                             4,240           177,486
   Payless Shoesource, Inc.*                            5,910           147,159
   Claire's Stores, Inc.                                4,970           144,925
   Williams-Sonoma, Inc.+                               4,390           142,192
   Rent-A-Center, Inc.*                                 4,610           135,027
   Chico's FAS, Inc.*+                                    610            13,133
   Abercrombie & Fitch Co. -- Class A+                    100             6,948
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,414,435
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.4%
   Bob Evans Farms, Inc.                                4,540           137,471
   Ruby Tuesday, Inc.+                                  4,830           136,158
   Scientific Games Corp. -- Class A*+                  3,560           113,208
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     386,837
                                                                  -------------

   HOUSEHOLD DURABLES 1.3%
   Mohawk Industries, Inc.*+                            2,610           194,315
   Furniture Brands International,
       Inc.+                                            6,610           125,854
   Tupperware Brands Corp.                              1,250            24,325
   American Greetings Corp. -- Class A+                   150             3,468
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                347,962
                                                                  -------------

   MEDIA 1.2%
   Lee Enterprises, Inc.+                               5,220           131,753
   Harte-Hanks, Inc.                                    4,580           120,683
   Catalina Marketing Corp.                             1,250            34,375


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Valassis Communications, Inc.*+                      1,610     $      28,416
                                                                  -------------

TOTAL MEDIA                                                             315,227
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Career Education Corp.*                              5,600           126,000
   ITT Educational Services, Inc.*                      1,380            91,494
   Sotheby's Holdings, Inc. -- Class A+                 1,640            52,874
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    270,368
                                                                  -------------

   AUTO COMPONENTS 0.7%
   BorgWarner, Inc.+                                    3,020           172,654
   ArvinMeritor, Inc.+                                    860            12,246
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   184,900
                                                                  -------------

   TEXTILES & APPAREL 0.5%
   Timberland Co. -- Class A*+                          3,650           105,010
   Hanesbrands, Inc.*                                   1,770            39,843
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                144,853
                                                                  -------------

   MULTILINE RETAIL 0.5%
   Dollar Tree Stores, Inc.*+                           3,890           120,434
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  120,434
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.1%
   Coldwater Creek, Inc.*                               1,210            34,800
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                          34,800
                                                                  -------------

   AUTOMOBILES 0.1%
   Thor Industries, Inc.+                                 690            28,407
                                                                  -------------

TOTAL AUTOMOBILES                                                        28,407
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Callaway Golf Co.                                    1,310            17,174
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       17,174
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          3,265,397
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 8.9%
   HEALTH CARE PROVIDERS & SERVICES 3.6%
   Health Net, Inc.*                                    4,920     $     214,118
   VCA Antech, Inc.*+                                   4,760           171,646
   Covance, Inc.*                                       2,160           143,381
   Pharmaceutical Product
       Development, Inc.                                3,470           123,844
   Lincare Holdings, Inc.*                              2,690            93,182
   Omnicare, Inc.+                                      2,080            89,627
   Community Health Systems, Inc.*                      1,900            70,965
   Apria Healthcare Group, Inc.*                        3,250            64,155
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  970,918
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 3.3%
   Intuitive Surgical, Inc.*                            1,840           194,028
   Beckman Coulter, Inc.+                               3,050           175,558
   Cytyc Corp.*+                                        6,750           165,240
   Edwards Lifesciences Corp.*                          3,530           164,463
   Varian, Inc.*                                        1,810            83,025
   ResMed, Inc.*                                        1,520            61,180
   Varian Medical Systems, Inc.*+                         600            32,034
   Advanced Medical Optics, Inc.*+                        190             7,514
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  883,042
                                                                  -------------

   BIOTECHNOLOGY 1.2%
   Cephalon, Inc.*+                                     2,180           134,615
   Millennium Pharmaceuticals, Inc.*+                  11,360           113,032
   Vertex Pharmaceuticals, Inc.*+                         720            24,228
   Techne Corp.*                                          290            14,749
   Invitrogen Corp.*+                                     190            12,048
   Martek Biosciences Corp.*+                             360             7,744
   Charles River Laboratories
       International, Inc.*+                               50             2,170
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     308,586
                                                                  -------------

   PHARMACEUTICALS 0.8%
   Sepracor, Inc.*+                                     2,120           102,693
   Perrigo Co.                                          5,090            86,377


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES            VALUE)
-------------------------------------------------------------------------------
   Par Pharmaceutical Cos., Inc.*                       1,780     $      32,467
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   221,537
                                                                  -------------

TOTAL HEALTH CARE                                                     2,384,083
                                                                  -------------

ENERGY 7.1%
   OIL & GAS 4.0%
   Peabody Energy Corp.                                 7,380           271,436
   Noble Energy, Inc.+                                  5,800           264,422
   Plains Exploration & Production
       Co.*                                             4,050           173,785
   Pogo Producing Co.+                                  3,490           142,915
   Overseas Shipholding Group, Inc.                     2,210           136,512
   Denbury Resources, Inc.*+                            1,430            41,327
   Arch Coal, Inc.+                                       560            16,190
   Southwestern Energy Co.*+                              530            15,831
   Newfield Exploration Co.*                              140             5,396
   Pioneer Natural Resources Co.+                          40             1,565
                                                                  -------------

TOTAL OIL & GAS                                                       1,069,379
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 3.1%
   Grant Prideco, Inc.*                                 5,220           198,517
   Pride International, Inc.*+                          6,860           188,101
   Tidewater, Inc.+                                     3,450           152,456
   FMC Technologies, Inc.*                              2,260           121,362
   Patterson-UTI Energy, Inc.+                          2,390            56,787
   ENSCO International, Inc.+                           1,210            53,034
   Helmerich & Payne, Inc.+                             1,880            43,296
   Cameron International Corp.*+                          210            10,145
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       823,698
                                                                  -------------

TOTAL ENERGY                                                          1,893,077
                                                                  -------------

UTILITIES 6.8%
   MULTI-UTILITIES 2.9%
   Wisconsin Energy Corp.                               4,840           208,797
   MDU Resources Group, Inc.+                           8,100           180,954
   OGE Energy Corp.                                     4,770           172,245
   Aquila, Inc.*                                       23,860           103,314
   Vectren Corp.+                                       3,430            92,095

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   NSTAR+                                                 400     $      13,344
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   770,749
                                                                  -------------

   ELECTRIC UTILITIES 1.9%
   Pepco Holdings, Inc.+                                8,120           196,260
   Westar Energy, Inc.+                                 6,220           146,232
   Hawaiian Electric Industries, Inc.+                  3,870           104,722
   Sierra Pacific Resources*+                           2,550            36,567
   Black Hills Corp.+                                     670            22,519
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                506,300
                                                                  -------------

   GAS UTILITIES 1.8%
   Oneok, Inc.                                          5,050           190,840
   AGL Resources, Inc.+                                 4,600           167,900
   National Fuel Gas Co.+                               1,860            67,611
   Questar Corp.                                          530            43,338
                                                                  -------------

TOTAL GAS UTILITIES                                                     469,689
                                                                  -------------

   WATER UTILITIES 0.2%
   Aqua America, Inc.+                                  2,620            57,483
                                                                  -------------

TOTAL WATER UTILITIES                                                    57,483
                                                                  -------------

TOTAL UTILITIES                                                       1,804,221
                                                                  -------------

MATERIALS 4.0%
   CHEMICALS 2.5%
   Airgas, Inc.                                         4,380           158,425
   Albemarle Corp.                                      2,770           150,494
   Valspar Corp.                                        5,610           149,226
   FMC Corp.+                                           1,940           124,296
   Cytec Industries, Inc.*                              1,450            80,605
                                                                  -------------

TOTAL CHEMICALS                                                         663,046
                                                                  -------------

   METALS & MINING 0.6%
   Steel Dynamics, Inc.                                 2,230           112,503
   Commercial Metals Co.                                2,290            46,556
                                                                  -------------

TOTAL METALS & MINING                                                   159,059
                                                                  -------------

   CONSTRUCTION MATERIALS 0.4%
   Martin Marietta Materials, Inc.+                     1,110            93,928


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Florida Rock Industries, Inc.                          560     $      21,678
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            115,606
                                                                  -------------

   CONTAINERS & PACKAGING 0.4%
   Sonoco Products Co.                                  2,850            95,874
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             95,874
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.1%
   Glatfelter+                                          2,680            36,314
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            36,314
                                                                  -------------

TOTAL MATERIALS                                                       1,069,899
                                                                  -------------

CONSUMER STAPLES 1.7%
   FOOD PRODUCTS 0.8%
   Hormel Foods Corp.                                   4,440           159,751
   Smithfield Foods, Inc.*                              1,540            41,611
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     201,362
                                                                  -------------

   HOUSEHOLD PRODUCTS 0.5%
   Energizer Holdings, Inc.*+                           1,860           133,901
   Church & Dwight Co., Inc.+                              80             3,129
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                137,030
                                                                  -------------

   FOOD & DRUG RETAILING 0.2%
   BJ's Wholesale Club, Inc.*                           2,040            59,527
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                              59,527
                                                                  -------------

   BEVERAGES 0.1%
   PepsiAmericas, Inc.                                  1,210            25,822
                                                                  -------------

TOTAL BEVERAGES                                                          25,822
                                                                  -------------

   TOBACCO 0.1%
   Universal Corp.+                                       510            18,630
                                                                  -------------

TOTAL TOBACCO                                                            18,630
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  442,371
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Telephone & Data Systems, Inc.                       2,080     $      87,568
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                87,568
                                                                  -------------

   DIVERSIFIED TELECOMMUNICATION SERVICES 0 1%
   Cincinnati Bell, Inc.*                               5,010            24,148
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             24,148
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        111,716
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $20,519,614)                                                21,649,403
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 19.5%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $  1,070,863         1,070,863
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                  745,520           745,520
Credit Suisse at
  4.94% due 10/02/06++                                900,642           900,642
Morgan Stanley at
  4.89% due 10/02/06                                1,070,863         1,070,863
Citigroup, Inc. at
  4.80% due 10/02/06                                1,427,817         1,427,817
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $5,215,705)                                                  5,215,705
                                                                  -------------

SECURITIES LENDING COLLATERAL 16.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bancorp                                      4,440,037         4,440,037
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,440,037)                                                     4,440,037
                                                                  -------------

TOTAL INVESTMENTS 117.2%
   (Cost $30,175,356)                                             $  31,305,145
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.2)%                                               $  (4,588,873)
                                                                  -------------
NET ASSETS - 100.0%                                               $  26,716,272


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P MidCap 400 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,802,500)                                   50     $      40,520
                                                                  -------------

                                                        UNITS
-------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
   November 2006 S&P MidCap 400 Index
       Swap, Maturing 11/21/06**                       19,563     $     211,808
    (Notional Market Value $14,755,173)
                                                                  -------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 27.1%
Federal Home Loan Bank*
   5.09% due 10/02/06                            $  1,000,000     $   1,000,000
Freddie Mac*
   5.11% due 10/17/06                               1,000,000           997,871
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,997,871)                                                  1,997,871
                                                                  -------------

REPURCHASE AGREEMENTS 62.2%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
     5.04% due 10/02/06                             1,017,947         1,017,947
Lehman Brothers, Inc. at
     5.00% due 10/02/06                               708,680           708,680
Credit Suisse at
     4.94% due 10/02/06+                              481,357           481,357
Morgan Stanley at
     4.89% due 10/02/06                             1,017,947         1,017,947
Citigroup, Inc. at
     4.80% due 10/02/06                             1,357,262         1,357,262
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $4,583,193)                                                  4,583,193
                                                                  -------------

TOTAL INVESTMENTS 89.3%
   (Cost $6,581,064)                                              $   6,581,064
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 10.7%                                            $     792,017
                                                                  -------------
NET ASSETS - 100.0%                                               $   7,373,081

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 S&P MidCap
    400 Index Mini Futures
    Contracts
    (Aggregate Market Value of
    Contracts $1,749,150)                                  23     $     (12,769)
                                                                  -------------

                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 S&P 400 Mid
    Cap Index Swap, Maturing
    11/21/06**
    (Notional Market Value $5,611,079)                  7,439     $       7,217
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 46.0%

FINANCIALS 10.4%
   REAL ESTATE 3.7%
   Alexandria Real Estate Equities,
       Inc.+                                              710     $      66,598
   Realty Income Corp.+                                 2,530            62,516
   Home Properties, Inc.+                               1,050            60,018
   Post Properties, Inc.+                               1,240            58,925
   Nationwide Health Properties, Inc.+                  2,190            58,561
   KKR Financial Corp.+                                 2,380            58,405
   American Home Mortgage Investment
       Corp.                                            1,540            53,700
   Sunstone Hotel Investors, Inc.+                      1,800            53,496
   LaSalle Hotel Properties+                            1,230            53,308
   Washington Real Estate Investment
       Trust+                                           1,280            50,944
   BioMed Realty Trust, Inc.                            1,600            48,544
   Pennsylvania Real Estate
       Investment Trust                                 1,120            47,679
   Corporate Office Properties Trust
       SBI                                              1,050            46,998
   Potlatch Corp.+                                      1,220            45,262
   Strategic Hotel Capital, Inc.+                       2,200            43,736
   Trammell Crow Co.*+                                  1,180            43,082
   Mid-America Apartment Communities,
       Inc.+                                              660            40,405
   Senior Housing Properties Trust                      1,880            40,119
   Entertainment Properties Trust                         810            39,949
   Newcastle Investment Corp.                           1,430            39,196
   Cousins Properties, Inc.                             1,100            37,631
   FelCor Lodging Trust, Inc.                           1,870            37,494
   Eastgroup Properties, Inc.                             700            34,902
   Spirit Finance Corp.                                 2,890            33,553
   DiamondRock Hospitality Co.                          2,020            33,552
   Tanger Factory Outlet Centers,
       Inc.+                                              940            33,483
   Sovran Self Storage, Inc.+                             600            33,330
   Highwoods Properties, Inc.                             890            33,117
   Longview Fibre Co.                                   1,610            32,715
   Glenborough Realty Trust, Inc.                       1,260            32,420
   Heritage Property Investment Trust                     880            32,085
   Anthracite Capital, Inc.+                            2,420            31,121
   Franklin Street Properties Corp., Inc.               1,550            30,783
   PS Business Parks, Inc.                                500            30,150

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Highland Hospitality Corp.+                          2,060     $      29,520
   Equity Lifestyle Properties, Inc.                      640            29,254
   Acadia Realty Trust                                  1,130            28,815
   Equity Inns, Inc.+                                   1,770            28,178
   Innkeepers USA Trust+                                1,590            25,901
   Impac Mortgage Holdings, Inc.+                       2,670            25,018
   Deerfield Triarc Capital Corp.                       1,740            22,811
   First Potomac Realty Trust                             650            19,643
   Capital Trust, Inc. -- Class A                         350            14,256
                                                                  -------------

TOTAL REAL ESTATE                                                     1,701,173
                                                                  -------------

   BANKS 3.4%
   Cathay General Bancorp                               2,020            72,922
   Umpqua Holding Corp.                                 2,400            68,640
   Westamerica Bancorporation                           1,350            68,188
   UCBH Holdings, Inc.+                                 3,840            67,046
   International Bancshares Corp.                       2,170            64,406
   Greater Bay Bancorp                                  2,230            62,908
   Chittenden Corp.                                     2,160            61,970
   Provident Bankshares Corp.                           1,390            51,499
   SVB Financial Group*+                                1,150            51,336
   Sterling Financial Corp.                             1,570            50,915
   Wintrust Financial Corp.                             1,010            50,652
   Citizens Banking Corp.+                              1,920            50,419
   Pacific Capital Bancorp                              1,850            49,895
   Central Pacific Financial Corp.+                     1,350            49,383
   Boston Private Financial Holdings,
       Inc.+                                            1,710            47,675
   MB Financial Corp.                                   1,270            46,825
   First Republic Bank                                  1,030            43,837
   CVB Financial Corp.                                  2,950            43,572
   Sterling Bancshares, Inc.                            2,120            42,930
   Prosperity Bancshares, Inc.+                         1,250            42,550
   Hanmi Financial Corp.                                2,170            42,532
   UMB Financial Corp.                                  1,080            39,496
   First Bancorp Puerto Rico                            3,230            35,724
   First Community Bancorp+                               630            35,249
   Signature Bank*                                      1,020            31,549
   PrivateBancorp, Inc.+                                  690            31,547
   Capitol Bancorp, Ltd.                                  690            30,705
   Banner Corp.                                           660            27,086
   Texas Capital Bancshares, Inc.*                      1,390            26,021
   Western Alliance Bancorp, Inc.*+                       730            24,017
   Old National Bancorp+                                1,120            21,392
   Bank of the Ozarks, Inc.+                              590            19,983


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Preferred Bank                                         330     $      19,790
   Virginia Commerce Bancorp, Inc.*                       870            19,314
   Intervest Bancshares Corp.*+                           440            19,166
   Wilshire Bancorp, Inc.                               1,000            19,040
   Texas United Bancshares, Inc.                          560            18,474
   Placer Sierra Bancshares                               810            17,990
   Chemical Financial Corp.                               590            17,511
   National Penn Bancshares, Inc.                           1                12
                                                                  -------------

TOTAL BANKS                                                           1,584,166
                                                                  -------------

   INSURANCE 1.1%
   Selective Insurance Group, Inc.+                       970            51,032
   Delphi Financial Group, Inc. --
       Class A+                                         1,270            50,647
   ProAssurance Corp.*                                    940            46,323
   Ohio Casualty Corp.+                                 1,770            45,790
   National Financial Partners Corp.                    1,110            45,543
   Zenith National Insurance Corp.                      1,140            45,475
   LandAmerica Financial Group, Inc.+                     590            38,816
   Argonaut Group, Inc.*+                               1,160            35,995
   RLI Corp.+                                             700            35,553
   Safety Insurance Group, Inc.                           610            29,683
   Infinity Property & Casualty Corp.                     710            29,202
   Navigators Group, Inc.*                                390            18,724
   Tower Group, Inc.                                      560            18,676
   SeaBright Insurance Holdings, Inc.*                  1,130            15,786
   Odyssey Re Holdings Corp.+                             450            15,201
   American Physicians Capital, Inc.*                     230            11,127
                                                                  -------------

TOTAL INSURANCE                                                         533,573
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.1%
   First Niagara Financial Group, Inc.                  3,350            48,843
   MAF Bancorp, Inc.                                    1,170            48,309
   Downey Financial Corp.+                                640            42,586
   FirstFed Financial Corp.*+                             630            35,734
   Corus Bankshares, Inc.+                              1,530            34,211
   PFF Bancorp, Inc.                                      910            33,706
   Harbor Florida Bancshares, Inc.                        660            29,245

                                                                         MARKET
                                                       SHARES            VALUE
-------------------------------------------------------------------------------
   Fremont General Corp.+                               2,090     $      29,239
   Accredited Home Lenders Holding
       Co.*                                               700            25,158
   W Holding Co., Inc.+                                 4,070            24,054
   TierOne Corp.                                          700            23,751
   Triad Guaranty, Inc.*                                  460            23,538
   Flagstar Bancorp, Inc.+                              1,570            22,843
   Franklin Bank Corp.*                                 1,050            20,874
   Ocwen Financial Corp., Inc.*+                        1,370            20,413
   Fidelity Bankshares, Inc.                              370            14,434
   Commercial Capital Bancorp, Inc.                       660            10,520
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        487,458
                                                                  -------------

   CAPITAL MARKETS 0.6%
   Waddell & Reed Financial, Inc. --
       Class A                                          2,470            61,132
   Knight Capital Group, Inc. -- Class A*               3,180            57,876
   Piper Jaffray Cos., Inc.*+                             670            40,615
   Calamos Asset Management, Inc. --
       Class A                                            880            25,802
   LaBranche & Co., Inc.*+                              2,470            25,614
   optionsXpress Holdings, Inc.+                          750            20,910
   Apollo Investment Corp.                                870            17,844
   GFI Group, Inc.*                                       210            11,611
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   261,404
                                                                  -------------

   CONSUMER FINANCE 0.4%
   Cash America International, Inc.                       890            34,781
   World Acceptance Corp.*+                               710            31,226
   Advanta Corp.+                                         660            24,354
   CompuCredit Corp.*+                                    790            23,866
   First Cash Financial Services,
       Inc.*                                              860            17,708
   Advance America Cash Advance
       Centers, Inc.+                                   1,070            15,429
   Asta Funding, Inc.+                                    410            15,371
   Ezcorp, Inc. -- Class A*                               390            15,085
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  177,820
                                                                  -------------

   DIVERSIFIED FINANCIALS 0.1%
   Portfolio Recovery Associates,
       Inc.*+                                             600            26,322
   Financial Federal Corp.+                               980            26,264


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   International Securities Exchange
       Holdings, Inc.+                                    390     $      18,287
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                             70,873
                                                                  -------------

INFORMATION TECHNOLOGY 8.7%
   SOFTWARE 1.9%
   Sybase, Inc.*                                        2,570            62,297
   Hyperion Solutions Corp.*                            1,700            58,616
   TIBCO Software, Inc.*                                6,400            57,472
   Micros Systems, Inc.*+                               1,160            56,747
   Ansys, Inc.*+                                        1,020            45,064
   Transaction Systems Architects,
       Inc. -- Class A*                                 1,160            39,811
   Kronos, Inc.*                                        1,150            39,203
   Intergraph Corp.*                                      910            39,021
   Internet Security Systems, Inc.*                     1,360            37,754
   MicroStrategy, Inc. -- Class A*+                       370            37,677
   Informatica Corp.*+                                  2,640            35,878
   Macrovision Corp.*+                                  1,510            35,772
   Net 1 UEPS Technologies, Inc.*+                      1,420            32,461
   Quest Software, Inc.*+                               2,260            32,273
   Lawson Software, Inc.*                               4,430            32,117
   Nuance Communications, Inc.*+                        3,760            30,719
   Advent Software, Inc.*+                                700            25,347
   Open Solutions, Inc.*                                  800            23,048
   Quality Systems, Inc.+                                 520            20,171
   Progress Software Corp.*                               750            19,500
   Ultimate Software Group, Inc.*                         820            19,295
   Witness Systems, Inc.*                               1,020            17,881
   i2 Technologies, Inc.*+                                870            16,295
   Aspen Technology, Inc.*                              1,460            15,943
   SPSS, Inc.*                                            610            15,207
   Filenet Corp.*                                         410            14,280
   Smith Micro Software, Inc.*+                           740            10,641
                                                                  -------------

TOTAL SOFTWARE                                                          870,490
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 1.8%
   Varian Semiconductor Equipment
       Associates, Inc.*                                1,660            60,922
   Formfactor, Inc.*+                                   1,330            56,033
   Cymer, Inc.*+                                        1,110            48,740

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   RF Micro Devices, Inc.*                              5,800     $      43,964
   Trident Microsystems, Inc.*+                         1,810            42,101
   Microsemi Corp.*+                                    2,090            39,396
   Silicon Image, Inc.*                                 2,900            36,888
   ATMI, Inc.*                                          1,250            36,337
   Diodes, Inc.*                                          750            32,377
   Zoran Corp.*                                         2,010            32,321
   Atheros Communications, Inc.*+                       1,710            31,002
   ON Semiconductor Corp.*                              5,010            29,459
   OmniVision Technologies, Inc.*+                      2,030            28,968
   MKS Instruments, Inc.*                               1,360            27,622
   Cabot Microelectronics Corp.*+                         950            27,379
   Micrel, Inc.*                                        2,830            27,140
   DSP Group, Inc.*                                     1,120            25,592
   Cirrus Logic, Inc.*                                  3,340            24,349
   Kulicke & Soffa Industries, Inc.*                    2,540            22,454
   Advanced Energy Industries, Inc.*                    1,260            21,470
   Amkor Technology, Inc.*+                             4,090            21,104
   Cohu, Inc.                                             940            16,760
   Supertex, Inc.*+                                       430            16,714
   Semtech Corp.*                                       1,290            16,460
   Veeco Instruments, Inc.*+                              810            16,322
   Intevac, Inc.*                                         940            15,792
   AMIS Holdings, Inc.*                                 1,640            15,564
   Netlogic Microsystems, Inc.*+                          590            14,968
   Asyst Technologies, Inc.*                            1,450             9,802
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           838,000
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Flir Systems, Inc.*+                                 2,070            56,221
   Benchmark Electronics, Inc.*+                        1,950            52,416
   Itron, Inc.*+                                          810            45,198
   Global Imaging Systems, Inc.*                        1,740            38,402
   Rogers Corp.*                                          570            35,198
   Coherent, Inc.*+                                       970            33,620
   Rofin-Sinar Technologies, Inc.*                        530            32,208
   Anixter International, Inc.+                           570            32,188
   Littelfuse, Inc.*+                                     810            28,107
   Plexus Corp.*                                        1,410            27,072
   Scansource, Inc.*+                                     890            26,994


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Daktronics, Inc.                                     1,220     $      25,242
   Cogent, Inc.*                                        1,740            23,890
   Brightpoint, Inc.*                                   1,560            22,183
   Park Electrochemical Corp.                             690            21,859
   MTS Systems Corp.+                                     660            21,345
   Electro Scientific Industries,
       Inc.*                                              930            19,158
   TTM Technologies, Inc.*                              1,570            18,369
   CTS Corp.                                            1,180            16,260
   SYNNEX Corp.*                                          660            15,187
   Zygo Corp., Inc.*                                    1,120            14,280
   Agilsys, Inc.                                          960            13,478
   Checkpoint Systems, Inc.*                              620            10,236
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                629,111
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 1.2%
   Digital River, Inc.*+                                1,160            59,299
   ValueClick, Inc.*+                                   3,020            55,991
   aQuantive, Inc.*+                                    2,180            51,492
   j2 Global Communications, Inc.*+                     1,550            42,113
   RealNetworks, Inc.*                                  3,610            38,302
   Digitas, Inc.*+                                      3,610            34,728
   EarthLink, Inc.*                                     4,770            34,678
   Websense, Inc.*+                                     1,590            34,360
   Digital Insight Corp.*                               1,040            30,493
   United Online, Inc.+                                 2,350            28,623
   CNET Networks, Inc.*                                 2,510            24,046
   SonicWALL, Inc.*                                     1,980            21,622
   WebEx Communications, Inc.*+                           550            21,461
   InfoSpace, Inc.*                                     1,050            19,362
   Vignette Corp.*                                      1,040            14,082
   Internap Network Services Corp.*                       920            14,002
   Click Commerce, Inc.*                                  540            12,215
   TheStreet.com, Inc.                                    960            10,214
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      547,083
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.1%
   Polycom, Inc.*+                                      2,530            62,061
   Foundry Networks, Inc.*                              4,510            59,307
   Interdigital Communications Corp.*                   1,670            56,947
   CommScope, Inc.*+                                    1,698            55,796
   ADTRAN, Inc.+                                        2,140            51,018
   Avocent Corp.*                                       1,420            42,770
   Arris Group, Inc.*                                   3,400            38,964
   Redback Networks, Inc.*                              1,850            25,678

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Black Box Corp.+                                       620     $      24,130
   Netgear, Inc.*+                                        940            19,355
   ViaSat, Inc.*                                          690            17,305
   Blue Coat Systems, Inc.*                               840            15,128
   Radyne Corp., Inc.*                                  1,190            14,566
   Packeteer, Inc.*                                     1,510            13,001
   Sirenza Microdevices, Inc.*                          1,220             9,638
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          505,664
                                                                  -------------

   IT CONSULTING & SERVICES 0.8%
   CACI International, Inc. -- Class A*                 1,000            55,010
   MPS Group, Inc.*+                                    3,290            49,712
   BISYS Group, Inc.*                                   3,730            40,508
   CSG Systems International, Inc.*                     1,410            37,266
   eFunds Corp.*                                        1,470            35,544
   Perot Systems Corp. -- Class A*                      2,510            34,613
   Talx Corp.+                                          1,250            30,650
   Mantech International Corp. --
       Class A*                                           690            22,777
   Keane, Inc.*                                         1,500            21,615
   SRA International, Inc. -- Class A*+                   630            18,938
   SYKES Enterprises, Inc.*+                              760            15,466
   Lightbridge, Inc.*                                   1,210            14,181
   Euronet Worldwide, Inc.*+                              418            10,262
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          386,542
                                                                  -------------

   COMPUTERS & PERIPHERALS 0.5%
   Brocade Communications Systems,
       Inc.*+                                           8,050            56,833
   Palm, Inc.*+                                         3,310            48,194
   Imation Corp.+                                       1,200            48,180
   Electronics for Imaging, Inc.*+                      1,670            38,210
   Komag, Inc.*+                                        1,120            35,795
   Synaptics, Inc.*+                                      820            19,983
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           247,195
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          4,024,085
                                                                  -------------

CONSUMER DISCRETIONARY 7.3%
   SPECIALTY RETAIL 1.9%
   Rent-A-Center, Inc.*                                 2,010            58,873
   Charming Shoppes, Inc.*+                             3,960            56,549
   Aeropostale, Inc.*+                                  1,880            54,952


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Men's Wearhouse, Inc.+                               1,450     $      53,955
   Regis Corp.                                          1,380            49,473
   Payless Shoesource, Inc.*                            1,940            48,306
   Pantry, Inc.*                                          740            41,714
   Tween Brands, Inc.*+                                 1,090            40,984
   Group 1 Automotive, Inc.+                              820            40,918
   Gymboree Corp.*+                                       970            40,915
   Dress Barn, Inc.*+                                   1,820            39,712
   Stage Stores, Inc.                                   1,210            35,501
   Pacific Sunwear of California,
       Inc.*                                            2,350            35,438
   Select Comfort Corp.*+                               1,600            35,008
   Guess ?, Inc.*+                                        700            33,971
   Hibbett Sporting Goods, Inc.*+                       1,290            33,772
   Christopher & Banks Corp.                            1,140            33,607
   Cato Corp. -- Class A+                               1,360            29,798
   Genesco, Inc.*+                                        860            29,644
   CSK Auto Corp.*                                      1,740            24,534
   Sonic Automotive, Inc.                               1,050            24,245
   Talbots, Inc.+                                         720            19,620
   Shoe Carnival, Inc.*                                   660            16,645
   Citi Trends, Inc.*+                                    330            11,388
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  889,522
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.4%
   Jack in the Box, Inc.*                               1,130            58,963
   Sonic Corp.*+                                        2,510            56,751
   Ruby Tuesday, Inc.                                   1,910            53,843
   Pinnacle Entertainment, Inc.*                        1,520            42,742
   CBRL Group, Inc.+                                      940            38,004
   CKE Restaurants, Inc.                                2,190            36,617
   Vail Resorts, Inc.*                                    890            35,618
   Rare Hospitality International,
       Inc.*                                            1,120            34,227
   Bob Evans Farms, Inc.                                1,110            33,611
   CEC Entertainment, Inc.*                             1,040            32,770
   Domino's Pizza, Inc.                                 1,250            32,063
   Papa John's International, Inc.*                       850            30,694
   IHOP Corp.+                                            650            30,128
   WMS Industries, Inc.*+                                 990            28,918
   Texas Roadhouse Co., Inc.*                           1,580            19,402
   Ameristar Casinos, Inc.+                               840            18,236
   Speedway Motorsports, Inc.                             500            18,205
   Landry's Restaurants, Inc.                             560            16,884
   Dover Downs Gaming &
       Entertainment, Inc.                              1,150            13,973
   Monarch Casino & Resort, Inc.*                         590            11,440

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Shuffle Master, Inc.*+                                 380     $      10,264
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     653,353
                                                                  -------------

   TEXTILES & APPAREL 0.9%
   Phillips-Van Heusen Corp.+                           1,560            65,161
   Wolverine World Wide, Inc.+                          1,780            50,392
   Brown Shoe Co., Inc.                                   920            32,973
   K-Swiss, Inc. -- Class A+                            1,020            30,661
   Carter's, Inc.*                                      1,150            30,348
   Warnaco Group, Inc.*                                 1,560            30,170
   Kellwood Co.                                           950            27,389
   Fossil, Inc.*                                        1,270            27,356
   Steven Madden, Ltd.                                    610            23,936
   Columbia Sportswear Co.*+                              410            22,890
   Oxford Industries, Inc.                                480            20,597
   Iconix Brand Group, Inc.*+                           1,190            19,159
   Deckers Outdoor Corp.*+                                390            18,455
   True Religion Apparel, Inc.*+                          570            12,033
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                411,520
                                                                  -------------

   MEDIA 0.8%
   Catalina Marketing Corp.                             1,440            39,600
   Lee Enterprises, Inc.+                               1,530            38,617
   Scholastic Corp.*                                    1,120            34,888
   Arbitron, Inc.+                                        910            33,679
   Valassis Communications, Inc.*+                      1,850            32,652
   RCN Corp.*                                           1,090            30,847
   Entercom Communications Corp.                        1,090            27,468
   CKX, Inc.*                                           2,090            26,021
   Interactive Data Corp.*                              1,290            25,736
   Westwood One, Inc.                                   2,950            20,886
   Morningstar, Inc.*+                                    460            16,974
   Cumulus Media, Inc. -- Class A*                      1,450            13,862
   Journal Register Co.                                 2,160            12,247
   Citadel Broadcasting Corp.                           1,200            11,280
   Playboy Enterprises, Inc. -- Class B*                1,140            10,727
   World Wrestling Entertainment, Inc.                    620            10,187
                                                                  -------------

TOTAL MEDIA                                                             385,671
                                                                  -------------

   HOUSEHOLD DURABLES 0.6%
   American Greetings Corp. -- Class A+                 1,910            44,159
   Yankee Candle Co., Inc.                              1,400            40,978


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Ethan Allen Interiors, Inc.+                         1,100     $      38,126
   Meritage Homes Corp.*+                                 840            34,953
   Tempur-Pedic International, Inc.*+                   2,020            34,683
   Furniture Brands International,
       Inc.+                                            1,650            31,416
   Champion Enterprises, Inc.*                          3,270            22,563
   Interface, Inc. -- Class A*                          1,690            21,767
   Brookfield Homes Corp.+                                630            17,741
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                286,386
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Sotheby's Holdings, Inc. -- Class A+                 1,790            57,710
   Strayer Education, Inc.+                               450            48,695
   DeVry, Inc.*                                         2,020            42,965
   Bright Horizons Family Solutions,
       Inc.*                                              890            37,140
   Jackson Hewitt Tax Service, Inc.+                    1,040            31,210
   Corinthian Colleges, Inc.*+                          2,510            27,133
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    244,853
                                                                  -------------

   AUTO COMPONENTS 0.3%
   Tenneco Automotive, Inc.*+                           1,540            36,021
   ArvinMeritor, Inc.+                                  2,410            34,318
   LKQ Corp.*+                                          1,420            31,197
   Drew Industries, Inc.*+                                610            15,409
   Aftermarket Technology Corp.*                          730     $      12,965
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   129,910
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Marvel Entertainment, Inc.*+                         1,540            37,176
   RC2 Corp.*                                             760            25,483
   Jakks Pacific, Inc.*+                                  900            16,047
   Marinemax, Inc.*+                                      630            16,033
   Oakley, Inc.                                           850            14,492
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      109,231
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.2%
   Priceline.com, Inc.*+                                  990            36,422
   Netflix, Inc.*+                                      1,220            27,792
   Stamps.com, Inc.*                                      680            12,961

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PetMed Express, Inc.*+                               1,060     $      11,066
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                          88,241
                                                                  -------------

   MULTILINE RETAIL 0.2%
   Big Lots, Inc.*+                                     3,260            64,580
   Bon-Ton Stores, Inc.+                                  470            13,978
                                                                  -------------

TOTAL MULTILINE RETAIL                                                   78,558
                                                                  -------------

   DISTRIBUTORS 0.1%
   Building Material Holding Corp.+                     1,210            31,484
   Keystone Automotive Industries,
       Inc.*                                              630            23,953
                                                                  -------------

TOTAL DISTRIBUTORS                                                       55,437
                                                                  -------------

   AUTOMOBILES 0.1%
   Winnebago Industries, Inc.+                          1,080            33,890
                                                                  -------------

TOTAL AUTOMOBILES                                                        33,890
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          3,366,572
                                                                  -------------

INDUSTRIALS 6.3%
   COMMERCIAL SERVICES & SUPPLIES 1.7%
   Watson Wyatt & Co. Holdings+                         1,310            53,605
   Waste Connections, Inc.*+                            1,330            50,420
   Brady Corp. -- Class A+                              1,330            46,763
   United Stationers, Inc.*                               970            45,115
   Herman Miller, Inc.                                  1,120            38,315
   Resources Connection, Inc.*                          1,310            35,095
   John H. Harland Co.                                    950            34,627
   Korn/Ferry International, Inc.*                      1,620            33,923
   Banta Corp.+                                           710            33,796
   Deluxe Corp.                                         1,920            32,832
   Advisory Board Co.*+                                   620            31,322
   Mine Safety Appliances Co.+                            870            31,007
   FTI Consulting, Inc.*+                               1,230            30,824
   Viad Corp.+                                            870            30,807
   American Reprographics Co.*                            860            27,572
   Administaff, Inc.+                                     800            26,960
   Labor Ready, Inc.*                                   1,630            25,966
   Heidrick & Struggles
       International, Inc.*                               630            22,680
   CoStar Group, Inc.*                                    530            21,900
   Consolidated Graphics, Inc.*                           350            21,059


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Clean Harbors, Inc.*                                   460     $      20,033
   Rollins, Inc.                                          860            18,155
   Amrep Corp. PLC -- SP ADR+                             350            17,104
   School Specialty, Inc.*                                410            14,469
   Kenexa Corp. -- Class A*                               530            13,367
   ICT Group, Inc.*                                       410            12,903
   Volt Information Sciences, Inc.*                       330            11,731
   Spherion Corp.*                                      1,610            11,511
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    793,861
                                                                  -------------

   MACHINERY 1.2%
   Navistar International Corp.*                        2,130            54,997
   Mueller Industries, Inc.+                            1,350            47,479
   Actuant Corp. -- Class A+                              890            44,589
   Nordson Corp.                                          960            38,266
   Wabtec Corp.                                         1,410            38,253
   Briggs & Stratton Corp.+                             1,290            35,539
   Kaydon Corp.+                                          890            32,948
   Watts Industries, Inc. -- Class A                    1,010            32,078
   Freightcar America, Inc.+                              530            28,090
   NACCO Industries, Inc. -- Class A                      200            27,182
   Albany International Corp. -- Class A                  810            25,774
   Barnes Group, Inc.                                   1,370            24,057
   EnPro Industries, Inc.*                                690            20,741
   Bucyrus International, Inc. --
       Class A                                            470            19,937
   Middleby Corp.*                                        210            16,183
   American Science & Engineering,
       Inc.*+                                             310            15,041
   Ampco-Pittsburgh Corp. PLC -- SP ADR                   470            14,537
   Accuride Corp.*                                      1,320            14,533
   Dynamic Materials Corp.                                430            13,941
   Astec Industries, Inc.*+                               510            12,878
   Columbus McKinnon Corp. -- Class A*                    530             9,556
                                                                  -------------

TOTAL MACHINERY                                                         566,599
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.8%
   Acuity Brands, Inc.+                                 1,340            60,836
   General Cable Corp.*                                 1,430            54,640
   Belden CDT, Inc.+                                    1,370            52,375
   Genlyte Group, Inc.*+                                  700            49,840
   Regal-Beloit Corp.                                   1,030            44,805

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Woodward Governor Co.+                                 980     $      32,869
   A.O. Smith Corp.                                       660            26,024
   Superior Essex, Inc.*                                  650            22,263
   Lamson & Sessions Co., Inc.*+                          570            13,577
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              357,229
                                                                  -------------

   AEROSPACE & DEFENSE 0.7%
   Teledyne Technologies, Inc.*                         1,030            40,788
   Hexcel Corp.*+                                       2,840            40,186
   Moog, Inc. -- Class A*                               1,150            39,859
   BE Aerospace, Inc.*+                                 1,800            37,962
   Ceradyne, Inc.*+                                       840            34,515
   Orbital Sciences Corp.*                              1,780            33,411
   Triumph Group, Inc.                                    590            24,986
   United Industrial Corp.+                               370            19,795
   Ladish Co., Inc.*                                      500            14,440
   EDO Corp.                                              630            14,414
   Esterline Technologies Corp.*                          410            13,842
   Herley Industries, Inc.*                               860            10,647
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               324,845
                                                                  -------------

   BUILDING PRODUCTS 0.4%
   NCI Building Systems, Inc.*+                           620            36,065
   Universal Forest Products, Inc.+                       690            33,845
   Simpson Manufacturing Co., Inc.+                     1,230            33,247
   ElkCorp                                                640            17,376
   Builders FirstSource, Inc.*                            940            14,316
   American Woodmark Corp.+                               420            14,150
   Ameron International Corp.                             200            13,288
   PW Eagle, Inc.+                                        420            12,604
   Insteel Industries, Inc.                               530            10,531
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 185,422
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.4%
   EMCOR Group, Inc.*                                   1,020            55,937
   Granite Construction, Inc.+                          1,030            54,950
   Washington Group International, Inc.                   910            53,563
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        164,450
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Watsco, Inc.                                           840            38,649


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Beacon Roofing Supply, Inc.*                         1,760     $      35,622
   UAP Holding Corp.                                    1,630            34,833
   Applied Industrial Technologies, Inc.                1,375            33,550
   BlueLinx Holdings, Inc.                              1,010             9,615
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  152,269
                                                                  -------------

   ROAD & RAIL 0.3%
   Genesee & Wyoming, Inc. -- Class A*                  1,420            32,973
   Arkansas Best Corp.                                    760            32,703
   Heartland Express, Inc.                              1,880            29,478
   Knight Transportation, Inc.+                         1,700            28,815
   Amerco, Inc.*                                          320            23,728
                                                                  -------------

TOTAL ROAD & RAIL                                                       147,697
                                                                  -------------

   AIR FREIGHT & COURIERS 0.3%
   EGL, Inc.*                                             930            33,889
   Pacer International, Inc.                            1,100            30,536
   HUB Group, Inc. -- Class A*+                         1,320            30,070
   Atlas Air Worldwide Holdings Co.,
       Inc.*+                                             660            28,723
   Forward Air Corp.+                                     310            10,258
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            133,476
                                                                  -------------

   AIRLINES 0.2%
   SkyWest, Inc.+                                       2,070            50,757
   AirTran Holdings, Inc.*+                             2,600            25,792
   Republic Airways Holdings, Inc.*                     1,320            20,486
   ExpressJet Holdings, Inc.*+                          2,200            14,542
                                                                  -------------

TOTAL AIRLINES                                                          111,577
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,937,425
                                                                  -------------

HEALTH CARE 5.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
   Hologic, Inc.*                                       1,430            62,234
   Mentor Corp.+                                        1,120            56,437
   Immucor, Inc.*                                       2,215            49,638
   Steris Corp.                                         2,060            49,564
   Kyphon, Inc.*+                                       1,320            49,394
   Bio--Rad Laboratories, Inc. -- Class A*                660            46,682

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Varian, Inc.*                                        1,010     $      46,329
   Haemonetics Corp.*+                                    880            41,184
   West Pharmaceutical Services, Inc.                     960            37,699
   American Medical Systems Holdings,
       Inc.*+                                           1,990            36,676
   Dionex Corp.*                                          710            36,167
   ArthroCare Corp.*+                                     770            36,082
   Lifecell Corp.*+                                     1,110            35,764
   PolyMedica Corp.+                                      810            34,676
   DJ Orthopedics, Inc.*                                  810            33,639
   Thoratec Corp.*                                      1,890            29,503
   Biosite, Inc.*+                                        600            27,738
   Integra LifeSciences Holdings
       Corp.*                                             710            26,611
   Palomar Medical Technologies,
       Inc.*+                                             620            26,164
   ICU Medical, Inc.*+                                    500            22,740
   Conmed Corp.*                                          880            18,577
   OraSure Technologies, Inc.*                          2,200            17,688
   Abaxis, Inc.*                                          750            17,543
   SurModics, Inc.*+                                      470            16,506
   Quidel Corp.*                                        1,150            16,238
   Meridian Bioscience, Inc.                              690            16,222
   PharmaNet Development Group, Inc.*+                    800            15,544
   Candela Corp.*                                       1,410            15,383
   Zoll Medical Corp.*                                    300            10,767
   Molecular Devices Corp.*                               570            10,539
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  939,928
                                                                  -------------

   BIOTECHNOLOGY 1.5%
   OSI Pharmaceuticals, Inc.*+                          1,620            60,799
   ICOS Corp.*                                          2,120            53,127
   Myogen, Inc.*+                                       1,450            50,866
   Alkermes, Inc.*+                                     3,180            50,403
   Illumina, Inc.*+                                     1,380            45,595
   BioMarin Pharmaceuticals, Inc.*                      2,820            40,129
   United Therapeutics Corp.*+                            760            39,930
   Cubist Pharmaceuticals, Inc.*+                       1,720            37,393
   Digene Corp.*                                          760            32,794
   Myriad Genetics, Inc.*+                              1,310            32,291
   Nuvelo, Inc.*                                        1,760            32,102
   Martek Biosciences Corp.*+                           1,440            30,974
   Telik, Inc.*+                                        1,720            30,599
   Pharmion Corp.*+                                     1,130            24,351
   Senomyx, Inc.*                                       1,370            21,057
   Progenics Pharmaceuticals, Inc.*                       860            20,176


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Alnylam Pharmaceuticals, Inc.*+                      1,190     $      17,148
   Savient Pharmaceuticals, Inc.*                       2,330            15,168
   Tanox, Inc.*+                                        1,130            13,357
   Keryx Biopharmaceuticals, Inc.*                      1,110            13,131
   BioCryst Pharmaceuticals, Inc.*                      1,050            13,094
   Alexion Pharmaceuticals, Inc.*+                        370            12,573
   Phase Forward, Inc.*                                   960            11,462
   Renovis, Inc.*                                         710             9,770
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     708,289
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 1.3%
   Psychiatric Solutions, Inc.*+                        1,590            54,203
   Magellan Health Services, Inc.*+                     1,190            50,694
   AMERIGROUP Corp.*                                    1,690            49,940
   Sunrise Senior Living, Inc.*                         1,600            47,792
   Owens & Minor, Inc.                                  1,170            38,481
   United Surgical Partners
       International, Inc.*+                            1,410            35,010
   inVentiv Health, Inc.*                               1,040            33,311
   Apria Healthcare Group, Inc.*                        1,670            32,966
   Chemed Corp.+                                          850            27,421
   Per-Se Technologies, Inc.*+                          1,200            27,336
   LCA-Vision, Inc.+                                      620            25,612
   Centene Corp.*+                                      1,470            24,167
   Amedisys, Inc.*+                                       560            22,215
   HealthExtras, Inc.*+                                   750            21,233
   PRA International*                                     790            21,085
   The Trizetto Group, Inc.*                            1,300            19,682
   Gentiva Health Services, Inc.*                       1,180            19,399
   Molina Healthcare, Inc.*                               400            14,144
   Computer Programs & Systems, Inc.                      420            13,764
   Omnicell, Inc.*                                        760            13,596
   Odyssey HealthCare, Inc.*+                             800            11,344
   Air Methods Corp. -- SP ADR*                           470            11,092
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  614,487
                                                                  -------------

   PHARMACEUTICALS 0.8%
   Valeant Pharmaceuticals
       International                                    2,820            55,780
   MGI Pharma, Inc.*+                                   2,330            40,099

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Perrigo Co.                                          2,250     $      38,182
   KV Pharmaceutical Co.*+                              1,460            34,602
   Viropharma, Inc.*                                    2,740            33,346
   Alpharma, Inc. -- Class A                            1,370            32,044
   Noven Pharmaceuticals, Inc.*                           940            22,673
   Kendle International, Inc.*                            530            16,971
   Sciele Pharma, Inc.*+                                1,160            21,854
   Pain Therapeutics, Inc.*+                            1,840            15,861
   Bradley Pharmaceuticals, Inc.*                         910            14,487
   New River Pharmaceuticals, Inc.*+                      550            14,151
   CNS, Inc.                                              460            12,986
   Medicis Pharmaceutical Corp. --
       Class A+                                           370            11,970
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   365,006
                                                                  -------------

TOTAL HEALTH CARE                                                     2,627,710
                                                                  -------------

ENERGY 2.4%
   OIL & GAS 1.2%
   Houston Exploration Co.*+                              820            45,223
   Giant Industries, Inc.*                                480            38,976
   Swift Energy Co.*+                                     880            36,802
   World Fuel Services Corp.+                             900            36,405
   Penn Virginia Corp.                                    570            36,144
   Stone Energy Corp.*                                    890            36,027
   Comstock Resources, Inc.*+                           1,220            33,123
   USEC, Inc.                                           3,310            31,908
   Alpha Natural Resources, Inc.*+                      1,930            30,417
   Berry Petroleum Co. -- Class A+                      1,040            29,286
   Atlas America, Inc.*                                   660            28,169
   Parallel Petroleum Corp.*+                           1,220            24,473
   PetroHawk Energy Corp.*+                             2,170            22,525
   Carrizo Oil & Gas, Inc.*                               820            21,148
   Petroleum Development Corp.*                           520            20,743
   Vaalco Energy, Inc.*                                 2,550            18,309
   Crosstex Energy, Inc.+                                 190            17,018
   Energy Partners Ltd.*+                                 560            13,804
   Harvest Natural Resources, Inc.*                     1,290            13,351
   Alon USA Energy, Inc.                                  430            12,681
   GMX Resources, Inc.*+                                  350            10,986
   Edge Petroleum Corp.*                                  550             9,059
                                                                  -------------

TOTAL OIL & GAS                                                         566,577
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Hanover Compressor Co.*+                             2,970     $      54,113
   Universal Compression Holdings,
       Inc.*                                              990            52,915
   Lone Star Technologies, Inc.*+                       1,060            51,283
   NS Group, Inc.*+                                       740            47,767
   Grey Wolf, Inc.*+                                    6,570            43,887
   Oil States International, Inc.*                      1,450            39,875
   Atwood Oceanics, Inc.* +                               880            39,574
   W-H Energy Services, Inc.*                             910            37,738
   Hydril*+                                               570            31,954
   Parker Drilling Co.*                                 4,370            30,940
   Dril-Quip, Inc.*                                       420            28,426
   Lufkin Industries, Inc.+                               520            27,518
   Input/Output, Inc.*+                                 2,770            27,506
   Trico Marine Services, Inc.*                           420            14,175
   Natco Group, Inc.*                                     460            13,248
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       540,919
                                                                  -------------

TOTAL ENERGY                                                          1,107,496
                                                                  -------------

MATERIALS 2.0%
   METALS & MINING 0.8%
   Oregon Steel Mills, Inc.*                            1,080            52,780
   Cleveland-Cliffs, Inc.+                              1,320            50,305
   Aleris International, Inc.*                            980            49,529
   Chaparral Steel Co.*+                                1,390            47,343
   Coeur d'Alene Mines Corp.*+                          8,950            42,155
   AK Steel Holding Corp.*                              3,380            41,033
   Schnitzer Steel Industries, Inc. --
       Class A                                            930            29,332
   Quanex Corp.+                                          950            28,833
   RTI International Metals, Inc.*                        660            28,763
   Ryerson Tull, Inc.+                                  1,010            22,109
                                                                  -------------

TOTAL METALS & MINING                                                   392,182
                                                                  -------------

   CHEMICALS 0.8%
   Hercules, Inc.*+                                     3,270            51,568
   OM Group, Inc.*+                                       970            42,622
   H.B. Fuller Co.                                      1,680            39,379
   NewMarket Corp.                                        600            34,896
   Georgia Gulf Corp.+                                  1,260            34,549
   PolyOne Corp.*+                                      3,790            31,571
   Olin Corp.                                           2,050            31,488
   Spartech Corp.+                                      1,170            31,321
   Rockwood Holdings, Inc.*                             1,230            24,575
   A. Schulman, Inc.                                      980            23,040

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Pioneer Cos., Inc.*                                    590     $      14,461
   Zoltek Cos., Inc.*+                                    400            10,220
                                                                  -------------

TOTAL CHEMICALS                                                         369,690
                                                                  -------------

   CONTAINERS & PACKAGING 0.3%
   AptarGroup, Inc.+                                    1,020            51,898
   Greif, Inc. -- Class A                                 520            41,657
   Silgan Holdings, Inc.                                  790            29,672
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            123,227
                                                                  -------------

   CONSTRUCTION MATERIALS 0.1%
   Headwaters, Inc.*+                                   1,570            36,659
   U S Concrete, Inc.*                                  2,490            16,210
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             52,869
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.0%
   Deltic Timber Corp.                                    310            14,775
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            14,775
                                                                  -------------

TOTAL MATERIALS                                                         952,743
                                                                  -------------

UTILITIES 1.4%
   ELECTRIC UTILITIES 0.6%
   Westar Energy, Inc.                                  2,480            58,305
   IDACORP, Inc.+                                       1,310            49,531
   Cleco Corp.+                                         1,950            49,218
   Allete, Inc.+                                          850            36,933
   El Paso Electric Co.*                                1,600            35,744
   Unisource Energy Corp.+                              1,040            34,663
   Otter Tail Power Co.                                 1,020            29,825
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                294,219
                                                                  -------------

   GAS UTILITIES 0.6%
   Piedmont Natural Gas Co.+                            2,230            56,441
   Nicor, Inc.+                                         1,280            54,733
   Southwest Gas Corp.+                                 1,320            43,983
   WGL Holdings, Inc.+                                  1,120            35,101
   Northwest Natural Gas Co.                              840            32,995
   South Jersey Industries, Inc.                        1,040            31,106
   Laclede Group, Inc.                                    710            22,777
   Southern Union Co.                                      --                10
                                                                  -------------

TOTAL GAS UTILITIES                                                     277,146
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MULTI-UTILITIES 0.2%
   Avista Corp.                                         1,440     $      34,099
   PNM Resources, Inc.                                  1,190            32,808
   Ormat Technologies, Inc.+                              290             9,489
                                                                  -------------

TOTAL MULTI-UTILITIES                                                    76,396
                                                                  -------------

TOTAL UTILITIES                                                         647,761
                                                                  -------------

CONSUMER STAPLES 1.2%
   FOOD PRODUCTS 0.5%
   Flowers Foods, Inc.                                  1,590            42,739
   Ralcorp Holdings, Inc.*                                780            37,620
   Lancaster Colony Corp.                                 760            34,018
   Tootsie Roll Industries, Inc.                        1,110            32,534
   Hain Celestial Group, Inc.*                          1,090            27,860
   Seaboard Corp.                                          19            22,895
   Imperial Sugar Co., Inc.                               450            14,004
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     211,670
                                                                  -------------

   FOOD & DRUG RETAILING 0.3%
   Longs Drug Stores Corp.                              1,020            46,930
   United Natural Foods, Inc.*+                         1,340            41,526
   Central European Distribution
       Corp.*+                                          1,110            25,985
   Wild Oats Markets, Inc.*+                              940            15,200
   Nash Finch Co.+                                        590            13,883
   Andersons, Inc.                                        400            13,660
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             157,184
                                                                  -------------

   PERSONAL PRODUCTS 0.3%
   NBTY, Inc.*                                          1,760            51,515
   Chattem, Inc.*                                         660            23,179
   American Oriental Bioengineering,
       Inc. PLC -- SP ADR*+                             2,710            16,477
   Elizabeth Arden, Inc.*                                 980            15,837
   Prestige Brands Holdings, Inc. --
       Class A*                                         1,390            15,485
   USANA Health Sciences, Inc.*+                          260            11,593
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 134,086

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                            730     $      35,230
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                 35,230
                                                                  -------------

   BEVERAGES 0.0%
   MGP Ingredients, Inc.+                                 430             9,146
                                                                  -------------

TOTAL BEVERAGES                                                           9,146
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  547,316
                                                                  -------------

TELECOMMUNICATION SERVICES 0.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0 4%
   Time Warner Telecom, Inc. -- Class
       A*                                               2,270            43,153
   Cincinnati Bell, Inc.*                               7,820            37,692
   Commonwealth Telephone
       Enterprises, Inc.                                  870            35,870
   Iowa Telecommunications Services, Inc.               1,210            23,946
   Golden Telecom, Inc.                                   690            20,873
   CT Communications, Inc.                                870            18,896
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            180,430
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. --
       Class A*+                                        4,520            31,731
   iPCS, Inc. -- Class A*+                                560            29,988
   USA Mobility, Inc.                                   1,010            23,068
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                84,787
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        265,217
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $19,111,814)                                                21,292,792
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 51.4%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
   5.04% due 10/02/06                            $  5,694,080     $   5,694,080
Lehman Brothers, Inc. at
   5.00% due 10/02/06                               3,964,141         3,964,141
Credit Suisse at
   4.94% due 10/02/06++                               860,776           860,776
Morgan Stanley at
   4.89% due 10/02/06                               5,694,080         5,694,080
Citigroup, Inc. at
   4.80% due 10/02/06                               7,592,107         7,592,107
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $23,805,184)                                                23,805,184
                                                                  -------------

SECURITIES LENDING COLLATERAL 10.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bancorp                                      4,930,053         4,930,053
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,930,053)                                                     4,930,053
                                                                  -------------

TOTAL INVESTMENTS 108.1%
   (Cost $47,847,051)                                                50,028,029
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.1)%                                                   (3,743,716)
                                                                  -------------

NET ASSETS - 100.0%                                                  46,284,313

                                                                     UNREALIZED
                                                    CONTRACTS         GAIN/LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $19,269,360)                                 264           (26,883)
                                                                  -------------

                                                       SHARES
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS 62.9%
   November 2006 Russell 2000 Index
       Swap, Maturing 11/21/06**
   (Notional Market Value $15,993,799)                 22,042           263,183

                                                                     UNREALIZED
                                                       SHARES              LOSS
-------------------------------------------------------------------------------
December 2006 Russell 2000 Index
    Swap, Maturing 12/28/06**
(Notional Market Value $13,121,350                     18,084     $    (127,633)
  (TOTAL NOTIONAL MARKET VALUE $29,115,149)                             139,550
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 24.6%
Federal Farm Credit Bank
   5.02% due 10/10/06*                           $  2,000,000     $   1,997,769
Federal Home Loan Bank
   5.13% due 10/18/06*                              3,000,000         2,993,160
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $4,990,929)                                                  4,990,929
                                                                  -------------
REPURCHASE AGREEMENTS 62.7%
Collateralized by U.S. Treasury
Obligations

UBS at 5.04% due 10/02/06                           2,675,432         2,675,432
Lehman Brothers, Inc. at 5.00%
   due 10/02/06                                     1,862,599         1,862,599
Credit Suisse Group at 4.94%
   due 10/02/06+                                    1,968,783         1,968,783
Morgan Stanley at 4.89% due
   10/02/06                                         2,675,432         2,675,432
Citigroup, Inc. at 4.80% due
   10/02/06                                         3,567,243         3,567,243
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,749,489)                                                12,749,489
                                                                  -------------
TOTAL INVESTMENTS 87.3%
   (Cost $17,740,418)                                             $  17,740,418
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 12.7%                                            $   2,582,257
                                                                  -------------
NET ASSETS - 100.0%                                               $  20,322,675

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $4,087,440)                                   56     $       3,734
                                                                  -------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
November 2006 Russell 2000 Index
Swap, Maturing 11/21/06**
   (Notional Market Value $16,349,593)                 22,533     $      72,243

                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY GOVERNMENT LONG BOND ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 30.3%
Farmer Mac*
   5.08% due 10/03/06                            $  5,000,000     $   4,999,295
Federal Farm Credit Bank*
   5.10% due 10/03/06                               7,000,000         6,999,008
Federal Home Loan Bank*
   5.00% due 10/04/06                               5,000,000         4,998,611
   5.09% due 10/02/06                               1,000,000         1,000,000
Freddie Mac*
   5.04% due 10/05/06                               4,000,000         3,998,320
   5.11% due 10/17/06                               1,000,000           997,871
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $22,993,105)                                                22,993,105
                                                                  -------------

U.S. TREASURY OBLIGATIONS 45.3%
United States Treasury Bond
   4.50% due 02/15/36                              35,965,000        34,453,346
                                                                  -------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $31,951,106)                                                34,453,346
                                                                  -------------

REPURCHASE AGREEMENTS 21.3%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                                4,016,796         4,016,796
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                2,796,438         2,796,438
Morgan Stanley at
  4.89% due 10/02/06                                4,016,795         4,016,795
Citigroup, Inc. at
  4.80% due 10/02/06                                5,355,727         5,355,727
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $16,185,756)                                                16,185,756
                                                                  -------------

TOTAL INVESTMENTS 96.9%
   (Cost $71,129,966)                                             $  73,632,207
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.1%                                             $   2,352,608
                                                                  -------------
NET ASSETS - 100.0%                                               $  75,984,815
                                                                  -------------

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 U.S. Treasury  Bond
   Futures Contracts
   (Aggregate Market Value of
   Contracts $88,551,500)                                 788     $     173,557
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE GOVERNMENT LONG BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 45.4%
Farmer Mac *
   5.08% due 10/04/06+                           $  4,000,000     $   3,998,871
Federal Farm Credit Bank *
   5.10% due 10/03/06+                              2,000,000         1,999,717
Federal Home Loan Bank *
   5.13% due 10/18/06+                              3,000,000         2,993,160
   5.09% due 10/02/06+                              1,000,000         1,000,000
Freddie Mac *
   5.11% due 10/17/06+                              1,000,000           997,871
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $10,989,619)                                                10,989,619
                                                                  -------------

                                                    CONTRACTS
                                                    ---------
OPTIONS PURCHASED 0.0%
Call Options on:
  December 2006 U.S. Treasury
  Bond Index Futures Contracts
  Expiring November 2006 with
  strike price of 120 ++                                   48                --
                                                                  -------------
TOTAL OPTIONS PURCHASED
   (Cost $954)                                                               --
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 134.6%
Collateralized by U.S. Treasury
Obligations

UBS at
  5.04% due 10/02/06+                            $  3,510,527         3,510,527
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                               2,443,980         2,443,980
Morgan Stanley at
  4.89% due 10/02/06+                               3,510,527         3,510,527

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Citigroup, Inc. at                                  4,680,703         4,680,703
     4.80% due 10/02/06
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 4.85% due
   10/02/06
   (Secured by U.S. Treasury Bonds,
   at a rate of 4.50% and maturing
   02/15/36 as collateral, with a
   Market Value of $18,774,337) and a
   Maturity Value of $18,412,439                   18,405,000        18,405,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $32,550,737)                                                32,550,737
                                                                  -------------
TOTAL INVESTMENTS 180.0%
   (Cost $43,541,310)                                             $  43,540,356
                                                                  -------------
U.S. TREASURY OBLIGATIONS SOLD SHORT (74.3)%
U.S. Treasury Bond
   5.38% due 02 /15 /36                            18,770,000     $ (17,981,073)
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
    (Cost $18,492,108)                                              (17,981,073)
TOTAL SHORT SALES
    (Cost $18,492,108)                                              (17,981,073)
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (80.0)%                                               $ (19,349,001)
                                                                  -------------
NET ASSETS - 100.0%                                               $  24,191,355

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 U.S. Treasury Bond
Futures Contracts
   (Aggregate Market Value of
   Contracts $ 9,664,250)                                  86     $    (139,525)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is held as collateral at September 30,
      2006

++    Security is fair valued.


--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 51.7%

FINANCIALS 14.4%
   BANKS 8.9%
   HSBC Holdings PLC  -- SP ADR                        21,290     $   1,948,674
   Barclays  PLC -- SP ADR                             17,860           906,752
   ABN AMRO Holding NV -- SP ADR                       26,610           777,544
   Banco Santander Central Hispano SA
       -- SP ADR                                       48,899           772,116
   Lloyds TSB Group  PLC -- SP ADR                     16,300           660,150
   Banco Bilbao Vizcaya Argentaria SA
       -- SP ADR                                       18,700           432,531
                                                                  -------------

TOTAL BANKS                                                           5,497,767
                                                                  -------------

   CAPITAL MARKETS 2.8%
   UBS AG Co., Inc.                                    17,330         1,027,842
   Deutsche Bank AG                                     3,720           449,004
   Credit Suisse Group -- SP ADR                        4,080           236,436
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 1,713,282
                                                                  -------------

   INSURANCE 1.5%
   Allianz AG -- SP ADR                                29,870           517,647
   AXA -- SP ADR                                       10,290           379,804
                                                                  -------------

TOTAL INSURANCE                                                         897,451
                                                                  -------------

   DIVERSIFIED FINANCIALS 1.2%
   ING Groep NV -- SP ADR                              17,190           756,016
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            756,016
                                                                  -------------

TOTAL FINANCIALS                                                      8,864,516
                                                                  -------------

ENERGY 8.8%
   OIL & GAS 8.8%
   BP PLC -- SP ADR                                    30,639         2,009,305
   Royal Dutch Shell  PLC -- SP ADR                    18,570         1,227,477
   Total SA -- SP ADR                                  16,520         1,089,329
   ENI-Ente Nazionale Idrocarburi --
       SP ADR                                          15,490           921,810

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Repsol YPF SA -- SP ADR                              5,590     $     166,750
                                                                  -------------

TOTAL OIL & GAS                                                       5,414,671
                                                                  -------------

TOTAL ENERGY                                                          5,414,671
                                                                  -------------

HEALTH CARE 6.4%
   PHARMACEUTICALS 6.0%
   Novartis AG -- SP ADR                               24,560         1,435,286
   GlaxoSmithKline  PLC -- SP ADR                      24,930         1,327,024
   AstraZeneca  PLC -- SP ADR                          14,150           884,375
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 3,646,685
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
   Alcon, Inc.                                          2,330           266,785
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  266,785
                                                                  -------------

TOTAL HEALTH CARE                                                     3,913,470
                                                                  -------------

TELECOMMUNICATION SERVICES 5.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4 0%
   Telefonica SA                                       17,810           922,736
   BT Group  PLC -- SP ADR                             13,990           707,474
   Deutsche Telekom AG -- SP ADR                       22,250           353,108
   France Telecom SA -- SP ADR                         12,320           287,179
   Telecom Italia  -- SP ADR                            5,410           153,265
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          2,423,762
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 1.6%
   Vodafone Group, Inc. -- SP ADR                      43,629           997,359
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               997,359
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      3,421,121
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MATERIALS 3.6%
   METALS & MINING 2.6%
   Anglo American  PLC -- ADR                          41,419     $     873,941
   Rio Tinto  PLC -- SP ADR                             2,020           383,053
   BHP Billiton Ltd. -- SP ADR                          8,680           328,798
                                                                  -------------

TOTAL METALS & MINING                                                 1,585,792
                                                                  -------------

   CHEMICALS 1.0%
   BASF AG -- SP ADR                                    8,010           641,601
                                                                  -------------

TOTAL CHEMICALS                                                         641,601
                                                                  -------------

TOTAL MATERIALS                                                       2,227,393
                                                                  -------------

INFORMATION TECHNOLOGY 3.6%
   COMMUNICATIONS EQUIPMENT 2.1%
   Nokia OYJ -- SP ADR                                 41,239           811,996
   Telefonaktiebolaget LM Ericsson --
       SP ADR                                          13,760           474,032
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,286,028
                                                                  -------------

   SOFTWARE 1.1%
   SAP AG -- SP ADR                                     9,620           476,190
   Business Objects SA -- SP ADR*                       5,410           184,427
                                                                  -------------

TOTAL SOFTWARE                                                          660,617
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.4%
   STMicroelectronics                                  15,550           268,393
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           268,393
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,215,038
                                                                  -------------

UTILITIES 2.9%
   ELECTRIC UTILITIES 1.6%
   E.ON AG -- SP ADR                                   25,030           992,940
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                992,940
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MULTI-UTILITIES 1.3%
   Suez SA -- SP ADR                                   17,380     $     769,065
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   769,065
                                                                  -------------

TOTAL UTILITIES                                                       1,762,005
                                                                  -------------

CONSUMER STAPLES 2.8%
   FOOD PRODUCTS 1.6%
   Unilever NV                                         27,670           679,022
   Cadbury Schweppes  PLC -- SP ADR                     7,900           337,883
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   1,016,905
                                                                  -------------

   BEVERAGES 1.2%
   Diageo PLC -- SP ADR                                10,200           724,608
                                                                  -------------

TOTAL BEVERAGES                                                         724,608
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,741,513
                                                                  -------------

CONSUMER DISCRETIONARY 2.2%
   AUTOMOBILES 0.6%
   DaimlerChrysler AG                                   7,870           393,185
                                                                  -------------

TOTAL AUTOMOBILES                                                       393,185
                                                                  -------------

   TEXTILES & APPAREL 0.6%
   Luxottica Group*                                    11,930           351,100
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                351,100
                                                                  -------------

   HOUSEHOLD DURABLES 0.5%
   Koninklijke Philips Electronics NV                   9,180           321,392
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                321,392
                                                                  -------------

   MEDIA 0.5%
   WPP Group  PLC -- SP ADR                             5,010           309,267
                                                                  -------------

TOTAL MEDIA                                                             309,267
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          1,374,944
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 1.4%
   INDUSTRIAL CONGLOMERATES 0.9%
   Siemens AG -- SP ADR                                 6,370     $     554,827
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          554,827
                                                                  -------------

   AIRLINES 0.5%
   Ryanair Holdings PLC -- SP ADR*                      4,580           289,868
                                                                  -------------

TOTAL AIRLINES                                                          289,868
                                                                  -------------

TOTAL INDUSTRIALS                                                       844,695
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $28,526,415)                                                31,779,366
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 48.7%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $  5,916,723         5,916,723
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                               9,000,699         9,000,699
Credit Suisse at
  4.94% due 10/02/06+                               1,171,020         1,171,020
Morgan Stanley at
  4.89% due 10/02/06                                5,916,723         5,916,723
Citigroup, Inc. at
  4.80% due 10/02/06                                7,888,964         7,888,964
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $29,894,129)                                                29,894,129
                                                                  -------------

TOTAL INVESTMENTS 100.4%
   (Cost $58,420,544)                                             $  61,673,495
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.4)%                                                $    (232,694)
                                                                  -------------
NET ASSETS - 100.0%                                               $  61,440,801

                                                                     UNREALIZED
                                                        UNITS        GAIN(LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
   December 2006 Dow Jones STOXX 50
       Index Swap, Maturing 12/12/06**
      (Notional Market Value $32,889,118.44)            7,308     $     351,020
   December 2006 Dow Jones STOXX 50
       Index Swap, Maturing 12/27/06**
      (Notional Market Value $12,189,836.47)            2,703           (37,307)
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $45,078,955)                               313,713
                                                                  -------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY JAPAN ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 45.8%
Federal Farm Credit Bank*
   5.07% due 10/05/06                            $  3,000,000     $   2,998,732
Federal Home Loan Bank*
   5.07% due 10/04/06                               3,000,000         2,999,155
   5.09% due 10/02/06                                 250,000           250,000
Freddie Mac*
   5.07% due 10/04/06                               3,000,000         2,999,155
   5.11% due 10/17/06                                 250,000           249,468
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,496,510)                                                  9,496,510
                                                                  -------------

REPURCHASE AGREEMENTS 54.2%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                                1,827,685         1,827,685
Lehman Brothers, Inc. at
  5.00% due 10/02/06+                               5,156,707         5,156,707
Morgan Stanley at
  4.89% due 10/02/06                                1,827,684         1,827,684
Citigroup, Inc. at
  4.80% due 10/02/06                                2,436,913         2,436,913
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $11,248,989)                                                11,248,989
                                                                  -------------

TOTAL INVESTMENTS 100.0%
   (Cost $20,745,499)                                             $  20,745,499
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - .03%                                             $       7,829
                                                                  -------------
NET ASSETS - 100.0%                                               $  20,753,328

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Nikkei 225 Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $161,400)                                      2     $        (359)
December 2006 Yen Currency Exchange
Futures Contracts
   (Aggregate Market Value of
   Contracts $106,988)                                      1            (1,427)
(TOTAL AGGREGATE MARKET VALUE OF
CONTRACTS $268,388)                                               $      (1,786)
                                                                  -------------

                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2006 Topix 100 Index Swap,
Maturing 12/14/06**
   (Notional Market Value $25,796,777)              2,649,890     $     215,367
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Topix 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 62.1%

INDUSTRIALS 15.3%
   AEROSPACE & DEFENSE 7.8%
   Boeing Co.                                           9,030     $     712,016
   United Technologies Corp.                            9,032           572,177
   Honeywell International, Inc.+                       9,030           369,327
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             1,653,520
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 4.7%
   3M Co.                                               9,030           672,012
   General Electric Co.                                 9,030           318,759
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          990,771
                                                                  -------------

   MACHINERY 2.8%
   Caterpillar, Inc.+                                   9,030           594,174
                                                                  -------------

TOTAL MACHINERY                                                         594,174
                                                                  -------------

TOTAL INDUSTRIALS                                                     3,238,465
                                                                  -------------

CONSUMER STAPLES 9.9%
   TOBACCO 3.3%
   Altria Group, Inc.                                   9,030           691,247
                                                                  -------------

TOTAL TOBACCO                                                           691,247
                                                                  -------------

   HOUSEHOLD PRODUCTS 2.6%
   Procter & Gamble Co.                                 9,028           559,555
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                559,555
                                                                  -------------

   FOOD & DRUG RETAILING 2.1%
   Wal-Mart Stores, Inc.                                9,030           445,360
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             445,360
                                                                  -------------

   BEVERAGES 1.9%
   Coca-Cola Co.                                        9,030           403,460
                                                                  -------------

TOTAL BEVERAGES                                                         403,460
                                                                  -------------

TOTAL CONSUMER STAPLES                                                2,099,622
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
FINANCIALS 9.3%
   DIVERSIFIED FINANCIALS 4.1%
   Citigroup, Inc.                                      9,033     $     448,669
   J.P. Morgan Chase & Co.+                             9,030           424,049
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            872,718
                                                                  -------------

   INSURANCE 2.8%
   American International Group, Inc.                   9,030           598,328
                                                                  -------------

TOTAL INSURANCE                                                         598,328
                                                                  -------------

   CONSUMER FINANCE 2.4%
   American Express Co.                                 9,030           506,402
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  506,402
                                                                  -------------

TOTAL FINANCIALS                                                      1,977,448
                                                                  -------------

INFORMATION TECHNOLOGY 7.1%
   COMPUTERS & PERIPHERALS 5.0%
   International Business Machines
       Corp                                             9,030           739,918
   Hewlett-Packard Co.                                  9,030           331,311
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,071,229
                                                                  -------------

   SOFTWARE 1.2%
   Microsoft Corp.                                      9,030           246,790
                                                                  -------------

TOTAL SOFTWARE                                                          246,790
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.9%
   Intel Corp.+                                         9,030           185,747
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           185,747
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          1,503,766
                                                                  -------------

CONSUMER DISCRETIONARY 5.9%
   HOTELS, RESTAURANTS & LEISURE 1.7%
   McDonald's Corp.                                     9,030           353,254
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     353,254
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SPECIALTY RETAIL 1.5%
   Home Depot, Inc.+                                    9,030     $     327,518
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  327,518
                                                                  -------------

   AUTOMOBILES 1.4%
   General Motors Corp.+                                9,030           300,338
                                                                  -------------

TOTAL AUTOMOBILES                                                       300,338
                                                                  -------------

   MEDIA 1.3%
   Walt Disney Co.                                      9,030           279,117
                                                                  -------------

TOTAL MEDIA                                                             279,117
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          1,260,227
                                                                  -------------

HEALTH CARE 5.7%
   PHARMACEUTICALS 5.7%
   Johnson & Johnson, Inc.                              9,030           586,408
   Merck & Co., Inc.+                                   9,030           378,357
   Pfizer, Inc.                                         9,030           256,091
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,220,856
                                                                  -------------

TOTAL HEALTH CARE                                                     1,220,856
                                                                  -------------

MATERIALS 3.0%
   CHEMICALS 1.8%
   E.I. du Pont de Nemours and Co.+                     9,030           386,846
                                                                  -------------

TOTAL CHEMICALS                                                         386,846
                                                                  -------------

   METALS & MINING 1.2%
   Alcoa, Inc.                                          9,030           253,201
                                                                  -------------

TOTAL METALS & MINING                                                   253,201
                                                                  -------------

TOTAL MATERIALS                                                         640,047
                                                                  -------------

TELECOMMUNICATION SERVICES 3.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3 0%
   Verizon Communications, Inc.+                        9,026           335,135

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AT&T, Inc.+                                          9,030     $     294,017
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            629,152
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        629,152
                                                                  -------------

ENERGY 2.9%
   OIL & GAS 2.9%
   Exxon Mobil Corp.+                                   9,030           605,913
                                                                  -------------

TOTAL OIL & GAS                                                         605,913
                                                                  -------------

TOTAL ENERGY                                                            605,913
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $11,644,762)                                                13,175,496
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 31.2%
Collateralized by U.S. Treasury
Obligations

UBS at
  5.04% due 10/02/06                             $  1,173,760         1,173,760
Lehman Brothers, Inc. at
  5.00% due 10/02/06++                              2,713,047         2,713,047
Morgan Stanley at
     4.89% due 10/02/06                             1,173,760         1,173,760
Citigroup, Inc. at
     4.80% due 10/02/06                             1,565,014         1,565,014
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $6,625,581)                                                  6,625,581
                                                                  -------------

SECURITIES LENDING COLLATERAL 9.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bancorp                                      2,088,995         2,088,995
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,088,995)                                                     2,088,995
                                                                  -------------

TOTAL INVESTMENTS 103.2%
   (Cost $20,359,338)                                             $  21,890,072
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.2)%                                                $    (679,899)
                                                                  -------------
NET ASSETS - 100.0%                                               $  21,210,173


--------------------------------------------------------------------------------

VARIABLE ANNUITY DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $8,634,045)                                  147     $     160,872
                                                                  -------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 Dow Jones Industrial
Average Index Swap, Maturing
12/14/2006*
   (Notional Market Value $20,750,663)                  1,777     $     149,496
                                                                  -------------

(TOTAL NOTIONAL MARKET VALUE $20,750,663)                         $     149,496
                                                                  =============

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE DYNAMIC DOW FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 17.4%
Federal Farm Credit Bank*
   5.10% due 10/03/06                            $  1,000,000     $     999,858
Federal Home Loan Bank*
   5.13% due 10/18/06                               2,000,000         1,995,440
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,995,298)                                                  2,995,298
                                                                  -------------

REPURCHASE AGREEMENTS 73.0%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
     5.04% due 10/02/06                             2,364,279         2,364,279
Lehman Brothers, Inc. at
     5.00% due 10/02/06+                            4,665,076         4,665,076
Morgan Stanley at
     4.89% due 10/02/06                             2,364,279         2,364,279
Citigroup, Inc. at
     4.80% due 10/02/06                             3,152,373         3,152,373
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $12,546,007)                                                12,546,007
                                                                  -------------

TOTAL INVESTMENTS 90.4%
   (Cost $15,541,305)                                             $  15,541,305
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 9.6%                                             $   1,645,202
                                                                  -------------
NET ASSETS - 100.0%                                               $  17,186,507

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,935,245)           67     $     (70,822)
                                                                  -------------

                                                                     UNREALIZED
                                                        UNITS              LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
December 2006 Dow Jones Industrial
Average Index Swap, Maturing
12/14/06**
(Notional Market Value $30,458,780)                     2,608     $    (227,707)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 21.5%
   SPECIALTY RETAIL 7.1%
   Group 1 Automotive, Inc.+                            4,363     $     217,714
   Haverty Furniture Cos., Inc.+                       11,117           177,316
   PEP Boys-Manny Moe & Jack                           12,270           157,669
   Sonic Automotive, Inc.                               6,505           150,200
   Jo-Ann Stores, Inc.*+                                7,743           129,463
   Stage Stores, Inc.                                   4,308           126,397
   Cato Corp. -- Class A+                               4,780           104,730
   Hancock Fabrics, Inc.*                              28,853            82,808
   Zale Corp.*                                          1,540            42,720
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,189,017
                                                                  -------------

   TEXTILES & APPAREL 3.3%
   Kellwood Co.                                         7,469           215,331
   Brown Shoe Co., Inc.                                 4,663           167,122
   Ashworth, Inc.*                                     15,567           106,634
   Stride Rite Corp.                                    3,048            42,550
   Oxford Industries, Inc.                                613            26,304
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                557,941
                                                                  -------------

   HOUSEHOLD DURABLES 3.2%
   Bassett Furniture Industries, Inc.                   6,644           107,899
   La-Z-Boy, Inc.+                                      7,453           104,044
   Libbey, Inc.+                                        8,533            95,484
   Standard-Pacific Corp.+                              3,253            76,446
   National Presto Industries, Inc.                     1,369            75,665
   Russ Berrie & Co., Inc.*                             2,372            36,149
   Lenox Group, Inc.*                                   5,546            33,553
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                529,240
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.6%
   O'Charleys, Inc.*                                    9,518           180,557
   Ryan's Restaurant Group, Inc.*                       6,135            97,362
   Lone Star Steakhouse & Saloon,
       Inc.                                             2,585            71,785
   Marcus Corp.                                         2,599            59,699

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   Bally Total Fitness Holding                         16,102     $      24,314
       Corp.*+
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     433,717
                                                                  -------------

   AUTO COMPONENTS 2.0%
   Standard Motor Products, Inc.                       18,579           222,762
   Superior Industries
       International, Inc.+                             6,685           112,241
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   335,003
                                                                  -------------

   AUTOMOBILES 1.3%
   Coachmen Industries, Inc.                           12,636           136,595
   Monaco Coach Corp.                                   7,910            88,118
                                                                  -------------

TOTAL AUTOMOBILES                                                       224,713
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 1.3%
   K2, Inc.*                                            8,334            97,758
   Jakks Pacific, Inc.* +                               4,400            78,452
   Sturm Ruger & Co., Inc.*                             4,388            33,963
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      210,173
                                                                  -------------

   MULTILINE RETAIL 0.5%
   Fred's, Inc.                                         7,260            91,621
                                                                  -------------

TOTAL MULTILINE RETAIL                                                   91,621
                                                                  -------------

   DISTRIBUTORS 0.2%
   Audiovox Corp. -- Class A*                           1,850            25,752
                                                                  -------------

TOTAL DISTRIBUTORS                                                       25,752
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          3,597,177
                                                                  -------------

MATERIALS 18.4%
   CHEMICALS 6.5%
   A. Schulman, Inc.                                    8,542           200,823
   Quaker Chemical Corp.                                8,982           174,700
   Arch Chemicals, Inc.+                                4,248           120,856
   Wellman, Inc.+                                      30,275           120,797
   Penford Corp.                                        7,925           119,985
   PolyOne Corp.*+                                     12,240           101,959
   H.B. Fuller Co.                                      4,278           100,276
   Georgia Gulf Corp.+                                  3,220            88,292


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   Tronox, Inc.+                                        4,617     $      58,959
                                                                  -------------

TOTAL CHEMICALS                                                       1,086,647
                                                                  -------------

   METALS & MINING 4.9%
   Chaparral Steel Co.*                                 5,818           198,161
   A.M. Castle & Co.                                    4,991           133,958
   Ryerson Tull, Inc.+                                  5,367           117,484
   Steel Technologies, Inc.                             5,457           107,121
   Brush Engineered Materials, Inc.*                    3,839            95,476
   Aleris International, Inc.*                          1,420            71,767
   Century Aluminum Co.*+                               1,805            60,738
   Quanex Corp.+                                        1,121            34,022
                                                                  -------------

TOTAL METALS & MINING                                                   818,727
                                                                  -------------

   CONTAINERS & PACKAGING 3.6%
   Rock-Tenn Co. -- Class A                            10,956           216,929
   Myers Industries, Inc.                              10,981           186,677
   Chesapeake Corp.                                    10,592           151,571
   Caraustar Industries, Inc.*                          6,803            54,220
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            609,397
                                                                  -------------

   PAPER & FOREST PRODUCTS 3.1%
   Schweitzer-Mauduit International,
       Inc.                                             7,374           139,959
   Pope & Talbot, Inc.*+                               20,142           115,816
   Wausau Paper Corp.                                   7,212            97,362
   Neenah Paper, Inc.                                   2,655            90,881
   Buckeye Technologies, Inc.*                         10,198            86,683
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           530,701
                                                                  -------------

   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                                876            45,605
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             45,605
                                                                  -------------

TOTAL MATERIALS                                                       3,091,077
                                                                  -------------

INDUSTRIALS 17.6%
   COMMERCIAL SERVICES & SUPPLIES 5.9%
   Volt Information Sciences, Inc.*                     6,531           232,177
   Standard Register Co.                                9,070           119,724
   NCO Group, Inc.*                                     4,325           113,402
   Spherion Corp.*                                     14,557           104,083

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   Angelica Corp.                                       5,670     $      96,447
   Bowne & Co., Inc.                                    6,123            87,436
   United Stationers, Inc.*                             1,061            49,347
   Consolidated Graphics, Inc.*                           794            47,775
   ABM Industries, Inc.                                 2,387            44,780
   Central Parking Corp.                                2,497            41,201
   Viad Corp.                                             928            32,860
   CDI Corp.                                            1,247            25,825
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    995,057
                                                                  -------------

   ELECTRICAL EQUIPMENT 3.0%
   A.O. Smith Corp.                                     4,048           159,613
   MagneTek, Inc.*                                     35,423           122,564
   Belden CDT, Inc.+                                    2,627           100,430
   Acuity Brands, Inc.                                  1,413            64,150
   C&D Technologies, Inc.                               8,899            63,183
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              509,940
                                                                  -------------

   MACHINERY 2.5%
   Robbins & Myers, Inc.                                4,487           138,738
   Lydall, Inc.*                                       10,423            92,765
   Mueller Industries, Inc.                             1,584            55,709
   Wolverine Tube, Inc.*+                              18,133            54,943
   Briggs & Stratton Corp.+                             1,791            49,342
   Barnes Group, Inc.                                   1,760            30,906
                                                                  -------------

TOTAL MACHINERY                                                         422,403
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 1.6%
   Tredegar Corp.+                                      9,326           156,117
   Standex International Corp.                          3,848           107,282
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          263,399
                                                                  -------------

   CONSTRUCTION & ENGINEERING 1.0%
   EMCOR Group, Inc.*                                   2,970           162,875
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        162,875
                                                                  -------------

   AIR FREIGHT & COURIERS 0.8%
   HUB Group, Inc. -- Class A*+                         5,481           124,857
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            124,857
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   ROAD & RAIL 0.7%
   Arkansas Best Corp.                                  2,837     $     122,076
                                                                  -------------

TOTAL ROAD & RAIL                                                       122,076
                                                                  -------------

   BUILDING PRODUCTS 0.7%
   NCI Building Systems, Inc.*+                           830            48,281
   Lennox International, Inc.                           2,030            46,487
   Griffon Corp.*+                                        998            23,822
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 118,590
                                                                  -------------

   AEROSPACE & DEFENSE 0.6%
   Cubic Corp.                                          2,868            56,155
   Triumph Group, Inc.                                  1,087            46,035
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               102,190
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Lawson Products, Inc.                                1,328            55,670
   Kaman Corp. -- Class A                               2,164            38,973
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   94,643
                                                                  -------------

   AIRLINES 0.2%
   Frontier Airlines Holdings, Inc.*+                   4,214            34,766
                                                                  -------------

TOTAL AIRLINES                                                           34,766
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,950,796
                                                                  -------------

UTILITIES 12.6%
   GAS UTILITIES 6.4%
   South Jersey Industries, Inc.                        5,808           173,717
   Southwest Gas Corp.+                                 5,156           171,798
   Cascade Natural Gas Corp.                            5,429           141,643
   UGI Corp.                                            5,793           141,639
   Atmos Energy Corp.+                                  4,771           136,212
   Laclede Group, Inc.                                  3,496           112,152
   Northwest Natural Gas Co.                            1,823            71,607
   Energen Corp.                                        1,492            62,470
   Piedmont Natural Gas Co.+                            2,353            59,554
                                                                  -------------

TOTAL GAS UTILITIES                                                   1,070,792
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES 4.4%
   Central Vermont Public Service
       Corp.                                           10,437     $     230,762
   UIL Holding Corp.                                    4,662           174,825
   Green Mountain Power Corp.                           3,908           130,410
   Unisource Energy Corp.+                              2,421            80,692
   Cleco Corp.+                                         2,658            67,088
   Allete, Inc.                                         1,403            60,960
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                744,737
                                                                  -------------

   MULTI-UTILITIES 1.6%
   Avista Corp.                                         6,596           156,193
   CH Energy Group, Inc.                                2,242           115,396
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   271,589
                                                                  -------------

   WATER UTILITIES 0.2%
   American States Water Co.+                             902            34,502
                                                                  -------------

TOTAL WATER UTILITIES                                                    34,502
                                                                  -------------

TOTAL UTILITIES                                                       2,121,620
                                                                  -------------

FINANCIALS 12.6%
   INSURANCE 4.0%
   LandAmerica Financial Group, Inc.+                   2,979           195,988
   Safety Insurance Group, Inc.                         2,040            99,266
   Stewart Information Services Corp.                   2,801            97,391
   Selective Insurance Group, Inc.+                     1,715            90,226
   Presidential Life Corp.                              3,183            71,204
   Infinity Property & Casualty Corp.                   1,473            60,585
   Delphi Financial Group, Inc. --
       Class A                                          1,358            54,157
                                                                  -------------

TOTAL INSURANCE                                                         668,817
                                                                  -------------

   REAL ESTATE 3.7%
   Glenborough Realty Trust, Inc.+                      4,752           122,269
   National Retail Properties, Inc.+                    3,998            86,357
   Senior Housing Properties Trust                      3,790            80,879
   Parkway Properties, Inc.+                            1,711            79,544


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   Colonial Properties Trust                            1,409     $      67,364
   Sovran Self Storage, Inc.+                             997            55,383
   Entertainment Properties Trust                       1,061            52,329
   Lexington Corporate  Properties
       Trust+                                           2,442            51,722
   Mid-America Apartment
       Communities, Inc.+                                 470            28,773
                                                                  -------------

TOTAL REAL ESTATE                                                       624,620
                                                                  -------------

   BANKS 2.8%
   Whitney Holding Corp.                                2,607            93,252
   First Bancorp Puerto Rico+                           6,829            75,529
   Sterling Financial Corp.                             1,847            59,898
   Community Bank System, Inc.                          2,461            54,536
   Susquehanna Bancshares, Inc.                         2,070            50,591
   First Commonwealth Financial
       Corp.+                                           3,862            50,322
   Provident Bankshares Corp.                           1,214            44,979
   South Financial Group, Inc.                          1,617            42,090
                                                                  -------------

TOTAL BANKS                                                             471,197
                                                                  -------------

   CAPITAL MARKETS 1.9%
   Piper Jaffray Cos., Inc.*+                           2,695           163,371
   SWS Group, Inc.                                      6,107           152,003
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   315,374
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 0.2%
   Brookline Bancorp, Inc.+                             2,727            37,496
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                         37,496
                                                                  -------------

TOTAL FINANCIALS                                                      2,117,504
                                                                  -------------

INFORMATION TECHNOLOGY 8.4%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.2%
   Gerber Scientific, Inc.*                            11,682           174,996
   Planar Systems, Inc.*                               13,541           153,690
   Technitrol, Inc.                                     4,648           138,743
   Insight Enterprises, Inc.*                           4,368            90,025
   Bell Microproducts, Inc.*                           11,979            62,171
   Anixter International, Inc.+                         1,012            57,148
   Agilsys, Inc.                                        3,669            51,513
   Benchmark Electronics, Inc.*                         1,597            42,927

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   CTS Corp.                                            2,980     $      41,064
   Methode Electronics, Inc. -- Class A                 3,517            33,447
   Brightpoint, Inc.*                                   2,348            33,389
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                879,113
                                                                  -------------

   IT CONSULTING & SERVICES 1.4%
   Startek, Inc.                                       12,127           151,224
   Keane, Inc.*+                                        3,085            44,455
   Ciber, Inc.*                                         6,357            42,147
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          237,826
                                                                  -------------

   COMPUTERS & PERIPHERALS 0.7%
   Adaptec, Inc.*                                      25,127           110,810
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           110,810
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 0.4%
   Ditech Networks, Inc.*                               8,930            68,850
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                           68,850
                                                                  -------------

   SOFTWARE 0.4%
   THQ, Inc.*+                                          2,037            59,419
                                                                  -------------

TOTAL SOFTWARE                                                           59,419
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 0.3%
   Axcelis Technologies, Inc.*                          5,228            36,910
   Photronics, Inc.*+                                   1,305            18,439
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            55,349
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          1,411,367
                                                                  -------------

CONSUMER STAPLES 5.2%
   FOOD PRODUCTS 2.1%
   American Italian Pasta Co. --
       Class A*+                                       15,746           122,504
   Corn Products International, Inc.                    2,755            89,648
   Lance, Inc.                                          3,985            87,750


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   Flowers Foods, Inc.                                  2,078     $      55,856
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     355,758
                                                                  -------------

   FOOD & DRUG RETAILING 1.7%
   Longs Drug Stores Corp.                              1,804            83,002
   Performance Food Group Co.*+                         2,730            76,686
   Nash Finch Co.+                                      3,205            75,413
   Casey's General Stores, Inc.                         2,410            53,671
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             288,772
                                                                  -------------

   TOBACCO 1.4%
   Alliance One International, Inc.*                   54,815           224,741
                                                                  -------------

TOTAL TOBACCO                                                           224,741
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  869,271
                                                                  -------------

HEALTH CARE 2.9%
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Genesis HealthCare Corp.*                            2,136           101,738
   Owens & Minor, Inc.                                  2,659            87,454
   Hooper Holmes, Inc.                                 16,006            53,940
   Chemed Corp.                                         1,272            41,035
   Gentiva Health Services, Inc.*                       1,557            25,597
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  309,764
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Datascope Corp.                                      2,885            96,561
   Osteotech, Inc.*                                     6,341            25,935
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  122,496
                                                                  -------------

   BIOTECHNOLOGY 0.3%
   Cambrex Corp.+                                       2,431            50,346
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                      50,346
                                                                  -------------

TOTAL HEALTH CARE                                                       482,606
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.+                               608     $      32,175
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        32,175
                                                                  -------------

TOTAL ENERGY                                                             32,175
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $13,663,241)                                                16,673,593
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $     64,158            64,158
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $64,158)                                                        64,158
                                                                  -------------

SECURITIES LENDING COLLATERAL 13.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bancorp                                      2,295,727         2,295,727
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,295,727)                                                     2,295,727
                                                                  -------------

TOTAL INVESTMENTS 113.5%
   (Cost $16,023,126)                                             $  19,033,478
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.5)%                                               $  (2,269,148)
                                                                  -------------
NET ASSETS - 100.0%                                               $  16,764,330

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

UTILITIES 26.5%
Multi-Utilities 11.9%
     NSTAR+                                            11,761     $     392,347
     OGE Energy Corp.+                                  7,882           284,619
     Alliant Energy Corp.+                              7,233           258,435
     Puget Energy, Inc.                                10,938           248,621
     Energy East Corp.+                                 8,972           212,816
     WPS Resources Corp.+                               3,718           184,524
     Vectren Corp.+                                     5,111           137,230
     PNM Resources, Inc.                                4,931           135,948
     SCANA Corp.+                                       3,303           133,012
     Wisconsin Energy Corp.                             2,510           108,281
     MDU Resources Group, Inc.+                         2,331            52,074
                                                                  -------------
Total Multi-Utilities                                                 2,147,907
                                                                  -------------
Electric Utilities 11.0%
     Northeast Utilities                               18,874           439,198
     Pepco Holdings, Inc.+                             14,124           341,377
     IDACORP, Inc.+                                     6,322           239,035
     Great Plains Energy, Inc.+                         7,021           217,792
     Duquesne Light Holdings, Inc.                      8,873           174,443
     Westar Energy, Inc.+                               7,265           170,800
     Hawaiian Electric Industries,
       Inc.+                                            5,789           156,650
     Sierra Pacific Resources*+                        10,865           155,804
     Black Hills Corp.+                                 2,844            95,587
                                                                  -------------
Total Electric Utilities                                              1,990,686
                                                                  -------------
Gas Utilities 3.6%
     Oneok, Inc.                                        5,316           200,892
     National Fuel Gas Co.+                             4,966           180,514
     WGL Holdings, Inc.+                                5,687           178,231
     AGL Resources, Inc.+                               2,779           101,433
                                                                  -------------
Total Gas Utilities                                                     661,070
                                                                  -------------
Total Utilities                                                       4,799,663
                                                                  -------------
FINANCIALS 17.4%
Insurance 10.2%
     American Financial Group, Inc.+                    7,218           338,741
     Old Republic International Corp.                   8,841           195,828
     HCC Insurance Holdings, Inc.                       5,749           189,027
     Protective Life Corp.                              3,981           182,131
     First American Corp.+                              3,862           163,517
     Horace Mann Educators Corp.+                       6,733           129,476

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Ohio Casualty Corp.+                               4,812     $     124,486
     AmerUs Group Co.+                                  1,721           117,045
     Unitrin, Inc.                                      2,514           111,043
     Hanover Insurance Group, Inc.                      2,366           105,595
     Stancorp Financial Group, Inc.                     2,342           104,523
     Mercury General Corp.+                             1,806            89,596
                                                                  -------------
Total Insurance                                                       1,851,008
                                                                  -------------
Real Estate 5.4%
     Highwoods Properties, Inc.                         4,794           178,385
     New Plan Excel Realty Trust+                       5,963           161,299
     Mack-Cali Realty Corp.+                            2,675           138,565
     Hospitality Properties Trust+                      2,530           119,416
     Liberty Property Trust+                            2,127           101,649
     United Dominion Realty Trust,
       Inc.                                             2,437            73,597
     Potlatch Corp.+                                    1,949            72,308
     Rayonier, Inc.+                                    1,851            69,968
     AMB Property Corp.                                 1,054            58,086
                                                                  -------------
Total Real Estate                                                       973,273
                                                                  -------------
Thrifts & Mortgage Finance 1.6%
     New York Community Bancorp, Inc.+                 10,322           169,074
     Webster Financial Corp.                            1,281            60,348
     Washington Federal, Inc.+                          2,461            55,225
                                                                  -------------
Total Thrifts & Mortgage Finance                                        284,647
                                                                  -------------
Banks 0.2%
     FirstMerit Corp.+                                  1,922            44,533
                                                                  -------------
Total Banks                                                              44,533
                                                                  -------------
Total Financials                                                      3,153,461
                                                                  -------------
INDUSTRIALS 14.7%
Machinery 4.1%
     AGCO Corp.*+                                      10,684           270,840
     Timken Co.+                                        5,178           154,201
     SPX Corp.+                                         2,698           144,181
     Kennametal, Inc.                                   1,889           107,012
     Harsco Corp.                                         876            68,021
                                                                  -------------
Total Machinery                                                         744,255
                                                                  -------------
Road & Rail 4.0%
     J.B. Hunt Transport Services,
       Inc.+                                           11,010           228,678
     Swift Transportation Co., Inc.*+                   8,343           197,896
     YRC Worldwide, Inc.*+                              4,966           183,940


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Werner Enterprises, Inc.+                          6,538     $     122,326
                                                                  -------------
Total Road & Rail                                                       732,840
                                                                  -------------
Commercial Services & Supplies 2.9%
     Manpower, Inc.+                                    3,205           196,371
     Kelly Services, Inc.+                              5,803           159,060
     Brink's Co.                                        1,848            98,055
     Banta Corp.+                                       1,377            65,545
                                                                  -------------
Total Commercial Services & Supplies                                    519,031
                                                                  -------------
Airlines 1.7%
     Alaska Air Group, Inc.*+                           8,079           307,325
                                                                  -------------
Total Airlines                                                          307,325
                                                                  -------------
Industrial Conglomerates 1.7%
     Sequa Corp. -- Class A*+                           3,196           299,976
                                                                  -------------
Total Industrial Conglomerates                                          299,976
                                                                  -------------
Trading Companies & Distributors 0.3%
     GATX Corp.                                         1,375            56,884
                                                                  -------------
Total Trading Companies & Distributors                                   56,884
                                                                  -------------
Total Industrials                                                     2,660,311
                                                                  -------------
CONSUMER DISCRETIONARY 13.6%
Auto Components 4.3%
     ArvinMeritor, Inc.+                               20,839           296,747
     Lear Corp.+                                       10,888           225,382
     Bandag, Inc.+                                      3,324           136,417
     BorgWarner, Inc.+                                  1,184            67,689
     Modine Manufacturing Co.                           2,418            58,830
                                                                  -------------
Total Auto Components                                                   785,065
                                                                  -------------
Specialty Retail 2.9%
     Borders Group, Inc.+                               8,897           181,499
     Foot Locker, Inc.                                  5,925           149,606
     Pier 1 Imports, Inc.+                             15,262           113,244
     Payless Shoesource, Inc.*                          3,155            78,560
                                                                  -------------
Total Specialty Retail                                                  522,909
                                                                  -------------
Household Durables 2.9%
     Furniture Brands International,
       Inc.+                                           15,155           288,551
     Blyth, Inc.                                        5,404           131,480
     American Greetings Corp. -- Class
       A+                                               2,518            58,216
     Tupperware Brands Corp.                            2,232            43,435
                                                                  -------------
Total Household Durables                                                521,682
                                                                  -------------
Hotels, Restaurants & Leisure 1.8%
     Bob Evans Farms, Inc.                              7,805           236,335
     CBRL Group, Inc.                                   2,169            87,693
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     324,028
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Multiline Retail 0.8%
     Saks, Inc.+                                        8,294     $     143,320
                                                                  -------------
Total Multiline Retail                                                  143,320
                                                                  -------------
Media 0.6%
     Scholastic Corp.*                                  2,164            67,409
     Media General, Inc.                                1,359            51,261
                                                                  -------------
Total Media                                                             118,670
                                                                  -------------
Leisure Equipment & Products 0.3%
     Callaway Golf Co.+                                 3,675            48,179
                                                                  -------------
Total Leisure Equipment & Products                                       48,179
                                                                  -------------
Total Consumer Discretionary                                          2,463,853
                                                                  -------------
MATERIALS 11.7%
Chemicals 5.3%
     Sensient Technologies Corp.                       10,167           198,968
     Ferro Corp.                                        9,473           168,430
     Lubrizol Corp.                                     3,363           153,790
     Cabot Corp.+                                       3,264           121,421
     RPM International, Inc.+                           5,539           105,185
     Albemarle Corp.                                    1,776            96,490
     Lyondell Chemical Co.+                             2,681            68,017
     Chemtura Corp.+                                    4,910            42,570
                                                                  -------------
Total Chemicals                                                         954,871
                                                                  -------------
Metals & Mining 3.5%
     Steel Dynamics, Inc.                               4,487           226,369
     Worthington Industries, Inc.+                     11,178           190,697
     Commercial Metals Co.                              5,573           113,299
     Reliance Steel & Aluminum Co.                      3,088            99,248
                                                                  -------------
Total Metals & Mining                                                   629,613
                                                                  -------------
Containers & Packaging 1.5%
     Packaging Corporation of America                   6,106           141,659
     Sonoco Products Co.                                4,021           135,267
                                                                  -------------
Total Containers & Packaging                                            276,926
                                                                  -------------
Paper & Forest Products 1.4%
     Bowater, Inc.+                                     7,145           146,973
     Glatfelter+                                        8,176           110,785
                                                                  -------------
Total Paper & Forest Products                                           257,758
                                                                  -------------
Total Materials                                                       2,119,168
                                                                  -------------
INFORMATION TECHNOLOGY 8.6%
Electronic Equipment & Instruments 4.2%
     Tech Data Corp.*                                   5,743           209,792
     Ingram Micro, Inc. -- Class A*+                    8,914           170,792


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Vishay Intertechnology, Inc.*                      9,877     $     138,673
     Avnet, Inc.*+                                      6,046           118,623
     Arrow Electronics, Inc.*                           4,257           116,769
                                                                  -------------
Total Electronic Equipment & Instruments                                754,649
                                                                  -------------
Semiconductor & Semiconductor Equipment 3.4%
     Atmel Corp.*                                     103,483           625,037
                                                                  -------------
Total Semiconductor & Semiconductor Equipment                           625,037
                                                                  -------------
Software 0.6%
     Mentor Graphics Corp.*                             7,139           100,517
                                                                  -------------
Total Software                                                          100,517
                                                                  -------------
Communications Equipment 0.4%
     Andrew Corp.*                                      7,520            69,410
                                                                  -------------
Total Communications Equipment                                           69,410
                                                                  -------------
Total Information Technology                                          1,549,613
                                                                  -------------
CONSUMER STAPLES 4.5%
Food & Drug Retailing 2.0%
     Ruddick Corp.+                                     8,389           218,366
     BJ's Wholesale Club, Inc.*+                        4,981           145,345
                                                                  -------------
Total Food & Drug Retailing                                             363,711
                                                                  -------------
Tobacco 1.5%
     Universal Corp.+                                   7,383           269,701
                                                                  -------------
Total Tobacco                                                           269,701
                                                                  -------------
Food Products 1.0%
     Smithfield Foods, Inc.*                            6,830           184,547
                                                                  -------------
Total Food Products                                                     184,547
                                                                  -------------
Total Consumer Staples                                                  817,959
                                                                  -------------
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
     Telephone & Data Systems, Inc.                     6,055           254,916
                                                                  -------------
Total Wireless Telecommunication Services                               254,916
                                                                  -------------
Total Telecommunication Services                                        254,916
                                                                  -------------
HEALTH CARE 0.8%
Health Care Providers & Services 0.8%
     Triad Hospitals, Inc.*                             3,010           132,530
                                                                  -------------
Total Health Care Providers & Services                                  132,530
                                                                  -------------
Total Health Care                                                       132,530
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 0.3%
Oil & Gas 0.3%
     Forest Oil Corp.*                                  1,711     $      54,050
                                                                  -------------
Total Oil & Gas                                                          54,050
                                                                  -------------
Total Energy                                                             54,050
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $15,833,779)                                                18,005,524
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  at 5.00% due 10/02/06                          $    111,821           111,821
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $111,821)                                                      111,821
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.0%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
       U.S. Bancorp                                 5,249,890         5,249,890
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,249,890)                                                     5,249,890
                                                                  -------------
TOTAL INVESTMENTS 129.1%
   (Cost $21,195,489)                                             $  23,367,235
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (29.1)%                                               $  (5,260,783)
                                                                  -------------
NET ASSETS - 100.0%                                               $  18,106,452

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

FINANCIALS 20.8%
   INSURANCE 8.8%
   ACE Ltd.                                            10,886     $     595,791
   XL Capital Ltd.                                      8,601           590,889
   UnumProvident Corp.+                                26,969           522,929
   Chubb Corp.                                          8,812           457,872
   St. Paul Travelers Cos., Inc.                        9,200           431,388
   Genworth Financial, Inc. -- Class A                 11,284           395,053
   MetLife, Inc.+                                       6,353           360,088
   Lincoln National Corp.+                              5,165           320,643
   Allstate Corp. +                                     5,054           317,037
   SAFECO Corp.                                         4,910           289,346
   Loews Corp.                                          7,045           267,005
   Hartford Financial Services Group,
       Inc.+                                            2,677           232,230
   Aon Corp. +                                          6,386           216,294
                                                                  -------------

TOTAL INSURANCE                                                       4,996,565
                                                                  -------------

   BANKS 6.0%
   First Horizon National Corp.+                        9,501           361,133
   Regions Financial Corp.+                             8,259           303,849
   KeyCorp+                                             8,062           301,841
   National City Corp.+                                 8,022           293,605
   Huntington Bancshares, Inc.                         11,905           284,887
   SunTrust Banks, Inc.                                 3,605           278,594
   North Fork Bancorporation, Inc.                      9,355           267,927
   PNC Financial Services Group, Inc.                   3,131           226,810
   BB&T Corp. +                                         4,982           218,112
   AmSouth Bancorp                                      7,367           213,938
   Wells Fargo & Co.                                    5,308           192,043
   Wachovia Corp.+                                      2,953           164,777
   U.S. Bancorp+                                        4,816           159,988
   Comerica, Inc.                                       2,436           138,657
                                                                  -------------

TOTAL BANKS                                                           3,406,161
                                                                  -------------

   REAL ESTATE 2.6%
   Apartment Investment & Management
       Co. -- Class A+                                  8,529           464,063
   Equity Office Properties Trust+                     10,699           425,392
   KIMCO Realty Corp.+                                  6,830           292,802
   Archstone-Smith Trust+                               2,925           159,237

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Equity Residential+                                  3,033     $     153,409
                                                                  -------------

TOTAL REAL ESTATE                                                     1,494,903
                                                                  -------------

   DIVERSIFIED FINANCIALS 2.0%
   J.P. Morgan Chase & Co.                             11,834           555,725
   Citigroup, Inc.                                      6,296           312,722
   CIT Group, Inc.                                      4,779           232,403
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          1,100,850
                                                                  -------------

   CAPITAL MARKETS 0.7%
   Morgan Stanley                                       3,027           220,698
   Bear Stearns Cos., Inc. +                            1,257           176,106
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   396,804
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 0.7%
   Washington Mutual, Inc.+                             9,052           393,491
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        393,491
                                                                  -------------

TOTAL FINANCIALS                                                     11,788,774
                                                                  -------------

UTILITIES 17.9%
   MULTI-UTILITIES 10.7%
   KeySpan Corp.                                       15,301           629,483
   Dynegy, Inc. -- Class A*                           107,633           596,287
   Xcel Energy, Inc.+                                  24,840           512,946
   NiSource, Inc.                                      22,486           488,846
   Duke Energy Corp.                                   15,774           476,375
   Consolidated Edison, Inc.+                           9,891           456,964
   DTE Energy Co.+                                     10,347           429,504
   CMS Energy Corp.*+                                  29,557           426,803
   PG&E Corp.+                                          9,018           375,600
   CenterPoint Energy, Inc.*+                          23,866           341,761
   Ameren Corp+                                         6,444           340,179
   Sempra Energy+                                       5,915           297,229
   Constellation Energy Group, Inc.                     4,312           255,270
   Dominion Resources, Inc.+                            2,412           184,494
   Public Service Enterprise Group,
       Inc.+                                            2,591           158,543
   TECO Energy, Inc.                                    7,150           111,897
                                                                  -------------

TOTAL MULTI-UTILITIES                                                 6,082,181
                                                                  -------------

   ELECTRIC UTILITIES 5.3%
   Progress Energy, Inc.+                              13,894           630,510


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PPL Corp.+                                          17,614     $     579,500
   Pinnacle West Capital Corp.+                         9,375           422,344
   American Electric Power Co., Inc.                   10,338           375,993
   Entergy Corp.                                        3,777           295,475
   FirstEnergy Corp.+                                   4,514           252,152
   Southern Co.+                                        7,054           243,081
   FPL Group, Inc.+                                     5,102           229,590
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              3,028,645
                                                                  -------------

   GAS UTILITIES 1.9%
   Peoples Energy Corp.+                               14,145           574,994
   Nicor, Inc.+                                        11,171           477,672
                                                                  -------------

TOTAL GAS UTILITIES                                                   1,052,666
                                                                  -------------

TOTAL UTILITIES                                                      10,163,492
                                                                  -------------

CONSUMER DISCRETIONARY 16.6%
   MULTILINE RETAIL 4.4%
   Dillard's, Inc. -- Class A+                         35,723         1,169,214
   Big Lots, Inc.* +                                   41,072           813,636
   Federated Department Stores, Inc.+                   7,514           324,680
   Nordstrom, Inc.                                      3,770           159,471
                                                                  -------------

TOTAL MULTILINE RETAIL                                                2,467,001
                                                                  -------------

   SPECIALTY RETAIL 3.9%
   OfficeMax, Inc.+                                    19,884           810,074
   Circuit City Stores, Inc.+                          23,867           599,300
   AutoNation, Inc.*+                                  22,215           464,294
   Limited Brands, Inc.+                               12,730           337,218
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                2,210,886
                                                                  -------------

   AUTOMOBILES 3.0%
   General Motors Corp.+                               28,796           957,755
   Ford Motor Co.+                                     94,278           762,709
                                                                  -------------

TOTAL AUTOMOBILES                                                     1,720,464
                                                                  -------------

   HOUSEHOLD DURABLES 2.8%
   Whirlpool Corp.+                                     5,319           447,381
   Pulte Homes, Inc.+                                  10,556           336,314
   Snap-On, Inc.                                        6,402           285,209
   Newell Rubbermaid, Inc.+                             9,780           276,970

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Leggett & Platt, Inc.                                9,714     $     243,141
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              1,589,015
                                                                  -------------

   TEXTILES & APPAREL 0.9%
   Jones Apparel Group, Inc.                           15,145           491,304
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                491,304
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.8%
   Eastman Kodak Co.+                                  16,309           365,322
   Brunswick Corp.+                                     3,061            95,472
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      460,794
                                                                  -------------

   AUTO COMPONENTS 0.8%
   Johnson Controls, Inc.+                              6,262           449,236
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   449,236
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          9,388,700
                                                                  -------------

INDUSTRIALS 10.2%
   ROAD & RAIL 3.0%
   Ryder System, Inc.+                                 20,107         1,039,130
   Union Pacific Corp.+                                 3,792           333,696
   CSX Corp.+                                           9,202           302,101
                                                                  -------------

TOTAL ROAD & RAIL                                                     1,674,927
                                                                  -------------

   MACHINERY 2.7%
   Ingersoll-Rand Co. -- Class A+                      10,066           382,307
   Deere & Co.+                                         4,309           361,568
   Cummins, Inc.+                                       2,850           339,806
   Caterpillar, Inc.+                                   4,710           309,918
   Navistar International Corp.*                        4,670           120,579
                                                                  -------------

TOTAL MACHINERY                                                       1,514,178
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Allied Waste Industries, Inc.* +                    66,023           744,079
   RR Donnelley & Sons Co.                              8,633           284,544
   Avery Dennison Corp. +                               2,870           172,688
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,201,311
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AEROSPACE & DEFENSE 1.9%
   Northrop Grumman Corp.+                              6,273     $     427,003
   United Technologies Corp.                            6,640           420,644
   Raytheon Co.                                         5,111           245,379
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             1,093,026
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 0.3%
   Textron, Inc.                                        1,626           142,275
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          142,275
                                                                  -------------

   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                         5,181           142,063
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 142,063
                                                                  -------------

TOTAL INDUSTRIALS                                                     5,767,780
                                                                  -------------

MATERIALS 9.8%
   PAPER & FOREST PRODUCTS 3.1%
   International Paper Co.+                            16,370           566,893
   MeadWestvaco Corp.+                                 16,927           448,735
   Weyerhaeuser Co.                                     7,288           448,431
   Louisiana-Pacific Corp.                             16,363           307,133
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                         1,771,192
                                                                  -------------

   CHEMICALS 2.9%
   Ashland, Inc.                                        8,249           526,121
   Eastman Chemical Co.+                                7,602           410,660
   E.I. du Pont de Nemours and Co.                      4,728           202,547
   Rohm & Haas Co.                                      3,888           184,097
   PPG Industries, Inc.                                 2,463           165,218
   Dow Chemical Co.+                                    3,669           143,018
                                                                  -------------

TOTAL CHEMICALS                                                       1,631,661
                                                                  -------------

   METALS & MINING 2.8%
   United States Steel Corp.+                          14,887           858,682
   Alcoa, Inc.                                          9,447           264,894
   Phelps Dodge Corp.                                   2,796           236,821
   Nucor Corp.+                                         4,321           213,847
                                                                  -------------

TOTAL METALS & MINING                                                 1,574,244
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 1.0%
   Bemis Co.                                           10,493     $     344,800
   Temple-Inland, Inc.+                                 6,510           261,051
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            605,851
                                                                  -------------

TOTAL MATERIALS                                                       5,582,948
                                                                  -------------

CONSUMER STAPLES 8.8%
   FOOD & DRUG RETAILING 3.1%
   Supervalu, Inc.                                     20,438           605,986
   Safeway, Inc.+                                      17,103           519,076
   CVS Corp.                                           12,032           386,468
   Costco Wholesale Corp.*+                             5,257           261,168
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           1,772,698
                                                                  -------------

   FOOD PRODUCTS 2.6%
   Archer-Daniels-Midland Co.                          15,543           588,769
   Tyson Foods, Inc. -- Class A+                       32,280           512,607
   ConAgra Foods, Inc.+                                15,380           376,502
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   1,477,878
                                                                  -------------

   BEVERAGES 2.2%
   Molson Coors Brewing Co. -- Class B+                 7,959           548,375
   Coca-Cola Enterprises, Inc.                         21,512           448,095
   Constellation Brands, Inc. -- Class A*               8,922           256,775
                                                                  -------------

TOTAL BEVERAGES                                                       1,253,245
                                                                  -------------

   TOBACCO 0.9%
   Reynolds American, Inc.+                             7,760           480,887
                                                                  -------------

TOTAL TOBACCO                                                           480,887
                                                                  -------------

TOTAL CONSUMER STAPLES                                                4,984,708
                                                                  -------------

TELECOMMUNICATION SERVICES 6.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 6.3%
   Verizon Communications, Inc.+                       16,627           617,360
   AT&T, Inc.+                                         17,648           574,619
   BellSouth Corp.                                     13,244           566,181


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Qwest Communications                                52,576     $     458,463
       International, Inc.*+
   Citizens Communications Co.*                        28,226           396,293
   Windstream Corp.+                                   26,120           344,523
   Embarq Corp.                                         6,739           325,965
   CenturyTel, Inc.+                                    7,059           280,031
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          3,563,435
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      3,563,435
                                                                  -------------

INFORMATION TECHNOLOGY 4.9%
   IT CONSULTING & SERVICES 2.9%
   Computer Sciences Corp.*                             9,728           477,840
   Electronic Data Systems Corp.+                      18,741           459,529
   Unisys Corp.*                                       78,373           443,591
   Sabre Holdings Corp.                                12,195           285,241
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        1,666,201
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
   Sanmina-SCI Corp.*                                 108,223           404,754
   Solectron Corp.*+                                   94,390           307,711
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                712,465
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.7%
   Micron Technology, Inc.*+                           22,194           386,176
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           386,176
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,764,842
                                                                  -------------

ENERGY 3.1%
   OIL & GAS 3.1%
   ConocoPhillips                                      11,541           687,036
   Sunoco, Inc.                                         6,396           397,767
   Marathon Oil Corp.                                   4,854           373,272
   El Paso Corp.                                       22,131           301,867
                                                                  -------------

TOTAL OIL & GAS                                                       1,759,942
                                                                  -------------

TOTAL ENERGY                                                          1,759,942
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 1.2%
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   WellPoint, Inc.*                                4,311   $        332,163
   Tenet Healthcare Corp.*+                       21,841            177,786
   McKesson Corp.                                  3,081            162,430
                                                            ----------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               672,379
                                                            ----------------

TOTAL HEALTH CARE                                                    672,379
                                                            ----------------

TOTAL COMMON STOCKS
   (Cost $51,006,065)                                             56,437,000
                                                            ----------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
   5.00% due 10/02/06                            $    221,524           221,524
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $221,524)                                                      221,524
                                                                  -------------

SECURITIES LENDING COLLATERAL 26.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bancorp                                    15,270,627        15,270,627
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,270,627)                                                   15,270,627
                                                                  -------------

TOTAL INVESTMENTS 126.9%
   (Cost $66,498,216)                                             $  71,929,151
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (26.9)%                                               $ (15,229,091)
                                                                  -------------
NET ASSETS - 100.0%                                               $  56,700,060

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

HEALTH CARE 24.2%
   HEALTH CARE EQUIPMENT & SUPPLIES 12.0%
   BioLase Technology, Inc.* +                         22,303     $     139,394
   Integra LifeSciences Holdings
       Corp.*+                                          2,974           111,465
   Possis Medical, Inc.*                               10,161           100,086
   Biosite, Inc.* +                                     1,785            82,521
   ICU Medical, Inc.*+                                  1,616            73,496
   PolyMedica Corp.+                                    1,555            66,570
   SurModics, Inc.*+                                    1,793            62,970
   Immucor, Inc.*                                       2,741            61,426
   Dionex Corp.*                                        1,179            60,058
   Idexx Laboratories, Inc.*                              582            53,043
   Mentor Corp.+                                          931            46,913
   Kensey Nash Corp.*+                                  1,602            46,890
   Respironics, Inc.*                                   1,159            44,749
   Cooper Cos., Inc.+                                     810            43,335
   American Medical Systems
       Holdings, Inc.*+                                 2,298            42,352
   PharmaNet Development Group,
       Inc.*+                                           1,990            38,666
   Greatbatch, Inc.*+                                   1,580            35,740
   Merit Medical Systems, Inc.*                         2,544            34,547
   ArthroCare Corp.* +                                    736            34,489
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,178,710
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 8.0%
   Odyssey HealthCare, Inc.*                            7,942           112,618
   AMERIGROUP Corp.*                                    3,075            90,866
   Healthways, Inc.*+                                   1,945            86,747
   Sierra Health Services, Inc.*+                       2,046            77,421
   Centene Corp.*+                                      4,477            73,602
   Sunrise Senior Living, Inc.*                         2,057            61,443
   Per-Se Technologies, Inc.*+                          2,448            55,765
   United Surgical Partners
       International, Inc.*                             2,215            54,998
   AmSurg Corp.*+                                       2,099            46,724
   Cerner Corp.*                                          937            42,540
   Amedisys, Inc.* +                                      912            36,179
   Pediatrix Medical Group, Inc.*                         768            35,021
   Dendrite International, Inc.*                        1,489            14,562
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  788,486
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PHARMACEUTICALS 4.2%
   CNS, Inc.                                            4,597     $     129,773
   Bradley Pharmaceuticals, Inc.*+                      6,040            96,157
   Connetics Corp.*+                                    7,398            80,638
   Noven Pharmaceuticals, Inc.*                         2,946            71,057
   Sciele Pharma, Inc.*+                                2,183            41,128
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   418,753
                                                                  -------------

TOTAL HEALTH CARE                                                     2,385,949
                                                                  -------------

CONSUMER DISCRETIONARY 23.3%
   SPECIALTY RETAIL 7.2%
   Christopher & Banks Corp.                            6,974           205,593
   HOT Topic, Inc.*                                     7,287            81,177
   Children's Place Retail Stores,
       Inc.*+                                           1,119            71,650
   Tween Brands, Inc.*+                                 1,820            68,432
   Select Comfort Corp.*+                               3,060            66,953
   Hibbett Sporting Goods, Inc.*+                       2,263            59,245
   Tractor Supply Co.*+                                 1,162            56,078
   Genesco, Inc.*+                                      1,394            48,051
   Guitar Center, Inc.*+                                1,073            47,942
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  705,121
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 5.9%
   Shuffle Master, Inc.*+                               4,366           117,926
   Multimedia Games, Inc.*+                            12,893           117,068
   Papa John's International, Inc.*                     2,527            91,250
   Panera Bread Co. -- Class A*+                        1,520            88,540
   Sonic Corp.*+                                        3,306            74,749
   CEC Entertainment, Inc.*                             1,425            44,902
   P.F. Chang's China Bistro, Inc.*+                    1,271            44,116
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     578,551
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 2.4%
   Pool Corp.                                           2,805           107,992
   Nautilus, Inc.+                                      5,180            71,225
   Polaris Industries, Inc.+                            1,286            52,919
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      232,136
                                                                  -------------
--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 2.0%
   Pre-Paid Legal Services, Inc.+                       2,923     $     115,955
   Vertrue, Inc.*+                                      2,137            84,027
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    199,982
                                                                  -------------

   TEXTILES & APPAREL 1.6%
   K-Swiss, Inc. -- Class A+                            2,963            89,068
   Fossil, Inc.*                                        3,118            67,162
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                156,230
                                                                  -------------

   HOUSEHOLD DURABLES 1.5%
   NVR, Inc.*+                                            150            80,250
   Meritage Homes Corp.*+                               1,598            66,493
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                146,743
                                                                  -------------

   MEDIA 1.1%
   Arbitron, Inc.                                       1,598            59,142
   Advo, Inc.                                           1,866            52,211
                                                                  -------------

TOTAL MEDIA                                                             111,353
                                                                  -------------

   INTERNET & CATALOG RETAIL 1.0%
   PetMed Express, Inc.*+                               9,850           102,834
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         102,834
                                                                  -------------

   AUTOMOBILES 0.6%
   Winnebago Industries, Inc.+                          2,032            63,764
                                                                  -------------

TOTAL AUTOMOBILES                                                        63,764
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          2,296,714
                                                                  -------------

INFORMATION TECHNOLOGY 19.9%
   INTERNET SOFTWARE & SERVICES 5.4%
   j2 Global Communications, Inc.* +                    6,702           182,093
   Websense, Inc.*                                      4,596            99,319
   Bankrate, Inc.*+                                     3,109            82,575
   MIVA, Inc.*+                                        22,986            75,854
   WebEx Communications, Inc.*+                         1,379            53,809

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Digital Insight Corp.*                               1,344     $      39,406
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      533,056
                                                                  -------------

   SOFTWARE 5.3%
   Factset Research Systems, Inc.                       2,630           127,739
   Internet Security Systems, Inc.*                     3,600            99,936
   Ansys, Inc.*+                                        1,617            71,439
   Manhattan Associates, Inc.*                          2,537            61,243
   Quality Systems, Inc.+                               1,387            53,802
   EPIQ Systems, Inc.*+                                 2,871            42,233
   Take-Two Interactive Software,
       Inc.*+                                           2,790            39,785
   Kronos, Inc.*                                          921            31,397
                                                                  -------------

TOTAL SOFTWARE                                                          527,574
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
   Scansource, Inc.*+                                   3,348           101,545
   Flir Systems, Inc.*+                                 3,459            93,946
   Daktronics, Inc.                                     4,213            87,167
   LoJack Corp.*                                        2,729            53,461
   Mercury Computer Systems, Inc.*                        936            11,092
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                347,211
                                                                  -------------

   IT CONSULTING & SERVICES 2.6%
   eFunds Corp.*                                        3,154            76,264
   Talx Corp.                                           2,863            70,201
   Mantech International Corp. --
       Class A*                                         2,069            68,298
   CACI International, Inc. -- Class
       A*                                                 726            39,937
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          254,700
                                                                  -------------

   COMPUTERS & PERIPHERALS 2.0%
   Synaptics, Inc.*+                                    3,710            90,413
   Komag, Inc.*+                                        2,383            76,161
   Neoware, Inc.*+                                      2,056            27,941
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           194,515
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.7%
   Cabot Microelectronics Corp.*                        2,270     $      65,421
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            65,421
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 0.4%
   Comtech Telecommunications Corp.*+                   1,119            37,464
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                           37,464
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          1,959,941
                                                                  -------------

FINANCIALS 10.1%
   BANKS 3.6%
   Nara Bancorp, Inc.+                                  5,180            94,742
   Wilshire Bancorp, Inc.                               3,916            74,561
   PrivateBancorp, Inc.+                                1,543            70,546
   UCBH Holdings, Inc.+                                 2,353            41,083
   Wintrust Financial Corp.                               770            38,616
   East-West Bancorp, Inc.                                815            32,282
                                                                  -------------

TOTAL BANKS                                                             351,830
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.8%
   Flagstar Bancorp, Inc.+                              7,012           102,025
   Fremont General Corp.+                               5,486            76,749
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        178,774
                                                                  -------------

   INSURANCE 1.6%
   Hilb Rogal & Hobbs Co.+                              1,982            84,532
   Philadelphia Consolidated Holding
       Corp.*+                                          1,948            77,492
                                                                  -------------

TOTAL INSURANCE                                                         162,024
                                                                  -------------

   DIVERSIFIED FINANCIALS 1.3%
   Portfolio Recovery Associates,
       Inc.*+                                           2,855           125,249
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            125,249
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONSUMER FINANCE 1.0%
   World Acceptance Corp.*+                             2,216     $      97,459
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   97,459
                                                                  -------------

   CAPITAL MARKETS 0.8%
   Investment Technology Group, Inc.*                   1,665            74,509
                                                                  -------------

TOTAL CAPITAL MARKETS                                                    74,509
                                                                  -------------

TOTAL FINANCIALS                                                        989,845
                                                                  -------------

ENERGY 9.1%
   OIL & GAS 7.3%
   Frontier Oil Corp.+                                  5,950           158,151
   St. Mary Land & Exploration Co.                      2,810           103,155
   World Fuel Services Corp.+                           1,893            76,572
   Stone Energy Corp.*                                  1,770            71,650
   Penn Virginia Corp.                                  1,041            66,010
   Swift Energy Co.*+                                   1,490            62,312
   Petroleum Development Corp.*                         1,506            60,074
   Cimarex Energy Co.                                   1,345            47,330
   Cabot Oil & Gas Corp.                                  831            39,830
   Helix Energy Solutions Group,
       Inc.*+                                           1,176            39,278
                                                                  -------------

TOTAL OIL & GAS                                                         724,362
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 1.8%
   W-H Energy Services, Inc.*                           1,692            70,167
   Unit Corp.*                                            951            43,718
   Hydril*+                                               645            36,159
   CARBO Ceramics, Inc.+                                  643            23,167
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       173,211
                                                                  -------------

TOTAL ENERGY                                                            897,573
                                                                  -------------

INDUSTRIALS 7.8%
   COMMERCIAL SERVICES & SUPPLIES 2.5%
   Coinstar, Inc.*                                      6,775           194,984
   Waste Connections, Inc.*+                            1,449            54,932
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    249,916
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ROAD & RAIL 1.9%
   Landstar System, Inc.+                               1,935     $      82,624
   Knight Transportation, Inc.+                         3,616            61,291
   Heartland Express, Inc.+                             3,064            48,044
                                                                  -------------

TOTAL ROAD & RAIL                                                       191,959
                                                                  -------------

   AEROSPACE & DEFENSE 1.9%
   Ceradyne, Inc.*+                                     2,739           112,546
   Curtiss-Wright Corp.+                                1,798            54,569
   Gencorp, Inc.*+                                      1,294            16,615
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               183,730
                                                                  -------------

   MACHINERY 0.7%
   EnPro Industries, Inc.*                              1,551            46,623
   ASV, Inc.* +                                         1,407            20,978
                                                                  -------------

TOTAL MACHINERY                                                          67,601
                                                                  -------------

   AIR FREIGHT & COURIERS 0.5%
   Forward Air Corp.+                                   1,409            46,624
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             46,624
                                                                  -------------

   BUILDING PRODUCTS 0.3%
   Simpson Manufacturing Co., Inc.+                     1,027            27,760
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                  27,760
                                                                  -------------

TOTAL INDUSTRIALS                                                       767,590
                                                                  -------------

CONSUMER STAPLES 4.2%
   PERSONAL PRODUCTS 1.7%
   NBTY, Inc.*                                          2,991            87,546
   USANA Health Sciences, Inc.*+                        1,879            83,785
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 171,331
                                                                  -------------

   BEVERAGES 1.7%
   Hansen Natural Corp.*+                               5,097           165,551
                                                                  -------------

TOTAL BEVERAGES                                                         165,551
                                                                  -------------

   FOOD PRODUCTS 0.8%
   Delta & Pine Land Co.                                1,394            56,457

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Peet's Coffee & Tea, Inc.*+                            780     $      19,508
                                                                  -------------

TOTAL FOOD PRODUCTS                                                      75,965
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  412,847
                                                                  -------------

MATERIALS 0.9%
   CONSTRUCTION MATERIALS 0.9%
   Headwaters, Inc.*+                                   3,664            85,554
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                             85,554
                                                                  -------------

TOTAL MATERIALS                                                          85,554
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $7,980,136)                                                  9,796,013
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $     91,599            91,599
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $91,599)                                                        91,599
                                                                  -------------

SECURITIES LENDING COLLATERAL 31.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
       Bancorp                                      3,102,471         3,102,471
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,102,471)                                                     3,102,471
                                                                  -------------

TOTAL INVESTMENTS 131.9%
   (Cost $11,174,207)                                             $  12,990,083
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (31.9)%                                               $  (3,141,925)
                                                                  -------------
NET ASSETS - 100.0%                                               $   9,848,158

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 29.0%
Specialty Retail 15.1%
     Aeropostale, Inc.*+                               17,234     $     503,750
     GameStop Corp. -- Class A*+                        9,598           444,195
     Abercrombie & Fitch Co. -- Class A+                5,159           358,447
     American Eagle Outfitters, Inc.+                   7,128           312,420
     Chico's FAS, Inc.*+                               11,950           257,284
     Ross Stores, Inc.                                  9,324           236,923
     Petsmart, Inc.+                                    8,389           232,795
     Advance Auto Parts, Inc.                           5,711           188,120
     Williams-Sonoma, Inc.+                             4,723           152,978
     Pacific Sunwear of California,
       Inc.*                                            9,741           146,894
     Urban Outfitters, Inc.*+                           5,888           104,159
                                                                  -------------
Total Specialty Retail                                                2,937,965
                                                                  -------------
Commercial Services & Supplies 4.4%
     ITT Educational Services, Inc.*                    5,835           386,861
     Corinthian Colleges, Inc.*+                       27,000           291,870
     Career Education Corp.*                            8,096           182,160
                                                                  -------------
Total Commercial Services & Supplies                                    860,891
                                                                  -------------
Hotels, Restaurants & Leisure 3.4%
     Scientific Games Corp. -- Class A*+               11,317           359,880
     Applebee's International, Inc.+                    7,164           154,098
     Cheesecake Factory, Inc.*+                         5,267           143,210
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     657,188
                                                                  -------------
Household Durables 3.3%
     M.D.C. Holdings, Inc.+                             3,727           173,119
     Hovnanian Enterprises, Inc. --
       Class A*+                                        5,815           170,612
     Ryland Group, Inc.+                                3,818           164,976
     Toll Brothers, Inc.*                               4,851           136,216
                                                                  -------------
Total Household Durables                                                644,923
                                                                  -------------
Textiles & Apparel 1.1%
     Timberland Co. -- Class A*+                        7,252           208,640
                                                                  -------------
Total Textiles & Apparel                                                208,640
                                                                  -------------
Automobiles 1.0%
     Thor Industries, Inc.+                             4,517           185,965
                                                                  -------------
Total Automobiles                                                       185,965
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Media 0.7%
     Catalina Marketing Corp.                           4,730     $     130,075
                                                                  -------------
Total Media                                                             130,075
                                                                  -------------
Total Consumer Discretionary                                          5,625,647
                                                                  -------------
INFORMATION TECHNOLOGY 19.3%
IT Consulting & Services 8.0%
     Cognizant Technology Solutions
       Corp. -- Class A*                                8,191           606,626
     CSG Systems International, Inc.*                   8,625           227,959
     Fidelity National Information
       Services, Inc.                                   5,917           218,929
     Alliance Data Systems Corp.*+                      3,349           184,831
     DST Systems, Inc.*+                                2,972           183,283
     BISYS Group, Inc.*                                11,750           127,605
                                                                  -------------
Total IT Consulting & Services                                        1,549,233
                                                                  -------------
Software 2.9%
     Macrovision Corp.*+                                8,004           189,615
     Jack Henry & Associates, Inc.+                     6,745           146,838
     Activision, Inc.*                                  5,461            82,461
     McAfee, Inc.*                                      3,245            79,373
     Fair Isaac Corp.+                                  1,723            63,010
                                                                  -------------
Total Software                                                          561,297
                                                                  -------------
Semiconductor & Semiconductor Equipment 2.4%
     Cree, Inc.*+                                      12,117           243,673
     Silicon Laboratories, Inc.*+                       7,277           225,733
                                                                  -------------
Total Semiconductor & Semiconductor Equipment                           469,406
                                                                  -------------
Electronic Equipment & Instruments 2.3%
     Amphenol Corp. -- Class A+                         3,668           227,159
     CDW Corp.                                          3,557           219,396
                                                                  -------------
Total Electronic Equipment & Instruments                                446,555
                                                                  -------------
Computers & Peripherals 1.9%
     Western Digital Corp.*                            20,634           373,475
                                                                  -------------
Total Computers & Peripherals                                           373,475
                                                                  -------------
Communications Equipment 1.4%
     F5 Networks, Inc.*                                 2,831           152,081
     Plantronics, Inc.+                                 6,847           120,028
                                                                  -------------
Total Communications Equipment                                          272,109
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Office Electronics 0.4%
     Zebra Technologies Corp. -- Class A*+              1,921     $      68,657
                                                                  -------------
Total Office Electronics                                                 68,657
                                                                  -------------
Total Information Technology                                          3,740,732
                                                                  -------------
HEALTH CARE 17.8%
Health Care Equipment & Supplies 6.7%
     Cytyc Corp.*+                                     13,322           326,122
     ResMed, Inc.*                                      7,140           287,385
     Gen-Probe, Inc.*                                   4,294           201,346
     DENTSPLY International, Inc.+                      6,426           193,487
     Intuitive Surgical, Inc.*                          1,431           150,899
     Beckman Coulter, Inc.+                             2,522           145,166
                                                                  -------------
Total Health Care Equipment & Supplies                                1,304,405
                                                                  -------------
Health Care Providers & Services 4.1%
     Lincare Holdings, Inc.*                            5,502           190,589
     Apria Healthcare Group, Inc.*                      8,891           175,509
     Pharmaceutical Product
       Development, Inc.                                4,696           167,600
     Community Health Systems, Inc.*                    3,611           134,871
     LifePoint Hospitals, Inc.*+                        3,338           117,898
                                                                  -------------
Total Health Care Providers & Services                                  786,467
                                                                  -------------
Pharmaceuticals 3.9%
     Sepracor, Inc.*+                                   7,344           355,744
     Par Pharmaceutical Cos., Inc.*                    15,101           275,442
     Medicis Pharmaceutical Corp. --
       Class A+                                         3,820           123,577
                                                                  -------------
Total Pharmaceuticals                                                   754,763
                                                                  -------------
Biotechnology 3.1%
     Cephalon, Inc.*+                                   5,492           339,131
     Techne Corp.*                                      2,466           125,421
     Invitrogen Corp.*+                                 1,319            83,638
     Martek Biosciences Corp.*+                         2,468            53,086
                                                                  -------------
Total Biotechnology                                                     601,276
                                                                  -------------
Total Health Care                                                     3,446,911
                                                                  -------------
INDUSTRIALS 15.3%
Commercial Services & Supplies 5.4%
     Corporate Executive Board Co.+                     4,514           405,854
     Stericycle, Inc.*+                                 3,418           238,542
     Copart, Inc.*                                      7,716           217,514
     Rollins, Inc.                                      5,906           124,676

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     ChoicePoint, Inc.*                                 1,703     $      60,967
                                                                  -------------
Total Commercial Services & Supplies                                  1,047,553
                                                                  -------------
Air Freight & Couriers 2.6%
     Expeditors International
       Washington, Inc.+                                6,904           307,780
     CH Robinson Worldwide, Inc.+                       4,384           195,439
                                                                  -------------
Total Air Freight & Couriers                                            503,219
                                                                  -------------
Airlines 2.6%
     AirTran Holdings, Inc.*+                          25,062           248,615
     JetBlue Airways Corp.*+                           26,517           245,813
                                                                  -------------
Total Airlines                                                          494,428
                                                                  -------------
Machinery 1.7%
     Graco, Inc.+                                       5,219           203,854
     Donaldson Co., Inc.+                               3,393           125,202
                                                                  -------------
Total Machinery                                                         329,056
                                                                  -------------
Aerospace & Defense 1.5%
     Alliant Techsystems, Inc.*+                        3,688           298,949
                                                                  -------------
Total Aerospace & Defense                                               298,949
                                                                  -------------
Trading Companies & Distributors 0.8%
     Fastenal Co.                                       3,856           148,726
                                                                  -------------
Total Trading Companies & Distributors                                  148,726
                                                                  -------------
Construction & Engineering 0.7%
     Jacobs Engineering Group, Inc.*                    1,883           140,716
                                                                  -------------
Total Construction & Engineering                                        140,716
                                                                  -------------
Total Industrials                                                     2,962,647
                                                                  -------------
FINANCIALS 8.9%
Capital Markets 6.1%
     SEI Investments Co.                                6,509           365,741
     Investors Financial Services
       Corp.                                            6,734           290,101
     Eaton Vance Corp.                                  9,657           278,701
     Waddell & Reed Financial, Inc. --
       Class A+                                        10,142           251,014
                                                                  -------------
Total Capital Markets                                                 1,185,557
                                                                  -------------
Insurance 1.9%
     Brown & Brown, Inc.                               12,251           374,390
                                                                  -------------
Total Insurance                                                         374,390
                                                                  -------------
Thrifts & Mortgage Finance 0.9%
     Radian Group, Inc.                                 2,751           165,060
                                                                  -------------
Total Thrifts & Mortgage Finance                                        165,060
                                                                  -------------
Total Financials                                                      1,725,007
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 7.9%
Oil & Gas 6.9%
     Denbury Resources, Inc.*+                         11,725     $     338,852
     Pogo Producing Co.+                                6,127           250,901
     Newfield Exploration Co.*                          5,972           230,161
     Plains Exploration & Production
       Co.*                                             3,775           161,985
     Southwestern Energy Co.*+                          4,290           128,142
     Noble Energy, Inc.+                                2,474           112,790
     Pioneer Natural Resources Co.+                     2,814           110,084
                                                                  -------------
Total Oil & Gas                                                       1,332,915
                                                                  -------------
Energy Equipment & Services 1.0%
     Grant Prideco, Inc.*                               2,683           102,035
     Patterson-UTI Energy, Inc.+                        4,128            98,081
                                                                  -------------
Total Energy Equipment & Services                                       200,116
                                                                  -------------
Total Energy                                                          1,533,031
                                                                  -------------
CONSUMER STAPLES 1.2%
Household Products 1.2%
     Energizer Holdings, Inc.*+                         2,107           151,683
     Church & Dwight Co., Inc.+                         2,245            87,802
                                                                  -------------
Total Household Products                                                239,485
                                                                  -------------
Total Consumer Staples                                                  239,485
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $17,655,220)                                                19,273,460
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  at 5.00% due 10/02/06                          $    106,835     $     106,835
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $106,836)                                                      106,835
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.5%
Investment in Securities Lending Short Term
     Investment Portfolio held by
       U.S. Bancorp                                 3,594,525         3,594,525
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,594,525)                                                     3,594,525
                                                                  -------------
TOTAL INVESTMENTS 118.5%
   (Cost $21,356,581)                                             $  22,974,820
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.5)%                                               $  (3,594,245)
                                                                  -------------
NET ASSETS - 100.0%                                               $  19,380,575

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 26.8%
   SPECIALTY RETAIL 6.5%
   AutoZone, Inc.* +                                    2,646     $     273,332
   TJX Cos., Inc.+                                      9,443           264,687
   Bed Bath & Beyond, Inc.*                             5,224           199,870
   Best Buy Co., Inc. +                                 3,439           184,193
   Lowe's Cos., Inc.+                                   3,968           111,342
   Home Depot, Inc.+                                    2,747            99,634
   RadioShack Corp.+                                    4,539            87,603
   Tiffany & Co.                                        1,702            56,506
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                1,277,167
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 5.3%
   International Game Technology,
       Inc.+                                           10,081           418,361
   Starbucks Corp.*+                                    5,993           204,062
   Darden Restaurants, Inc.                             3,060           129,958
   Yum! Brands, Inc.                                    2,132           110,971
   Wendy's International, Inc.                          1,441            96,547
   Starwood Hotels & Resorts
       Worldwide, Inc.                                  1,172            67,027
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,026,926
                                                                  -------------

   HOUSEHOLD DURABLES 4.4%
   Black & Decker Corp. +                               2,697           214,007
   Lennar Corp. -- Class A+                             3,620           163,805
   Fortune Brands, Inc.+                                1,845           138,578
   D.R. Horton, Inc.+                                   5,660           135,557
   Centex Corp.+                                        2,540           133,655
   Harman International Industries,
       Inc.+                                            1,010            84,274
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                869,876
                                                                  -------------

   TEXTILES & APPAREL 2.0%
   Coach, Inc.*+                                        7,086           243,758
   Liz Claiborne, Inc.                                  2,460            97,195
   Nike, Inc. -- Class B+                                 672            58,881
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                399,834
                                                                  -------------

   MEDIA 2.0%
   Omnicom Group, Inc.+                                 1,338           125,237
   Clear Channel Communications, Inc.+                  3,710           107,033

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Dow Jones & Co., Inc.+                               2,651     $      88,915
   Univision Communications, Inc. --
       Class A*+                                        2,220            76,235
                                                                  -------------

TOTAL MEDIA                                                             397,420
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 1.8%
   Apollo Group, Inc. -- Class A*                       3,856           189,869
   H&R Block, Inc. +                                    7,793           169,420
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    359,289
                                                                  -------------

   MULTILINE RETAIL 1.8%
   Kohl's Corp.*                                        2,886           187,359
   Sears Holdings Corp.*+                                 601            95,012
   Target Corp. +                                       1,129            62,377
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  344,748
                                                                  -------------

   AUTOMOBILES 1.2%
   Harley-Davidson, Inc.+                               3,662           229,790
                                                                  -------------

TOTAL AUTOMOBILES                                                       229,790
                                                                  -------------

   INTERNET & CATALOG RETAIL 1.0%
   Amazon.com, Inc.* +                                  6,258           201,007
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         201,007
                                                                  -------------

   AUTO COMPONENTS 0.8%
   Goodyear Tire & Rubber Co.*+                        10,214           148,103
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   148,103
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          5,254,160
                                                                  -------------

HEALTH CARE 25.2%
   HEALTH CARE PROVIDERS & SERVICES 10.7%
   Express Scripts, Inc.*                               3,090           233,264
   AmerisourceBergen Corp. +                            5,075           229,390
   Manor Care, Inc.+                                    3,994           208,806
   Humana, Inc.*                                        2,968           196,155
   UnitedHealth Group, Inc.                             3,859           189,863
   Coventry Health Care, Inc.*                          3,591           185,008
   Caremark Rx, Inc.+                                   3,145           178,227


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Quest Diagnostics, Inc.                              2,407     $     147,212
   IMS Health, Inc.                                     5,266           140,286
   Cardinal Health, Inc.+                               1,924           126,484
   Patterson Cos., Inc.*+                               3,358           112,863
   Health Management Associates, Inc.
       -- Class A+                                      5,050           105,545
   Laboratory Corporation of America
       Holdings*+                                         856            56,128
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,109,231
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 7.5%
   Fisher Scientific International,
       Inc.*                                            3,527           275,953
   Zimmer Holdings, Inc.*+                              3,086           208,305
   Stryker Corp.                                        4,157           206,146
   Hospira, Inc.*                                       4,460           170,684
   Waters Corp.*                                        3,224           145,983
   Biomet, Inc. +                                       3,408           109,704
   Medtronic, Inc.+                                     1,919            89,118
   St. Jude Medical, Inc.*                              2,456            86,672
   Becton, Dickinson & Co.                                917            64,804
   Boston Scientific Corp.*                             3,818            56,468
   Millipore Corp.*+                                      867            53,147
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,466,984
                                                                  -------------

   PHARMACEUTICALS 5.8%
   Forest Laboratories, Inc.*                           5,901           298,650
   King Pharmaceuticals, Inc.*                          8,869           151,039
   Barr Pharmaceuticals, Inc.*                          2,883           149,743
   Schering-Plough Corp.                                4,600           101,614
   Mylan Laboratories, Inc.+                            4,960            99,845
   Pfizer, Inc.                                         3,400            96,424
   Johnson & Johnson, Inc.                              1,166            75,720
   Wyeth                                                1,211            61,567
   Eli Lilly & Co.+                                       954            54,378
   Watson Pharmaceuticals, Inc.*+                       1,660            43,442
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,132,422
                                                                  -------------

   BIOTECHNOLOGY 1.2%
   Gilead Sciences, Inc.*                               1,734           119,126
   Amgen, Inc.* +                                         823            58,869

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Medimmune, Inc.*+                                    1,837     $      53,659
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     231,654
                                                                  -------------

TOTAL HEALTH CARE                                                     4,940,291
                                                                  -------------

INFORMATION TECHNOLOGY 17.1%
   SOFTWARE 4.4%
   Adobe Systems, Inc.*                                 5,319           199,197
   Oracle Corp.*                                        8,928           158,383
   Citrix Systems, Inc.*+                               4,088           148,026
   Electronic Arts, Inc.*+                              2,186           121,716
   Symantec Corp.*+                                     4,531            96,420
   Microsoft Corp.                                      2,566            70,129
   Intuit, Inc.*                                        2,176            69,828
                                                                  -------------

TOTAL SOFTWARE                                                          863,699
                                                                  -------------

   COMPUTERS & PERIPHERALS 4.1%
   QLogic Corp.*                                        8,920           168,588
   Network Appliance, Inc.*+                            4,251           157,330
   Lexmark International, Inc.*                         2,583           148,936
   Dell, Inc.*+                                         5,687           129,891
   SanDisk Corp.*+                                      2,350           125,819
   International Business Machines Corp.                  792            64,896
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           795,460
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 3.5%
   Google, Inc. -- Class A*+                              790           317,501
   eBay, Inc.*                                          5,809           164,743
   Yahoo!, Inc.*+                                       5,100           128,928
   VeriSign, Inc.*                                      3,298            66,620
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      677,792
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
   Nvidia Corp.*+                                      14,916           441,364
   Maxim Integrated Products, Inc.+                     1,683            47,242
   Broadcom Corp. -- Class A*+                          1,265            38,380
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           526,986
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   IT CONSULTING & SERVICES 1.9%
   First Data Corp.+                                    3,435     $     144,270
   Fiserv, Inc.*                                        2,540           119,608
   Affiliated Computer Services, Inc.
       -- Class A*                                      2,209           114,559
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          378,437
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 0.3%
   Cisco Systems, Inc.*                                 2,294            52,762
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                           52,762
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Jabil Circuit, Inc.+                                 1,700            48,569
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 48,569
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          3,343,705
                                                                  -------------

FINANCIALS 9.8%
   THRIFTS & MORTGAGE FINANCE 2.7%
   Countrywide Financial Corp.+                         6,198           217,178
   Freddie Mac                                          3,057           202,771
   MGIC Investment Corp.+                               1,867           111,964
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        531,913
                                                                  -------------

   CONSUMER FINANCE 2.2%
   Capital One Financial Corp.+                         2,560           201,370
   SLM Corp.+                                           3,458           179,747
   American Express Co.                                   857            48,060
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  429,177
                                                                  -------------

   CAPITAL MARKETS 1.6%
   Federated Investors, Inc. -- Class B                 5,409           182,878
   Janus Capital Group, Inc.+                           4,360            85,979
   Legg Mason, Inc.                                       454            45,791
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   314,648
                                                                  -------------

   INSURANCE 1.4%
   Progressive Corp.                                    6,211           152,418

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Ambac Financial Group, Inc.                          1,493     $     123,546
                                                                  -------------

TOTAL INSURANCE                                                         275,964
                                                                  -------------

   DIVERSIFIED FINANCIALS 1.4%
   Chicago Mercantile Exchange
       Holdings, Inc.+                                    550           263,037
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            263,037
                                                                  -------------

   BANKS 0.5%
   Commerce Bancorp, Inc.+                              2,803           102,898
                                                                  -------------

TOTAL BANKS                                                             102,898
                                                                  -------------

TOTAL FINANCIALS                                                      1,917,637
                                                                  -------------

CONSUMER STAPLES 8.7%
   FOOD PRODUCTS 2.9%
   General Mills, Inc.+                                 3,211           181,743
   Campbell Soup Co.+                                   3,739           136,473
   Kellogg Co.+                                         2,112           104,586
   McCormick & Co., Inc.                                2,327            88,379
   WM Wrigley Jr Co.+                                   1,096            50,482
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     561,663
                                                                  -------------

   FOOD & DRUG RETAILING 2.0%
   Sysco Corp.+                                         3,422           114,466
   Wal-Mart Stores, Inc.                                2,155           106,285
   Walgreen Co.+                                        2,198            97,569
   Whole Foods Market, Inc.+                            1,100            65,373
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             383,693
                                                                  -------------

   HOUSEHOLD PRODUCTS 1.9%
   Colgate-Palmolive Co.                                2,548           158,231
   Clorox Co.                                           2,441           153,783
   Procter & Gamble Co.                                 1,144            70,905
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                382,919
                                                                  -------------

   BEVERAGES 1.2%
   Anheuser-Busch Cos., Inc.                            3,494           166,000
   PepsiCo, Inc.                                          946            61,736
                                                                  -------------

TOTAL BEVERAGES                                                         227,736
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TOBACCO 0.7%
   UST, Inc.+                                           2,689     $     147,438
                                                                  -------------

TOTAL TOBACCO                                                           147,438
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,703,449
                                                                  -------------

ENERGY 7.4%
   OIL & GAS 6.8%
   XTO Energy, Inc.+                                    7,554           318,250
   Devon Energy Corp.                                   3,900           246,285
   Apache Corp. +                                       2,630           166,216
   Anadarko Petroleum Corp. +                           3,770           165,239
   Valero Energy Corp.                                  3,120           160,587
   Chesapeake Energy Corp.+                             4,880           141,422
   EOG Resources, Inc.+                                 2,083           135,499
                                                                  -------------

TOTAL OIL & GAS                                                       1,333,498
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 0.6%
   BJ Services Co.                                      2,558            77,073
   Nabors Industries Ltd.*+                             1,210            35,997
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       113,070
                                                                  -------------

TOTAL ENERGY                                                          1,446,568
                                                                  -------------

INDUSTRIALS 2.7%
   AEROSPACE & DEFENSE 1.2%
   General Dynamics Corp.                               1,724           123,559
   L-3 Communications Holdings, Inc.                    1,550           121,412
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               244,971
                                                                  -------------

   MACHINERY 0.9%
   ITT Industries, Inc.                                 1,700            87,159
   Danaher Corp.+                                       1,226            84,189
                                                                  -------------

TOTAL MACHINERY                                                         171,348
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Equifax, Inc.                                        1,546            56,754

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Cintas Corp.                                         1,320     $      53,895
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    110,649
                                                                  -------------

TOTAL INDUSTRIALS                                                       526,968
                                                                  -------------

MATERIALS 2.1%
   CHEMICALS 1.1%
   Ecolab, Inc.+                                        3,099           132,699
   Sigma-Aldrich Corp.+                                 1,183            89,518
                                                                  -------------

TOTAL CHEMICALS                                                         222,217
                                                                  -------------

   CONTAINERS & PACKAGING 1.0%
   Ball Corp. +                                         4,693           189,832
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            189,832
                                                                  -------------

TOTAL MATERIALS                                                         412,049
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $17,995,608)                                                19,544,827
                                                                  -------------

                                                         FACE
                                                       AMOUNT
REPURCHASE AGREEMENTS 0.6%                             -------
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
 5.00% due 10/02/06                              $    113,639           113,639
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $113,640)                                                      113,639
                                                                  -------------

SECURITIES LENDING COLLATERAL 24.0%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bancorp           4,705,786         4,705,786
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,705,786)                                                     4,705,786
                                                                  -------------

TOTAL INVESTMENTS 124.4%
   (Cost $22,815,034)                                             $  24,364,252
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.4)%                                               $  (4,777,357)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $  19,586,895

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 14.8%
Federal Home Loan Bank*
  5.09% due 10/02/06                             $    250,000     $     250,000
Freddie Mac*
  5.11% due 10/17/06                                  250,000           249,468
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $499,468)                                                      499,468
                                                                  -------------

REPURCHASE AGREEMENTS 83.7%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                                  450,606           450,606
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                  313,705           313,705
Credit Suisse at
  4.94% due 10/02/06+                               1,005,461         1,005,461
Morgan Stanley at
  4.89% due 10/02/06                                  450,606           450,606
Citigroup, Inc. at
  4.80% due 10/02/06                                  600,808           600,808
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $2,821,186)                                                  2,821,186
                                                                  -------------
TOTAL INVESTMENTS 98.5%
   (Cost $3,320,654)                                              $   3,320,654
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.5%                                             $      50,079
                                                                  -------------
NET ASSETS - 100.0%                                               $   3,370,733

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
November 2006 U.S. Dollar Index
   Swap, Maturing 11/28/06**
   (Notional Market Value $6,770,314)                  78,881     $      71,185
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as currency index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 15.1%
Federal Home Loan Bank*
  5.04% due 10/06/06                             $  1,000,000     $     999,440
Freddie Mac*
  5.11% due 10/17/06                                  500,000           498,935
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,498,375)                                                  1,498,375
                                                                  -------------

REPURCHASE AGREEMENTS 91.7%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                                1,493,459         1,493,459
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                1,039,726         1,039,726
Credit Suisse at
  4.94% due 10/02/06+                               3,063,721         3,063,721
Morgan Stanley at
  4.89% due 10/02/06                                1,493,459         1,493,459
Citigroup, Inc. at
  4.80% due 10/02/06                                1,991,279         1,991,279
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $9,081,644)                                                  9,081,644
                                                                  -------------

TOTAL INVESTMENTS 106.8%
   (Cost $10,580,019)                                             $  10,580,019
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (6.8)%                                                $    (673,589)
                                                                  -------------
NET ASSETS - 100.0%                                               $   9,906,430

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              LOSS
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
November 2006 U.S. Dollar Index Swap,
   Maturing 11/28/06**
   (Notional Market Value $19,931,665)                232,224     $    (268,287)
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 89.2%

FINANCIALS 19.7%
   INSURANCE 8.8%
   American International Group, Inc.                     330     $      21,866
   Prudential Financial, Inc.                             240            18,300
   MetLife, Inc.                                          300            17,004
   Hartford Financial Services Group,
       Inc.                                               180            15,615
   Chubb Corp.                                            300            15,588
   Lincoln National Corp.                                 250            15,520
   AFLAC, Inc.                                            330            15,101
   Assurant, Inc.                                         280            14,955
   Cincinnati Financial Corp.                             310            14,899
   Ambac Financial Group, Inc.                            180            14,895
   Loews Corp.                                            370            14,023
   Genworth Financial, Inc. -- Class A                    400            14,004
   UnumProvident Corp.                                    720            13,961
   Old Republic International Corp.                       620            13,733
   Principal Financial Group, Inc.                        250            13,570
   Delphi Financial Group, Inc. --
       Class A                                            340            13,559
   W.R. Berkley Corp.                                     380            13,448
   Selective Insurance Group, Inc.                        250            13,152
   HCC Insurance Holdings, Inc.                           400            13,152
   Philadelphia Consolidated Holding
       Corp.*                                             330            13,127
   First American Corp.                                   310            13,125
   Wesco Financial Corp.                                   30            13,110
   ProAssurance Corp.*                                    260            12,813
   American Financial Group, Inc.                         270            12,671
   Meadowbrook Insurance Group Co.,
       Inc.*                                            1,080            12,161
   CNA Surety Corp.*                                      600            12,120
   Nationwide Financial Services, Inc.                    250            12,025
   Ohio Casualty Corp.                                    460            11,900
   Harleysville Group, Inc.                               340            11,897
   Protective Life Corp.                                  260            11,895
   Argonaut Group, Inc.*                                  380            11,791
   American National Insurance Co.                        100            11,590
   AmerUs Group Co.                                       170            11,562
   Donegal Group, Inc. -- Class A                         570            11,525

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Infinity Property & Casualty Corp.                     280     $      11,516
   National Western Life Insurance
       Co. -- Class A                                      50            11,494
   FPIC Insurance Group, Inc.*                            290            11,487
   Reinsurance Group of America, Inc.                     220            11,425
   CNA Financial Corp.*                                   310            11,166
   Conseco, Inc.*                                         520            10,915
   Stancorp Financial Group, Inc.                         240            10,711
   Hanover Insurance Group, Inc.                          240            10,711
   EMC Insurance Group, Inc.                              370            10,671
   American Physicians Capital, Inc.*                     220            10,644
   NYMAGIC, Inc.                                          330            10,461
   Safety Insurance Group, Inc.                           210            10,219
   Baldwind & Lyons, Inc. --  Class B                     410             9,930
   Fidelity National Title Group,
       Inc. -- Class A                                    160             3,354
   Crawford & Co. -- Class B                              330             2,241
   Aon Corp.                                               10               339
                                                                  -------------

TOTAL INSURANCE                                                         616,941
                                                                  -------------

   DIVERSIFIED FINANCIALS 2.6%
   Citigroup, Inc.                                      1,310            65,068
   Bank of America Corp.                                1,120            59,998
   J.P. Morgan Chase & Co.                              1,000            46,960
   Leucadia National Corp.                                470            12,300
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            184,326
                                                                  -------------

   BANKS 2.4%
   Wachovia Corp.                                         550            30,690
   KeyCorp                                                500            18,720
   Wells Fargo & Co.                                      460            16,643
   M&T Bank Corp.                                         130            15,595
   National City Corp.                                    410            15,006
   Royal Bancshares of Pennsylvania,
       Inc. -- Class A                                    410            11,107
   FNB Corp.                                              300            10,803
   Intervest Bancshares Corp.*                            240            10,454
   Camden National Corp.                                  250            10,050
   1st Source Corp.                                       340            10,037
   First Citizens BancShares, Inc. --
       Class A                                             50             9,555


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TD Banknorth, Inc.                                     120     $       3,466
   U.S. Bancorp                                            70             2,325
   R&G Financial Corp. -- Class B                          70               521
                                                                  -------------

TOTAL BANKS                                                             164,972
                                                                  -------------

   CAPITAL MARKETS 2.3%
   Goldman Sachs Group, Inc.                              150            25,375
   E*Trade Financial Corp.*                               660            15,787
   Charles Schwab Corp.                                   870            15,573
   Janus Capital Group, Inc.                              770            15,184
   Blackrock, Inc.                                         90            13,410
   Ameriprise Financial, Inc.                             280            13,132
   Capital Southwest Corp.                                100            11,915
   MCG Capital Corp.                                      720            11,758
   Thomas Weisel Partners Group, Inc.*                    710            11,396
   Penson Worldwide Co., Inc.*                            630            11,309
   LaBranche & Co., Inc.*                                 830             8,607
   Morgan Stanley                                          80             5,833
   Merrill Lynch & Co., Inc.                               60             4,693
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   163,972
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 2.0%
   Washington Mutual, Inc.                                440            19,127
   PMI Group, Inc.                                        290            12,705
   Radian Group, Inc.                                     210            12,600
   Ocwen Financial Corp., Inc.*                           800            11,920
   Webster Financial Corp.                                250            11,777
   Triad Guaranty, Inc.*                                  230            11,769
   FirstFed Financial Corp.*                              200            11,344
   Federal Agricultural Mortgage Corp.                    400            10,588
   ITLA Capital Corp.                                     190            10,214
   Corus Bankshares, Inc.                                 400             8,944
   Berkshire Hills Bancorp, Inc.                          220             7,830
   MGIC Investment Corp.                                  100             5,997
   Doral Financial Corp.                                  650             4,284
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        139,099
                                                                  -------------

   CONSUMER FINANCE 0.9%
   Capital One Financial Corp.                            190            14,945
   Cash America International, Inc.                       350            13,678
   Asta Funding, Inc.                                     330            12,372
   Credit Acceptance Corp.*                               390            11,575
   Student Loan Corp.                                      60            11,531

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   American Express Co.                                    40     $       2,243
                                                                  -------------

TOTAL CONSUMER FINANCE                                                   66,344
                                                                  -------------

   REAL ESTATE 0.7%
   American Home Mortgage Investment Corp.                370            12,902
   HRPT Properties Trust                                  990            11,830
   Newkirk Realty Trust Co., Inc.                         680            11,206
   AvalonBay Communities, Inc.                             70             8,428
   Fieldstone Investment Corp.                            820             7,159
                                                                  -------------

TOTAL REAL ESTATE                                                        51,525
                                                                  -------------

TOTAL FINANCIALS                                                      1,387,179
                                                                  -------------

INFORMATION TECHNOLOGY 14.6%
   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 2.9%
   Intel Corp.                                          1,789            36,800
   Texas Instruments, Inc.                                690            22,942
   Freescale Semiconductor, Inc. --
       Class B*                                           570            21,666
   Micron Technology, Inc.*                             1,080            18,792
   Lam Research Corp.*                                    310            14,052
   Varian Semiconductor Equipment
       Associates, Inc.*                                  370            13,579
   National Semiconductor Corp.                           570            13,412
   Intersil Corp. -- Class A                              530            13,011
   Zoran Corp.*                                           750            12,060
   MKS Instruments, Inc.*                                 570            11,577
   OmniVision Technologies, Inc.*                         650             9,275
   LSI Logic Corp.*                                     1,080             8,878
   Genesis Microchip, Inc.*                               750             8,828
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           204,872
                                                                  -------------

   IT CONSULTING & SERVICES 2.7%
   Mastercard, Inc.*                                      260            18,291
   Electronic Data Systems Corp.                          720            17,654
   First Data Corp.                                       400            16,800
   MPS Group, Inc.*                                       950            14,354
   Convergys Corp.*                                       620            12,803
   Affiliated Computer Services, Inc.
       -- Class A*                                        230            11,928


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Automatic Data Processing, Inc.                        250     $      11,835
   Ceridian Corp.*                                        520            11,627
   Acxiom Corp.                                           460            11,344
   Forrester Research, Inc.*                              410            10,787
   SYKES Enterprises, Inc.*                               490             9,971
   Lightbridge, Inc.*                                     850             9,962
   Hewitt Associates, Inc. -- Class A*                    410             9,947
   BISYS Group, Inc.*                                     730             7,928
   Computer Sciences Corp.*                               160             7,859
   infoUSA, Inc. -- Class B                               590             4,897
   Global Payments, Inc.                                   80             3,521
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          191,508
                                                                  -------------

   COMPUTERS & PERIPHERALS 2.5%
   International Business Machines Corp.                  480            39,331
   Hewlett-Packard Co.                                    940            34,488
   Apple Computer, Inc.*                                  320            24,650
   EMC Corp.*                                           1,270            15,215
   Brocade Communications Systems, Inc.*                2,149            15,172
   NCR Corp.*                                             380            15,002
   Electronics for Imaging, Inc.*                         620            14,186
   Palm, Inc.*                                            620             9,027
   Komag, Inc.*                                           260             8,310
   Dell, Inc.*                                             70             1,599
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           176,980
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 2.2%
   Motorola, Inc.                                       1,010            25,250
   Cisco Systems, Inc.*                                   940            21,620
   Polycom, Inc.*                                         620            15,209
   Avocent Corp.*                                         490            14,759
   Interdigital Communications Corp.*                     430            14,663
   Arris Group, Inc.*                                   1,160            13,294
   Avaya, Inc.*                                         1,160            13,270
   Black Box Corp.                                        290            11,287
   Tellabs, Inc.*                                         940            10,302
   Juniper Networks, Inc.*                                540             9,331
   Qualcomm, Inc.                                         140             5,089
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          154,074
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   Molex, Inc.                                            370     $      14,419
   DTS, Inc. Ltd. -- Class A*                             630            13,343
   TTM Technologies, Inc.*                              1,050            12,285
   Rofin-Sinar Technologies, Inc.*                        200            12,154
   Vishay Intertechnology, Inc.*                          830            11,653
   Tech Data Corp.*                                       310            11,324
   Dolby Laboratories, Inc. -- Class A*                   550            10,918
   Solectron Corp.*                                     3,269            10,657
   Zygo Corp., Inc.*                                      780             9,945
   Agilsys, Inc.                                          660             9,266
   AVX Corp.                                              430             7,607
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                123,571
                                                                  -------------

   SOFTWARE 1.6%
   Microsoft Corp.                                      1,719            46,980
   MicroStrategy, Inc. -- Class A*                        120            12,220
   eSpeed, Inc. -- Class A*                             1,249            11,491
   Lawson Software, Inc.*                               1,480            10,730
   Compuware Corp.*                                     1,349            10,509
   Fair Isaac Corp.                                       260             9,508
   MRO Software, Inc.*                                    160             4,107
   Oracle Corp.*                                          180             3,193
   TIBCO Software, Inc.*                                  280             2,514
   Secure Computing Corp.*                                360             2,279
   Altiris, Inc.*                                          50             1,055
                                                                  -------------

TOTAL SOFTWARE                                                          114,586
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 0.7%
   VeriSign, Inc.*                                        710            14,342
   SonicWALL, Inc.*                                     1,170            12,776
   RealNetworks, Inc.*                                  1,180            12,520
   Google, Inc. -- Class A*                                20             8,038
   EarthLink, Inc.*                                       280             2,036
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                       49,712
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                           720     $      11,203
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                 11,203
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          1,026,506
                                                                  -------------

CONSUMER DISCRETIONARY 12.1%
   SPECIALTY RETAIL 3.4%
   Home Depot, Inc.                                       730            26,477
   Abercrombie & Fitch Co. -- Class A                     250            17,370
   American Eagle Outfitters, Inc.                        390            17,094
   Sherwin-Williams Co.                                   270            15,060
   Staples, Inc.                                          590            14,355
   Shoe Carnival, Inc.*                                   500            12,610
   Payless Shoesource, Inc.*                              500            12,450
   United Auto Group, Inc.                                530            12,402
   Dress Barn, Inc.*                                      560            12,219
   Rent-A-Center, Inc.*                                   410            12,009
   Syms Corp.*                                            570            11,605
   AnnTaylor Stores Corp.*                                270            11,302
   Group 1 Automotive, Inc.                               220            10,978
   Cato Corp. -- Class A                                  500            10,955
   Claire's Stores, Inc.                                  370            10,789
   DSW, Inc. Ltd.*                                        330            10,395
   Barnes & Noble, Inc.                                   270            10,244
   Tween Brands, Inc.*                                    250             9,400
   Office Depot, Inc.*                                     90             3,573
   Charming Shoppes, Inc.*                                 60               857
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  242,144
                                                                  -------------

   HOUSEHOLD DURABLES 2.2%
   Lennar Corp. -- Class A                                310            14,027
   Leggett & Platt, Inc.                                  560            14,017
   Stanley Works                                          270            13,459
   Whirlpool Corp.                                        160            13,458
   Snap-On, Inc.                                          280            12,474
   American Greetings Corp. -- Class A                    530            12,254
   Champion Enterprises, Inc.*                          1,759            12,137
   Avatar Holdings, Inc.*                                 200            11,812
   Furniture Brands International, Inc.                   610            11,614
   Ethan Allen Interiors, Inc.                            330            11,438
   Mohawk Industries, Inc.*                               120             8,934
   Ryland Group, Inc.                                     190             8,210
   Meritage Homes Corp.*                                  170             7,074

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   NVR, Inc.*                                              10     $       5,350
   Kimball International, Inc. --
       Class B                                            120             2,316
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                158,574
                                                                  -------------

   MEDIA 1.7%
   Walt Disney Co.                                        830            25,655
   McGraw-Hill Cos., Inc.                                 260            15,088
   Omnicom Group, Inc.                                    150            14,040
   Lee Enterprises, Inc.                                  490            12,368
   John Wiley & Sons, Inc. -- Class A                     340            12,243
   Meredith Corp.                                         240            11,839
   Cox Radio Inc. -- Class A*                             680            10,438
   Time Warner, Inc.                                      390             7,110
   Comcast Corp. -- Class A*                              130             4,791
   Journal Communications, Inc. --
       Class A                                            330             3,719
   World Wrestling Entertainment, Inc.                     40               657
   McClatchy Co. -- Class A                                10               422
                                                                  -------------

TOTAL MEDIA                                                             118,370
                                                                  -------------

   TEXTILES & APPAREL 1.3%
   Phillips-Van Heusen Corp.                              380            15,873
   Nike, Inc. -- Class B                                  170            14,895
   Polo Ralph Lauren Corp.                                220            14,232
   Jones Apparel Group, Inc.                              420            13,625
   Brown Shoe Co., Inc.                                   370            13,261
   Deckers Outdoor Corp.*                                 260            12,303
   Unifirst Corp.                                         160             4,998
   Kellwood Co.                                            20               577
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                 89,764
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.2%
   McDonald's Corp.                                       570            22,299
   Starwood Hotels & Resorts
       Worldwide, Inc.                                    310            17,729
   Bob Evans Farms, Inc.                                  440            13,323
   International Speedway Corp. --
       Class A                                            250            12,460
   Dover Motorsports, Inc.                              1,699             9,209
   Dover Downs Gaming &
       Entertainment, Inc.                                680             8,262
   Luby's, Inc.*                                          120             1,184


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Multimedia Games, Inc.*                                 90     $         817
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                      85,283
                                                                  -------------

   MULTILINE RETAIL 1.1%
   J.C. Penney Holding Co., Inc.                          290            19,833
   Big Lots, Inc.*                                        840            16,640
   Dollar Tree Stores, Inc.*                              450            13,932
   Dillard's, Inc. -- Class A                             380            12,437
   Nordstrom, Inc.                                        200             8,460
   Target Corp.                                            90             4,973
                                                                  -------------

TOTAL MULTILINE RETAIL                                                   76,275
                                                                  -------------

   AUTO COMPONENTS 0.5%
   Autoliv, Inc.                                          220            12,124
   BorgWarner, Inc.                                       200            11,434
   Aftermarket Technology Corp.*                          470             8,347
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    31,905
                                                                  -------------

   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.                                  330            20,708
                                                                  -------------

TOTAL AUTOMOBILES                                                        20,708
                                                                  -------------

   DISTRIBUTORS 0.2%
   Audiovox Corp. -- Class A*                             820            11,414
                                                                  -------------

TOTAL DISTRIBUTORS                                                       11,414
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Career Education Corp.*                                330             7,425
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                      7,425
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Stewart Enterprises, Inc. -- Class A                 1,239             7,261
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                    7,261
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                            849,123
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 11.0%
   HEALTH CARE PROVIDERS & SERVICES 4.3%
   UnitedHealth Group, Inc.                               440     $      21,648
   WellPoint, Inc.*                                       280            21,574
   Cardinal Health, Inc.                                  250            16,435
   Caremark Rx, Inc.                                      290            16,434
   AmerisourceBergen Corp.                                360            16,272
   Aetna, Inc.                                            390            15,425
   Laboratory Corporation of America
       Holdings*                                          230            15,081
   Medco Health Solutions, Inc.*                          240            14,427
   McKesson Corp.                                         270            14,234
   Health Net, Inc.*                                      310            13,491
   Sunrise Senior Living, Inc.*                           440            13,143
   inVentiv Health, Inc.*                                 410            13,132
   Coventry Health Care, Inc.*                            250            12,880
   AMERIGROUP Corp.*                                      430            12,707
   Magellan Health Services, Inc.*                        280            11,928
   Dendrite International, Inc.*                        1,219            11,922
   Molina Healthcare, Inc.*                               320            11,315
   Cross Country Healthcare, Inc.*                        650            11,050
   Chemed Corp.                                           320            10,323
   AMN Healthcare Services, Inc.*                         420             9,975
   Vital Images, Inc.*                                    300             9,474
   Express Scripts, Inc.*                                  70             5,284
   The Trizetto Group, Inc.*                              240             3,634
   HCA, Inc.                                               70             3,492
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  305,280
                                                                  -------------

   PHARMACEUTICALS 3.4%
   Pfizer, Inc.                                         2,029            57,542
   Johnson & Johnson, Inc.                                490            31,821
   Merck & Co., Inc.                                      740            31,006
   Abbott Laboratories                                    560            27,194
   Barr Pharmaceuticals, Inc.*                            270            14,024
   Perrigo Co.                                            790            13,406
   KV Pharmaceutical Co.*                                 560            13,272
   Endo Pharmaceuticals Holdings, Inc.*                   400            13,020
   Mylan Laboratories, Inc.                               580            11,675
   Sciele Pharma, Inc.*                                   560            10,550
   Wyeth                                                   90             4,576
   Hi-Tech Pharmacal Co., Inc.*                           340             4,298
   CNS, Inc.                                              140             3,952
   Connetics Corp.*                                       290             3,161
   Eli Lilly & Co.                                         30             1,710


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bristol-Myers Squibb Co.                                20     $         498
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   241,705
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
   Fisher Scientific International, Inc.*                 200            15,648
   Thermo Electron Corp.*                                 370            14,552
   Varian, Inc.*                                          290            13,302
   DJ Orthopedics, Inc.*                                  300            12,459
   ICU Medical, Inc.*                                     270            12,280
   Dade Behring Holdings, Inc.                            300            12,048
   Haemonetics Corp.*                                     250            11,700
   Zoll Medical Corp.*                                    310            11,126
   West Pharmaceutical Services, Inc.                     250             9,818
   Health Tronics Surgical Services,
       Inc.*                                            1,399             8,632
   Candela Corp.*                                         740             8,074
   TriPath Imaging, Inc.*                                 790             7,134
   Molecular Devices Corp.*                               380             7,026
   OraSure Technologies, Inc.*                            720             5,789
   Integra LifeSciences Holdings Corp.*                    80             2,998
   Medtronic, Inc.                                         60             2,786
   Immucor, Inc.*                                         110             2,465
   Vital Signs, Inc.                                       30             1,698
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  159,535
                                                                  -------------

   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*                                           410            29,328
   Applera Corp. - Applied Biosystems
       Group                                              430            14,237
   United Therapeutics Corp.*                             220            11,559
   ImClone Systems, Inc.*                                 360            10,195
   Savient Pharmaceuticals, Inc.*                         130               846
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                      66,165
                                                                  -------------

TOTAL HEALTH CARE                                                       772,685
                                                                  -------------

INDUSTRIALS 10.6%
   MACHINERY 2.3%
   Eaton Corp.                                            250            17,212
   Parker Hannifin Corp.                                  200            15,546
   Dover Corp.                                            320            15,181
   Illinois Tool Works, Inc.                              320            14,368

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Cummins, Inc.                                          110     $      13,115
   Terex Corp.*                                           290            13,114
   Kennametal, Inc.                                       210            11,896
   Crane Co.                                              280            11,704
   Ampco-Pittsburgh Corp. PLC -- SP ADR                   370            11,444
   NACCO Industries, Inc. -- Class A                       80            10,873
   Miller Industries, Inc. -- Class A*                    510             9,318
   Accuride Corp.*                                        820             9,028
   Cascade Corp.                                           70             3,196
   JLG Industries, Inc.                                   100             1,981
   Caterpillar, Inc.                                       10               658
                                                                  -------------

TOTAL MACHINERY                                                         158,634
                                                                  -------------

   AEROSPACE & DEFENSE 1.6%
   Boeing Co.                                             280            22,078
   Lockheed Martin Corp.                                  210            18,073
   General Dynamics Corp.                                 240            17,201
   Raytheon Co.                                           330            15,843
   Goodrich Corp.                                         320            12,966
   Orbital Sciences Corp.*                                670            12,576
   Armor Holdings, Inc.*                                  210            12,039
   United Technologies Corp.                               50             3,168
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               113,944
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Waste Management, Inc.                                 410            15,039
   Amrep Corp. PLC -- SP ADR                              280            13,683
   Corrections Corporation of America*                    315            13,624
   Manpower, Inc.                                         210            12,867
   United Stationers, Inc.*                               260            12,093
   Steelcase, Inc. -- Class A                             630             9,885
   M&F Worldwide Corp.*                                   610             8,967
   Volt Information Sciences, Inc.*                       230             8,176
   CBIZ, Inc.*                                            680             4,964
   Spherion Corp.*                                        450             3,217
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    102,515
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 1.3%
   General Electric Co.                                 1,990            70,247
   Textron, Inc.                                          190            16,625
   3M Co.                                                  30             2,233


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Teleflex, Inc.                                          10     $         556
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                           89,661
                                                                  -------------

   ROAD & RAIL 1.0%
   CSX Corp.                                              590            19,370
   Burlington Northern Santa Fe Corp.                     210            15,422
   Union Pacific Corp.                                    170            14,960
   Norfolk Southern Corp.                                 290            12,775
   Genesee & Wyoming, Inc. -- Class A*                    460            10,681
                                                                  -------------

TOTAL ROAD & RAIL                                                        73,208
                                                                  -------------

   BUILDING PRODUCTS 0.9%
   Ameron International Corp.                             200            13,288
   American Woodmark Corp.                                330            11,118
   PW Eagle, Inc.                                         370            11,104
   Goodman Global, Inc.*                                  710             9,478
   Insteel Industries, Inc.                               460             9,140
   Universal Forest Products, Inc.                        140             6,867
   Builders FirstSource, Inc.*                            150             2,284
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                  63,279
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.8%
   Belden CDT, Inc.                                       400            15,292
   Regal-Beloit Corp.                                     280            12,180
   Roper Industries, Inc.                                 270            12,080
   Thomas & Betts Corp.*                                  220            10,496
   Lamson & Sessions Co., Inc.*                           400             9,528
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                               59,576
                                                                  -------------

   AIRLINES 0.7%
   Southwest Airlines Co.                               1,030            17,160
   Continental Airlines, Inc. -- Class B*                 450            12,739
   UAL Corp.*                                             470            12,488
   Republic Airways Holdings, Inc.*                       680            10,554
                                                                  -------------

TOTAL AIRLINES                                                           52,941
                                                                  -------------

   AIR FREIGHT & COURIERS 0.4%
   United Parcel Service, Inc. --
       Class B                                            220            15,827

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HUB Group, Inc. -- Class A*                            460     $      10,479
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                             26,306
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                                  350             8,137
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                    8,137
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.0%
   EMCOR Group, Inc.*                                      40             2,194
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                          2,194
                                                                  -------------

TOTAL INDUSTRIALS                                                       750,395
                                                                  -------------

ENERGY 6.4%
   OIL & GAS 4.0%
   Exxon Mobil Corp.                                    1,250            83,875
   ConocoPhillips                                         510            30,360
   Chevron Corp.                                          320            20,755
   Occidental Petroleum Corp.                             380            18,282
   Devon Energy Corp.                                     260            16,419
   Valero Energy Corp.                                    290            14,926
   Marathon Oil Corp.                                     190            14,611
   Noble Energy, Inc.                                     300            13,677
   EOG Resources, Inc.                                    200            13,010
   Delek US Holdings, Inc. Ltd.*                          650            12,025
   Penn Virginia Corp.                                    180            11,414
   USEC, Inc.                                           1,130            10,893
   Tesoro Corp.                                           180            10,436
   Harvest Natural Resources, Inc.*                       290             3,002
   St. Mary Land & Exploration Co.                         80             2,937
   Hess Corp.                                              70             2,899
                                                                  -------------

TOTAL OIL & GAS                                                         279,521
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 2.4%
   Veritas DGC, Inc.*                                     250            16,455
   Maverick Tube Corp.*                                   220            14,262
   NS Group, Inc.*                                        220            14,201
   ENSCO International, Inc.                              310            13,587
   Pride International, Inc.*                             440            12,065
   Lone Star Technologies, Inc.*                          240            11,611
   SEACOR Holdings, Inc.*                                 140            11,550
   Patterson-UTI Energy, Inc.                             460            10,930


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Grey Wolf, Inc.*                                     1,609     $      10,748
   Tidewater, Inc.                                        240            10,606
   Trico Marine Services, Inc.*                           300            10,125
   Lufkin Industries, Inc.                                190            10,055
   Parker Drilling Co.*                                 1,419            10,046
   T-3 Energy Services, Inc. -- Class A*                  480             9,634
   Rowan Cos., Inc.                                       120             3,796
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       169,671
                                                                  -------------

TOTAL ENERGY                                                            449,192
                                                                  -------------

CONSUMER STAPLES 5.6%
   HOUSEHOLD PRODUCTS 1.1%
   Procter & Gamble Co.                                   760            47,105
   Kimberly-Clark Corp.                                   250            16,340
   Energizer Holdings, Inc.*                              200            14,398
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                 77,843
                                                                  -------------

   FOOD & DRUG RETAILING 1.1%
   Kroger Co.                                             860            19,900
   Wal-Mart Stores, Inc.                                  330            16,275
   Costco Wholesale Corp.                                 290            14,407
   Ingles Markets, Inc. -- Class A                        520            13,718
   Performance Food Group Co.*                            410            11,517
   Walgreen Co.                                            10               444
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                              76,261
                                                                  -------------

   BEVERAGES 1.0%
   Coca-Cola Co.                                          690            30,829
   PepsiCo, Inc.                                          210            13,705
   Pepsi Bottling Group, Inc.                             380            13,490
   Brown-Forman Corp. -- Class B                          170            13,030
   Hansen Natural Corp.*                                   10               325
                                                                  -------------

TOTAL BEVERAGES                                                          71,379
                                                                  -------------

   TOBACCO 1.0%
   Altria Group, Inc.                                     590            45,164
   Reynolds American, Inc.                                200            12,394

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Loews Corp. - Carolina Group                           220     $      12,186
                                                                  -------------

TOTAL TOBACCO                                                            69,744
                                                                  -------------

   FOOD PRODUCTS 0.9%
   General Mills, Inc.                                    270            15,282
   Ralcorp Holdings, Inc.*                                300            14,469
   Kraft Foods, Inc. -- Class A                           370            13,194
   Del Monte Foods Co.                                  1,100            11,495
   J.M. Smucker Co.                                       210            10,070
   Archer-Daniels-Midland Co.                             100             3,788
                                                                  -------------

TOTAL FOOD PRODUCTS                                                      68,298
                                                                  -------------

   PERSONAL PRODUCTS 0.5%
   NBTY, Inc.*                                            450            13,172
   Prestige Brands Holdings, Inc. --
       Class A*                                         1,130            12,588
   Estee Lauder Cos., Inc. -- Class A                     210             8,469
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  34,229
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  397,754
                                                                  -------------

UTILITIES 3.7%
   MULTI-UTILITIES 1.7%
   Sempra Energy                                          360            18,090
   Duke Energy Corp.                                      580            17,516
   Xcel Energy, Inc.                                      740            15,281
   Wisconsin Energy Corp.                                 310            13,374
   CenterPoint Energy, Inc.                               920            13,174
   NSTAR                                                  380            12,677
   Avista Corp.                                           500            11,840
   MDU Resources Group, Inc.                              510            11,393
   NorthWestern Corp.                                     200             6,996
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   120,341
                                                                  -------------

   ELECTRIC UTILITIES 1.5%
   Edison International                                   430            17,905
   PPL Corp.                                              510            16,779
   FPL Group, Inc.                                        320            14,400
   FirstEnergy Corp.                                      250            13,965
   Westar Energy, Inc.                                    590            13,871
   Pepco Holdings, Inc.                                   520            12,569
   Unisource Energy Corp.                                 370            12,332
   TXU Corp.                                               50             3,126


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Cleco Corp.                                             30     $         757
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                105,704
                                                                  -------------

   GAS UTILITIES 0.5%
   Oneok, Inc.                                            340            12,848
   Southwest Gas Corp.                                    380            12,662
   Energen Corp.                                          280            11,724
                                                                  -------------

TOTAL GAS UTILITIES                                                      37,234
                                                                  -------------

TOTAL UTILITIES                                                         263,279
                                                                  -------------

MATERIALS 3.5%
   CHEMICALS 1.6%
   Dow Chemical Co.                                       450            17,541
   Monsanto Co.                                           360            16,923
   Lyondell Chemical Co.                                  550            13,953
   Spartech Corp.                                         510            13,653
   OM Group, Inc.*                                        290            12,743
   Ashland, Inc.                                          190            12,118
   Valspar Corp.                                          450            11,970
   Pioneer Cos., Inc.*                                    380             9,314
   NewMarket Corp.                                         60             3,490
                                                                  -------------

TOTAL CHEMICALS                                                         111,705
                                                                  -------------

   METALS & MINING 1.2%
   Alcoa, Inc.                                            510            14,301
   United States Steel Corp.                              230            13,266
   Carpenter Technology Corp.                             120            12,901
   Nucor Corp.                                            260            12,867
   Steel Dynamics, Inc.                                   210            10,595
   Schnitzer Steel Industries, Inc. --
       Class A                                            330            10,408
   Reliance Steel & Aluminum Co.                          290             9,321
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                     70             3,728
   Phelps Dodge Corp.                                      10               847
                                                                  -------------

TOTAL METALS & MINING                                                    88,234
                                                                  -------------

   CONTAINERS & PACKAGING 0.6%
   Greif, Inc. -- Class A                                 180            14,420
   Rock-Tenn Co. -- Class A                               670            13,266

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Temple-Inland, Inc.                                    290     $      11,629
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                             39,315
                                                                  -------------

   CONSTRUCTION MATERIALS 0.1%
   Eagle Materials, Inc.                                  160             5,389
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                              5,389
                                                                  -------------

TOTAL MATERIALS                                                         244,643
                                                                  -------------

TELECOMMUNICATION SERVICES 2.0%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES 1.1%
   AT&T, Inc.                                             510            16,606
   Fairpoint Communications, Inc.                         760            13,224
   CenturyTel, Inc.                                       330            13,091
   Verizon Communications, Inc.                           330            12,253
   CT Communications, Inc.                                460             9,991
   BellSouth Corp.                                        140             5,985
   Atlantic Tele-Network, Inc.                            240             4,435
   Windstream Corp.                                       260             3,429
   Embarq Corp.                                            40             1,935
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             80,949
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   American Tower Corp. -- Class A*                       540            19,710
   USA Mobility, Inc.                                     660            15,074
   Alltel Corp.                                           250            13,875
   U.S. Cellular Corp.*                                   180            10,746
   Sprint Nextel Corp.                                    130             2,230
   Wireless Facilities, Inc.*                             720             1,541
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                63,176
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        144,125
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $5,992,368)                                                  6,284,881
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 10.3%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                             $    179,188     $     179,188
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                  124,749           124,749
Morgan Stanley at
   4.89% due 10/02/06                                 179,189           179,189
Citigroup, Inc. at
   4.80% due 10/02/06                                 238,918           238,918
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $722,044)                                                      722,044
                                                                  -------------

TOTAL INVESTMENTS 99.5%
   (Cost $6,714,412)                                              $   7,006,925
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.5%                                             $      36,019
                                                                  -------------
NET ASSETS - 100.0%                                               $   7,042,944

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P MidCap 400 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $456,300)                                      6     $       1,120
December 2006  S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $201,713)                                      3     $        (306)
                                                                  -------------

(TOTAL AGGREGATE MARKET VALUE OF
CONTRACTS $658,013)                                               $         814
                                                                  -------------

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

FINANCIALS 34.1%
   REAL ESTATE 17.6%
   Brookfield Asset Management, Inc.
       -- Class A+                                     40,795     $   1,808,850
   Brookfield Properties Corp.+                        37,226         1,314,822
   Forest City Enterprises, Inc. --
       Class A+                                        19,925         1,081,928
   CB Richard Ellis Group, Inc. --
       Class A*+                                       38,811           954,751
   St. Joe Co.+                                        15,900           872,433
   Jones Lang LaSalle, Inc.                             7,928           677,685
   Simon Property Group, Inc.+                          6,300           570,906
   Equity Office Properties Trust+                     12,600           500,976
   Vornado Realty Trust+                                4,500           490,500
   Trammell Crow Co.*+                                 13,206           482,151
   Equity Residential+                                  9,300           470,394
   ProLogis                                             8,100           462,186
   Host Hotels & Resorts, Inc.+                        19,600           449,428
   General Growth Properties, Inc.+                     9,000           428,850
   Archstone-Smith Trust+                               7,800           424,632
   Boston Properties, Inc.+                             4,100           423,694
   KIMCO Realty Corp.                                   9,300           398,691
   Public Storage, Inc.                                 4,600           395,554
   AvalonBay Communities, Inc.                          3,100           373,240
   Plum Creek Timber Co., Inc. (REIT)                   9,200           313,168
   Developers Diversified Realty
       Corp.+                                           5,500           306,680
   Macerich Co.                                         3,800           290,168
                                                                  -------------

TOTAL REAL ESTATE                                                    13,491,687
                                                                  -------------

   CAPITAL MARKETS 8.3%
   UBS AG Co., Inc.                                    12,481           740,248
   Morgan Stanley                                       8,300           605,153
   Merrill Lynch & Co., Inc.                            7,400           578,828
   Goldman Sachs Group, Inc.+                           3,200           541,344
   Credit Suisse Group -- SP ADR                        9,334           540,906
   Deutsche Bank AG                                     4,100           494,870
   Lehman Brothers Holdings, Inc.                       5,900           435,774
   Nomura Holdings, Inc. -- SP ADR                     20,900           367,422
   Bank of New York Co., Inc.                           9,900           349,074

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Charles Schwab Corp.+                               18,500     $     331,150
   Franklin Resources, Inc.                             3,000           317,250
   State Street Corp.                                   4,400           274,560
   Mellon Financial Corp.                               6,900           269,790
   Bear Stearns Cos., Inc. +                            1,800           252,180
   Northern Trust Corp.+                                3,800           222,034
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 6,320,583
                                                                  -------------

   DIVERSIFIED FINANCIALS 8.2%
   Citigroup, Inc.                                     25,300         1,256,651
   Bank of America Corp.                               23,400         1,253,538
   J.P. Morgan Chase & Co.                             21,500         1,009,640
   ING Groep NV -- SP ADR                              18,000           791,640
   Moody's Corp.                                        5,300           346,514
   Chicago Mercantile Exchange
       Holdings, Inc.                                     700           334,775
   NYSE Group, Inc.*+                                   3,800           284,050
   CIT Group, Inc.                                      5,100           248,013
   Cbot Holdings, Inc.*+                                1,600           193,264
   Leucadia National Corp.                              6,900           180,573
   IntercontinentalExchange, Inc.*                      2,100           157,647
   Nasdaq Stock Market, Inc.*                           4,700           142,128
   International Securities Exchange
       Holdings, Inc.                                   2,300           107,847
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          6,306,280
                                                                  -------------

TOTAL FINANCIALS                                                     26,118,550
                                                                  -------------

INDUSTRIALS 17.0%
   ELECTRICAL EQUIPMENT 8.7%
   ABB Ltd. -- SP ADR+                                 89,739         1,182,760
   Emerson Electric Co.                                13,620         1,142,173
   Rockwell Automation, Inc.+                          10,100           586,810
   Cooper Industries Ltd. -- Class A                    6,700           570,974
   American Power Conversion Corp. +                   21,600           474,336
   Roper Industries, Inc.                               9,117           407,894
   Hubbell, Inc. -- Class B                             7,500           359,250
   Thomas & Betts Corp.*                                7,100           338,741
   AMETEK, Inc.                                         7,500           326,625
   Acuity Brands, Inc.                                  6,599           299,595
   General Cable Corp.*                                 6,500           248,365
   Regal-Beloit Corp.                                   5,700           247,950
   Energy Conversion Devices, Inc.*+                    6,400           237,056


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   A.O. Smith Corp.                                     5,300     $     208,979
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                            6,631,508
                                                                  -------------

   AIRLINES 8.3%
   Southwest Airlines Co.+                             56,800           946,288
   Ryanair Holdings  PLC -- SP ADR*+                   13,573           859,035
   British Airways  PLC -- SP ADR*+                     9,903           792,438
   AMR Corp.*+                                         27,300           631,722
   US Airways Group, Inc.*                             12,200           540,826
   Gol Linhas Aereas Inteligentes SA
       -- SP ADR+                                      13,300           456,855
   UAL Corp.*                                          17,000           451,690
   Continental Airlines, Inc. --
       Class B*+                                       15,900           450,129
   SkyWest, Inc.+                                      13,646           334,600
   Alaska Air Group, Inc.*                              8,600           327,144
   JetBlue Airways Corp.*+                             34,700           321,669
   AirTran Holdings, Inc.*                             24,300           241,056
                                                                  -------------

TOTAL AIRLINES                                                        6,353,452
                                                                  -------------

TOTAL INDUSTRIALS                                                    12,984,960
                                                                  -------------

CONSUMER STAPLES 16.0%
   TOBACCO 8.5%
   Altria Group, Inc.                                  43,300         3,314,615
   Reynolds American, Inc.+                            18,900         1,171,233
   UST, Inc.+                                          15,800           866,314
   Loews Corp. - Carolina Group+                       10,400           576,056
   Universal Corp.+                                     7,600           277,628
   Vector Group Ltd.+                                  15,960           258,871
                                                                  -------------

TOTAL TOBACCO                                                         6,464,717
                                                                  -------------

   HOUSEHOLD PRODUCTS 7.5%
   Procter & Gamble Co.                                39,600         2,454,408
   Colgate-Palmolive Co.                               15,800           981,180
   Kimberly-Clark Corp.                                14,500           947,720
   Clorox Co.                                           8,700           548,100
   Energizer Holdings, Inc.*+                           5,000           359,950
   Church & Dwight Co., Inc.                            7,000           273,770

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Central Garden and Pet Co.*                          3,900     $     188,214
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              5,753,342
                                                                  -------------

TOTAL CONSUMER STAPLES                                               12,218,059
                                                                  -------------

UTILITIES 8.8%
   ELECTRIC UTILITIES 8.5%
   E.ON AG -- SP ADR+                                  22,358           886,942
   Exelon Corp.+                                       10,500           635,670
   Korea Electric Power Corp. -- SP
       ADR                                             26,600           520,030
   Southern Co.                                        14,300           492,778
   Scottish Power, Inc. -- SP ADR                       9,077           440,779
   FPL Group, Inc.                                      9,400           423,000
   FirstEnergy Corp.                                    7,400           413,364
   Entergy Corp.                                        5,000           391,150
   American Electric Power Co., Inc.                   10,200           370,974
   Edison International+                                8,500           353,940
   Progress Energy, Inc.+                               7,500           340,350
   PPL Corp.                                           10,200           335,580
   Allegheny Energy, Inc.*                              5,800           232,986
   Black Hills Corp.+                                   6,456           216,986
   Pepco Holdings, Inc.+                                8,600           207,862
   Pinnacle West Capital Corp.+                         4,600           207,230
   TXU Corp.                                               38             2,376
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              6,471,997
                                                                  -------------

   MULTI-UTILITIES 0.3%
   Ormat Technologies, Inc.+                            7,222           236,304
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   236,304
                                                                  -------------

TOTAL UTILITIES                                                       6,708,301
                                                                  -------------

INFORMATION TECHNOLOGY 8.1%
   SOFTWARE 8.1%
   Microsoft Corp.                                     51,100         1,396,563
   Oracle Corp.*                                       43,500           771,690
   SAP AG -- SP ADR+                                   13,500           668,250
   Nintendo Co., Ltd. -- SP ADR+                       18,300           473,055
   Symantec Corp.*+                                    17,700           376,656
   Adobe Systems, Inc.*                                 9,900           370,755
   Electronic Arts, Inc.*                               6,100           339,648
   CA, Inc.                                            13,500           319,815


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Intuit, Inc.*                                        8,300     $     266,347
   Amdocs, Ltd.*                                        6,200           245,520
   Autodesk, Inc.*                                      6,600           229,548
   Citrix Systems, Inc.*                                5,700           206,397
   BMC Software, Inc.*                                  7,400           201,428
   BEA Systems, Inc.*                                  12,600           191,520
   Cadence Design Systems, Inc.*                       11,100           188,256
                                                                  -------------

TOTAL SOFTWARE                                                        6,245,448
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          6,245,448
                                                                  -------------

TELECOMMUNICATION SERVICES 7.9%
   WIRELESS TELECOMMUNICATION SERVICES 7.9%
   China Mobile Hong Kong Ltd. -- SP
       ADR                                             26,100           922,635
   Vodafone Group , Inc. -- SP ADR                     37,400           854,964
   America Movil SA de CV -- SP ADR                    16,900           665,353
   Sprint Nextel Corp.                                 34,000           583,100
   Alltel Corp.                                         6,600           366,300
   Rogers Communications, Inc. --
       Class B                                          5,900           323,733
   American Tower Corp. -- Class A*                     8,600           313,900
   Mobile Telesystems -- SP ADR                         8,100           305,937
   SK Telecom Co., Ltd. -- SP ADR                      12,900           304,827
   Vimpel--Communications -- SP ADR*                    4,400           266,596
   Turkcell Iletisim Hizmet AS, Inc.
       -- SP ADR                                       19,600           260,680
   NII Holdings, Inc. -- Class B*                       4,000           248,640
   Crown Castle International Corp.*                    6,100           214,964
   Philippine Long Distance
       Telephone Co. -- SP ADR                          4,800           209,088
   U.S. Cellular Corp.*                                 3,058           182,563
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             6,023,280
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      6,023,280
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MATERIALS 7.7%
   METALS & MINING 7.7%
   BHP Billiton Ltd. -- SP ADR+                        22,688     $     859,421
   Rio Tinto  PLC -- SP ADR+                            3,622           686,840
   Companhia Vale do Rio Doce -- SP
       ADR                                             24,454           527,228
   Falconbridge Ltd.+                                   8,438           471,769
   POSCO -- SP ADR+                                     6,472           420,227
   Mittal Steel NV Co. -- Class A                      11,429           397,043
   Alcoa, Inc.                                         12,663           355,070
   Anglo American  PLC -- ADR                          16,137           340,491
   Barrick Gold Corp.+                                 10,777           331,069
   Nucor Corp.+                                         6,614           327,327
   Newmont Mining Corp.                                 7,328           313,272
   Alcan, Inc.                                          7,267           289,735
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                 4,584           244,144
   AngloGold Ashanti Ltd. -- SP ADR                     5,098           192,399
   Phelps Dodge Corp.                                   2,138           181,089
                                                                  -------------

TOTAL METALS & MINING                                                 5,937,124
                                                                  -------------

TOTAL MATERIALS                                                       5,937,124
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $73,782,988)                                                76,235,722
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    469,104           469,104
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $469,104)                                                      469,104
                                                                  -------------

SECURITIES LENDING COLLATERAL 24.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
   Bancorp                                         18,319,558        18,319,558


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
-------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,319,558)                                                   18,319,558
                                                                  -------------

TOTAL INVESTMENTS 124.2%
   (Cost $92,571,650)                                             $  95,024,384
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.2)%                                               $ (18,512,119)
                                                                  -------------
NET ASSETS - 100.0%                                               $  76,512,265

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 78.6%
Farmer Mac*
  5.24% due 11/03/06                             $ 50,000,000     $  49,767,111
  4.97% due 10/04/06                                5,000,000         4,998,620
Federal Farm Credit Bank*
  4.99% due 10/26/06                               25,000,000        24,916,833
  5.23% due 01/25/07                               25,000,000        24,582,326
Federal Home Loan Bank*
  5.15% due 10/25/06                               25,000,000        24,917,743
  5.25% due 10/25/06                               25,000,000        24,916,146
Freddie Mac*
  4.98% due 10/10/06                               25,000,000        24,972,333
  5.31% due 12/19/06                               25,000,000        24,712,375
                                                                  -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $203,783,487)                                              203,783,487
                                                                  -------------

REPURCHASE AGREEMENTS 21.1%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                               13,595,161        13,595,161
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                9,464,764         9,464,764
Morgan Stanley at
  4.89% due 10/02/06                               13,595,161        13,595,161
Citigroup, Inc. at
  4.80% due 10/02/06                               18,126,881        18,126,881
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $54,781,967)                                                54,781,967
                                                                  -------------

TOTAL INVESTMENTS 99.7%
   (Cost $258,565,454)                                            $ 258,565,454
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%                                             $     648,444
                                                                  -------------
NET ASSETS - 100.0%                                               $ 259,213,898

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
J.P. Morgan Chase & Co.                                16,403     $     770,285
Bank of America Corp.                                  14,164           758,765
Wells Fargo & Co.                                      18,434           666,942
Wachovia Corp.+                                        10,086           562,799
Fannie Mae                                              8,362           467,519
U.S. Bancorp+                                          13,968           464,017
Freddie Mac                                             6,381           423,252
Washington Mutual, Inc.+                                8,759           380,754
SunTrust Banks, Inc.                                    4,095           316,462
Golden West Financial Corp.                             3,810           294,322
BB&T Corp. +                                            6,652           291,225
National City Corp.+                                    7,707           282,076
Countrywide Financial Corp.+                            7,963           279,024
PNC Financial Services Group, Inc.                      3,814           276,286
Fifth Third Bancorp+                                    7,049           268,426
Regions Financial Corp.+                                6,615           243,366
KeyCorp+                                                6,163           230,743
North Fork Bancorporation, Inc.                         7,728           221,330
M&T Bank Corp.+                                         1,788           214,488
Marshall & Ilsley Corp.+                                4,394           211,703
Sovereign Bancorp, Inc.+                                8,938           192,256
AmSouth Bancorp                                         6,425           186,582
Synovus Financial Corp.                                 6,279           184,414
Comerica, Inc.                                          3,144           178,956
UnionBanCal Corp.                                       2,861           174,235
Zions Bancorporation                                    2,131           170,075
Hudson City Bancorp, Inc.                              12,457           165,055
Commerce Bancorp, Inc.+                                 4,422           162,332
Compass Bancshares, Inc.                                2,792           159,088
TD Banknorth, Inc.+                                     5,332           153,988
People's Bank                                           3,688           146,082
Huntington Bancshares, Inc.                             5,914           141,522
Popular, Inc.                                           7,278           141,484
MGIC Investment Corp.+                                  2,296           137,691
New York Community Bancorp, Inc.+                       7,943           130,106
Radian Group, Inc.+                                     2,163           129,780
Associated Banc-Corp                                    3,849           125,093
Mercantile Bankshares Corp.                             3,432           124,479
First Horizon National Corp.+                           3,249           123,494
PMI Group, Inc.+                                        2,687           117,717
Colonial BancGroup, Inc.                                4,602           112,749
BOK Financial Corp.                                     2,103           110,618
Commerce Bancshares, Inc.                               2,160           109,231
TCF Financial Corp.                                     4,114           108,157
City National Corp. *                                   1,604           107,564
Cullen/Frost Bankers, Inc.                              1,834           106,042
Astoria Financial Corp.                                 3,415           105,250

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Wilmington Trust Corp.                                  2,341     $     104,292
Valley National Bancorp                                 3,986           101,922
IndyMac Bancorp, Inc.+                                  2,408            99,113
Fulton Financial Corp.                                  6,093            98,646
Capital Federal Financial+                              2,763            98,252
Sky Financial Group, Inc.                               3,930            97,857
Webster Financial Corp.                                 1,983            93,419
East-West Bancorp, Inc.                                 2,326            92,133
Whitney Holding Corp.                                   2,564            91,714
Bank of Hawaii Corp.                                    1,894            91,215
Texas Regional Bancshares, Inc.
   -- Class A                                           2,254            86,666
First Midwest Bancorp, Inc.+                            2,203            83,472
Washington Federal, Inc.                                3,710            83,252
International Bancshares Corp.                          2,790            82,807
Downey Financial Corp.+                                 1,244            82,776
South Financial Group, Inc.                             3,150            81,995
FirstMerit Corp.+                                       3,519            81,535
Cathay General Bancorp                                  2,216            79,998
Umpqua Holding Corp.                                    2,780            79,508
First Niagara Financial Group, Inc.                     5,262            76,720
UCBH Holdings, Inc.+                                    4,390            76,649
Westamerica Bancorporation                              1,510            76,270
United Bankshares, Inc.                                 1,980            73,696
SVB Financial Group*+                                   1,642            73,299
NewAlliance Bancshares, Inc.+                           4,912            71,961
Greater Bay Bancorp+                                    2,516            70,976
MAF Bancorp, Inc.                                       1,673            69,078
Chittenden Corp.                                        2,396            68,741
Wintrust Financial Corp.                                1,350            67,703
Susquehanna Bancshares, Inc.                            2,720            66,477
Provident Bankshares Corp.                              1,740            64,467
Glacier Bancorp, Inc.                                   1,886            64,445
Central Pacific Financial Corp.+ *                      1,726            63,137
Sterling Financial Corp.                                1,941            62,947
Boston Private Financial Holdings, Inc.+                2,256            62,897
First Republic Bank+                                    1,463            62,265
First Bancorp Puerto Rico+                              5,613            62,080
Prosperity Bancshares, Inc.                             1,820            61,953
W Holding Co., Inc.+                                   10,430            61,641
Harbor Florida Bancshares, Inc.                         1,390            61,591
Republic Bancorp, Inc.+                                 4,551            60,665
PrivateBancorp, Inc.+                                   1,300            59,436
Fidelity Bankshares, Inc.                               1,523            59,412
Hanmi Financial Corp.                                   3,026            59,310
Fremont General Corp.+                                  4,209            58,884
FirstFed Financial Corp.*+                              1,019            57,798
First Commonwealth Financial Corp.+                     4,422            57,619


--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                               2,830     $      57,308
Flagstar Bancorp, Inc.+                                 3,899            56,730
Doral Financial Corp.+                                  8,608            56,727
Brookline Bancorp, Inc.+                                4,059            55,811
Bankunited Financial Corp. -- Class A+                  2,126            55,425
BankAtlantic Bancorp, Inc. -- Class A+                  3,759            53,453
TrustCo Bank Corp.+                                     4,910            53,224
Bank Mutual Corp.                                       4,159            50,449
Community Bank System, Inc.                             2,186            48,442
Anchor BanCorp Wisconsin, Inc.                          1,633            46,638
Irwin Financial Corp.+                                  2,356            46,083
Wilshire Bancorp, Inc.                                  2,327            44,306
Independent Bank Corp.                                  1,810            43,947
Dime Community Bancshares*                              2,979            43,881
Franklin Bank Corp.*                                    2,066            41,072
Nara Bancorp, Inc.                                      2,220            40,604
First Indiana Corp.                                     1,533            39,873
Sterling Bancorp                                        1,830            35,978
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,749,780)                                                15,840,464
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $     65,576            65,576
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $65,576)                                                        65,576
                                                                  -------------
SECURITIES LENDING COLLATERAL 17.2%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bancorp           2,734,721         2,734,721
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,734,721)                                                     2,734,721
                                                                  =============
TOTAL INVESTMENTS 117.1%
   (Cost $16,550,077)                                             $  18,640,761
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.1)%                                               $  (2,718,612)
                                                                  -------------
NET ASSETS - 100.0%                                               $  15,922,149

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%
E.I. du Pont de Nemours and Co.+                       28,030     $   1,200,805
Dow Chemical Co.+                                      29,560         1,152,249
Monsanto Co.                                           21,354         1,003,852
Alcoa, Inc.                                            30,885           866,015
Praxair, Inc.                                          14,629           865,452
International Paper Co.+                               23,264           805,632
Phelps Dodge Corp.                                      9,420           797,874
Air Products & Chemicals, Inc.                         11,195           743,012
Weyerhaeuser Co.                                       11,890           731,592
Newmont Mining Corp.+                                  16,819           719,012
Southern Copper Corp.                                   7,690           711,325
Nucor Corp.+                                           14,330           709,192
Ecolab, Inc.+                                          14,933           639,431
PPG Industries, Inc.                                    9,469           635,181
Rohm & Haas Co.                                        12,634           598,220
Freeport-McMoRan Copper & Gold, Inc.
   -- Class B+                                         11,047           588,363
Vulcan Materials Co.                                    6,909           540,629
Lyondell Chemical Co.+                                 19,673           499,104
The Mosaic Co.*+                                       29,510           498,719
Cleveland-Cliffs, Inc.+                                12,614           480,720
Allegheny Technologies, Inc.+                           7,190           447,146
Sigma-Aldrich Corp.+                                    5,838           441,761
United States Steel Corp.+                              7,451           429,774
Sealed Air Corp.+                                       7,606           411,637
Ball Corp.+                                            10,050           406,522
Pactiv Corp.*                                          14,282           405,894
Eastman Chemical Co.+                                   7,477           403,908
MeadWestvaco Corp.+                                    15,225           403,615
Ashland, Inc.                                           6,272           400,028
Huntsman Corp.*                                        21,300           387,660
Temple-Inland, Inc.                                     9,600           384,960
International Flavors & Fragrances, Inc.                9,600           379,584
Martin Marietta Materials, Inc.+                        4,310           364,712
Crown Holdings, Inc.*                                  19,553           363,686
Bemis Co.                                              11,060           363,432
Lubrizol Corp.                                          7,830           358,066
Sonoco Products Co.                                    10,580           355,911
Scotts Miracle-Gro Co. -- Class A                       7,540           335,455
Albemarle Corp.                                         6,044           328,371
Smurfit-Stone Container Corp.*                         28,723           321,698
Titanium Metals Corp.*                                 12,530           316,758
Cytec Industries, Inc.*                                 5,695           316,585
Nalco Holding Co.*                                     17,029           315,377
Valspar Corp.                                          11,750           312,550
Airgas, Inc.                                            8,630           312,147

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Carpenter Technology Corp.+                             2,854     $     306,834
FMC Corp.+                                              4,741           303,756
Valhi, Inc.                                            12,985           301,901
Cabot Corp.+                                            8,105           301,506
Packaging Corporation of America                       12,983           301,206
Celanese Corp.                                         16,666           298,321
RPM International, Inc.+                               15,350           291,496
Westlake Chemical Corp.                                 8,840           282,968
Owens-Illinois, Inc.*+                                 18,013           277,760
Florida Rock Industries, Inc.                           6,999           270,931
Steel Dynamics, Inc.                                    5,229           263,803
Commercial Metals Co.                                  12,942           263,111
Chemtura Corp.+                                        30,206           261,886
OM Group, Inc.*+                                        5,930           260,564
AptarGroup, Inc.+                                       5,116           260,302
Reliance Steel & Aluminum Co.                           8,058           258,984
Hercules, Inc.*+                                       16,320           257,366
Aleris International, Inc.*                             5,030           254,216
Louisiana-Pacific Corp.                                13,163           247,070
Chaparral Steel Co.*                                    6,880           234,333
H.B. Fuller Co.                                         9,820           230,181
Eagle Materials, Inc.+                                  6,260           210,837
Worthington Industries, Inc.                           12,302           209,872
Texas Industries, Inc.+                                 4,016           209,073
MacDermid, Inc.                                         6,290           205,180
Minerals Technologies, Inc.+                            3,760           200,784
Century Aluminum Co.*+                                  5,796           195,035
Georgia Gulf Corp.                                      7,110           194,956
Bowater, Inc.+                                          9,380           192,947
Olin Corp.                                             12,006           184,412
Headwaters, Inc.*+                                      7,688           179,515
Rock-Tenn Co. -- Class A                                9,060           179,388
Sensient Technologies Corp.                             8,900           174,173
Ferro Corp.                                             9,780           173,888
Quanex Corp.+                                           5,712           173,359
RTI International Metals, Inc.*                         3,886           169,352
A. Schulman, Inc.                                       7,111           167,180
Wausau Paper Corp.                                     12,120           163,620
Amcol International Corp.+                              6,477           161,342
PolyOne Corp.*+                                        19,335           161,061
Brush Engineered Materials, Inc.*                       5,870           145,987
Myers Industries, Inc.                                  8,533           145,061
Neenah Paper, Inc.+                                     4,230           144,793
Arch Chemicals, Inc.                                    4,957           141,027
Deltic Timber Corp.                                     2,857           136,165
Glatfelter+                                            10,010           135,635
Ryerson, Inc.+                                          5,970           130,683
A.M. Castle & Co.                                       4,392           117,881


--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Buckeye Technologies, Inc.*                            13,274     $     112,829
Tronox, Inc.                                            7,880           100,628
Steel Technologies, Inc.                                4,962            97,404
Schweitzer-Mauduit International, Inc.                  5,130            97,367
Chesapeake Corp.                                        6,680            95,591
Caraustar Industries, Inc.*                            10,750            85,677
Quaker Chemical Corp.                                   4,400            85,580
Material Sciences Corp.*                                7,640            76,094
Wellman, Inc.+                                         17,010            67,870
Penford Corp.                                           4,422            66,949
Pope & Talbot, Inc.*                                    9,680            55,660
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $28,734,649)                                                35,326,966
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $     70,576            70,576
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $70,576)                                                        70,576
                                                                  -------------
SECURITIES LENDING COLLATERAL 21.3%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bancorp           7,553,269         7,553,269
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,553,269)                                                     7,553,269
                                                                  =============
TOTAL INVESTMENTS 121.1%
   (Cost $36,358,494)                                             $  42,950,811
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.1)%                                               $  (7,481,796)
                                                                  -------------
NET ASSETS - 100.0%                                               $  35,469,015

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Amgen, Inc.*                                           26,296     $   1,880,953
Genentech, Inc.*+                                      22,012         1,820,392
Gilead Sciences, Inc.*                                 17,370         1,193,319
Genzyme Corp.*+                                        12,866           868,069
Biogen Idec, Inc.*+                                    16,898           755,003
Celgene Corp.*+                                        16,792           727,094
Medimmune, Inc.*+                                      18,962           553,880
Amylin Pharmaceuticals, Inc.*+                          9,358           412,407
Charles River Laboratories
   International, Inc.*+                                8,789           381,531
Cephalon, Inc.*+                                        6,176           381,368
Vertex Pharmaceuticals, Inc.*+                         10,902           366,852
Invitrogen Corp.*+                                      5,627           356,808
Millennium Pharmaceuticals, Inc.*+                     35,013           348,379
OSI Pharmaceuticals, Inc.*+                             8,347           313,263
PDL BioPharma, Inc.*+                                  15,412           295,910
Techne Corp.*                                           5,465           277,950
ICOS Corp.*                                            10,760           269,646
Myogen, Inc.*+                                          7,541           264,538
ImClone Systems, Inc.*+                                 9,037           255,928
Illumina, Inc.*+                                        7,244           239,342
Human Genome Sciences, Inc.*+                          20,449           235,982
Medarex, Inc.*+                                        21,551           231,458
Alkermes, Inc.*+                                       13,758           218,064
Affymetrix, Inc.*+                                     10,088           217,497
BioMarin Pharmaceuticals, Inc.*                        15,040           214,019
Applera Corp. - Celera Genomics
   Group*                                              15,046           209,440
United Therapeutics Corp.*+                             3,957           207,901
Crucell -- SP ADR*+                                     8,728           207,726
Digene Corp.*                                           4,787           206,559
Regeneron Pharmaceuticals, Inc.*                       13,046           204,692
Cubist Pharmaceuticals, Inc.*+                          9,183           199,638
Nektar Therapeutics*+                                  13,849           199,564
Zymogenetics, Inc.*+                                   11,822           199,437
Nuvelo, Inc.*                                          10,846           197,831
Alexion Pharmaceuticals, Inc.*+                         5,794           196,880
Telik, Inc.*+                                          10,938           194,587
Myriad Genetics, Inc.*+                                 7,858           193,700
Pharmion Corp.*+                                        8,485           182,852
MannKind Corp.*+                                        9,497           180,443
Onyx Pharmaceuticals, Inc.*+                            9,990           172,727
QLT, Inc.*                                             22,026           167,398
Exelixis, Inc.*                                        18,177           158,322
Arena Pharmaceuticals, Inc.*+                          12,830           153,703

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc.*                        6,364     $     149,299
Idenix Pharmaceuticals, Inc.*                          15,263           148,051
InterMune, Inc.*+                                       8,906           146,237
Angiotech Pharmaceuticals, Inc.*                       16,592           145,512
Martek Biosciences Corp.*+                              6,508           139,987
Keryx Biopharmaceuticals, Inc.*                        10,766           127,362
CV Therapeutics, Inc.*+                                11,322           126,127
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $14,076,573)                                                17,495,627
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    121,577           121,577
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $121,577)                                                      121,577
                                                                  -------------
SECURITIES LENDING COLLATERAL 38.1%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                 6,698,789         6,698,789
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,698,789)                                                     6,698,789
                                                                  =============
TOTAL INVESTMENTS 138.3%
   (Cost $20,896,939)                                             $  24,315,993
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (38.3)%                                               $  (6,739,178)
                                                                  -------------
NET ASSETS - 100.0%                                               $  17,576,815

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 25.5%
Federal Farm Credit Bank
   5.10% due 10/11/06                            $  2,000,000     $   1,997,450
Federal Home Loan Bank
   5.13% due 10/18/06                               2,000,000         1,995,440
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $3,992,890)                                                  3,992,890
                                                                  -------------

                                                       SHARES
                                                 ------------
EXCHANGE TRADED FUNDS 19.8%
   IShares GSCI Commodity Indexed
       Trust*                                          73,570         3,095,090
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $3,081,354)                                                  3,095,090
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
COMMODITY LINKED SECURITIES 26.9%
Credit Suisse, Goldman Sachs
   Commodity Index Total Return
   Linked Note, 5.12%, 10/15/07                  $  2,100,000         2,105,049
Swedish Export Credit Corp., Goldman
   Sachs Commodity Index Total Return
   Linked Note, 5.12%, 10/19/07                     2,100,000         2,105,049
                                                                  -------------

TOTAL COMMODITY LINKED SECURITIES
   (Cost $4,200,000)                                                  4,210,098
                                                                  -------------

REPURCHASE AGREEMENTS 73.2%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
  5.04% due 10/02/06                                2,838,724         2,838,724
Lehman Brothers, Inc. at
  5.00% due 10/02/06                                1,976,280         1,976,280
Morgan Stanley at
    4.89% due 10/02/06                              2,838,724         2,838,724

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Citigroup, Inc. at
     4.80% due 10/02/06                          $  3,784,965     $   3,784,965
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $11,438,693)                                                11,438,693
                                                                  -------------

TOTAL INVESTMENTS 145.4%
   (Cost $22,712,937)                                             $  22,736,771
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (45.4)%                                               $  (7,103,381)
                                                                  -------------
NET ASSETS - 100.0%                                               $  15,633,390

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Procter & Gamble Co.                                   61,979     $   3,841,458
Altria Group, Inc.                                     43,012         3,292,569
PepsiCo, Inc.                                          42,333         2,762,652
Coca-Cola Co.                                          59,660         2,665,609
Kraft Foods, Inc. -- Class A+                          59,178         2,110,287
Anheuser-Busch Cos., Inc.                              33,230         1,578,757
Colgate-Palmolive Co.                                  23,670         1,469,907
Kimberly-Clark Corp.+                                  22,020         1,439,227
Archer-Daniels-Midland Co. +                           32,060         1,214,433
Sysco Corp.+                                           36,280         1,213,566
General Mills, Inc.+                                   21,130         1,195,958
Kellogg Co.+                                           22,980         1,137,970
Reynolds American, Inc.+                               18,250         1,130,952
Kroger Co.+                                            46,260         1,070,456
Safeway, Inc.+                                         33,548         1,018,182
Campbell Soup Co.+                                     26,660           973,090
H.J. Heinz Co.                                         22,988           963,887
ConAgra Foods, Inc.+                                   39,098           957,119
Avon Products, Inc. +                                  30,727           942,090
WM Wrigley Jr Co.+                                     19,957           919,219
Sara Lee Corp.                                         55,550           892,688
Hershey Co.+                                           16,696           892,401
UST, Inc.+                                             15,250           836,157
Coca-Cola Enterprises, Inc.                            38,850           809,245
Brown-Forman Corp. -- Class B                          10,450           800,992
Clorox Co.                                             12,660           797,580
Pepsi Bottling Group, Inc.                             21,867           776,278
Estee Lauder Cos., Inc. -- Class A+                    18,920           763,044
Whole Foods Market, Inc.+                              11,830           703,057
Constellation Brands, Inc. -- Class A*                 24,076           692,907
Dean Foods Co.*                                        15,422           648,032
Tyson Foods, Inc. -- Class A+                          39,400           625,672
Molson Coors Brewing Co. -- Class B+                    9,020           621,478
McCormick & Co., Inc.                                  16,049           609,541
Energizer Holdings, Inc.*+                              8,220           591,758
Alberto-Culver Co. -- Class B                          11,170           565,090
Hormel Foods Corp.                                     15,514           558,194
Loews Corp. - Carolina Group+                           9,300           515,127
Supervalu, Inc.                                        17,023           504,732
J.M. Smucker Co.                                        9,240           443,058
Smithfield Foods, Inc.*                                15,776           426,268
Church & Dwight Co., Inc.+                             10,720           419,259
PepsiAmericas, Inc.                                    19,460           415,276
Corn Products International, Inc. *                    12,440           404,798

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
NBTY, Inc.*                                            13,510     $     395,438
Hansen Natural Corp.*+                                 11,090           360,203
Delta & Pine Land Co.                                   8,840           358,020
Del Monte Foods Co.                                    33,950           354,778
Lancaster Colony Corp.                                  7,291           326,345
Tootsie Roll Industries, Inc.                          10,987           322,029
Flowers Foods, Inc.                                    11,680           313,958
Ralcorp Holdings, Inc.*                                 6,300           303,849
Ruddick Corp.+                                         11,230           292,317
United Natural Foods, Inc.*+                            9,160           283,868
Playtex Products, Inc.*                                19,930           267,062
Great Atlantic & Pacific Tea Co.+                      10,820           260,546
Casey's General Stores, Inc.                           11,450           254,992
Hain Celestial Group, Inc.*                             9,823           251,076
USANA Health Sciences, Inc.*+                           5,530           246,583
Universal Corp.+                                        6,600           241,098
Performance Food Group Co.*+                            8,500           238,765
Sanderson Farms, Inc.+                                  6,810           220,372
TreeHouse Foods, Inc.*                                  9,240           218,526
Lance, Inc.                                             9,280           204,346
WD-40 Co.                                               5,610           200,109
J&J Snack Foods Corp.                                   5,982           186,040
Hanesbrands, Inc.*                                      6,856           154,329
Alliance One International, Inc.*                      37,306           152,955
Nash Finch Co.+                                         6,314           148,568
Spectrum Brands, Inc.*+                                16,100           135,884
Peet's Coffee & Tea, Inc.*                              5,390           134,804
American Italian Pasta Co. -- Class A*+                11,800            91,804
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $48,837,763)                                                54,128,684
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    265,955           265,955
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $265,955)                                                      265,955
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 17.7%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                 9,646,689     $   9,646,689
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,646,689)                                                     9,646,689
                                                                  =============
TOTAL INVESTMENTS 117.7%
   (Cost $58,750,407)                                             $  64,041,328
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.7)%                                               $  (9,653,618)
                                                                  -------------
NET ASSETS - 100.0%                                               $  54,387,710

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

Intel Corp.                                            40,068     $     824,199
Texas Instruments, Inc.+                               16,419           545,932
Applied Materials, Inc.                                22,441           397,879
Micron Technology, Inc.+                               15,889           276,469
Nvidia Corp.*+                                          9,320           275,779
Broadcom Corp. -- Class A*+                             9,003           273,151
Freescale Semiconductor, Inc. --
   Class B*+                                            6,937           263,675
Advanced Micro Devices, Inc.*+                         10,200           253,470
Analog Devices, Inc.+                                   7,676           225,598
KLA-Tencor Corp.+                                       5,016           223,061
Linear Technology Corp.+                                6,891           214,448
Maxim Integrated Products, Inc.+                        7,240           203,227
National Semiconductor Corp.+                           8,620           202,829
MEMC Electronic Materials, Inc.*+                       5,415           198,351
Xilinx, Inc.                                            8,915           195,684
Altera Corp.* +                                        10,359           190,398
Microchip Technology, Inc.                              5,791           187,744
Lam Research Corp.*+                                    3,969           179,915
Novellus Systems, Inc.*+                                5,201           143,860
Intersil Corp. -- Class A+                              5,656           138,855
Integrated Device Technology, Inc.*                     8,562           137,506
Atmel Corp.*                                           21,443           129,516
Cypress Semiconductor Corp.*+                           7,095           126,078
LSI Logic Corp.*+                                      15,245           125,314
Agere Systems, Inc.*                                    7,775           116,081
Teradyne, Inc.*+                                        8,642           113,729
Varian Semiconductor Equipment
   Associates, Inc.*                                    3,035           111,384
Fairchild Semiconductor
   International, Inc.*                                 5,924           110,779
International Rectifier Corp.*                          3,096           107,865
RF Micro Devices, Inc.*                                12,966            98,282
Spansion, Inc.*+                                        5,610            93,519
Cymer, Inc.*+                                           2,093            91,904
Silicon Laboratories, Inc.*                             2,877            89,245
Rambus, Inc.*+                                          4,860            84,758
Cree, Inc.*+                                            4,123            82,914
ATMI, Inc.*                                             2,824            82,094
Diodes, Inc.*                                           1,793            77,404
Brooks Automation, Inc.*+                               5,757            75,129
Advanced Energy Industries, Inc.*                       4,207            71,687
Microsemi Corp.*+                                       3,761            70,895
Lattice Semiconductor Corp.*                            9,843            67,129
Axcelis Technologies, Inc.*                             9,474            66,886
Triquint Semiconductor, Inc.*                          12,811            66,617

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Standard Microsystems Corp.*                            2,306     $      65,537
Semtech Corp.*                                          5,122            65,357
Skyworks Solutions, Inc.*                              12,353            64,112
PMC - Sierra, Inc.*+                                   10,784            64,057
Micrel, Inc.*                                           6,619            63,476
FEI Co.*                                                2,799            59,087
Cabot Microelectronics Corp.*+                          2,043            58,879
Rudolph Technologies, Inc.*                             3,208            58,803
DSP Group, Inc.*                                        2,530            57,810
Kulicke & Soffa Industries, Inc.*                       6,336            56,010
Photronics, Inc.*                                       3,831            54,132
Supertex, Inc.*+                                        1,341            52,125
Veeco Instruments, Inc.*                                2,582            52,027
Exar Corp.*                                             3,769            50,090
Actel Corp.*                                            3,077            47,847
Cohu, Inc.                                              2,592            46,215
Pericom Semiconductor Corp.*                            4,078            39,760
Ultratech, Inc.*                                        2,826            37,642
Credence Systems Corp.*                                12,244            34,895
Kopin Corp.*                                            9,960            33,366
ESS Technologies, Inc.*                                 9,753             9,070
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $6,788,562)                                                  8,681,536
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $     64,801            64,801
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $64,801)                                                        64,801
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.2%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                 2,108,372         2,108,372
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,108,372)                                                     2,108,372
                                                                  =============
TOTAL INVESTMENTS 124.8%
   (Cost $8,961,735)                                              $  10,854,709
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.8)%                                               $  (2,156,936)
                                                                  -------------
NET ASSETS - 100.0%                                               $   8,697,773

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Exxon Mobil Corp.+                                     74,005     $   4,965,736
BP PLC -- SP ADR                                       51,582         3,382,748
Total SA -- SP ADR +                                   45,765         3,017,744
Chevron Corp.                                          44,603         2,892,951
Royal Dutch Shell  PLC -- SP ADR+                      39,853         2,634,283
ConocoPhillips                                         37,383         2,225,410
Schlumberger Ltd.+                                     31,726         1,967,964
Repsol YPF SA -- SP ADR                                49,211         1,467,964
Occidental Petroleum Corp.                             30,512         1,467,932
Devon Energy Corp.+                                    20,083         1,268,241
Marathon Oil Corp.                                     15,511         1,192,796
Valero Energy Corp.                                    22,680         1,167,340
Halliburton Co.                                        39,298         1,118,028
Transocean, Inc.*                                      15,032         1,100,793
Apache Corp. +                                         16,428         1,038,250
Baker Hughes, Inc. +                                   15,163         1,034,117
Anadarko Petroleum Corp.                               23,094         1,012,210
EOG Resources, Inc.+                                   13,958           907,968
Kinder Morgan, Inc.                                     8,620           903,807
XTO Energy, Inc.+                                      21,356           899,728
Williams Cos., Inc.                                    37,610           897,751
Weatherford International Ltd.*                        19,797           825,931
Chesapeake Energy Corp.+                               27,830           806,513
National-Oilwell Varco, Inc.*+                         12,359           723,619
Hess Corp.+                                            17,120           709,110
El Paso Corp.                                          50,750           692,230
Nabors Industries Ltd.*+                               22,544           670,684
Diamond Offshore Drilling, Inc.+                        9,196           665,515
Noble Energy, Inc.+                                    14,500           661,055
BJ Services Co. +                                      21,868           658,883
Noble Corp.+                                           10,107           648,667
Murphy Oil Corp.+                                      13,595           646,442
Sunoco, Inc.                                           10,306           640,930
Smith International, Inc.+                             16,378           635,466
Peabody Energy Corp.                                   16,250           597,675
ENSCO International, Inc.+                             13,590           595,650
Cameron International Corp.*+                          11,586           559,720
Southwestern Energy Co.*+                              17,292           516,512
Pioneer Natural Resources Co.+                         12,450           487,044
Grant Prideco, Inc.*                                   12,749           484,844
Consol Energy, Inc.*                                   14,800           469,604
Pride International, Inc.*+                            17,105           469,019
Newfield Exploration Co.*+                             12,099           466,295
Plains Exploration & Production Co.*                   10,400           446,264
Patterson-UTI Energy, Inc.+                            18,215           432,788
Range Resources Corp.                                  16,775           423,401

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Denbury Resources, Inc.*+                              14,500     $     419,050
Tesoro Corp.+                                           7,200           417,456
Rowan Cos., Inc.                                       13,165           416,409
Veritas DGC, Inc.*+                                     6,194           407,689
FMC Technologies, Inc.*                                 7,527           404,200
Arch Coal, Inc. +                                      13,700           396,067
CNX Gas Corp.*                                         16,737           387,796
Overseas Shipholding Group, Inc.                        6,074           375,191
Maverick Tube Corp.*                                    5,718           370,698
Frontier Oil Corp.+                                    13,900           369,462
Tidewater, Inc.+                                        8,208           362,712
Cimarex Energy Co.+                                    10,300           362,457
Cabot Oil & Gas Corp.                                   7,400           354,682
Holly Corp.+                                            8,100           350,973
Helix Energy Solutions Group, Inc.*+                   10,352           345,757
Quicksilver Resources, Inc.*+                          10,805           344,680
Pogo Producing Co.+                                     8,400           343,980
SEACOR Holdings, Inc.*                                  4,108           338,910
St. Mary Land & Exploration Co.                         8,865           325,434
Forest Oil Corp.*                                      10,250           323,798
Helmerich & Payne, Inc.+                               13,964           321,591
Todco -- Class A*+                                      9,206           318,528
Hanover Compressor Co.*+                               17,419           317,374
Unit Corp.*                                             6,685           307,309
NS Group, Inc.*+                                        4,708           303,901
Global Industries, Ltd.*                               19,530           303,887
Superior Energy Services, Inc.*                        11,461           300,966
Dresser-Rand Group, Inc.*+                             14,227           290,231
W&T Offshore, Inc.                                      9,722           283,980
Tetra Technologies, Inc.*+                             11,458           276,825
Lone Star Technologies, Inc.*+                          5,654           273,541
Cheniere Energy, Inc.*+                                 8,854           263,052
Atwood Oceanics, Inc.* +                                5,848           262,985
Swift Energy Co.*+                                      6,148           257,109
Oceaneering International, Inc.*                        8,108           249,726
Penn Virginia Corp.                                     3,860           244,763
Foundation Coal Holdings, Inc.                          7,300           236,301
Stone Energy Corp.*                                     5,800           234,784
World Fuel Services Corp.+                              5,800           234,610
Massey Energy Co.+                                     11,200           234,528
Hydril*+                                                3,835           214,990
Input/Output, Inc.*+                                   21,581           214,299
Bristow Group, Inc.*+                                   5,979           205,678
Lufkin Industries, Inc.+                                3,742           198,027
Petroleum Development Corp.*                            4,906           195,700
CARBO Ceramics, Inc.+                                   5,200           187,356
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $45,127,170)                                                65,647,064
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
 at 5.00% due 10/02/06                           $    468,808     $     468,808
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $468,808)                                                      468,808
                                                                  -------------
SECURITIES LENDING COLLATERAL 28.6%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                18,825,626        18,825,626
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,825,626)                                                   18,825,626
                                                                  =============
TOTAL INVESTMENTS 128.9%
   (Cost $64,421,604)                                             $  84,941,498
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (28.9)%                                               $ (19,052,723)
                                                                  -------------
NET ASSETS - 100.0%                                               $  65,888,775

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Schlumberger Ltd.+                                     81,082     $   5,029,517
Halliburton Co.                                       100,441         2,857,547
Transocean, Inc.*                                      38,357         2,808,883
Baker Hughes, Inc. +                                   38,827         2,648,001
Weatherford International Ltd.*                        50,475         2,105,817
National-Oilwell Varco, Inc.*+                         31,658         1,853,576
Nabors Industries Ltd.*+                               57,717         1,717,081
Diamond Offshore Drilling, Inc.+                       23,591         1,707,281
BJ Services Co.                                        55,956         1,685,954
Noble Corp.                                            25,940         1,664,829
Smith International, Inc.+                             41,770         1,620,676
ENSCO International, Inc.+                             34,774         1,524,144
Cameron International Corp.*+                          29,610         1,430,459
Grant Prideco, Inc.*                                   32,630         1,240,919
Pride International, Inc.*+                            43,646         1,196,773
Patterson-UTI Energy, Inc.+                            46,436         1,103,319
Rowan Cos., Inc.                                       33,476         1,058,846
Veritas DGC, Inc.*+                                    15,906         1,046,933
FMC Technologies, Inc.*                                19,124         1,026,959
Maverick Tube Corp.*                                   14,514           940,943
Tidewater, Inc.+                                       21,048           930,111
SEACOR Holdings, Inc.*                                 10,544           869,880
Helmerich & Payne, Inc.                                35,594           819,730
Todco -- Class A*+                                     23,449           811,335
Hanover Compressor Co.*+                               44,475           810,335
Unit Corp.*                                            17,137           787,788
NS Group, Inc.*+                                       12,193           787,058
Global Industries, Ltd.*                               50,001           778,016
Superior Energy Services, Inc.*                        29,235           767,711
Dresser-Rand Group, Inc.*+                             36,365           741,846
Tetra Technologies, Inc.*                              29,265           707,042
Lone Star Technologies, Inc.*+                         14,411           697,204
Atwood Oceanics, Inc.*+                                15,061           677,293
Oceaneering International, Inc.*                       20,646           635,897
Input/Output, Inc.*+                                   55,170           547,838
Hydril*+                                                9,733           545,632
Bristow Group, Inc.*+                                  15,347           527,937
Lufkin Industries, Inc.+                                9,487           502,052
CARBO Ceramics, Inc.+                                  13,404           482,946
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $30,180,778)                                                49,696,108
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    147,046     $     147,046
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $147,046)                                                      147,046
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.2%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                14,550,808        14,550,808
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,550,808)                                                   14,550,808
                                                                  =============
TOTAL INVESTMENTS 129.2%
   (Cost $44,878,632)                                             $  64,393,962
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (29.2)%                                               $ (14,536,403)
                                                                  -------------
NET ASSETS - 100.0%                                               $  49,857,559

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Bank of America Corp.                                  15,776     $     845,120
Citigroup, Inc.                                        15,670           778,329
J.P. Morgan Chase & Co.+                               15,494           727,598
American International Group, Inc.                     10,262           679,960
Wells Fargo & Co.                                      16,634           601,818
Goldman Sachs Group, Inc.+                              3,360           568,411
Wachovia Corp.+                                         8,914           497,401
Morgan Stanley                                          6,630           483,393
Merrill Lynch & Co., Inc.                               6,150           481,053
Fannie Mae                                              8,015           448,119
Lehman Brothers Holdings, Inc.+                         5,164           381,413
U.S. Bancorp+                                          11,020           366,084
Freddie Mac                                             5,440           360,835
American Express Co.                                    6,266           351,397
MetLife, Inc.+                                          5,860           332,145
Washington Mutual, Inc.+                                7,422           322,634
Public Storage, Inc.+                                   3,728           320,571
Golden West Financial Corp.                             4,060           313,635
Prudential Financial, Inc.                              4,100           312,625
Allstate Corp. +                                        4,920           308,632
Capital One Financial Corp.+                            3,838           301,897
Franklin Resources, Inc.                                2,800           296,100
Charles Schwab Corp.+                                  16,020           286,758
Countrywide Financial Corp.+                            8,014           280,811
Bank of New York Co., Inc.                              7,930           279,612
AFLAC, Inc.                                             6,100           279,136
Chicago Mercantile Exchange
   Holdings, Inc.+                                        582           278,342
Loews Corp.                                             7,294           276,443
PNC Financial Services Group, Inc.                      3,760           272,374
Bear Stearns Cos., Inc. +                               1,900           266,190
Moody's Corp.                                           3,980           260,212
SunTrust Banks, Inc.                                    3,356           259,352
CIT Group, Inc.                                         5,270           256,280
Comerica, Inc.                                          4,490           255,571
Progressive Corp.                                      10,380           254,725
Simon Property Group, Inc.+                             2,770           251,017
Hartford Financial Services Group,
   Inc.+                                                2,890           250,708
NYSE Group, Inc.*+                                      3,320           248,170
Hudson City Bancorp, Inc.                              18,685           247,576
M&T Bank Corp.+                                         2,058           246,878
State Street Corp.                                      3,950           246,480
St. Paul Travelers Cos., Inc.                           5,240           245,704
TD Ameritrade Holding Corp.                            12,912           243,391
SLM Corp.+                                              4,652           241,811

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                             8,330     $     234,490
Equity Residential+                                     4,630           234,185
Torchmark Corp.                                         3,710           234,138
Chubb Corp.                                             4,480           232,781
Northern Trust Corp.+                                   3,940           230,214
Legg Mason, Inc.                                        2,270           228,952
SAFECO Corp.                                            3,880           228,648
National City Corp.+                                    6,225           227,835
Plum Creek Timber Co., Inc. (REIT)                      6,680           227,387
AvalonBay Communities, Inc. +                           1,880           226,352
ACE Ltd.                                                4,130           226,035
Fifth Third Bancorp+                                    5,902           224,748
Regions Financial Corp.+                                6,030           221,844
Lincoln National Corp.+                                 3,550           220,384
AmSouth Bancorp                                         7,580           220,123
Boston Properties, Inc.+                                2,130           220,114
Archstone-Smith Trust+                                  4,040           219,938
MGIC Investment Corp.+                                  3,630           217,691
Principal Financial Group, Inc.+                        4,000           217,120
Fidelity National Financial, Inc.                       5,210           216,997
BB&T Corp. +                                            4,950           216,711
CapitalSource, Inc.+                                    8,320           214,822
KIMCO Realty Corp.                                      5,000           214,350
Vornado Realty Trust+                                   1,966           214,294
Markel Corp.*                                             520           213,543
Associated Banc-Corp                                    6,570           213,525
ProLogis                                                3,740           213,404
Equity Office Properties Trust+                         5,360           213,114
Marshall & Ilsley Corp.+                                4,410           212,474
First American Corp.+                                   5,010           212,123
North Fork Bancorporation, Inc.                         7,362           210,848
Assurant, Inc.+                                         3,930           209,901
UnumProvident Corp.+                                   10,810           209,606
T. Rowe Price Group, Inc.+                              4,380           209,583
Huntington Bancshares, Inc.                             8,667           207,401
Mercantile Bankshares Corp.                             5,685           206,195
E*Trade Financial Corp.*+                               8,455           202,244
Ameriprise Financial, Inc.                              4,310           202,139
UnionBanCal Corp.                                       3,310           201,579
Zions Bancorporation                                    2,520           201,121
Host Hotels & Resorts, Inc.+                            8,704           199,583
Mellon Financial Corp.                                  5,070           198,237
Erie Indemnity Co. -- Class A                           3,770           197,435
Ambac Financial Group, Inc.                             2,380           196,945
TCF Financial Corp.                                     7,460           196,123
People's Bank                                           4,940           195,673
Commerce Bancorp, Inc.+                                 5,313           195,040
AmeriCredit Corp.*+                                     7,773           194,247
KeyCorp+                                                5,122           191,768
Commerce Bancshares, Inc.                               3,778           191,054


--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Sovereign Bancorp, Inc.+                                8,858     $     190,536
First Horizon National Corp.+                           4,993           189,784
Regency Centers Corp.                                   2,760           189,778
PMI Group, Inc.+                                        4,320           189,259
New York Community Bancorp, Inc.+                      11,540           189,025
Genworth Financial, Inc. -- Class A                     5,370           188,004
Weingarten Realty Investors+                            4,330           186,277
Compass Bancshares, Inc.                                3,240           184,615
Aon Corp. +                                             5,420           183,575
CNA Financial Corp.*+                                   4,980           179,380
American Financial Group, Inc. +                        3,800           178,334
Synovus Financial Corp.                                 6,030           177,101
General Growth Properties, Inc.+                        3,693           175,972
Health Care Property Investors, Inc.                    5,660           175,743
AMB Property Corp.                                      3,150           173,597
AmerUs Group Co.+                                       2,530           172,065
XL Capital Ltd.                                         2,500           171,750
Everest Re Group Ltd.                                   1,760           171,653
Wesco Financial Corp.                                     390           170,430
Colonial BancGroup, Inc.                                6,950           170,275
Apartment Investment & Management
   Co. -- Class A+                                      3,090           168,127
Radian Group, Inc.+                                     2,798           167,880
United Dominion Realty Trust, Inc.+                     5,540           167,308
Macerich Co.+                                           2,190           167,228
iStar Financial, Inc.                                   4,010           167,217
Liberty Property Trust+                                 3,495           167,026
Federated Investors, Inc. -- Class B                    4,930           166,683
Popular, Inc.                                           8,560           166,406
W.R. Berkley Corp.                                      4,695           166,156
Forest City Enterprises, Inc. --
   Class A+                                             3,030           164,529
Eaton Vance Corp.                                       5,690           164,213
Cincinnati Financial Corp.                              3,410           163,885
Bank of Hawaii Corp.                                    3,400           163,744
SVB Financial Group*+                                   3,666           163,650
Federal Realty Investment Trust                         2,190           162,717
HCC Insurance Holdings, Inc.                            4,920           161,770
Transatlantic Holdings, Inc.                            2,666           161,053
Trizec Properties, Inc.                                 5,520           159,583
A.G. Edwards, Inc.                                      2,950           157,176
Cbot Holdings, Inc.*+                                   1,290           155,819
St. Joe Co.+                                            2,830           155,282
SEI Investments Co.                                     2,762           155,197

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CB Richard Ellis Group, Inc. -- Class A*+               6,219     $     152,987
Protective Life Corp.                                   3,330           152,348
American National Insurance Co.                         1,312           152,061
Janus Capital Group, Inc.+                              7,670           151,252
Fidelity National Title Group, Inc.
   -- Class A+                                          7,210           151,122
Developers Diversified Realty Corp.+                    2,690           149,994
Mercury General Corp.+                                  3,020           149,822
Nuveen Investments, Inc. -- Class A                     2,910           149,079
Downey Financial Corp.+                                 2,230           148,384
Dime Community Bancshares                              10,070           148,331
First Indiana Corp.                                     5,690           147,997
Camden Property Trust                                   1,945           147,839
Ventas, Inc.+                                           3,780           145,681
Duke Realty Corp.+                                      3,900           145,665
Health Care REIT, Inc.+                                 3,640           145,636
Unitrin, Inc.                                           3,290           145,319
Reckson Associates Realty Corp.                         3,390           145,092
First Marblehead Corp.+                                 2,080           144,061
Astoria Financial Corp. +                               4,640           143,005
UCBH Holdings, Inc.+                                    8,090           141,251
Philadelphia Consolidated Holding
   Corp.*+                                              3,510           139,628
Allied Capital Corp.+                                   4,580           138,362
MBIA, Inc.+                                             2,240           137,626
Brown & Brown, Inc.                                     4,480           136,909
New Plan Excel Realty Trust+                            5,060           136,873
Alleghany Corp.*                                          470           135,835
Affiliated Managers Group, Inc.* +                      1,350           135,149
Hanmi Financial Corp.                                   6,830           133,868
SL Green Realty Corp.+                                  1,190           132,923
Westamerica Bancorporation                              2,630           132,841
Student Loan Corp.                                        690           132,604
BRE Properties, Inc. -- Class A+                        2,210           132,003
Bank Mutual Corp.                                      10,850           131,611
Essex Property Trust, Inc.                              1,083           131,476
Cullen/Frost Bankers, Inc.                              2,270           131,251
Leucadia National Corp.                                 4,970           130,065
South Financial Group, Inc.                             4,930           128,328
TD Banknorth, Inc.                                      4,260           123,029
Susquehanna Bancshares, Inc.                            5,030           122,933
Jefferies Group, Inc.+                                  4,300           122,550
Colonial Properties Trust+                              2,559           122,346
Thornburg Mortgage, Inc.+                               4,750           120,983
United Bankshares, Inc.                                 3,250           120,965


--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Raymond James Financial, Inc.                           4,123     $     120,557
Wilmington Trust Corp.                                  2,697           120,151
Nasdaq Stock Market, Inc.*+                             3,970           120,053
American Capital Strategies, Ltd. +                     2,980           117,621
Arthur J. Gallagher & Co.+                              4,410           117,615
Chittenden Corp.                                        4,070           116,768
Old Republic International Corp.                        5,242           116,110
IndyMac Bancorp, Inc.                                   2,760           113,602
Investors Financial Services Corp.+                     2,630           113,300
Hospitality Properties Trust+                           2,380           112,336
Jones Lang LaSalle, Inc.+                               1,310           111,979
FirstMerit Corp.+                                       4,640           107,509
New Century Financial Corp.+                            2,733           107,434
Valley National Bancorp                                 4,146           106,013
Blackrock, Inc.                                           700           104,300
Prosperity Bancshares, Inc.                             3,050           103,822
Whitney Holding Corp.                                   2,827           101,122
Texas Regional Bancshares, Inc. --
   Class A                                              2,580            99,201
Umpqua Holding Corp.                                    3,460            98,956
Kilroy Realty Corp.+                                    1,300            97,942
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $38,042,326)                                                41,845,046
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    232,448           232,448
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $232,447)                                                      232,448
                                                                  -------------
SECURITIES LENDING COLLATERAL 19.3%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                 8,112,441         8,112,441
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,112,441)                                                     8,112,441
                                                                  =============
TOTAL INVESTMENTS 119.4%
   (Cost $46,387,214)                                             $  50,189,935
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.4)%                                               $  (8,139,877)
                                                                  -------------
NET ASSETS - 100.0%                                               $  42,050,058

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Pfizer, Inc.                                          128,128     $   3,633,710
Johnson & Johnson, Inc.                                51,338         3,333,890
Merck & Co., Inc.+                                     46,315         1,940,598
Genentech, Inc.*+                                      21,860         1,807,822
Amgen, Inc.*+                                          25,200         1,802,556
Abbott Laboratories+                                   33,854         1,643,950
Wyeth                                                  30,627         1,557,077
UnitedHealth Group, Inc.                               30,589         1,504,979
Eli Lilly & Co.                                        25,416         1,448,712
Medtronic, Inc.+                                       26,943         1,251,233
WellPoint, Inc.*                                       15,443         1,189,883
Bristol-Myers Squibb Co.                               46,464         1,157,883
Schering-Plough Corp.                                  40,754           900,256
Gilead Sciences, Inc.*                                 12,641           868,437
Baxter International, Inc.                             18,735           851,693
Cardinal Health, Inc.+                                 11,522           757,456
Caremark Rx, Inc.+                                     12,881           729,966
Aetna, Inc.                                            16,424           649,569
HCA, Inc.+                                             12,609           629,063
Stryker Corp.                                          12,639           626,768
Boston Scientific Corp.*                               41,556           614,613
Medco Health Solutions, Inc.*+                          9,426           566,597
Becton, Dickinson & Co.                                 7,960           562,533
Genzyme Corp.*+                                         8,234           555,548
Zimmer Holdings, Inc.*+                                 8,110           547,425
Forest Laboratories, Inc.*                             10,808           546,993
Allergan, Inc.+                                         4,765           536,587
McKesson Corp.                                          9,890           521,401
Biogen Idec, Inc.*                                     10,886           486,386
CIGNA Corp.                                             4,130           480,402
Celgene Corp.*+                                        10,904           472,143
St. Jude Medical, Inc.*                                12,378           436,820
Quest Diagnostics, Inc.                                 6,700           409,772
Express Scripts, Inc.*                                  5,294           399,644
Humana, Inc.*                                           5,965           394,227
AmerisourceBergen Corp.+                                7,760           350,752
Fisher Scientific International, Inc.*                  4,432           346,760
Laboratory Corporation of America
   Holdings*+                                           4,704           308,441
Biomet, Inc.+                                           9,400           302,586
C.R. Bard, Inc.+                                        4,014           301,050
Coventry Health Care, Inc.*                             5,840           300,877
Medimmune, Inc.*+                                       9,789           285,937
Varian Medical Systems, Inc.*                           5,280           281,899
Thermo Electron Corp.*+                                 6,700           263,511
Applera Corp. - Applied Biosystems
   Group                                                7,461           247,034
DaVita, Inc.*                                           4,264           246,758

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Hospira, Inc.*                                          6,156     $     235,590
Barr Pharmaceuticals, Inc.*                             4,380           227,497
Amylin Pharmaceuticals, Inc.*+                          5,020           221,231
IMS Health, Inc.                                        8,285           220,712
Omnicare, Inc.+                                         5,003           215,579
Health Management Associates, Inc. --
   Class A+                                            10,280           214,852
Health Net, Inc.*                                       4,796           208,722
Sepracor, Inc.*+                                        4,270           206,839
DENTSPLY International, Inc.                            6,700           201,737
Henry Schein, Inc.*+                                    3,986           199,858
Waters Corp.*                                           4,373           198,009
Abraxis BioScience, Inc.*+                              7,100           197,238
Patterson Cos., Inc.*+                                  5,857           196,854
Pharmaceutical Product Development, Inc.                5,312           189,585
Covance, Inc.*                                          2,850           189,183
Mylan Laboratories, Inc.+                               9,370           188,618
Manor Care, Inc.+                                       3,600           188,208
Endo Pharmaceuticals Holdings, Inc.*                    5,770           187,813
King Pharmaceuticals, Inc.*                            10,770           183,413
Triad Hospitals, Inc.*                                  4,110           180,963
Tenet Healthcare Corp.*+                               22,174           180,496
Cerner Corp.*                                           3,850           174,790
Cephalon, Inc.*+                                        2,720           167,960
Vertex Pharmaceuticals, Inc.*+                          4,968           167,173
Beckman Coulter, Inc.                                   2,896           166,694
Community Health Systems, Inc.*                         4,407           164,601
Hillenbrand Industries, Inc.                            2,870           163,533
Intuitive Surgical, Inc.*+                              1,550           163,447
Dade Behring Holdings, Inc.                             4,050           162,648
Invitrogen Corp.*+                                      2,384           151,169
Charles River Laboratories
   International, Inc.*+                                3,481           151,110
VCA Antech, Inc.*+                                      4,160           150,010
Emdeon Corp.*                                          12,770           149,537
Millennium Pharmaceuticals, Inc.*+                     15,007           149,320
Lincare Holdings, Inc.*                                 4,290           148,606
Millipore Corp.*+                                       2,410           147,733
Universal Health Services, Inc. --
   Class B                                              2,450           146,828
Brookdale Senior Living, Inc.+                          3,150           146,223
Watson Pharmaceuticals, Inc.*+                          5,540           144,982
Respironics, Inc.*                                      3,650           140,926
Idexx Laboratories, Inc.*                               1,540           140,356
ResMed, Inc.*+                                          3,390           136,447
Cytyc Corp.*+                                           5,523           135,203
Edwards Lifesciences Corp.*                             2,830           131,850


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                     2,570     $     128,834
Cooper Cos., Inc.+                                      2,330           124,655
Advanced Medical Optics, Inc.*+                         3,140           124,187
Kos Pharmaceuticals, Inc.*                              2,500           123,550
PerkinElmer, Inc.                                       6,380           120,773
WellCare Health Plans, Inc.*                            2,120           120,056
Gen-Probe, Inc.*                                        2,450           114,880
PDL BioPharma, Inc.*                                    5,938           114,010
ImClone Systems, Inc.*+                                 4,018           113,790
LifePoint Hospitals, Inc.*+                             3,170           111,964
Mentor Corp.+                                           2,210           111,362
Pediatrix Medical Group, Inc.*                          2,440           111,264
Techne Corp.*                                           2,160           109,858
Kinetic Concepts, Inc.*                                 3,322           104,510
Sierra Health Services, Inc.*+                          2,750           104,060
Medicis Pharmaceutical Corp. -- Class A+                3,160           102,226
Valeant Pharmaceuticals International                   5,160           102,065
Hologic, Inc.*                                          2,300           100,096
Immucor, Inc.*                                          4,075            91,321
Steris Corp.                                            3,740            89,984
Perrigo Co.                                             5,270            89,432
Sunrise Senior Living, Inc.*                            2,910            86,922
Varian, Inc.*                                           1,830            83,942
Healthways, Inc.*+                                      1,880            83,848
AMERIGROUP Corp.*                                       2,830            83,626
Affymetrix, Inc.*+                                      3,810            82,144
Owens & Minor, Inc.                                     2,380            78,278
American Medical Systems Holdings,
   Inc.*+                                               4,180            77,037
MGI Pharma, Inc.*                                       4,260            73,315
ArthroCare Corp.*                                       1,550            72,633
Haemonetics Corp.*                                      1,540            72,072
Intermagnetics General Corp.*                           2,510            67,895
PolyMedica Corp.+                                       1,480            63,359
United Surgical Partners
   International, Inc.*+                                2,530            62,820
Dionex Corp.*                                           1,230            62,656
Integra LifeSciences Holdings Corp.*                    1,660            62,217
inVentiv Health, Inc.*                                  1,910            61,177
Alpharma, Inc. -- Class A                               2,600            60,814
Parexel International Corp.*                            1,820            60,224
DJ Orthopedics, Inc.*                                   1,450            60,218
Genesis HealthCare Corp.*                               1,250            59,537
Regeneron Pharmaceuticals, Inc.*                        3,756            58,932
Viasys Healthcare, Inc.*                                2,110            57,476
Per-Se Technologies, Inc.*+                             2,403            54,740

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                           2,763     $      54,542
LCA-Vision, Inc.+                                       1,270            52,464
Invacare Corp.                                          2,154            50,662
Analogic Corp.                                            980            50,294
Biosite, Inc.*+                                         1,070            49,466
AmSurg Corp.*+                                          2,150            47,859
Chemed Corp.                                            1,460            47,100
Vital Signs, Inc.                                         830            46,986
Martek Biosciences Corp.*+                              2,140            46,031
ICU Medical, Inc.*+                                     1,010            45,935
SurModics, Inc.*+                                       1,290            45,305
Noven Pharmaceuticals, Inc.*                            1,850            44,622
Conmed Corp.*                                           2,110            44,542
Par Pharmaceutical Cos., Inc.*                          2,400            43,776
Centene Corp.*+                                         2,660            43,730
Sciele Pharma, Inc.*+                                   2,290            43,144
Matria Healthcare, Inc.*+                               1,550            43,074
Amedisys, Inc.*+                                        1,060            42,050
Cambrex Corp.+                                          1,950            40,385
Cross Country Healthcare, Inc.*                         2,270            38,590
Datascope Corp.                                         1,140            38,156
Gentiva Health Services, Inc.*                          2,170            35,675
Greatbatch, Inc.*+                                      1,560            35,287
Savient Pharmaceuticals, Inc.*                          5,310            34,568
Odyssey HealthCare, Inc.*                               2,404            34,089
Kendle International, Inc.*                             1,050            33,621
Dendrite International, Inc.*                           3,380            33,056
Cyberonics, Inc.*                                       1,850            32,431
CNS, Inc.                                               1,133            31,985
PharmaNet Development Group, Inc.*+                     1,520            29,534
Merit Medical Systems, Inc.*                            2,160            29,333
Connetics Corp.*                                        2,670            29,103
Enzo Biochem, Inc.*+                                    2,370            28,890
Kensey Nash Corp.*+                                       950            27,807
Bradley Pharmaceuticals, Inc.*                          1,580            25,154
Hooper Holmes, Inc.                                     6,260            21,096
WebMD Health Corp., Inc.*+                                609            20,913
RehabCare Group, Inc.*                                  1,410            18,471
Possis Medical, Inc.*                                   1,650            16,253
CryoLife, Inc.*                                         2,510            16,190
Arqule, Inc.*                                           3,280            13,809
BioLase Technology, Inc.*+                              2,170            13,563
Theragenics Corp.*                                      3,440             9,907
Osteotech, Inc.*                                        2,090             8,548
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $45,395,822)                                                52,223,095
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.8%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    415,383     $     415,383
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $415,383)                                                      415,383
                                                                  -------------
SECURITIES LENDING COLLATERAL 19.4%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                10,178,222        10,178,222
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,178,222)                                                   10,178,222
                                                                  =============
TOTAL INVESTMENTS 119.8%
   (Cost $55,989,427)                                             $  62,816,700
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.8)%                                               $ (10,363,887)
                                                                  -------------
NET ASSETS - 100.0%                                               $  52,452,813

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Cisco Systems, Inc.*                                   18,069     $     415,587
Google, Inc. -- Class A*+                                 732           294,191
Time Warner, Inc.                                      15,904           289,930
Qualcomm, Inc.                                          6,610           240,273
eBay, Inc.*+                                            7,091           201,101
Symantec Corp.*+                                        8,340           177,475
Research In Motion, Ltd.*                               1,671           171,545
Yahoo!, Inc.*+                                          6,677           168,795
Sun Microsystems, Inc.*                                29,669           147,455
Qwest Communications International,
   Inc.*+                                              15,605           136,076
Broadcom Corp. -- Class A*+                             4,018           121,906
Intuit, Inc.*                                           3,433           110,165
Amazon.com, Inc.* +                                     3,359           107,891
E*Trade Financial Corp.*+                               4,417           105,655
Juniper Networks, Inc.*+                                6,079           105,045
IAC/InterActiveCorp*+                                   3,632           104,456
BEA Systems, Inc.* +                                    5,593            85,014
Check Point Software Technologies
   Ltd.*+                                               3,807            72,523
VeriSign, Inc.*                                         3,324            67,145
McAfee, Inc.*                                           2,620            64,085
Monster Worldwide, Inc.*                                1,739            62,934
Red Hat, Inc.*+                                         2,917            61,490
CheckFree Corp.*+                                       1,388            57,352
Emdeon Corp.*                                           4,806            56,278
Digital River, Inc.*+                                   1,011            51,682
TIBCO Software, Inc.*                                   5,584            50,144
Foundry Networks, Inc.*                                 3,778            49,681
F5 Networks, Inc.*                                        889            47,757
WebEx Communications, Inc.*+                            1,180            46,044
Ciena Corp.*+                                           1,613            43,958
Internet Security Systems, Inc.*                        1,574            43,694
Priceline.com, Inc.*+                                   1,178            43,339
CNET Networks, Inc.*                                    4,429            42,430
RealNetworks, Inc.*                                     3,955            41,963
aQuantive, Inc.*+                                       1,772            41,855
Palm, Inc.*+                                            2,591            37,725
j2 Global Communications, Inc.* +                       1,289            35,022
Netflix, Inc.*+                                         1,511            34,421
Websense, Inc.*+                                        1,562            33,755
Digital Insight Corp.*                                  1,026            30,082
EarthLink, Inc.*                                        4,010            29,153
United Online, Inc.+                                    2,364            28,793
webMethods, Inc.*                                       2,417            18,490
S1 Corp.*                                               3,931            18,122

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
NetBank, Inc.                                           2,701     $      16,341
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $2,543,824)                                                  4,208,818
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 0.8%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $     33,036            33,036
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $33,036)                                                        33,036
                                                                  -------------
SECURITIES LENDING COLLATERAL 19.6%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                   825,652           825,652
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $825,652)                                                         825,652
                                                                  =============
TOTAL INVESTMENTS 120.1%
   (Cost $3,402,512)                                              $   5,067,506
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.1)%                                               $    (847,357)
                                                                  -------------
NET ASSETS - 100.0%                                               $   4,220,149

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Time Warner, Inc.                                      58,466     $   1,065,835
Walt Disney Co.                                        32,136           993,324
McDonald's Corp.                                       22,876           894,909
News Corp. -- Class A                                  39,928           784,585
Carnival Corp.+                                        14,560           684,757
Viacom, Inc. - Class B*                                16,100           598,598
Starbucks Corp.*+                                      16,936           576,671
Electronic Arts, Inc.*                                 10,023           558,081
Las Vegas Sands Corp.*+                                 8,020           548,167
Marriott International, Inc. -- Class
   A+                                                  12,380           478,363
International Game Technology, Inc.                    11,236           466,294
Yum! Brands, Inc.                                       8,735           454,657
Starwood Hotels & Resorts Worldwide,
   Inc                                                  7,131           407,822
Harrah's Entertainment, Inc.+                           6,049           401,835
MGM Mirage, Inc.*+                                      9,944           392,688
Hilton Hotels Corp.+                                   13,857           385,917
Mattel, Inc.                                           18,244           359,407
Wendy's International, Inc.                             5,317           356,239
Darden Restaurants, Inc.                                7,289           309,564
Wynn Resorts Ltd.*+                                     4,399           299,176
Eastman Kodak Co.+                                     13,055           292,432
Activision, Inc.* +                                    18,570           280,407
Tim Hortons, Inc.+                                     10,300           270,890
Hasbro, Inc.                                           11,773           267,836
Brinker International, Inc.                             5,740           230,116
Warner Music Group Corp.                                8,430           218,758
Boyd Gaming Corp.                                       5,600           215,264
Station Casinos, Inc.                                   3,610           208,766
Penn National Gaming, Inc.*+                            5,560           203,051
Brunswick Corp.+                                        6,340           197,745
Scientific Games Corp. -- Class A*+                     6,010           191,118
THQ, Inc.*+                                             6,484           189,138
Jack in the Box, Inc.*                                  3,565           186,022
OSI Restaurant Partners, Inc.                           5,526           175,229
Cheesecake Factory, Inc.*+                              6,440           175,104
Burger King Holdings, Inc.*                            10,920           174,283
Sonic Corp.*+                                           7,630           172,514
Aztar Corp.*                                            3,130           165,921
Ruby Tuesday, Inc.                                      5,840           164,630
Choice Hotels International, Inc.                       3,914           160,083
Pool Corp.                                              4,140           159,390
Applebee's International, Inc. +                        7,390           158,959
Polaris Industries, Inc.+                               3,672           151,103

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
International Speedway Corp. -- Class A                 3,000     $     149,520
Panera Bread Co. -- Class A*+                           2,510           146,207
CBRL Group, Inc.                                        3,590           145,144
DreamWorks Animation SKG, Inc. --
   Class A*+                                            5,680           141,489
Take-Two Interactive Software, Inc.*+                   9,730           138,750
Live Nation, Inc.*                                      6,650           135,793
Regal Entertainment Group -- Class A+                   6,830           135,371
Papa John's International, Inc.*                        3,724           134,474
Pinnacle Entertainment, Inc.*                           4,700           132,164
Bob Evans Farms, Inc.                                   4,120           124,754
Rare Hospitality International, Inc.*                   4,080           124,685
CEC Entertainment, Inc.*                                3,830           120,683
Callaway Golf Co.+                                      9,070           118,908
WMS Industries, Inc.*+                                  4,030           117,716
Ryan's Restaurant Group, Inc.*                          7,070           112,201
Triarc Cos., Inc. -- Class B                            7,380           111,586
P.F. Chang's China Bistro, Inc.*+                       3,140           108,989
Red Robin Gourmet Burgers, Inc.*                        2,340           107,897
IHOP Corp.+                                             2,320           107,532
Shuffle Master, Inc.*+                                  3,890           105,069
Landry's Restaurants, Inc.                              3,100            93,465
Lone Star Steakhouse & Saloon, Inc.                     3,360            93,307
RC2 Corp.*                                              2,760            92,543
K2, Inc.*                                               7,790            91,377
Marcus Corp.                                            3,830            87,975
Steak n Shake Co.*                                      5,120            86,477
O'Charleys, Inc.*                                       4,385            83,183
MarineMax, Inc.*+                                       3,180            80,931
Jakks Pacific, Inc.*                                    4,404            78,523
Nautilus, Inc.+                                         5,430            74,662
Napster, Inc.*                                         14,353            61,287
Sturm Ruger & Co., Inc.*                                7,790            60,295
Multimedia Games, Inc.*+                                6,150            55,842
4Kids Entertainment, Inc.*                              3,374            55,671
Arctic Cat, Inc.                                        3,030            50,298
Bally Total Fitness Holding Corp.*+                     9,280            14,013
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $16,010,724)                                                19,304,429
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
 5.00% due 10/02/06                              $    194,492     $     194,492
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $194,492)                                                      194,492
                                                                  -------------
SECURITIES LENDING COLLATERAL 17.7%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bancorp           3,422,779         3,422,779
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,422,779)                                                     3,422,779
                                                                  -------------
TOTAL INVESTMENTS 118.2%
   (Cost $19,627,995)                                             $  22,921,700
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.2)%                                               $  (3,527,287)
                                                                  -------------
NET ASSETS - 100.0%                                               $  19,394,413

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Freeport-McMoRan Copper & Gold,
   Inc. -- Class B+                                   100,673     $   5,361,844
Newmont Mining Corp.                                  119,461         5,106,958
Barrick Gold Corp.+                                   133,537         4,102,257
Goldcorp, Inc.+                                       159,059         3,753,793
Glamis Gold Ltd.*                                      75,822         2,989,662
Agnico-Eagle Mines Ltd.+                               77,833         2,422,941
Coeur d'Alene Mines Corp.*+                           496,594         2,338,958
AngloGold Ashanti Ltd. -- SP ADR+                      60,589         2,286,629
Pan American Silver Corp.*+                           115,344         2,253,822
Gold Fields Ltd. -- SP ADR                            113,031         2,016,473
Apex Silver Mines Ltd.*+                              113,050         1,883,413
Kinross Gold Corp.*+                                  134,239         1,680,672
Silver Standard Resources, Inc.*+                      74,603         1,647,234
Crystallex International Corp.*+                      562,405         1,602,854
Cia de Minas Buenaventura SA -- SP ADR                 55,660         1,502,820
Bema Gold Corp.*+                                     324,677         1,438,319
Meridian Gold, Inc.*                                   56,422         1,402,651
Silver Wheaton Corp.*+                                147,480         1,392,211
Yamana Gold, Inc.+                                    147,532         1,364,671
Harmony Gold Mining Co. Ltd. -- SP ADR*               105,085         1,358,749
Royal Gold, Inc.+                                      47,236         1,281,513
Hecla Mining Co.*+                                    220,772         1,267,231
Northgate Minerals Corp*+                             394,152         1,261,286
Novagold Resources, Inc.*                              70,651         1,108,514
Randgold Resources Ltd. -- SP ADR*                     53,497         1,089,199
DRDGOLD Ltd. -- SP ADR*+                              607,208           837,947
Golden Star Resources Ltd.*+                          277,910           758,694
Stillwater Mining Co.*                                 85,788           720,619
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $38,255,545)                                                56,231,934
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    512,249           512,249
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $512,249)                                                      512,249
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 38.9%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                21,962,614     $  21,962,614
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,962,614)                                                   21,962,614
                                                                  -------------
TOTAL INVESTMENTS 139.4%
   (Cost $60,730,408)                                             $  78,706,797
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (39.4)%                                               $ (22,248,738)
                                                                  -------------
NET ASSETS - 100.0%                                               $  56,458,059

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.
      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Public Storage, Inc.+                                  27,834     $   2,393,446
Simon Property Group, Inc.+                            22,486         2,037,681
Vornado Realty Trust+                                  16,651         1,814,959
Equity Residential+                                    35,148         1,777,786
Equity Office Properties Trust+                        43,664         1,736,081
ProLogis                                               29,918         1,707,121
Boston Properties, Inc.+                               15,485         1,600,220
Host Hotels & Resorts, Inc.+                           67,094         1,538,465
Archstone-Smith Trust +                                28,251         1,537,984
General Growth Properties, Inc.+                       31,908         1,520,416
KIMCO Realty Corp.+                                    35,403         1,517,727
AvalonBay Communities, Inc. +                          11,275         1,357,510
Apartment Investment & Management Co.
   -- Class A+                                         20,661         1,124,165
Developers Diversified Realty Corp.+                   19,976         1,113,862
Plum Creek Timber Co., Inc. (REIT)                     31,381         1,068,209
Macerich Co.+                                          13,959         1,065,909
CB Richard Ellis Group, Inc. -- Class A*+              41,222         1,014,061
Duke Realty Corp.+                                     26,980         1,007,703
AMB Property Corp.                                     18,202         1,003,112
iStar Financial, Inc.                                  23,914           997,214
Regency Centers Corp.                                  14,477           995,439
SL Green Realty Corp.+                                  8,690           970,673
Health Care Property Investors, Inc.                   31,232           969,754
CapitalSource, Inc.+                                   37,390           965,410
St. Joe Co.+                                           17,460           958,030
Liberty Property Trust+                                19,593           936,349
Trizec Properties, Inc.                                32,357           935,441
Ventas, Inc.+                                          24,168           931,435
Forest City Enterprises, Inc. -- Class A+              17,071           926,955
Camden Property Trust+                                 12,034           914,704
United Dominion Realty Trust, Inc.+                    30,208           912,282
Weingarten Realty Investors+                           21,149           909,830
Federal Realty Investment Trust                        11,971           889,445
Global Signal, Inc.                                    16,967           858,191
Reckson Associates Realty Corp.                        19,518           835,370
Hospitality Properties Trust+                          17,675           834,260
Mack-Cali Realty Corp.+                                16,026           830,147
BRE Properties, Inc. --
Class A +                                              13,313           795,185
New Plan Excel Realty Trust+                           28,408           768,436
Essex Property Trust, Inc.+                             6,269           761,057

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Brandywine Realty Trust                                23,190     $     754,834
Jones Lang LaSalle, Inc.+                               8,780           750,514
CBL & Associates Properties, Inc.+                     17,714           742,394
Rayonier, Inc.+                                        19,633           742,127
Health Care REIT, Inc.+                                18,357           734,464
Pan Pacific Retail Properties, Inc.                    10,533           731,201
Thornburg Mortgage, Inc.+                              27,654           704,347
Crescent Real Estate EQT Co.+                          32,242           703,198
HRPT Properties Trust+                                 58,765           702,242
Taubman Centers, Inc.                                  15,686           696,772
Nationwide Health Properties, Inc.+                    25,155           672,645
Kilroy Realty Corp.+                                    8,925           672,409
Realty Income Corp.+                                   26,898           664,650
Alexandria Real Estate Equities, Inc.+                  7,038           660,164
First Industrial Realty Trust, Inc.+                   14,994           659,736
Healthcare Realty Trust, Inc.+                         16,944           650,819
Annaly Mortgage Management, Inc.                       49,167           646,054
Post Properties, Inc.+                                 13,441           638,716
Colonial Properties Trust+                             13,298           635,777
Equity One, Inc.+                                      26,267           629,620
Highwoods Properties, Inc.                             16,903           628,961
Home Properties, Inc.+                                 10,911           623,673
Washington Real Estate Investment
   Trust+                                              15,230           606,154
Corporate Office Properties Trust SBI+                 13,476           603,186
Cousins Properties, Inc.                               17,628           603,054
New Century Financial Corp.+                           15,266           600,106
Senior Housing Properties Trust                        27,641           589,859
Heritage Property Investment Trust+                    16,169           589,522
Sunstone Hotel Investors, Inc.+                        19,460           578,351
BioMed Realty Trust, Inc.                              18,880           572,819
Pennsylvania Real Estate Investment
   Trust                                               13,177           560,945
LaSalle Hotel Properties+                              12,777           553,755
Mid-America Apartment Communities,
   Inc.+                                                8,982           549,878
Entertainment Properties Trust                         10,805           532,903
Digital Realty Trust, Inc.                             16,711           523,389
Potlatch Corp.+                                        13,955           517,730
Inland Real Estate Corp.+                              29,446           515,894
National Retail Properties, Inc.+                      23,469           506,930
PS Business Parks, Inc.                                 8,271           498,741


--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.+                   13,479     $     480,122
Eastgroup Properties, Inc.+                             9,494           473,371
Equity Lifestyle Properties, Inc.+                     10,163           464,551
FelCor Lodging Trust, Inc.                             23,094           463,035
Lexington Corporate  Properties Trust+                 21,626           458,039
Sovran Self Storage, Inc.+                              8,178           454,288
Glenborough Realty Trust, Inc.+                        16,841           433,319
Glimcher Realty Trust+                                 16,763           415,387
Acadia Realty Trust                                    16,001           408,025
Saul Centers, Inc.+                                     8,886           399,870
Equity Inns, Inc.+                                     24,991           397,857
National Health Investors, Inc.                        14,014           397,017
Trustreet Properties, Inc.+                            31,188           390,162
Parkway Properties, Inc.+                               7,710           358,438
Innkeepers USA Trust+                                  21,762           354,503
Ramco-Gershenson Properties Trust                      10,938           349,469
First Potomac Realty Trust                             11,450           346,019
LTC Properties, Inc.                                   14,125           342,531
Mills Corp.+                                           20,018           334,501
Sun Communities, Inc.+                                 10,254           327,718
Cedar Shopping Centers, Inc.                           19,819           320,473
Universal Health Realty Income Trust                    8,463           303,399
CentraCore Properties Trust                             9,190           291,783
Windrose Medical Properties Trust                      16,256           287,406
Urstadt Biddle Properties, Inc.                        14,783           268,607
Associated Estates Realty Corp.                        16,157           249,949
Winston Hotels, Inc.                                   20,246           249,431
American Land Lease, Inc.                               7,739           183,801
Monmouth Real Estate Investment Corp.
   -- Class A                                          21,552           172,416
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $68,491,995)                                                81,756,044
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    255,291           255,291
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $255,291)                                                      255,291
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 28.4%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                              $ 23,326,904     $  23,326,904
                                                                  ==============
TOTAL SECURITIES LENDING COLLATERAL
(Cost $23,326,904)                                                   23,326,904
                                                                  -------------
TOTAL INVESTMENTS 128.3%
   (Cost $92,074,190)                                             $ 105,338,239
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (28.3)%                                               $ (23,208,897)
                                                                  -------------
NET ASSETS - 100.0%                                               $  82,129,342

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%

Wal-Mart Stores, Inc.                                  30,606     $   1,509,488
Home Depot, Inc.+                                      24,959           905,263
Target Corp.+                                          13,413           741,068
Walgreen Co.+                                          15,230           676,060
Lowe's Cos., Inc.+                                     23,606           662,384
CVS Corp.                                              17,078           548,545
Federated Department Stores, Inc.+                     12,506           540,384
Best Buy Co., Inc.+                                     9,556           511,819
Sears Holdings Corp.*+                                  3,222           509,366
Kohl's Corp.*                                           7,714           500,793
Costco Wholesale Corp.+                                 9,148           454,473
Staples, Inc.+                                         18,114           440,714
The Gap, Inc.+                                         22,925           434,429
Liberty Media Holding Corp -
   Interactive*                                        20,390           415,548
J.C. Penney Holding Co., Inc.+                          6,004           410,614
TJX Cos., Inc.+                                        14,405           403,772
Nordstrom, Inc.                                         8,700           368,010
Bed Bath & Beyond, Inc.*                                9,315           356,392
Office Depot, Inc.*+                                    8,775           348,367
Amazon.com, Inc.* +                                    10,582           339,894
Limited Brands, Inc.+                                  12,679           335,867
IAC/InterActiveCorp*+                                  11,294           324,815
Sherwin-Williams Co.+                                   5,460           304,559
AutoZone, Inc.*+                                        2,915           301,119
American Eagle Outfitters, Inc.+                        6,773           296,861
Genuine Parts Co.                                       6,570           283,364
Abercrombie & Fitch Co. -- Class  A+                    4,076           283,200
Michaels Stores, Inc.                                   5,780           251,661
Family Dollar Stores, Inc.+                             8,070           235,967
CarMax, Inc.*+                                          5,580           232,742
Expedia, Inc.*+                                        14,735           231,045
Tiffany & Co.                                           6,540           217,128
AutoNation, Inc.*+                                     10,070           210,463
Petsmart, Inc.+                                         7,496           208,014
Foot Locker, Inc.                                       8,150           205,787
Circuit City Stores, Inc.+                              8,180           205,400
Dollar General Corp.                                   14,970           204,041
O'Reilly Automotive, Inc.*+                             6,028           200,190
Advance Auto Parts, Inc.                                6,055           199,452
Dollar Tree Stores, Inc.*+                              6,441           199,413
RadioShack Corp.+                                       9,800           189,140
Williams-Sonoma, Inc.+                                  5,821           188,542
Ross Stores, Inc.                                       7,308           185,696
Claire's Stores, Inc.                                   6,031           175,864
Chico's FAS, Inc.*+                                     8,162           175,728
OfficeMax, Inc.+                                        4,260           173,552

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
AnnTaylor Stores Corp.*                                 4,132     $     172,966
Urban Outfitters, Inc.*+                                9,714           171,841
Rite Aid Corp.*+                                       37,314           169,406
Coldwater Creek, Inc.*+                                 5,874           168,936
Dillard's, Inc. -- Class A+                             5,120           167,578
Big Lots, Inc.*+                                        8,400           166,404
Barnes & Noble, Inc.                                    4,251           161,283
Saks, Inc.+                                             9,290           160,531
Rent-A-Center, Inc.*                                    5,442           159,396
Men's Wearhouse, Inc.+                                  4,180           155,538
United Auto Group, Inc.                                 6,630           155,142
Nutri/System Inc.*+                                     2,446           152,361
GameStop Corp. -- Class A*+                             3,270           151,336
Children's Place Retail Stores, Inc.*+                  2,252           144,196
Dick's Sporting Goods, Inc.*                            3,150           143,388
BJ's Wholesale Club, Inc.*+                             4,900           142,982
Longs Drug Stores Corp.                                 2,962           136,282
Gymboree Corp.*+                                        3,120           131,602
Tractor Supply Co.*+                                    2,704           130,495
Aeropostale, Inc.*+                                     4,441           129,810
Zale Corp.*                                             4,620           128,159
Payless Shoesource, Inc.*                               5,030           125,247
Borders Group, Inc.+                                    5,856           119,462
Tween Brands Inc.*+                                     3,010           113,176
Guitar Center, Inc.*                                    2,456           109,734
Dress Barn, Inc.*+                                      5,006           109,231
Group 1 Automotive, Inc.                                2,130           106,287
Christopher & Banks Corp.                               3,590           105,833
Select Comfort Corp.*+                                  4,812           105,287
Hibbett Sporting Goods, Inc.*+                          3,830           100,269
99 Cents Only Stores*                                   8,150            96,414
Aaron Rents, Inc.+                                      4,190            96,286
Pacific Sunwear of California, Inc.*                    6,301            95,019
Genesco, Inc.*+                                         2,590            89,277
Stage Stores, Inc.                                      2,940            86,260
PEP Boys-Manny Moe & Jack                               6,686            85,915
Sonic Automotive, Inc.                                  3,647            84,209
Jos. A.  Bank Clothiers, Inc.*+                         2,788            83,528
Building Material Holding Corp.+                        3,186            82,900
Pier 1 Imports, Inc.+                                  11,000            81,620
Stein Mart, Inc.                                        5,344            81,282
Tuesday Morning Corp.                                   5,716            79,338
Cato Corp. -- Class A+                                  3,411            74,735
Finish Line, Inc. -- Class A                            5,874            74,130
Fred's, Inc.                                            5,699            71,921
Jo-Ann Stores, Inc.*+                                   4,203            70,274
HOT Topic, Inc.*                                        6,092            67,865
Midas Inc.*                                             2,820            58,318


--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.+                           3,588     $      57,229
Stamps.com, Inc.*                                       2,976            56,723
Audiovox Corp. -- Class A*                              4,044            56,292
PetMed Express, Inc.*+                                  4,708            49,152
Cost Plus, Inc.*+                                       3,776            45,199
Hancock Fabrics, Inc.*                                  7,329            21,034
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $18,832,219)                                                23,036,071
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    172,523           172,523
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $172,523)                                                      172,523
                                                                  -------------
SECURITIES LENDING COLLATERAL 26.7%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                 6,189,112         6,189,112
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,189,112)                                                     6,189,112
                                                                  -------------
TOTAL INVESTMENTS 126.7%
   (Cost $25,193,854)                                             $  29,397,706
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (26.7)%                                               $  (6,192,361)
                                                                  -------------
NET ASSETS - 100.0%                                               $  23,205,345

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Microsoft Corp.                                        19,968     $     545,725
Cisco Systems, Inc.*                                   16,875           388,125
International Business Machines Corp.                   4,283           350,949
Intel Corp.                                            16,705           343,622
Hewlett-Packard Co.                                     8,956           328,596
Oracle Corp.*                                          18,311           324,837
Apple Computer, Inc.* +                                 3,675           283,085
Google, Inc. -- Class A*+                                 685           275,301
Motorola, Inc.                                         10,565           264,125
Texas Instruments, Inc.+                                6,846           227,629
Qualcomm, Inc.                                          6,175           224,461
Dell, Inc.*                                             9,202           210,174
eBay, Inc.*+                                            6,620           187,743
Corning, Inc.*+                                         7,658           186,932
EMC Corp.*                                             14,017           167,924
Applied Materials, Inc.                                 9,355           165,864
Symantec Corp.*+                                        7,790           165,771
First Data Corp.+                                       3,937           165,354
Automatic Data Processing, Inc.                         3,398           160,861
Adobe Systems, Inc.*                                    4,238           158,713
Yahoo!, Inc.*+                                          6,241           157,772
Electronic Arts, Inc.*+                                 2,546           141,761
Sun Microsystems, Inc.*                                27,708           137,709
Xerox Corp.*                                            7,759           120,730
CA, Inc.+                                               5,058           119,824
Micron Technology, Inc.*+                               6,625           115,275
Nvidia Corp.*+                                          3,888           115,046
Network Appliance, Inc.*+                               3,107           114,990
Agilent Technologies, Inc.*                             3,504           114,546
Broadcom Corp. -- Class A*+                             3,757           113,987
Freescale Semiconductor, Inc. --
   Class B*+                                            2,892           109,925
Paychex, Inc.+                                          2,976           109,666
Electronic Data Systems Corp.+                          4,431           108,648
Advanced Micro Devices, Inc.* +                         4,246           105,513
Intuit, Inc.*                                           3,204           102,816
Cognizant Technology Solutions Corp. --
   Class A*                                             1,376           101,907
SanDisk Corp.*+                                         1,866            99,906
Akamai Technologies, Inc.*+                             1,970            98,480
Juniper Networks, Inc.*+                                5,675            98,064
Lucent Technologies, Inc.*+                            41,061            96,083
Analog Devices, Inc. +                                  3,199            94,019
KLA-Tencor Corp.+                                       2,084            92,675
Computer Sciences Corp.*                                1,876            92,149
Linear Technology Corp.                                 2,871            89,346
Fiserv, Inc.*                                           1,876            88,341
Mastercard Co., Inc. *+                                 1,230            86,530

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Autodesk, Inc.*                                         2,476     $      86,115
Maxim Integrated Products, Inc.+                        3,019            84,743
National Semiconductor Corp.+                           3,595            84,590
NCR Corp.* +                                            2,127            83,974
MEMC Electronic Materials, Inc.*+                       2,257            82,674
Fidelity National Information
   Services, Inc.                                       2,223            82,251
Xilinx, Inc.                                            3,722            81,698
Altera Corp.* +                                         4,318            79,365
BEA Systems, Inc.*                                      5,219            79,329
Microchip Technology, Inc.                              2,411            78,165
Jabil Circuit, Inc.                                     2,729            77,968
Iron Mountain, Inc.*                                    1,793            76,991
Harris Corp.                                            1,712            76,167
BMC Software, Inc.*                                     2,795            76,080
Lexmark International, Inc.*                            1,309            75,477
Lam Research Corp.*+                                    1,656            75,066
Amphenol Corp. -- Class A                               1,205            74,626
Citrix Systems, Inc.*+                                  2,037            73,760
Affiliated Computer Services, Inc. --
   Class A*                                             1,408            73,019
Activision, Inc.* +                                     4,712            71,151
CDW Corp.                                               1,153            71,117
Salesforce.com, Inc.*+                                  1,952            70,038
Total System Services, Inc.+                            3,054            69,723
Avaya, Inc.*                                            6,067            69,406
Symbol Technologies, Inc.+                              4,630            68,802
Cadence Design Systems, Inc.*                           3,879            65,788
Comverse Technology, Inc.*                              3,049            65,371
DST Systems, Inc.*+                                     1,042            64,260
Molex, Inc.+                                            1,648            64,223
VeriSign, Inc.*                                         3,105            62,721
Alliance Data Systems Corp.*                            1,119            61,758
Tellabs, Inc.*                                          5,541            60,729
McAfee, Inc.*                                           2,451            59,951
Novellus Systems, Inc.*+                                2,164            59,856
Intersil Corp. -- Class A+                              2,354            57,791
Western Digital Corp.*                                  3,187            57,685
Red Hat, Inc.*+                                         2,724            57,422
Integrated Device Technology, Inc.*                     3,567            57,286
Compuware Corp.*                                        7,159            55,769
AVX Corp.                                               3,152            55,759
Ingram Micro, Inc. -- Class A*+                         2,879            55,162
QLogic Corp.*                                           2,918            55,150
Sabre Holdings Corp.                                    2,344            54,826
Reynolds & Reynolds Co. -- Class A                      1,373            54,247


--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Atmel Corp.*                                            8,934     $      53,961
Global Payments, Inc.                                   1,226            53,956
JDS Uniphase Corp.*+                                   24,630            53,940
CheckFree Corp.*+                                       1,300            53,716
Diebold, Inc.+                                          1,224            53,281
Convergys Corp.*                                        2,563            52,926
Cypress Semiconductor Corp.*+                           2,957            52,546
LSI Logic Corp.*+                                       6,356            52,246
Ceridian Corp.*                                         2,336            52,233
Mettler Toledo International, Inc.*                       789            52,192
Synopsys, Inc.*+                                        2,636            51,982
Solectron Corp.*+                                      15,611            50,892
Arrow Electronics, Inc.*                                1,851            50,773
Avnet, Inc.* +                                          2,585            50,718
Trimble Navigation Ltd.*                                1,060            49,905
Sybase, Inc.*                                           2,056            49,837
Parametric Technology Corp.*                            2,828            49,377
Anixter International, Inc. +                             870            49,129
Zebra Technologies Corp. -- Class A*+                   1,373            49,071
Agere Systems, Inc.*                                    3,244            48,433
Hyperion Solutions Corp.*                               1,403            48,375
THQ, Inc.*+                                             1,651            48,160
Gartner, Inc. -- Class A*+                              2,704            47,563
Factset Research Systems, Inc.                            978            47,501
Teradyne, Inc.*+                                        3,596            47,323
Polycom, Inc.*+                                         1,903            46,681
Fair Isaac Corp.+                                       1,275            46,627
Tektronix, Inc.                                         1,605            46,433
Varian Semiconductor Equipment
   Associates, Inc.*+                                   1,262            46,315
Fairchild Semiconductor
   International, Inc.*                                 2,464            46,077
F5 Networks, Inc.*                                        840            45,125
International Rectifier Corp.*+                         1,293            45,048
Jack Henry & Associates, Inc.+                          2,069            45,042
Flir Systems, Inc.*+                                    1,654            44,923
Micros Systems, Inc.*+                                    910            44,517
National Instruments Corp.+                             1,625            44,427
Acxiom Corp.                                            1,787            44,067
Vishay Intertechnology, Inc.*                           3,133            43,987
MoneyGram International, Inc.                           1,506            43,764
WebEx Communications, Inc.*+                            1,110            43,312
CommScope, Inc.*                                        1,294            42,521
Tech Data Corp.*                                        1,151            42,046
ADTRAN, Inc.+                                           1,763            42,030
Benchmark Electronics, Inc.*+                           1,556            41,825
Novell, Inc.*                                           6,820            41,738

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Filenet Corp.*                                          1,190     $      41,448
Belden CDT, Inc. +                                      1,078            41,212
Ciena Corp.*+                                           1,507            41,058
RF Micro Devices, Inc.*                                 5,400            40,932
Hewitt Associates, Inc. -- Class A*                     1,684            40,854
Internet Security Systems, Inc.*                        1,471            40,835
VeriFone Holdings, Inc.*+                               1,421            40,570
Unisys Corp.*                                           7,049            39,897
Avocent Corp.*                                          1,308            39,397
Spansion, Inc.*+                                        2,340            39,008
Avid Technology, Inc.*+                                 1,070            38,969
Cymer, Inc.*+                                             880            38,641
CACI International, Inc. -- Class A*                      700            38,507
Sanmina-SCI Corp.*                                     10,269            38,406
Ansys, Inc.*+                                             860            37,995
MPS Group, Inc.*+                                       2,499            37,760
ADC Telecommunications, Inc.*                           2,512            37,680
Technitrol, Inc.                                        1,260            37,611
Andrew Corp.*                                           4,054            37,418
Silicon Laboratories, Inc.*+                            1,200            37,224
3Com Corp.*+                                            8,343            36,793
NAVTEQ Corp.*+                                          1,373            35,849
SRA International, Inc. -- Class A*+                    1,190            35,771
Imation Corp.                                             880            35,332
Take-Two Interactive Software, Inc.*+                   2,476            35,308
Palm, Inc.*+                                            2,420            35,235
Rambus, Inc.*                                           2,020            35,229
Itron, Inc.*+                                             630            35,154
Macrovision Corp.*+                                     1,482            35,109
CSG Systems International, Inc.*                        1,327            35,073
Cree, Inc.*+                                            1,714            34,469
ATMI, Inc.*                                             1,180            34,303
eFunds Corp.*                                           1,388            33,562
Utstarcom, Inc.*+                                       3,766            33,404
Mentor Graphics Corp.*                                  2,370            33,370
Rogers Corp.*                                             540            33,345
Progress Software Corp.*                                1,260            32,760
j2 Global Communications, Inc.* +                       1,200            32,604
Diodes, Inc.*                                             750            32,377
Cognex Corp.                                            1,280            32,333
Global Imaging Systems, Inc.*                           1,450            32,001
Advent Software, Inc.* +                                  880            31,865
Quality Systems, Inc.+                                    820            31,808
Wind River Systems, Inc.*+                              2,960            31,702


--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Coherent, Inc.*+                                          910     $      31,541
Websense, Inc.*+                                        1,456            31,464
Insight Enterprises, Inc.*                              1,520            31,327
Brooks Automation, Inc.*                                2,397            31,281
Transaction Systems Architects, Inc.
   -- Class A*                                            910            31,231
BISYS Group, Inc.*                                      2,829            30,723
Kronos, Inc.*                                             900            30,681
Advanced Energy Industries, Inc.*                       1,752            29,854
Keane, Inc.*+                                           2,064            29,742
Microsemi Corp.*                                        1,570            29,594
Talx Corp.+                                             1,165            28,566
Harmonic, Inc.*                                         3,880            28,518
Epicor Software Corp.*                                  2,174            28,501
Comtech Telecommunications Corp.*+                        850            28,458
Dycom Industries, Inc.*+                                1,315            28,272
Digital Insight Corp.*                                    960            28,147
MRO Software, Inc.*                                     1,090            27,980
Lattice Semiconductor Corp.*                            4,099            27,955
Axcelis Technologies, Inc.*                             3,948            27,873
Triquint Semiconductor, Inc.*+                          5,337            27,752
Standard Microsystems Corp.*                              970            27,567
Scansource, Inc.*+                                        900            27,297
Semtech Corp.*                                          2,137            27,268
Manhattan Associates, Inc.*                             1,120            27,037
Paxar Corp.*                                            1,351            26,993
Park Electrochemical Corp.                                851            26,960
United Online, Inc.                                     2,210            26,918
Skyworks Solutions, Inc.*                               5,154            26,749
Littelfuse, Inc.*+                                        770            26,719
PMC - Sierra, Inc.*                                     4,496            26,706
Micrel, Inc.*                                           2,760            26,468
Brightpoint, Inc.*                                      1,844            26,222
McData Corp. -- Class A*                                5,174            26,025
Altiris, Inc.*                                          1,210            25,519
Powerwave Technologies, Inc.*                           3,349            25,452
Synaptics, Inc.*+                                       1,040            25,345
Black Box Corp.                                           650            25,298
Gateway, Inc.*+                                        13,358            25,247
ViaSat, Inc.*                                           1,000            25,080
Komag, Inc.*+                                             780            24,929
Electro Scientific Industries, Inc.*                    1,210            24,926
Aeroflex, Inc.*                                         2,418            24,857
Cabot Microelectronics Corp.*+                            860            24,785
Newport Corp.*                                          1,520            24,776
FEI Co.*                                                1,170            24,699
Rudolph Technologies, Inc.*                             1,340            24,562
Netgear, Inc.*+                                         1,190            24,502

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Mantech International Corp. -- Class A*                   740     $      24,427
Plantronics, Inc.+                                      1,393            24,419
Power Integrations, Inc.*                               1,244            24,382
Open Solutions, Inc.*                                     840            24,200
MAXIMUS, Inc.                                             920            24,012
DSP Group, Inc.*                                        1,049            23,970
KEMET Corp.*+                                           2,933            23,669
Kulicke & Soffa Industries, Inc.*                       2,636            23,302
Inter-Tel, Inc.                                         1,070            23,112
Daktronics, Inc.                                        1,110            22,966
Photronics, Inc.*+                                      1,602            22,636
Hutchinson Technology, Inc.*                            1,040            21,871
Supertex, Inc.*+                                          560            21,767
Adaptec, Inc.*                                          4,931            21,746
Gevity HR, Inc.                                           950            21,641
Veeco Instruments, Inc.*+                               1,070            21,561
JDA Software Group, Inc.*                               1,380            21,280
Plexus Corp.*                                           1,100            21,120
MTS Systems Corp.                                         650            21,021
Exar Corp.*                                             1,570            20,865
Checkpoint Systems, Inc.*                               1,263            20,852
InfoSpace, Inc.*                                        1,120            20,653
C-COR, Inc.*                                            2,383            20,446
CTS Corp.                                               1,480            20,394
Radisys Corp.*                                            942            20,018
Actel Corp.*                                            1,280            19,904
Radiant Systems, Inc.*                                  1,640            19,811
Symmetricom, Inc.*                                      2,433            19,634
Ciber, Inc.*                                            2,928            19,413
Cohu, Inc.                                              1,086            19,363
Gerber Scientific, Inc.*                                1,260            18,875
LoJack Corp.*                                             960            18,806
SPSS, Inc.*                                               740            18,448
Sonic Solutions, Inc.*+                                 1,190            18,136
Digi International, Inc.*                               1,300            17,550
Bankrate, Inc.*+                                          660            17,530
Agilsys, Inc.                                           1,240            17,410
Methode Electronics, Inc. -- Class A                    1,801            17,128
Pericom Semiconductor Corp.*                            1,700            16,575
Neoware, Inc.*+                                         1,210            16,444
Bel Fuse, Inc. -- Class B                                 502            16,109
PC-Tel, Inc.*                                           1,532            16,086
Blue Coat Systems, Inc.*                                  890            16,029
Ultratech, Inc.*                                        1,180            15,718
MapInfo Corp.*                                          1,220            15,653
Napster, Inc.*                                          3,647            15,573
Novatel Wireless, Inc.*                                 1,600            15,408
EPIQ Systems, Inc.*+                                    1,040            15,298


--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Secure Computing Corp.*+                                2,395     $      15,160
Photon Dynamics, Inc.*                                  1,110            14,730
Credence Systems Corp.*                                 5,106            14,552
X-Rite, Inc.+                                           1,330            14,284
Ditech Networks, Inc.*                                  1,840            14,186
Kopin Corp.*                                            4,151            13,906
Captaris, Inc.*                                         2,351            13,777
Mercury Computer Systems, Inc.*                         1,130            13,391
Keithley Instruments, Inc.                              1,010            12,878
Planar Systems, Inc.*                                   1,070            12,145
Startek, Inc.                                             950            11,847
Bell Microproducts, Inc.*                               2,261            11,735
Network Equipment Technologies, Inc.*                   2,683            11,054
Carreker Corp.*                                         1,797            11,034
Tollgrade Communications, Inc.*                         1,118            10,006
Phoenix Technologies, Ltd.*                             2,190             9,417
Catapult Communications Corp.*                          1,120             9,363
MIVA, Inc.*+                                            2,653             8,755
ESS Technologies, Inc.*                                 4,066             3,781
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $14,099,809)                                                17,227,865
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  5.00% due 10/02/06                             $    106,414           106,414
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $106,414)                                                      106,414
                                                                  -------------
SECURITIES LENDING COLLATERAL 17.6%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 3,046,744         3,046,744
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,046,744)                                                     3,046,744
                                                                  -------------
TOTAL INVESTMENTS 117.7%
   (Cost $17,252,967)                                             $  20,381,023
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.7)%                                               $  (3,063,576)
                                                                  -------------
NET ASSETS - 100.0%                                               $  17,317,447

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
-------------------------------------------------------------------------------
                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.0%

Cisco Systems, Inc.*                                   90,125     $   2,072,875
AT&T, Inc.+                                            60,189         1,959,754
Verizon Communications, Inc.+                          47,571         1,766,311
Vodafone Group, PLC. -- SP ADR+                        74,957         1,713,517
BellSouth Corp.                                        36,201         1,547,593
Nokia OYJ -- SP ADR+                                   72,454         1,426,619
Motorola, Inc.                                         56,440         1,411,000
Qualcomm, Inc.                                         32,967         1,198,350
Telefonaktiebolaget LM Ericsson -- SP
   ADR+                                                34,140         1,176,123
Sprint Nextel Corp.+                                   60,990         1,045,979
Corning, Inc.*                                         40,900           998,369
Alltel Corp. +                                         12,566           697,413
American Tower Corp. -- Class A*+                      18,712           682,988
Qwest Communications International,
   Inc.*+                                              77,824           678,625
Alcatel SA -- SP ADR                                   54,250           660,765
Juniper Networks, Inc.*+                               30,323           523,981
NII Holdings, Inc. -- Class B*+                         8,380           520,901
Lucent Technologies, Inc.*+                           219,314           513,195
Embarq Corp.                                            9,722           470,253
Crown Castle International Corp.*+                     12,714           448,041
Level 3 Communications, Inc.*+                         76,500           409,275
Harris Corp.                                            9,166           407,795
Avaya, Inc.*                                           32,414           370,816
CenturyTel, Inc.+                                       9,012           357,506
Citizens Communications Co.                            25,435           357,107
Comverse Technology, Inc.*                             16,289           349,236
Tellabs, Inc.*                                         29,573           324,120
JDS Uniphase Corp.*+                                  131,544           288,081
U.S. Cellular Corp.*                                    4,818           287,635
Leap Wireless International, Inc. --
   Class B*                                             5,790           280,757
Polycom, Inc.*+                                        10,168           249,421
SBA Communications Corp.*                              10,120           246,220
Telephone & Data Systems, Inc.                          5,670           238,707
F5 Networks, Inc.*                                      4,432           238,087
CommScope, Inc.*                                        6,925           227,556
ADTRAN, Inc.+                                           9,424           224,668
Belden CDT, Inc. +                                      5,780           220,969
Ciena Corp.*+                                           8,054           219,464
Avocent Corp.*                                          6,957           209,545
NeuStar, Inc.*+                                         7,440           206,460

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                          13,443     $     201,645
Andrew Corp.* +                                        21,637           199,710
3Com Corp.*+                                           44,567           196,541
Cincinnati Bell, Inc.*                                 39,556           190,660
Utstarcom, Inc.*+                                      20,094           178,234
Windstream Corp.+                                      13,011           171,615
Commonwealth Telephone Enterprises, Inc.                4,092           168,713
Harmonic, Inc.*                                        20,737           152,417
Comtech Telecommunications Corp.*+                      4,504           150,794
Dycom Industries, Inc.*+                                7,010           150,715
Powerwave Technologies, Inc.*                          17,872           135,827
Black Box Corp.                                         3,456           134,508
ViaSat, Inc.*                                           5,292           132,723
Plantronics, Inc.+                                      7,449           130,581
Netgear, Inc.*+                                         6,304           129,799
General Communication, Inc. -- Class A*                10,354           128,286
Inter-Tel, Inc.                                         5,705           123,228
C-COR, Inc.*                                           12,712           109,069
Symmetricom, Inc.*                                     12,996           104,878
Digi International, Inc.*                               6,928            93,528
PC-Tel, Inc.*                                           8,197            86,069
Blue Coat Systems, Inc.*                                4,740            85,367
Bel Fuse, Inc. -- Class B                               2,585            82,953
Ditech Networks, Inc.*                                  9,816            75,681
Network Equipment Technologies, Inc.*                  14,335            59,060
Tollgrade Communications, Inc.*                         5,961            53,351
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $25,254,246)                                                30,652,029
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    173,198           173,198
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $173,198)                                                      173,198
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
-------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 23.7%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                 7,277,600     $   7,277,600
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,277,600)                                                     7,277,600
                                                                  -------------
TOTAL INVESTMENTS 124.3%
   (Cost $32,705,044)                                             $  38,102,828
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.3)%                                               $  (7,445,558)
                                                                  -------------
NET ASSETS - 100.0%                                               $  30,657,270

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

United Parcel Service, Inc. --
   Class B+                                            42,671     $   3,069,752
FedEx Corp.                                            24,460         2,658,313
Burlington Northern Santa Fe Corp.                     32,464         2,384,156
Union Pacific Corp.+                                   25,744         2,265,472
Norfolk Southern Corp.+                                42,242         1,860,760
Southwest Airlines Co.+                               105,965         1,765,377
CSX Corp.+                                             53,690         1,762,643
Expeditors International Washington,
   Inc.+                                               29,538         1,316,804
CH Robinson Worldwide, Inc.+                           27,325         1,218,148
AMR Corp.* +                                           42,047           972,968
US Airways Group, Inc.*                                19,800           877,734
Laidlaw International, Inc.                            29,830           815,254
Ryder System, Inc.+                                    15,467           799,335
J.B. Hunt Transport Services, Inc.+                    37,680           782,614
Continental Airlines, Inc. -- Class B*+                25,960           734,928
Landstar System, Inc.+                                 16,912           722,142
UAL Corp.*                                             26,970           716,593
Kansas City Southern*+                                 24,951           681,412
Alexander & Baldwin, Inc. +                            15,148           672,117
YRC Worldwide, Inc.*+                                  17,682           654,941
Con-way, Inc.                                          14,303           641,060
SkyWest, Inc.+                                         24,252           594,659
Alaska Air Group, Inc.* +                              15,172           577,143
Werner Enterprises, Inc.+                              29,780           557,184
Heartland Express, Inc.+                               35,486           556,420
Swift Transportation Co., Inc.*+                       23,209           550,517
Kirby Corp.*                                           17,482           547,711
JetBlue Airways Corp.*+                                57,248           530,689
Knight Transportation, Inc.+                           31,194           528,738
EGL, Inc.*                                             13,593           495,329
Arkansas Best Corp.                                    10,830           466,015
Old Dominion Freight Line, Inc.*                       15,070           452,552
Forward Air Corp.+                                     13,309           440,395
HUB Group, Inc. -- Class A*+                           19,330           440,337
AirTran Holdings, Inc.*+                               37,409           371,097
Frontier Airlines Holdings, Inc.*+                     34,090           281,243
Mesa Air Group, Inc.*+                                 28,990           224,962
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $27,735,123)                                                34,987,514
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    254,722     $     254,722
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $254,722)                                                      254,722
                                                                  -------------
SECURITIES LENDING COLLATERAL 35.1%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                                12,325,961        12,325,961
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,325,961)                                                   12,325,961
                                                                  -------------
TOTAL INVESTMENTS 135.3%
   (Cost $40,315,806)                                             $  47,568,197
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (35.3)%                                               $ (12,413,500)
                                                                  -------------
NET ASSETS - 100.0%                                               $  35,154,697

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%

Exelon Corp.+                                          30,194     $   1,827,945
TXU Corp.                                              24,408         1,525,988
Duke Energy Corp.                                      49,431         1,492,816
Southern Co.+                                          42,338         1,458,967
Dominion Resources, Inc.+                              18,954         1,449,791
FPL Group, Inc.+                                       27,534         1,239,030
FirstEnergy Corp.+                                     21,681         1,211,101
Entergy Corp.                                          15,044         1,176,892
PG&E Corp.+                                            26,143         1,088,856
American Electric Power Co., Inc.                      29,871         1,086,408
AES Corp.*+                                            52,620         1,072,922
Edison International+                                  25,445         1,059,530
Sempra Energy+                                         21,003         1,055,401
Public Service Enterprise Group,
   Inc.+                                               17,131         1,048,246
PPL Corp.+                                             30,212           993,975
Progress Energy, Inc.+                                 21,364           969,498
Consolidated Edison, Inc.+                             20,714           956,987
Constellation Energy Group, Inc.                       15,957           944,654
Ameren Corp. +                                         17,785           938,870
Xcel Energy, Inc.+                                     40,433           834,941
Mirant Corp.*                                          29,490           805,372
DTE Energy Co.+                                        18,400           763,784
KeySpan Corp.                                          18,329           754,055
Questar Corp.                                           9,079           742,390
Allegheny Energy, Inc.*                                18,480           742,342
NiSource, Inc.                                         31,063           675,310
NRG Energy, Inc.*+                                     14,805           670,666
Wisconsin Energy Corp.                                 14,950           644,943
CenterPoint Energy, Inc. +                             43,947           629,321
Pinnacle West Capital Corp.                            13,880           625,294
Oneok, Inc.                                            16,342           617,564
SCANA Corp.+                                           15,270           614,923
Pepco Holdings, Inc.+                                  25,036           605,120
Equitable Resources, Inc.+                             16,684           583,606
Alliant Energy Corp. +                                 16,290           582,042
NSTAR +                                                16,978           566,386
Northeast Utilities                                    23,960           557,549
Reliant Energy, Inc.*+                                 44,525           548,103
MDU Resources Group, Inc.+                             23,928           534,552
CMS Energy Corp.*+                                     36,430           526,049
Energy East Corp.+                                     21,827           517,736
TECO Energy, Inc.                                      32,887           514,682
OGE Energy Corp.+                                      14,162           511,390
Energen Corp.                                          12,150           508,721
DPL, Inc.+                                             18,741           508,256
National Fuel Gas Co.+                                 13,620           495,087

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Sierra Pacific Resources*                              33,315     $     477,737
Southern Union Co.                                     17,927           473,452
Puget Energy, Inc.                                     20,480           465,510
Aqua America, Inc.+                                    21,130           463,592
Great Plains Energy, Inc.+                             14,832           460,089
AGL Resources, Inc. +                                  12,541           457,747
UGI Corp.                                              18,224           445,577
Atmos Energy Corp. +                                   14,964           427,222
Westar Energy, Inc.+                                   17,938           421,722
Dynegy, Inc. -- Class A*                               74,809           414,442
Hawaiian Electric Industries, Inc.+                    14,966           404,980
WPS Resources Corp.                                     8,145           404,236
PNM Resources, Inc.+                                   14,588           402,191
Vectren Corp.+                                         14,686           394,319
Piedmont Natural Gas Co.+                              15,530           393,064
Nicor, Inc.+                                            9,109           389,501
Duquesne Light Holdings, Inc.                          19,190           377,275
IDACORP, Inc.+                                          9,813           371,030
Peoples Energy Corp.+                                   9,110           370,322
Aquila, Inc.*                                          82,893           358,927
WGL Holdings, Inc.+                                    11,430           358,216
New Jersey Resources Corp.+                             6,820           336,226
Southwest Gas Corp.+                                    9,920           330,534
Cleco Corp.+                                           13,005           328,246
Unisource Energy Corp.                                  9,342           311,369
Allete, Inc. +                                          7,130           309,799
Avista Corp.                                           12,927           306,111
El Paso Electric Co.*                                  13,657           305,097
Northwest Natural Gas Co.                               7,570           297,350
Black Hills Corp. +                                     8,690           292,071
UIL Holding Corp.                                       7,480           280,500
South Jersey Industries, Inc.                           9,090           271,882
CH Energy Group, Inc.                                   5,130           264,041
Laclede Group, Inc.                                     7,032           225,587
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $44,650,571)                                                51,868,025
                                                                  -------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc.
  5.00% due 10/02/06                             $    259,984           259,984
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $259,984)                                                      259,984
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 29.6%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                              $ 15,483,899     $  15,483,899
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,483,899)                                                   15,483,899
                                                                  -------------
TOTAL INVESTMENTS 129.4%
   (Cost $60,394,454)                                             $  67,611,908
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (29.4)%                                               $ (15,375,038)
                                                                  -------------
NET ASSETS - 100.0%                                               $  52,236,870

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 62.3%

FINANCIALS 15.0%
Insurance 3.9%
     MetLife, Inc.                                      1,390     $      78,785
     Hartford Financial Services
       Group, Inc.                                        700            60,725
     UnumProvident Corp.                                2,820            54,680
     AmerUs Group Co.                                     760            51,687
     Genworth Financial, Inc. -- Class A                1,380            48,314
     First American Corp.                               1,130            47,844
     MBIA, Inc.                                           570            35,021
     Principal Financial Group, Inc.                      510            27,683
     Old Republic International Corp.                   1,210            26,801
     Chubb Corp.                                          510            26,500
     Aon Corp.                                            710            24,048
     Ohio Casualty Corp.                                  910            23,542
     American Financial Group, Inc.                       310            14,548
     Horace Mann Educators Corp.                          600            11,538
     Hanover Insurance Group, Inc.                        240            10,711
                                                                  -------------
Total Insurance                                                         542,427
                                                                  -------------
Real Estate 3.4%
     Longview Fibre Co.                                 1,950            39,624
     Heritage Property Investment Trust                   940            34,272
     Saxon Capital, Inc.                                2,440            34,258
     Trizec Properties, Inc.                            1,180            34,114
     Pan Pacific Retail Properties, Inc.                  490            34,016
     Newkirk Realty Trust Co., Inc.                     2,050            33,784
     Glenborough Realty Trust, Inc.                     1,310            33,706
     Reckson Associates Realty Corp.                      780            33,384
     Sizeler Property Investors                         2,210            33,216
     MortgageIT Holdings, Inc.                          2,350            33,088
     CentraCore Properties Trust                          970            30,797
     Liberty Property Trust                               390            18,638
     Brookfield Asset Management,
       Inc. -- Class A                                    310            13,745
     Brookfield Properties Corp.                          290            10,243
     Forest City Enterprises, Inc. --
       Class A                                            150             8,145

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     CB Richard Ellis Group, Inc. --                      300     $       7,380
       Class A*
     St. Joe Co.                                          130             7,133
     Jones Lang LaSalle, Inc.                              60             5,129
     Trammell Crow Co.*                                   100             3,651
     Equity Office Properties Trust                        90             3,578
     Equity Residential                                    70             3,541
     Host Hotels & Resorts, Inc.                          150             3,440
     ProLogis                                              60             3,424
     General Growth Properties, Inc.                       70             3,336
     Archstone-Smith Trust                                 60             3,266
     AvalonBay Communities, Inc.                           20             2,408
     Plum Creek Timber Co., Inc. (REIT)                    70             2,383
     Macerich Co.                                          30             2,291
     Developers Diversified Realty Corp.                   40             2,230
                                                                  -------------
Total Real Estate                                                       478,220
                                                                  -------------
Banks 2.2%
     North Fork Bancorporation, Inc.                    1,220            34,941
     AmSouth Bancorp                                    1,180            34,267
     Texas Regional Bancshares, Inc.
       -- Class A                                         890            34,220
     Interchange Financial Services Corp.               1,510            34,156
     Flag Financial Corp., Inc.                         1,360            34,054
     Republic Bancorp, Inc.                             2,550            33,992
     State National Bancshares, Inc.                      820            31,152
     MB Financial Corp.                                   876            30,897
     Commerce Bancorp, Inc.                               550            20,191
     FirstMerit Corp.                                     530            12,280
     SVB Financial Group*                                 240            10,714
                                                                  -------------
Total Banks                                                             310,864
                                                                  -------------
Capital Markets 1.9%
     Goldman Sachs Group, Inc.                            420            71,051
     Merrill Lynch & Co., Inc.                            840            65,705
     Franklin Resources, Inc.                             510            53,933
     E*Trade Financial Corp.*                             990            23,681
     Lehman Brothers Holdings, Inc.                       300            22,158
     Morgan Stanley                                        60             4,375
     Deutsche Bank AG                                      30             3,621
     Bank of New York Co., Inc.                            70             2,468
     Nomura Holdings, Inc. -- SP ADR                      140             2,461


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     UBS AG Co., Inc.                                      40     $       2,372
     Credit Suisse Group -- SP ADR                         40             2,318
     Mellon Financial Corp.                                50             1,955
     State Street Corp.                                    30             1,872
     Northern Trust Corp.                                  30             1,753
     Bear Stearns Cos., Inc.                               10             1,401
                                                                  -------------
Total Capital Markets                                                   261,124
                                                                  -------------
Thrifts & Mortgage Finance 1.7%
     Sovereign Bancorp, Inc.                            2,730            58,722
     Golden West Financial Corp.                          450            34,762
     Harbor Florida Bancshares, Inc.                      770            34,119
     Commercial Capital Bancorp, Inc.                   2,140            34,112
     Radian Group, Inc.                                   420            25,200
     PMI Group, Inc.                                      550            24,096
     IndyMac Bancorp, Inc.                                340            13,994
     First Niagara Financial Group, Inc.                  730            10,643
                                                                  -------------
Total Thrifts & Mortgage Finance                                        235,648
                                                                  -------------
Diversified Financials 1.6%
     J.P. Morgan Chase & Co.                            2,410           113,173
     CIT Group, Inc.                                    1,470            71,486
     Leucadia National Corp.                            1,510            39,517
                                                                  -------------
Total Diversified Financials                                            224,176
                                                                  -------------
Consumer Finance 0.3%
     ACE Cash Express, Inc.*                            1,140            34,075
                                                                  -------------
Total Consumer Finance                                                   34,075
                                                                  -------------
Total Financials                                                      2,086,534
                                                                  -------------
INFORMATION TECHNOLOGY 9.0%
Semiconductor & Semiconductor
Equipment 1.9%
     ADE Corp.*                                         1,060            33,941
     Freescale Semiconductor, Inc. --
       Class A*                                           890            33,864
     Nvidia Corp.*                                      1,130            33,437
     ATI Technologies, Inc.*                            1,550            33,247
     Advanced Micro Devices, Inc.                       1,300            32,305
     Lam Research Corp.*                                  470            21,305
     Atmel Corp.*                                       3,090            18,664
     Intersil Corp. -- Class A                            650            15,957
     LSI Logic Corp.*                                   1,780            14,632
     International Rectifier Corp.*                       400            13,936

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     MEMC Electronic Materials, Inc.*                     350     $      12,821
                                                                  -------------
Total Semiconductor &
Semiconductor Equipment                                                 264,109
                                                                  -------------
Software 1.9%
     Embarcadero Technologies, Inc.*                    4,210            34,606
     Intergraph Corp.*                                    800            34,304
     MRO Software, Inc.*                                1,330            34,141
     Filenet Corp.*                                       980            34,134
     Reynolds & Reynolds Co. -- Class A                   860            33,979
     Internet Security Systems, Inc.*                   1,220            33,867
     Novell, Inc.*                                      3,730            22,828
     Parametric Technology Corp.*                         840            14,666
     Compuware Corp.*                                   1,810            14,100
     Advent Software, Inc.*                               130             4,707
     Wind River Systems, Inc.*                            130             1,392
                                                                  -------------
Total Software                                                          262,724
                                                                  -------------
Communications Equipment 1.4%
     Corning, Inc.*                                     2,050            50,041
     Lucent Technologies, Inc.*                        14,830            34,702
     Inter-Tel, Inc.                                    1,540            33,264
     Tellabs, Inc.*                                     1,990            21,810
     JDS Uniphase Corp.*                                8,690            19,031
     Ciena Corp.*                                         610            16,623
     CommScope, Inc.*                                     450            14,787
     Dycom Industries, Inc.*                              170             3,655
     ADC Telecommunications, Inc.*                        140             2,100
                                                                  -------------
Total Communications Equipment                                          196,013
                                                                  -------------
Electronic Equipment & Instruments 1.4%
     Lipman Electronic Engineering Ltd.*                1,220            34,428
     Excel Technology, Inc.*                            1,150            34,028
     Metrologic Instruments, Inc.*                      1,870            33,959
     Symbol Technologies, Inc.                          2,110            31,355
     Avnet, Inc.*                                       1,530            30,019
     Arrow Electronics, Inc.*                             550            15,087
     Sanmina-SCI Corp.*                                 3,220            12,043
                                                                  -------------
Total Electronic Equipment & Instruments                                190,919
                                                                  -------------
Computers & Peripherals 1.1%
     Apple Computer, Inc.*                                840            64,705
     McData Corp. -- Class A*                           6,890            34,657
     msystems, Ltd.*                                      770            30,985


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Imation Corp.                                        230     $       9,234
     SanDisk Corp.*                                       150             8,031
                                                                  -------------
Total Computers & Peripherals                                           147,612
                                                                  -------------
IT Consulting & Services 0.8%
     Computer Sciences Corp.*                             450            22,104
     Affiliated Computer Services,
       Inc. -- Class A*                                   390            20,226
     Sabre Holdings Corp.                                 640            14,970
     CheckFree Corp.*                                     350            14,462
     MoneyGram International, Inc.                        490            14,239
     MPS Group, Inc.*                                     910            13,750
     BISYS Group, Inc.*                                   770             8,362
                                                                  -------------
Total IT Consulting & Services                                          108,113
                                                                  -------------
Internet Software & Services 0.3%
     Yahoo!, Inc.*                                      1,930            48,790
                                                                  -------------
Total Internet Software & Services                                       48,790
                                                                  -------------
Office Electronics 0.2%
     Xerox Corp.*                                       2,060            32,054
                                                                  -------------
Total Office Electronics                                                 32,054
                                                                  -------------
Total Information Technology                                          1,250,334
                                                                  -------------
CONSUMER DISCRETIONARY 6.7%
Hotels, Restaurants & Leisure 1.7%
     Carnival Corp.                                     1,090            51,263
     Intrawest Corp., Inc.                                990            34,195
     Aztar Corp.*                                         640            33,926
     Riviera Holdings Corp.*                            1,660            33,914
     Lone Star Steakhouse & Saloon, Inc.                1,220            33,879
     Ryan's Restaurant Group, Inc.*                     2,130            33,803
     CBRL Group, Inc.                                     290            11,725
                                                                  -------------
Total Hotels, Restaurants & Leisure                                     232,705
                                                                  -------------
Specialty Retail 1.4%
     Michaels Stores, Inc.                                790            34,397
     Rent-Way, Inc.*                                    3,260            34,197
     PETCO Animal Supplies, Inc.*                       1,190            34,082
     GameStop Corp. -- Class A*                           490            22,677
     AnnTaylor Stores Corp.*                              470            19,674
     AutoNation, Inc.*                                    890            18,601
     Circuit City Stores, Inc.                            470            11,802
     Borders Group, Inc.                                  460             9,384
     Payless Shoesource, Inc.*                            280             6,972
                                                                  -------------
Total Specialty Retail                                                  191,786
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Multiline Retail 1.1%
     Federated Department Stores, Inc.                  1,760     $      76,050
     Target Corp.                                         780            43,095
     J.C. Penney Holding Co., Inc.                        350            23,936
     Nordstrom, Inc.                                       90             3,807
                                                                  -------------
Total Multiline Retail                                                  146,888
                                                                  -------------
Media 1.0%
     Univision Communications, Inc. --
       Class A*                                         1,470            50,480
     Advo, Inc.                                         1,180            33,016
     Gannett Co., Inc.                                    520            29,552
     Belo Corp. -- Class A                                630             9,960
     Scholastic Corp.*                                    290             9,033
     Media General, Inc.                                   80             3,018
     Westwood One, Inc.                                   340             2,407
                                                                  -------------
Total Media                                                             137,466
                                                                  -------------
Household Durables 0.9%
     Lennar Corp. -- Class A                              810            36,653
     Whirlpool Corp.                                      420            35,326
     D.R. Horton, Inc.                                    750            17,963
     KB HOME                                              270            11,826
     American Greetings Corp. -- Class A                  360             8,323
     Furniture Brands International, Inc.                 400             7,616
     Pulte Homes, Inc.                                    100             3,186
     Toll Brothers, Inc.*                                  80             2,246
     Ryland Group, Inc.                                    40             1,728
     Hovnanian Enterprises, Inc. --
       Class A*                                            50             1,467
                                                                  -------------
Total Household Durables                                                126,334
                                                                  -------------
Health Care Providers & Services 0.2%
     Alderwoods Group, Inc.*                            1,720            34,108
                                                                  -------------
Total Health Care Providers & Services                                   34,108
                                                                  -------------
Leisure Equipment & Products 0.2%
     Brunswick Corp.                                      480            14,971
     Callaway Golf Co.                                    430             5,637
                                                                  -------------
Total Leisure Equipment & Products                                       20,608
                                                                  -------------
Auto Components 0.1%
     Goodyear Tire & Rubber Co.*                          780            11,310
     Modine Manufacturing Co.                             290             7,056
                                                                  -------------
Total Auto Components                                                    18,366
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Textiles & Apparel 0.1%
     Polo Ralph Lauren Corp.                              250     $      16,172
                                                                  -------------
Total Textiles & Apparel                                                 16,172
                                                                  -------------
Automobiles 0.0%
     Thor Industries, Inc.                                140             5,764
                                                                  -------------
Total Automobiles                                                         5,764
                                                                  -------------
Total Consumer Discretionary                                            930,197
                                                                  -------------
HEALTH CARE 6.1%
Health Care Providers & Services 2.3%
     McKesson Corp.                                     1,390            73,281
     HCA, Inc.                                          1,320            65,855
     Express Scripts, Inc.*                               870            65,676
     WellPoint, Inc.*                                     640            49,312
     Health Net, Inc.*                                    530            23,065
     Community Health Systems, Inc.*                      560            20,916
     Triad Hospitals, Inc.*                               330            14,530
     LifePoint Hospitals, Inc.*                           280             9,890
                                                                  -------------
Total Health Care Providers & Services                                  322,525
                                                                  -------------
Pharmaceuticals 1.8%
     Pfizer, Inc.                                       3,970           112,589
     King Pharmaceuticals, Inc.*                        2,400            40,872
     Andrx Corp.*                                       1,390            33,958
     Barr Pharmaceuticals, Inc.*                          530            27,528
     Valeant Pharmaceuticals
       International                                      850            16,813
     Watson Pharmaceuticals, Inc.*                        520            13,609
                                                                  -------------
Total Pharmaceuticals                                                   245,369
                                                                  -------------
Health Care Equipment & Supplies 1.1%
     TriPath Imaging, Inc.*                             3,770            34,043
     Intermagnetics General Corp.*                      1,250            33,812
     Fisher Scientific International,
       Inc.*                                              430            33,643
     Encore Medical Corp.*                              5,330            33,579
     Intuitive Surgical, Inc.*                            150            15,818
                                                                  -------------
Total Health Care Equipment & Supplies                                  150,895
                                                                  -------------
Biotechnology 0.9%
     Biogen Idec, Inc.*                                 1,920            85,786
     Applera Corp. - Applied
       Biosystems Group                                   670            22,184
     Cephalon, Inc.*                                      270            16,672
                                                                  -------------
Total Biotechnology                                                     124,642
                                                                  -------------
Total Health Care                                                       843,431
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 5.8%
Commercial Services & Supplies 1.4%
     West Corp.*                                          710     $      34,293
     Banta Corp.                                          720            34,272
     ARAMARK Corp. -- Class B                           1,040            34,174
     NCO Group, Inc.*                                   1,300            34,086
     Robert Half International, Inc.                      650            22,081
     Manpower, Inc.                                       260            15,930
     Korn/Ferry International, Inc.*                      400             8,376
     Monster Worldwide, Inc.*                             160             5,790
                                                                  -------------
Total Commercial Services & Supplies                                    189,002
                                                                  -------------
Road & Rail 0.8%
     Norfolk Southern Corp.                             1,450            63,872
     Burlington Northern Santa Fe
       Corp                                               500            36,720
     Werner Enterprises, Inc.                             550            10,291
     YRC Worldwide, Inc.*                                 100             3,704
                                                                  -------------
Total Road & Rail                                                       114,587
                                                                  -------------
Aerospace & Defense 0.8%
     Boeing Co.                                           790            62,291
     Northrop Grumman Corp.                               570            38,800
     DRS Technologies, Inc.                               240            10,481
                                                                  -------------
Total Aerospace & Defense                                               111,572
                                                                  -------------
Industrial Conglomerates 0.7%
     Tyco International Ltd.                            2,370            66,336
     Teleflex, Inc.                                       460            25,595
     Sequa Corp. -- Class A*                              100             9,386
                                                                  -------------
Total Industrial Conglomerates                                          101,317
                                                                  -------------
Machinery 0.7%
     Timken Co.                                           940            27,993
     Lincoln Electric Holdings, Inc.                      400            21,780
     Cummins, Inc.                                        170            20,269
     Crane Co.                                            340            14,212
     Trinity Industries, Inc.                             350            11,260
                                                                  -------------
Total Machinery                                                          95,514
                                                                  -------------
Airlines 0.6%
     Southwest Airlines Co.                             2,110            35,153
     Alaska Air Group, Inc.*                              330            12,553
     British Airways  PLC -- SP ADR*                       80             6,402
     Ryanair Holdings PLC -- SP ADR*                      100             6,329
     AMR Corp.*                                           210             4,859


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     US Airways Group, Inc.*                               90     $       3,990
     UAL Corp.*                                           130             3,454
     Gol Linhas Aereas Inteligentes
       SA -- SP ADR                                       100             3,435
     Continental Airlines, Inc. --
       Class B*                                           120             3,397
     SkyWest, Inc.                                        100             2,452
     AirTran Holdings, Inc.*                              190             1,885
                                                                  -------------
Total Airlines                                                           83,909
                                                                  -------------
Electrical Equipment 0.4%
     Thomas & Betts Corp.*                                290            13,836
     ABB Ltd. -- SP ADR                                   690             9,094
     Emerson Electric Co.                                 100             8,386
     Rockwell Automation, Inc.                             80             4,648
     Cooper Industries Ltd. -- Class A                     50             4,261
     American Power Conversion Corp.                      170             3,733
     Hubbell, Inc. -- Class B                              60             2,874
     AMETEK, Inc.                                          60             2,613
     Acuity Brands, Inc.                                   50             2,270
     General Cable Corp.*                                  50             1,911
     Energy Conversion Devices, Inc.*                      50             1,852
     Regal-Beloit Corp.                                    40             1,740
     A.O. Smith Corp.                                      40             1,577
                                                                  -------------
Total Electrical Equipment                                               58,795
                                                                  -------------
Construction & Engineering 0.4%
     Granite Construction, Inc.                           370            19,739
     Fluor Corp.                                          100             7,689
     Foster Wheeler, Ltd.*                                100             3,859
     Shaw Group, Inc.*                                    150             3,546
     Washington Group International, Inc.                  60             3,532
     URS Corp.*                                            90             3,500
     Chicago Bridge & Iron NV Co.                         140             3,368
     EMCOR Group, Inc.*                                    40             2,194
     Insituform Technologies, Inc. --
       Class A*                                            90             2,185
                                                                  -------------
Total Construction & Engineering                                         49,612
                                                                  -------------
Trading Companies & Distributors 0.0%
     United Rentals, Inc.*                                240             5,580
                                                                  -------------
Total Trading Companies & Distributors                                    5,580
                                                                  -------------
Total Industrials                                                       809,888
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CONSUMER STAPLES 5.3%
Food Products 2.5%
     Archer-Daniels-Midland Co.                         2,620     $      99,246
     ConAgra Foods, Inc.                                2,290            56,059
     General Mills, Inc.                                  800            45,280
     Tyson Foods, Inc. -- Class A                       2,390            37,953
     Gold Kist, Inc.*                                   1,670            34,803
     Delta & Pine Land Co.                                840            34,020
     Premium Standard Farms, Inc.                       1,720            32,766
     Tootsie Roll Industries, Inc.                        440            12,896
                                                                  -------------
Total Food Products                                                     353,023
                                                                  -------------
Tobacco 0.9%
     Reynolds American, Inc.                            1,460            90,476
     Altria Group, Inc.                                   330            25,261
     UST, Inc.                                            120             6,580
     Loews Corp. - Carolina Group                          80             4,431
     Vector Group Ltd.                                    121             1,955
                                                                  -------------
Total Tobacco                                                           128,703
                                                                  -------------
Food & Drug Retailing 0.8%
     Kroger Co.                                         2,540            58,776
     CVS Corp.                                          1,510            48,501
                                                                  -------------
Total Food & Drug Retailing                                             107,277
                                                                  -------------
Beverages 0.7%
     Coca-Cola Enterprises, Inc.                        2,170            45,201
     Brown-Forman Corp. -- Class B                        420            32,193
     PepsiAmericas, Inc.                                1,160            24,755
                                                                  -------------
Total Beverages                                                         102,149
                                                                  -------------
Household Products 0.4%
     Procter & Gamble Co.                                 300            18,594
     Church & Dwight Co., Inc.                            460            17,990
     Kimberly-Clark Corp.                                 110             7,190
     Clorox Co.                                            70             4,410
     Central Garden and Pet Co.*                           30             1,448
                                                                  -------------
Total Household Products                                                 49,632
                                                                  -------------
Total Consumer Staples                                                  740,784
                                                                  -------------
ENERGY 5.2%
Energy Equipment & Services 2.8%
     Transocean, Inc.*                                    810            59,316
     Baker Hughes, Inc.                                   820            55,924
     Grant Prideco, Inc.*                               1,470            55,904
     Veritas DGC, Inc.*                                   530            34,885
     Maverick Tube Corp.*                                 530            34,360
     NS Group, Inc.*                                      530            34,211


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Seitel, Inc.*                                      8,930     $      32,773
     Warrior Energy Service Corp.*                      1,220            31,415
     Patterson-UTI Energy, Inc.                         1,100            26,136
     Rowan Cos., Inc.                                     720            22,774
     Nabors Industries Ltd.*                              260             7,735
                                                                  -------------
Total Energy Equipment & Services                                       395,433
                                                                  -------------
Oil & Gas 2.4%
     ConocoPhillips                                     1,510            89,890
     Devon Energy Corp.                                   830            52,415
     Apache Corp.                                         700            44,240
     Peabody Energy Corp.                                 960            35,309
     Giant Industries, Inc.*                              420            34,104
     Maritrans, Inc.                                      850            31,110
     Consol Energy, Inc.                                  910            28,874
     Overseas Shipholding Group, Inc.                     230            14,207
     Anadarko Petroleum Corp.                              40             1,753
                                                                  -------------
Total Oil & Gas                                                         331,902
                                                                  -------------
Total Energy                                                            727,335
                                                                  -------------
UTILITIES 3.6%
Multi-Utilities 1.4%
     Constellation Energy Group, Inc.                     700            41,440
     AES Corp.*                                         1,790            36,498
     NorthWestern Corp.                                   970            33,931
     KeySpan Corp.                                        470            19,336
     MDU Resources Group, Inc.                            700            15,638
     Alliant Energy Corp.                                 260             9,290
     Wisconsin Energy Corp.                               170             7,334
     Mirant Corp.*                                        250             6,827
     DTE Energy Co.                                       150             6,226
     NRG Energy, Inc.*                                    120             5,436
     Energy East Corp.                                    180             4,270
     Ormat Technologies, Inc.                              70             2,290
     TECO Energy, Inc.                                     50               782
                                                                  -------------
Total Multi-Utilities                                                   189,298
                                                                  -------------
Electric Utilities 1.2%
     Duquesne Light Holdings, Inc.                      1,740            34,209
     American Electric Power Co., Inc.                    620            22,549
     Progress Energy, Inc.                                450            20,421
     Pepco Holdings, Inc.                                 820            19,819
     TXU Corp.                                            240            15,005
     Edison International                                 350            14,574
     Pinnacle West Capital Corp.                          280            12,614
     Westar Energy, Inc.                                  310             7,288

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     E.ON AG -- SP ADR                                    160     $       6,347
     Korea Electric Power Corp. -- SP
       ADR                                                200             3,910
     Southern Co.                                         110             3,791
     Scottish Power, Inc. -- SP ADR                        70             3,399
     FirstEnergy Corp.                                     60             3,352
     Entergy Corp.                                         40             3,129
     Black Hills Corp.                                     70             2,353
                                                                  -------------
Total Electric Utilities                                                172,760
                                                                  -------------
Gas Utilities 1.0%
     Peoples Energy Corp.                                 900            36,585
     Cascade Natural Gas Corp.                          1,320            34,439
     Questar Corp.                                        180            14,719
     National Fuel Gas Co.                                320            11,632
     Oneok, Inc.                                          120             4,535
     Energen Corp.                                         90             3,768
     Southern Union Co.                                   130             3,433
     AGL Resources, Inc.                                   90             3,285
     UGI Corp.                                            130             3,178
     Atmos Energy Corp.                                   110             3,141
     Piedmont Natural Gas Co.                             110             2,784
     Nicor, Inc.                                           60             2,566
     WGL Holdings, Inc.                                    80             2,507
     New Jersey Resources Corp.                            50             2,465
     Southwest Gas Corp.                                   70             2,332
                                                                  -------------
Total Gas Utilities                                                     131,369
                                                                  -------------
Total Utilities                                                         493,427
                                                                  -------------
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.2%
     Verizon Communications, Inc.                       2,380            88,369
     AT&T, Inc.                                         1,840            59,910
     Qwest Communications
       International, Inc.*                             4,360            38,019
     Talk America Holdings, Inc.*                       3,890            36,955
     BellSouth Corp.                                      830            35,483
     Commonwealth Telephone
       Enterprises, Inc.                                  840            34,633
     CenturyTel, Inc.                                     450            17,852
                                                                  -------------
Total Diversified Telecommunication Services                            311,221
                                                                  -------------
Wireless Telecommunication Services 0.8%
     Sprint Nextel Corp.                                3,080            52,822
     Alltel Corp.                                         720            39,960


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Telephone & Data Systems, Inc.                       420     $      17,682
                                                                  -------------
Total Wireless Telecommunication Services                               110,464
                                                                  -------------
Total Telecommunication Services                                        421,685
                                                                  -------------
MATERIALS 2.6%
Metals & Mining 1.7%
     Allegheny Technologies, Inc.                         660            41,045
     Glamis Gold Ltd.*                                    900            35,487
     Aleris International, Inc.*                          670            33,862
     Cambior, Inc.*                                     9,270            32,723
     United States Steel Corp.                            320            18,458
     Commercial Metals Co.                                630            12,808
     Steel Dynamics, Inc.                                 190             9,585
     Reliance Steel & Aluminum Co.                        290             9,321
     BHP Billiton Ltd. -- SP ADR                          170             6,440
     Rio Tinto  PLC -- SP ADR                              30             5,689
     Companhia Vale do Rio Doce -- SP
       ADR                                                190             4,096
     POSCO -- SP ADR                                       50             3,246
     Mittal Steel NV Co. -- Class A                        90             3,127
     Alcoa, Inc.                                          100             2,804
     Anglo American  PLC -- ADR                           120             2,532
     Nucor Corp.                                           50             2,474
     Barrick Gold Corp.                                    80             2,458
     Newmont Mining Corp.                                  50             2,137
     Alcan, Inc.                                           50             1,993
     Phelps Dodge Corp.                                    20             1,694
     Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                     30             1,598
     AngloGold Ashanti Ltd. -- SP ADR                      40             1,510
                                                                  -------------
Total Metals & Mining                                                   235,087
                                                                  -------------
Chemicals 0.8%
     MacDermid, Inc.                                    1,050            34,251
     Eastman Chemical Co.                                 600            32,412
     Olin Corp.                                         1,030            15,821
     Lubrizol Corp.                                       300            13,719
     Airgas, Inc.                                         310            11,213
     Lyondell Chemical Co.                                390             9,894
                                                                  -------------
Total Chemicals                                                         117,310
                                                                  -------------
Paper & Forest Products 0.1%
     Louisiana-Pacific Corp.                              520             9,760

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Bowater, Inc.                                        250     $       5,143
                                                                  -------------
Total Paper & Forest Products                                            14,903
                                                                  -------------
Total Materials                                                         367,300
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $8,521,704)                                                  8,670,915
                                                                  -------------
EXCHANGE TRADED FUNDS 2.2%
     PowerShares DB Commodity Index
       Tracking Fund Co., Inc.*                        12,780           305,442
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $326,452)                                                      305,442
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 31.5%
Collateralized by U.S. Treasury
Obligations

UBS, Inc. at
    5.04% due 10/02/06                           $    599,830           599,830
Lehman Brothers, Inc. at
    5.00% due 10/02/06                                417,593           417,593
Credit Suisse at
    4.94% due 10/02/06+                             1,974,272         1,974,272
Morgan Stanley at
    4.89% due 10/02/06                                599,830           599,830
Citigroup, Inc. at
     4.80% due 10/02/06                               799,773           799,773
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,391,298)                                                  4,391,298
                                                                  -------------

TOTAL LONG SECURITIES 96.0%
   (Cost $13,239,454)                                                13,367,655
                                                                  -------------


                                                       SHARES
-------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (44.3)%

TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
     Citizens Communications Co.                          650            (9,126)
                                                                  -------------
Total Diversified Telecommunication Services                             (9,126)
                                                                  -------------
Total Telecommunication Services                                         (9,126)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
UTILITIES (1.6)%
Water Utilities (0.1)%
     Aqua America, Inc.                                   730     $     (16,016)
                                                                  -------------
Total Water Utilities                                                   (16,016)
                                                                  -------------
Gas Utilities (0.2)%
     Equitable Resources, Inc.                            750           (26,235)
                                                                  -------------
Total Gas Utilities                                                     (26,235)
                                                                  -------------
Multi-Utilities (0.4)%
     Dynegy, Inc. -- Class A*                             820            (4,543)
     CenterPoint Energy, Inc.                             920           (13,174)
     WPS Resources Corp.                                  700           (34,741)
                                                                  -------------
Total Multi-Utilities                                                   (52,458)
                                                                  -------------
Electric Utilities (0.9)%
     Allegheny Energy, Inc.*                               50            (2,008)
     PPL Corp.                                            220            (7,238)
     Northeast Utilities                                  450           (10,472)
     FPL Group, Inc.                                      770           (34,650)
     Exelon Corp.                                       1,140           (69,016)
                                                                  -------------
Total Electric Utilities                                               (123,384)
                                                                  -------------
Total Utilities                                                        (218,093)
                                                                  -------------
MATERIALS (1.9)%
Construction Materials (0.1)%
     Florida Rock Industries, Inc.                        410           (15,871)
                                                                  -------------
Total Construction Materials                                            (15,871)
                                                                  -------------
Containers & Packaging (0.1)%
     Pactiv Corp.*                                        800           (22,736)
                                                                  -------------
Total Containers & Packaging                                            (22,736)
                                                                  -------------
Paper & Forest Products (0.4)%
     MeadWestvaco Corp.                                   700           (18,557)
     Weyerhaeuser Co.                                     570           (35,072)
                                                                  -------------
Total Paper & Forest Products                                           (53,629)
                                                                  -------------
Metals & Mining (0.5)%
     Iamgold Corp.                                      3,940           (33,451)
     Goldcorp, Inc.                                     1,540           (36,344)
                                                                  -------------
Total Metals & Mining                                                   (69,795)
                                                                  -------------
Chemicals (0.8)%
     Valspar Corp.                                        230            (6,118)
     Scotts Miracle-Gro Co. -- Class A                    150            (6,674)
     Sensient Technologies Corp.                          390            (7,632)
     Hercules, Inc.*                                      900           (14,193)
     Chemtura Corp.                                     1,990           (17,253)
     Dow Chemical Co.                                     570           (22,219)
     Ecolab, Inc.                                         760           (32,543)
                                                                  -------------
Total Chemicals                                                        (106,632)
                                                                  -------------
Total Materials                                                        (268,663)
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INDUSTRIALS (3.7)%
Electrical Equipment (0.1)%
     Roper Industries, Inc.                               190     $      (8,500)
                                                                  -------------
Total Electrical Equipment                                               (8,500)
                                                                  -------------
Building Products (0.1)%
     Masco Corp.                                          330            (9,049)
                                                                  -------------
Total Building Products                                                  (9,049)
                                                                  -------------
Airlines (0.1)%
     JetBlue Airways Corp.*                             1,780           (16,501)
                                                                  -------------
Total Airlines                                                          (16,501)
                                                                  -------------
Construction & Engineering (0.2)%
     Quanta Services, Inc.*                               160            (2,697)
     Jacobs Engineering Group, Inc.*                      290           (21,672)
                                                                  -------------
Total Construction & Engineering                                        (24,369)
                                                                  -------------
Aerospace & Defense (0.2)%
     General Dynamics Corp.                               410           (29,385)
                                                                  -------------
Total Aerospace & Defense                                               (29,385)
                                                                  -------------
Air Freight & Couriers (0.2)%
     CH Robinson Worldwide, Inc.                          260           (11,591)
     Expeditors International
       Washington, Inc.                                   410           (18,278)
                                                                  -------------
Total Air Freight & Couriers                                            (29,869)
                                                                  -------------
Trading Companies & Distributors (0.6)%
     GATX Corp.                                           410           (16,962)
     MSC Industrial Direct Co. --
       Class A                                            560           (22,814)
     Fastenal Co.                                       1,280           (49,370)
                                                                  -------------
Total Trading Companies & Distributors                                  (89,146)
                                                                  -------------
Machinery (1.1)%
     Tecumseh Products Co. -- Class A*                    190            (2,890)
     Pentair, Inc.                                        330            (8,643)
     Flowserve Corp.*                                     190            (9,612)
     Joy Global, Inc.                                     260            (9,778)
     Oshkosh Truck Corp.                                  230           (11,608)
     ITT Industries, Inc.                                 340           (17,432)
     SPX Corp.                                            380           (20,307)
     Ingersoll-Rand Co. -- Class A                        560           (21,269)
     Graco, Inc.                                          570           (22,264)
     Illinois Tool Works, Inc.                            640           (28,736)
                                                                  -------------
Total Machinery                                                        (152,539)
                                                                  -------------
Commercial Services & Supplies (1.1)%
     Avis Budget Group, Inc.                              210            (3,841)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Deluxe Corp.                                       1,090     $     (18,639)
     Stericycle, Inc.*                                    320           (22,333)
     Corporate Executive Board Co.                        250           (22,477)
     Avery Dennison Corp.                                 440           (26,475)
     Cintas Corp.                                         760           (31,031)
     Pitney Bowes, Inc.                                   780           (34,608)
                                                                  -------------
Total Commercial Services & Supplies                                   (159,404)
                                                                  -------------
Total Industrials                                                      (518,762)
                                                                  -------------
CONSUMER DISCRETIONARY (3.8)%
Multiline Retail (0.1)%
     Saks, Inc.                                           600           (10,368)
                                                                  -------------
Total Multiline Retail                                                  (10,368)
                                                                  -------------
Leisure Equipment & Products (0.1)%
     Mattel, Inc.                                         890           (17,533)
                                                                  -------------
Total Leisure Equipment & Products                                      (17,533)
                                                                  -------------
Household Durables (0.2)%
     M.D.C. Holdings, Inc.                                160            (7,432)
     Centex Corp.                                         260           (13,681)
                                                                  -------------
Total Household Durables                                                (21,113)
                                                                  -------------
Internet & Catalog Retail (0.2)%
     Amazon.com, Inc.*                                    840           (26,981)
                                                                  -------------
Total Internet & Catalog Retail                                         (26,981)
                                                                  -------------
Auto Components (0.2)%
     Johnson Controls, Inc.                                60            (4,305)
     ArvinMeritor, Inc.                                   430            (6,123)
     Bandag, Inc.                                         160            (6,566)
     Lear Corp.                                           620           (12,834)
                                                                  -------------
Total Auto Components                                                   (29,828)
                                                                  -------------
Textiles & Apparel (0.2)%
     Coach, Inc.*                                         900           (30,960)
                                                                  -------------
Total Textiles & Apparel                                                (30,960)
                                                                  -------------
Commercial Services & Supplies (0.3)%
     DeVry, Inc.*                                          70            (1,489)
     Sotheby's Holdings, Inc. -- Class A                   90            (2,901)
     H&R Block, Inc.                                      570           (12,392)
     ITT Educational Services, Inc.*                      190           (12,597)
     Apollo Group, Inc. -- Class A*                       290           (14,280)
                                                                  -------------
Total Commercial Services & Supplies                                    (43,659)
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Automobiles (0.3)%
     Ford Motor Co.                                     1,860     $     (15,047)
     General Motors Corp.                                 880           (29,269)
                                                                  -------------
Total Automobiles                                                       (44,316)
                                                                  -------------
Specialty Retail (0.5)%
     OfficeMax, Inc.                                       50            (2,037)
     CarMax, Inc.*                                         80            (3,337)
     Office Depot, Inc.*                                  180            (7,146)
     Advance Auto Parts, Inc.                             280            (9,223)
     Pier 1 Imports, Inc.                               1,320            (9,794)
     Chico's FAS, Inc.*                                   670           (14,425)
     Urban Outfitters, Inc.*                            1,310           (23,174)
                                                                  -------------
Total Specialty Retail                                                  (69,136)
                                                                  -------------
Media (0.8)%
     Reader's Digest Association, Inc.                    530            (6,869)
     Dow Jones & Co., Inc.                                340           (11,404)
     Interpublic Group of Cos., Inc.*                   3,120           (30,888)
     Time Warner, Inc.                                  3,380           (61,617)
                                                                  -------------
Total Media                                                            (110,778)
                                                                  -------------
Hotels, Restaurants & Leisure (0.9)%
     Scientific Games Corp. -- Class A*                   100            (3,180)
     International Game Technology, Inc.                  190            (7,885)
     Harrah's Entertainment, Inc.                         360           (23,915)
     Marriott International, Inc. --
       Class A                                            780           (30,139)
     Starbucks Corp.*                                   1,850           (62,993)
                                                                  -------------
Total Hotels, Restaurants & Leisure                                    (128,112)
                                                                  -------------
Total Consumer Discretionary                                           (532,784)
                                                                  -------------
ENERGY (4.1)%
Oil & Gas (1.7)%
     Forest Oil Corp.*                                    430           (13,584)
     Quicksilver Resources, Inc.*                         500           (15,950)
     Noble Energy, Inc.                                   560           (25,530)
     Sunoco, Inc.                                         430           (26,742)
     Kinder Morgan, Inc.                                  260           (27,261)
     Arch Coal, Inc.                                    1,160           (33,536)
     El Paso Corp.                                      6,750           (92,070)
                                                                  -------------
Total Oil & Gas                                                        (234,673)
                                                                  -------------
Energy Equipment & Services (2.4)%
     Superior Energy Services, Inc.*                      570           (14,968)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Compagnie Generale de                                590     $     (18,148)
       Geophysique SA, Inc. -- SP ADR*
     FMC Technologies, Inc.*                              660           (35,442)
     Weatherford International Ltd.*                    1,610           (67,169)
     Smith International, Inc.                          1,800           (69,840)
     Schlumberger Ltd.                                  2,150          (133,365)
                                                                  -------------
Total Energy Equipment & Services                                      (338,932)
                                                                  -------------
Total Energy                                                           (573,605)
                                                                  -------------
CONSUMER STAPLES (4.2)%
Tobacco (0.2)%
     Universal Corp.                                      760           (27,762)
                                                                  -------------
Total Tobacco                                                           (27,762)
                                                                  -------------
Personal Products (0.4)%
     Alberto-Culver Co. -- Class B                        300           (15,177)
     Avon Products, Inc.                                1,130           (34,646)
                                                                  -------------
Total Personal Products                                                 (49,823)
                                                                  -------------
Beverages (0.5)%
     Constellation Brands, Inc. --
       Class A*                                           910           (26,190)
     Molson Coors Brewing Co. -- Class B                  680           (46,852)
                                                                  -------------
Total Beverages                                                         (73,042)
                                                                  -------------
Food & Drug Retailing (0.6)%
     Whole Foods Market, Inc.                           1,400           (83,202)
                                                                  -------------
Total Food & Drug Retailing                                             (83,202)
                                                                  -------------
Household Products (0.8)%
     Energizer Holdings, Inc.*                            300           (21,597)
     Colgate-Palmolive Co.                              1,400           (86,940)
                                                                  -------------
Total Household Products                                               (108,537)
                                                                  -------------
Food Products (1.7)%
     Smithfield Foods, Inc.*                              240            (6,485)
     WM Wrigley Jr Co.                                    790           (36,387)
     Sara Lee Corp.                                     4,180           (67,173)
     Hershey Co.                                        2,380          (127,211)
                                                                  -------------
Total Food Products                                                    (237,256)
                                                                  -------------
Total Consumer Staples                                                 (579,622)
                                                                  -------------
HEALTH CARE (4.9)%
Health Care Providers & Services (0.9)%
     Tenet Healthcare Corp.*                            2,170           (17,664)
     Coventry Health Care, Inc.*                          390           (20,093)
     AmerisourceBergen Corp.                              520           (23,504)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     CIGNA Corp.                                          490     $     (56,997)
                                                                  -------------
Total Health Care Providers & Services                                 (118,258)
                                                                  -------------
Biotechnology (1.1)%
     Vertex Pharmaceuticals, Inc.*                        120            (4,038)
     Affymetrix, Inc.*                                    460            (9,917)
     Martek Biosciences Corp.*                            800           (17,208)
     PDL BioPharma, Inc.*                                 960           (18,432)
     Medimmune, Inc.*                                   1,480           (43,231)
     Gilead Sciences, Inc.*                               960           (65,952)
                                                                  -------------
Total Biotechnology                                                    (158,778)
                                                                  -------------
Health Care Equipment & Supplies (1.3)%
     Thermo Electron Corp.*                               250            (9,832)
     Gen-Probe, Inc.*                                     340           (15,943)
     Advanced Medical Optics, Inc.*                       570           (22,544)
     St. Jude Medical, Inc.*                              760           (26,820)
     Varian Medical Systems, Inc.*                        660           (35,237)
     Boston Scientific Corp.*                           5,110           (75,577)
                                                                  -------------
Total Health Care Equipment & Supplies                                 (185,953)
                                                                  -------------
Pharmaceuticals (1.6)%
     Perrigo Co.                                        1,170           (19,855)
     Sepracor, Inc.*                                      560           (27,127)
     Allergan, Inc.                                       420           (47,296)
     Forest Laboratories, Inc.*                         1,190           (60,226)
     Schering-Plough Corp.                              2,990           (66,049)
                                                                  -------------
Total Pharmaceuticals                                                  (220,553)
                                                                  -------------
Total Health Care                                                      (683,542)
                                                                  -------------
INFORMATION TECHNOLOGY (8.7)%
Electronic Equipment & Instruments 0.0%
     Plexus Corp.*                                        170            (3,264)
                                                                  -------------
Total Electronic Equipment & Instruments                                 (3,264)
                                                                  -------------
Office Electronics (0.1)%
     Zebra Technologies Corp. -- Class A*                 330           (11,794)
                                                                  -------------
Total Office Electronics                                                (11,794)
                                                                  -------------
Internet Software & Services (0.6)%
     VeriSign, Inc.*                                      780           (15,756)
     Google, Inc. -- Class A*                             160           (64,304)
                                                                  -------------
Total Internet Software & Services                                      (80,060)
                                                                  -------------
Communications Equipment (0.6)%
     Plantronics, Inc.                                    340            (5,960)
     Andrew Corp.*                                        990            (9,138)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Utstarcom, Inc.*                                   1,780     $     (15,788)
     Juniper Networks, Inc.*                            1,370           (23,674)
     Alcatel SA -- SP ADR                               2,930           (35,687)
                                                                  -------------
Total Communications Equipment                                          (90,247)
                                                                  -------------
IT Consulting & Services (1.4)%
     VeriFone Holdings, Inc.*                             620           (17,701)
     Gartner, Inc. -- Class A*                          1,230           (21,636)
     Unisys Corp.*                                      4,080           (23,093)
     Alliance Data Systems Corp.*                         560           (30,906)
     Cognizant Technology Solutions
       Corp. -- Class A*                                  650           (48,139)
     Paychex, Inc.                                      1,410           (51,958)
                                                                  -------------
Total IT Consulting & Services                                         (193,433)
                                                                  -------------
Computers & Peripherals (1.5)%
     Palm, Inc.*                                          550            (8,008)
     QLogic Corp.*                                        650           (12,285)
     Brocade Communications Systems,
       Inc.*                                            5,240           (36,995)
     Lexmark International, Inc.*                         680           (39,209)
     Dell, Inc.*                                        2,330           (53,217)
     Network Appliance, Inc.*                           1,630           (60,326)
                                                                  -------------
Total Computers & Peripherals                                          (210,040)
                                                                  -------------
Software (2.2)%
     Citrix Systems, Inc.*                                350           (12,674)
     Transaction Systems Architects,
       Inc. -- Class A*                                   480           (16,474)
     CA, Inc.                                           1,090           (25,822)
     Activision, Inc.*                                  3,040           (45,904)
     Electronic Arts, Inc.*                             1,630           (90,758)
     Symantec Corp.*                                    5,300          (112,784)
                                                                  -------------
Total Software                                                         (304,416)
                                                                  -------------
Semiconductor & Semiconductor
Equipment (2.3)%
     Lattice Semiconductor Corp.*                       2,310           (15,754)
     PMC - Sierra, Inc.*                                3,320           (19,721)
     Teradyne, Inc.*                                    1,890           (24,873)
     Cypress Semiconductor Corp.*                       1,410           (25,056)
     Fairchild Semiconductor
       International, Inc.*                             1,380           (25,806)
     Analog Devices, Inc.                               1,580           (46,436)
     Intel Corp.                                        3,800           (78,166)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Applied Materials, Inc.                            4,780     $     (84,749)
                                                                  -------------
Total Semiconductor &
Semiconductor Equipment                                                (320,561)
                                                                  -------------
Total Information Technology                                         (1,213,815)
                                                                  -------------
FINANCIALS (11.3)%
Diversified Financials (0.2)%
     Moody's Corp.                                        360           (23,537)
                                                                  -------------
Total Diversified Financials                                            (23,537)
                                                                  -------------
Consumer Finance (0.5)%
     Capital One Financial Corp.                          270           (21,238)
     SLM Corp.                                            960           (49,901)
                                                                  -------------
Total Consumer Finance                                                  (71,139)
                                                                  -------------
Thrifts & Mortgage Finance (1.0)%
     New York Community Bancorp, Inc.                   1,320           (21,622)
     Freddie Mac                                        1,800          (119,394)
                                                                  -------------
Total Thrifts & Mortgage Finance                                       (141,016)
                                                                  -------------
Capital Markets (1.3)%
     Jefferies Group, Inc.                                470           (13,395)
     SEI Investments Co.                                  300           (16,857)
     T. Rowe Price Group, Inc.                            410           (19,618)
     Federated Investors, Inc. --
       Class B                                            620           (20,962)
     Waddell & Reed Financial, Inc. --
       Class A                                            890           (22,028)
     Janus Capital Group, Inc.                          1,220           (24,058)
     Eaton Vance Corp.                                    980           (28,283)
     Charles Schwab Corp.                               1,790           (32,041)
                                                                  -------------
Total Capital Markets                                                  (177,242)
                                                                  -------------
Banks (1.5)%
     Mercantile Bankshares Corp.                          360           (13,057)
     Synovus Financial Corp.                              650           (19,090)
     Wachovia Corp.                                       470           (26,226)
     Citizens Banking Corp.                             1,130           (29,674)
     MB Financial Corp                                    838           (30,897)
     Regions Financial Corp.                              950           (34,951)
     National City Corp.                                1,330           (48,678)
                                                                  -------------
Total Banks                                                            (202,573)
                                                                  -------------
Insurance (2.8)%
     Stancorp Financial Group, Inc.                       200            (8,926)
     Arthur J. Gallagher & Co.                            650           (17,335)
     Everest Re Group Ltd.                                270           (26,333)
     Loews Corp.                                          770           (29,183)
     Allstate Corp.                                       630           (39,520)
     Brown & Brown, Inc.                                1,420           (43,395)
     ACE Ltd.                                             820           (44,879)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Marsh & McLennan Cos., Inc.                        1,980     $     (55,737)
     XL Capital Ltd.                                      850           (58,395)
     Progressive Corp.                                  2,990           (73,375)
                                                                  -------------
Total Insurance                                                        (397,078)
                                                                  -------------
Real Estate (4.0)%
     Potlatch Corp.                                       210            (7,791)
     SL Green Realty Corp.                                 80            (8,936)
     Rayonier, Inc.                                       280           (10,584)
     Highwoods Properties, Inc.                           400           (14,884)
     United Dominion Realty Trust, Inc.                   960           (28,992)
     Lexington Corporate Properties
       Trust                                            1,660           (35,158)
     Vornado Realty Trust                                 340           (37,060)
     Boston Properties, Inc.                              420           (43,403)
     Public Storage, Inc.                               1,394           (43,855)
     Simon Property Group, Inc.                           640           (57,997)
     KIMCO Realty Corp.                                 6,360          (272,653)
                                                                  -------------
Total Real Estate                                                      (561,313)
                                                                  -------------
Total Financials                                                     (1,573,898)
                                                                  -------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $5,997,665)                                             (6,171,910)
                                                                  -------------
TOTAL INVESTMENTS 51.7%
   (Cost $7,241,789)                                              $   7,195,745
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 48.3%                                            $   6,728,328
                                                                  -------------
NET ASSETS - 100.0%                                               $  13,924,073

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 U.S. 10-Year Treasury
   Note Index Futures Contracts
   (Aggregate Market Value of
   Contracts $1,188,688)                                   11     $      14,938
                                                                  -------------
December 2006 S&P 500 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $2,487,788)                                   37     $      31,454
December 2006 Russell 2000 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $802,890)                                     11            12,475
December 2006 S&P MidCap  400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $684,450)                                      9             6,247

                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
(TOTAL AGGREGATE MARKET VALUE OF
CONTRACTS $5,163,815)                                             $      65,114
                                                                  -------------
FUTURES CONTRACTS SOLD SHORT
December 2006 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $1,542,240)                                   18     $      (4,773)
                                                                  -------------

*     Non-Income Producing Security.

+ All or a portion of this security is held as short security collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 73.5%

FINANCIALS 15.7%
   INSURANCE 5.6%
MetLife, Inc.                                           1,120     $      63,482
Hartford Financial Services Group, Inc.                   570            49,447
UnumProvident Corp.                                     2,500            48,475
First American Corp.                                    1,000            42,340
Genworth Financial, Inc. -- Class A                     1,120            39,211
Principal Financial Group, Inc.                           640            34,739
Aon Corp.                                                 880            29,806
MBIA, Inc.                                                460            28,262
Ohio Casualty Corp.                                       880            22,766
Old Republic International Corp.                          970            21,486
American Financial Group, Inc.                            390            18,303
AmerUs Group Co.                                          210            14,282
Hanover Insurance Group, Inc.                             300            13,389
Chubb Corp.                                               180             9,353
Horace Mann Educators Corp.                               480             9,230
                                                                  -------------

TOTAL INSURANCE                                                         444,571
                                                                  -------------

   CAPITAL MARKETS 3.7%
Goldman Sachs Group, Inc.                                 520            87,968
Merrill Lynch & Co., Inc.                               1,040            81,349
Franklin Resources, Inc.                                  510            53,932
E*Trade Financial Corp.*                                1,230            29,422
Lehman Brothers Holdings, Inc.                            150            11,079
Morgan Stanley                                             60             4,375
Deutsche Bank AG                                           30             3,621
UBS AG Co., Inc.                                           50             2,965
Nomura Holdings, Inc. -- SP ADR                           150             2,637
Bank of New York Co., Inc.                                 70             2,468
Credit Suisse Group -- SP ADR                              40             2,318
Mellon Financial Corp.                                     50             1,955
State Street Corp.                                         30             1,872
Northern Trust Corp.                                       30             1,753
Bear Stearns Cos., Inc.                                    10             1,401
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   289,115
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIALS 2.8%
J.P. Morgan Chase & Co.                                 2,410     $     113,173
CIT Group, Inc.                                         1,300            63,219
Leucadia National Corp.                                 1,670            43,704
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            220,096
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.5%
Sovereign Bancorp, Inc.                                 2,430            52,269
Radian Group, Inc.                                        340            20,400
PMI Group, Inc.                                           450            19,715
IndyMac Bancorp, Inc.                                     340            13,995
First Niagara Financial Group, Inc.                       730            10,643
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        117,022
                                                                  -------------

   REAL ESTATE 1.5%
Liberty Property Trust                                    390            18,638
Brookfield Asset Management, Inc. --
     Class A                                              320            14,189
Brookfield Properties Corp.                               290            10,243
Forest City Enterprises, Inc. -- Class A                  160             8,688
Longview Fibre Co.                                        420             8,534
CB Richard Ellis Group, Inc. -- Class A*                  300             7,380
St. Joe Co.                                               130             7,133
Jones Lang LaSalle, Inc.                                   60             5,129
ProLogis                                                   70             3,994
Equity Office Properties Trust                            100             3,976
Trammell Crow Co.*                                        100             3,651
Equity Residential                                         70             3,541
Host Hotels & Resorts, Inc.                               150             3,439
General Growth Properties, Inc.                            70             3,336
Archstone-Smith Trust                                      60             3,266
AvalonBay Communities, Inc.                                20             2,408
Plum Creek Timber Co., Inc. (REIT)                         70             2,383
Macerich Co.                                               30             2,291
Developers Diversified Realty Corp.                        40             2,230
                                                                  -------------

TOTAL REAL ESTATE                                                       114,449
                                                                  -------------

   BANKS 0.6%
Commerce Bancorp, Inc.                                    680            24,963
FirstMerit Corp.                                          530            12,280


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
SVB Financial Group*                                      240     $      10,714
                                                                  -------------

TOTAL BANKS                                                              47,957
                                                                  -------------

TOTAL FINANCIALS                                                      1,233,210
                                                                  -------------

INFORMATION TECHNOLOGY 9.6%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.6%
Advanced Micro Devices, Inc.*                           2,050            50,942
Nvidia Corp.*                                           1,130            33,437
MEMC Electronic Materials, Inc.*                          840            30,769
Atmel Corp.*                                            3,840            23,194
Lam Research Corp.*                                       470            21,305
Intersil Corp. -- Class A                                 650            15,957
LSI Logic Corp.*                                        1,780            14,632
International Rectifier Corp.*                            320            11,149
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           201,385
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.8%
Corning, Inc.*                                          2,040            49,797
Tellabs, Inc.*                                          2,470            27,071
JDS Uniphase Corp.*                                    10,790            23,630
Ciena Corp.*                                              757            20,632
CommScope, Inc.*                                          550            18,073
Dycom Industries, Inc.*                                   170             3,655
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          142,858
                                                                  -------------

   COMPUTERS & PERIPHERALS 1.5%
Apple Computer, Inc.*                                     840            64,705
SanDisk Corp.*                                            910            48,721
Imation Corp.                                             190             7,629
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           121,055
                                                                  -------------

   IT CONSULTING & SERVICES 1.3%
MoneyGram International, Inc.                             610            17,727
Computer Sciences Corp.*                                  360            17,683
MPS Group, Inc.*                                        1,130            17,074
Affiliated Computer Services, Inc. --
     Class A*                                             310            16,077
CheckFree Corp.*                                          350            14,462
Sabre Holdings Corp.                                      520            12,163

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
BISYS Group, Inc.*                                        620     $       6,733
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          101,919
                                                                  -------------

   SOFTWARE 0.8%
Novell, Inc.*                                           3,360            20,563
Parametric Technology Corp.*                            1,040            18,158
Compuware Corp.*                                        1,460            11,373
Advent Software, Inc.*                                    310            11,225
Citrix Systems, Inc.*                                      50             1,811
                                                                  -------------

TOTAL SOFTWARE                                                           63,130
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
Avnet, Inc.*                                            1,380            27,076
Arrow Electronics, Inc.*                                  450            12,343
Sanmina-SCI Corp.*                                      3,220            12,043
Plexus Corp.*                                              30               576
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 52,038
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 0.6%
Yahoo!, Inc.*                                           1,930            48,790
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                       48,790
                                                                  -------------

   OFFICE ELECTRONICS 0.3%
Xerox Corp.*                                            1,660            25,830
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                 25,830
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                            757,005
                                                                  -------------

INDUSTRIALS 8.5%
   ROAD & RAIL 1.5%
Norfolk Southern Corp.                                  1,450            63,872
Burlington Northern Santa Fe Corp.                        620            45,533
Werner Enterprises, Inc.                                  450             8,420
                                                                  -------------

TOTAL ROAD & RAIL                                                       117,825
                                                                  -------------

   AEROSPACE & DEFENSE 1.3%
Boeing Co.                                                790            62,291
Northrop Grumman Corp.                                    460            31,312


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
DRS Technologies, Inc.                                    200     $       8,734
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               102,337
                                                                  -------------

   MACHINERY 1.2%
Timken Co.                                                850            25,313
Lincoln Electric Holdings, Inc.                           450            24,503
Cummins, Inc.                                             140            16,692
Crane Co.                                                 340            14,212
Trinity Industries, Inc.                                  430            13,833
                                                                  -------------

TOTAL MACHINERY                                                          94,553
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 1.1%
Tyco International Ltd.                                 1,910            53,461
Teleflex, Inc.                                            410            22,812
Sequa Corp. -- Class A*                                   100             9,386
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                           85,659
                                                                  -------------

   AIRLINES 1.1%
Southwest Airlines Co.                                  2,120            35,319
Alaska Air Group, Inc.*                                   280            10,651
Ryanair Holdings PLC -- SP ADR*                           110             6,962
British Airways  PLC -- SP ADR*                            80             6,402
AMR Corp.*                                                210             4,859
US Airways Group, Inc.*                                    90             3,990
UAL Corp.*                                                130             3,454
Gol Linhas Aereas Inteligentes SA --
     SP ADR                                               100             3,435
Continental Airlines, Inc. -- Class B*                    120             3,397
SkyWest, Inc.                                             110             2,697
AirTran Holdings, Inc.*                                   190             1,885
                                                                  -------------

TOTAL AIRLINES                                                           83,051
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.8%
Robert Half International, Inc.                           650            22,081
Manpower, Inc.                                            320            19,606
Monster Worldwide, Inc.*                                  410            14,838

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Korn/Ferry International, Inc.*                           400     $       8,376
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     64,901
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.8%
Thomas & Betts Corp.*                                     350            16,698
ABB Ltd. -- SP ADR                                        710             9,358
Emerson Electric Co.                                      110             9,225
Rockwell Automation, Inc.                                  80             4,648
Cooper Industries Ltd. -- Class A                          50             4,261
American Power Conversion Corp.                           170             3,733
Hubbell, Inc. -- Class B                                   60             2,874
AMETEK, Inc.                                               60             2,613
General Cable Corp.*                                       60             2,293
Acuity Brands, Inc.                                        50             2,270
Energy Conversion Devices, Inc.*                           50             1,852
Regal-Beloit Corp.                                         40             1,740
A.O. Smith Corp.                                           40             1,577
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                               63,142
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.6%
Granite Construction, Inc.                                380            20,273
Fluor Corp.                                               100             7,689
Foster Wheeler, Ltd.*                                     100             3,859
Shaw Group, Inc.*                                         150             3,546
Washington Group International, Inc.                       60             3,532
URS Corp.*                                                 90             3,500
Chicago Bridge & Iron NV Co.                              140             3,368
EMCOR Group, Inc.*                                         40             2,194
Insituform Technologies, Inc. -- Class A*                  90             2,185
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                         50,146
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.1%
United Rentals, Inc.*                                     240             5,580
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                    5,580
                                                                  -------------

TOTAL INDUSTRIALS                                                       667,194
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 8.4%
   HEALTH CARE PROVIDERS & SERVICES 3.4%
Express Scripts, Inc.*                                    970     $      73,225
McKesson Corp.                                          1,280            67,481
WellPoint, Inc.*                                          520            40,066
HCA, Inc.                                                 510            25,444
Health Net, Inc.*                                         530            23,066
Community Health Systems, Inc.*                           560            20,916
Triad Hospitals, Inc.*                                    270            11,888
LifePoint Hospitals, Inc.*                                230             8,124
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  270,210
                                                                  -------------

   PHARMACEUTICALS 2.4%
Pfizer, Inc.                                            3,200            90,752
King Pharmaceuticals, Inc.*                             2,660            45,300
Barr Pharmaceuticals, Inc.*                               530            27,528
Valeant Pharmaceuticals International                     850            16,813
Watson Pharmaceuticals, Inc.*                             420            10,991
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   191,384
                                                                  -------------

   BIOTECHNOLOGY 1.9%
Biogen Idec, Inc.*                                      2,130            95,168
Applera Corp. - Applied Biosystems
     Group                                                830            27,481
Cephalon, Inc.*                                           330            20,378
Vertex Pharmaceuticals, Inc.*                             130             4,375
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     147,402
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
Thermo Electron Corp.*                                    760            29,891
Intuitive Surgical, Inc.*                                 230            24,253
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   54,144
                                                                  -------------

TOTAL HEALTH CARE                                                       663,140
                                                                  -------------

CONSUMER STAPLES 8.2%
   FOOD PRODUCTS 3.4%
Archer-Daniels-Midland Co.                              2,940           111,367
ConAgra Foods, Inc.                                     1,850            45,288
General Mills, Inc.                                       800            45,280

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Tyson Foods, Inc. -- Class A                            1,920     $      30,490
Smithfield Foods, Inc.*                                   740            19,995
Tootsie Roll Industries, Inc.                             440            12,896
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     265,316
                                                                  -------------

   TOBACCO 1.8%
Reynolds American, Inc.                                 1,630           101,011
Altria Group, Inc.                                        340            26,027
UST, Inc.                                                 120             6,580
Loews Corp. - Carolina Group                               80             4,431
Vector Group Ltd.                                         121             1,955
                                                                  -------------

TOTAL TOBACCO                                                           140,004
                                                                  -------------

   BEVERAGES 1.2%
Brown-Forman Corp. -- Class B                             520            39,858
Coca-Cola Enterprises, Inc.                             1,750            36,452
PepsiAmericas, Inc.                                       940            20,060
                                                                  -------------

TOTAL BEVERAGES                                                          96,370
                                                                  -------------

   FOOD & DRUG RETAILING 1.2%
CVS Corp.                                               1,510            48,501
Kroger Co.                                              2,050            47,437
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                              95,938
                                                                  -------------

   HOUSEHOLD PRODUCTS 0.6%
Procter & Gamble Co.                                      300            18,594
Church & Dwight Co., Inc.                                 460            17,990
Kimberly-Clark Corp.                                      110             7,190
Clorox Co.                                                 70             4,410
Central Garden and Pet Co.*                                30             1,448
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                 49,632
                                                                  -------------

TOTAL CONSUMER STAPLES                                                  647,260
                                                                  -------------

CONSUMER DISCRETIONARY+ 6.6%
   MULTILINE RETAIL 1.7%
Federated Department Stores, Inc.                       1,560            67,408
Target Corp.                                              780            43,095


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
J.C. Penney Holding Co., Inc.                             350     $      23,936
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  134,439
                                                                  -------------

   HOUSEHOLD DURABLES 1.4%
Whirlpool Corp.                                           410            34,485
Lennar Corp. -- Class A                                   720            32,580
D.R. Horton, Inc.                                         750            17,962
KB HOME                                                   270            11,826
American Greetings Corp. -- Class A                       290             6,705
Furniture Brands International, Inc.                      320             6,093
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                109,651
                                                                  -------------

   SPECIALTY RETAIL 1.2%
GameStop Corp. -- Class A*                                540            24,991
AnnTaylor Stores Corp.*                                   520            21,767
AutoNation, Inc.*                                         720            15,048
Circuit City Stores, Inc.                                 580            14,564
Payless Shoesource, Inc.*                                 350             8,715
Borders Group, Inc.                                       370             7,548
Office Depot, Inc.*                                        50             1,985
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                   94,618
                                                                  -------------

   MEDIA 0.8%
Gannett Co., Inc.                                         420            23,869
Univision Communications, Inc. --
     Class A*                                             590            20,261
Belo Corp. -- Class A                                     510             8,063
Scholastic Corp.*                                         230             7,164
Media General, Inc.                                        10               377
Westwood One, Inc.                                         50               354
                                                                  -------------

TOTAL MEDIA                                                              60,088
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 0.7%
Carnival Corp.                                            880            41,387
CBRL Group, Inc.                                          240             9,703
International Game Technology, Inc.                        50             2,075
Scientific Games Corp. -- Class A*                         30               954
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                      54,119
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TEXTILES & APPAREL 0.3%
Polo Ralph Lauren Corp.                                   310     $      20,054
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                 20,054
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.2%
Brunswick Corp.                                           380            11,852
Callaway Golf Co.                                         430             5,638
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       17,490
                                                                  -------------

   AUTO COMPONENTS 0.2%
Goodyear Tire & Rubber Co.*                               780            11,310
Modine Manufacturing Co.                                  240             5,839
                                                                  -------------

TOTAL AUTO COMPONENTS                                                    17,149
                                                                  -------------

   AUTOMOBILES 0.1%
Thor Industries, Inc.                                     240             9,881
                                                                  -------------

TOTAL AUTOMOBILES                                                         9,881
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.0%
Sotheby's Holdings, Inc. -- Class A                        30               967
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                        967
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                            518,456
                                                                  -------------

ENERGY 6.0%
   ENERGY EQUIPMENT & SERVICES 3.0%
Baker Hughes, Inc.                                      1,020            69,564
Grant Prideco, Inc.*                                    1,650            62,749
Transocean, Inc.*                                         800            58,584
Patterson-UTI Energy, Inc.                              1,100            26,136
Rowan Cos., Inc.                                          720            22,774
Nabors Industries Ltd.*                                    20               595
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       240,402
                                                                  -------------

   OIL & GAS 3.0%
ConocoPhillips                                          1,220            72,627
Devon Energy Corp.                                        670            42,310
Consol Energy, Inc. *                                   1,130            35,855
Apache Corp.                                              560            35,392
Peabody Energy Corp.                                      960            35,309


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                          190     $      11,736
                                                                  -------------

TOTAL OIL & GAS                                                         233,229
                                                                  -------------

TOTAL ENERGY                                                            473,631
                                                                  -------------

TELECOMMUNICATION SERVICES 3.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2 7%
AT&T, Inc.                                              2,360            76,842
Verizon Communications, Inc.                            1,920            71,290
Qwest Communications International,
     Inc.*                                              5,410            47,175
CenturyTel, Inc.                                          360            14,281
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            209,588
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 1.1%
Sprint Nextel Corp.                                     2,480            42,532
Alltel Corp.                                              580            32,190
Telephone & Data Systems, Inc.                            330            13,893
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                88,615
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        298,203
                                                                  -------------

UTILITIES 3.8%
   ELECTRIC UTILITIES 1.6%
American Electric Power Co., Inc.                         510            18,549
Pepco Holdings, Inc.                                      730            17,644
Progress Energy, Inc.                                     370            16,791
Edison International                                      350            14,574
TXU Corp.                                                 180            11,254
Pinnacle West Capital Corp.                               230            10,361
E.ON AG -- SP ADR                                         170             6,744
Westar Energy, Inc.                                       250             5,877
Korea Electric Power Corp. -- SP ADR                      200             3,910
Southern Co.                                              110             3,791
Allegheny Energy, Inc.*                                    90             3,615
Scottish Power, Inc. -- SP ADR                             70             3,399
FirstEnergy Corp.                                          60             3,352
FPL Group, Inc.                                            70             3,150

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Entergy Corp.                                              40     $       3,129
Black Hills Corp.                                          70             2,353
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                128,493
                                                                  -------------

   MULTI-UTILITIES 1.3%
AES Corp.*                                              1,990            40,576
MDU Resources Group, Inc.                                 790            17,649
Alliant Energy Corp.                                      330            11,791
Constellation Energy Group, Inc.                          130             7,696
Wisconsin Energy Corp.                                    170             7,334
Mirant Corp.*                                             260             7,101
NRG Energy, Inc.*                                         130             5,889
Ormat Technologies, Inc.                                   70             2,290
DTE Energy Co.                                             40             1,660
Energy East Corp.                                          50             1,186
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   103,172
                                                                  -------------

   GAS UTILITIES 0.9%
Questar Corp.                                             190            15,536
National Fuel Gas Co.                                     370            13,450
Oneok, Inc.                                               120             4,535
Energen Corp.                                              90             3,768
Southern Union Co.                                        140             3,697
AGL Resources, Inc.                                        90             3,285
UGI Corp.                                                 130             3,179
Atmos Energy Corp.                                        110             3,141
Nicor, Inc.                                                70             2,993
Piedmont Natural Gas Co.                                  110             2,784
WGL Holdings, Inc.                                         80             2,507
New Jersey Resources Corp.                                 50             2,465
Peoples Energy Corp.                                       60             2,439
Southwest Gas Corp.                                        70             2,332
                                                                  -------------

TOTAL GAS UTILITIES                                                      66,111
                                                                  -------------

TOTAL UTILITIES                                                         297,776
                                                                  -------------

MATERIALS 2.9%
   METALS & MINING 1.8%
Allegheny Technologies, Inc.                              730            45,399
United States Steel Corp.                                 260            14,997
Commercial Metals Co.                                     630            12,808
Steel Dynamics, Inc.                                      240            12,108
Reliance Steel & Aluminum Co.                             360            11,570
BHP Billiton Ltd. -- SP ADR                               180             6,818
Rio Tinto  PLC -- SP ADR                                   30             5,689


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Companhia Vale do Rio Doce -- SP ADR                      190     $       4,096
POSCO -- SP ADR                                            50             3,246
Mittal Steel NV Co. -- Class A                             90             3,127
Nucor Corp.                                                60             2,969
Alcoa, Inc.                                               100             2,804
Anglo American  PLC -- ADR                                130             2,743
Newmont Mining Corp.                                       60             2,565
Barrick Gold Corp.                                         80             2,458
Alcan, Inc.                                                60             2,392
Phelps Dodge Corp.                                         20             1,694
Freeport-McMoRan Copper & Gold, Inc.
     -- Class B                                            30             1,598
AngloGold Ashanti Ltd. -- SP ADR                           40             1,510
                                                                  -------------

TOTAL METALS & MINING                                                   140,591
                                                                  -------------

   CHEMICALS 0.9%
Eastman Chemical Co.                                      540            29,171
Olin Corp.                                                940            14,438
Airgas, Inc.                                              380            13,745
Lubrizol Corp.                                            240            10,975
Lyondell Chemical Co.                                     150             3,806
                                                                  -------------

TOTAL CHEMICALS                                                          72,135
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.2%
Louisiana-Pacific Corp.                                   420             7,883
Bowater, Inc.                                             200             4,114
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            11,997
                                                                  -------------

TOTAL MATERIALS                                                         224,723
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $5,702,145)                                                  5,780,598
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 23.6%
Collateralized by U.S. Treasury
Obligations

Credit Suisse at
  4.94% due 10/02/06+                            $  1,857,997     $   1,857,997
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $1,857,997)                                                  1,857,997
                                                                  -------------

TOTAL LONG SECURITIES 97.1%
   (Cost $7,560,142)                                                  7,638,595
                                                                  -------------

                                                       SHARES
                                                       ------

COMMON STOCKS SOLD SHORT (67.0)%

UTILITIES (1.9)%
   WATER UTILITIES (0.2)%
Aqua America, Inc.                                        680           (14,919)
                                                                  -------------

TOTAL WATER UTILITIES                                                   (14,919)
                                                                  -------------

   GAS UTILITIES (0.3)%
Equitable Resources, Inc.                                 710           (24,836)
                                                                  -------------

TOTAL GAS UTILITIES                                                     (24,836)
                                                                  -------------

   MULTI-UTILITIES (0.4)%
TECO Energy, Inc.                                          30              (469)
Dynegy, Inc. -- Class A*                                  790            (4,377)
CenterPoint Energy, Inc. *                                740           (10,597)
KeySpan Corp.                                             360           (14,810)
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   (30,253)
                                                                  -------------

   ELECTRIC UTILITIES (1.0)%
PPL Corp.                                                 290            (9,541)
Northeast Utilities                                       440           (10,239)
Exelon Corp.                                            1,000           (60,540)
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                (80,320)
                                                                  -------------

TOTAL UTILITIES                                                        (150,328)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MATERIALS (2.4)%
   CONSTRUCTION MATERIALS (0.2)%
Florida Rock Industries, Inc.                             330     $     (12,774)
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            (12,774)
                                                                  -------------

   CONTAINERS & PACKAGING (0.2)%
Pactiv Corp.*                                             640           (18,189)
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            (18,189)
                                                                  -------------

   PAPER & FOREST PRODUCTS (0.7)%
MeadWestvaco Corp.                                        690           (18,292)
Weyerhaeuser Co.                                          560           (34,457)
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           (52,749)
                                                                  -------------

   CHEMICALS (1.3)%
Sensient Technologies Corp.                               380            (7,437)
Valspar Corp.                                             280            (7,448)
Scotts Miracle-Gro Co. -- Class A                         180            (8,008)
Hercules, Inc.*                                           720           (11,354)
Chemtura Corp.                                          2,110           (18,294)
Ecolab, Inc.                                              610           (26,120)
Dow Chemical Co.                                          700           (27,286)
                                                                  -------------

TOTAL CHEMICALS                                                        (105,947)
                                                                  -------------

TOTAL MATERIALS                                                        (189,659)
                                                                  -------------

CONSUMER DISCRETIONARY (6.3)%
   MULTILINE RETAIL (0.1)%
Nordstrom, Inc.                                            10              (423)
Saks, Inc.                                                590           (10,195)
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  (10,618)
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS (0.2)%
Mattel, Inc.                                              880           (17,336)
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      (17,336)
                                                                  -------------

   INTERNET & CATALOG RETAIL (0.3)%
Amazon.com, Inc.*                                         670           (21,521)
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         (21,521)
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TEXTILES & APPAREL (0.3)%
Coach, Inc.*                                              720     $     (24,768)
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                (24,768)
                                                                  -------------

   AUTO COMPONENTS (0.3)%
ArvinMeritor, Inc.                                        430            (6,123)
Bandag, Inc.                                              150            (6,156)
Lear Corp.                                                680           (14,076)
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   (26,355)
                                                                  -------------

   HOUSEHOLD DURABLES (0.4)%
Toll Brothers, Inc.*                                       10              (281)
Hovnanian Enterprises, Inc. -- Class A*                    10              (293)
Pulte Homes, Inc.                                          10              (319)
Ryland Group, Inc.                                         10              (432)
M.D.C. Holdings, Inc.                                     200            (9,290)
Centex Corp.                                              310           (16,312)
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                (26,927)
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES (0.6)%
ITT Educational Services, Inc.*                           150            (9,945)
H&R Block, Inc.                                           700           (15,218)
Apollo Group, Inc. -- Class A*                            360           (17,726)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (42,889)
                                                                  -------------

   AUTOMOBILES (0.7)%
Ford Motor Co.                                          3,300           (26,697)
General Motors Corp.                                      870           (28,936)
                                                                  -------------

TOTAL AUTOMOBILES                                                       (55,633)
                                                                  -------------

   SPECIALTY RETAIL (0.7)%
Pier 1 Imports, Inc.                                    1,440           (10,685)
Advance Auto Parts, Inc.                                  340           (11,200)
Chico's FAS, Inc.*                                        540           (11,626)
Urban Outfitters, Inc.*                                 1,270           (22,466)
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  (55,977)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MEDIA (1.3)%
Reader's Digest Association, Inc.                         530     $      (6,869)
Dow Jones & Co., Inc.                                     270            (9,056)
Interpublic Group of Cos., Inc.*                        2,800           (27,720)
Time Warner, Inc.                                       3,340           (60,888)
                                                                  -------------

TOTAL MEDIA                                                            (104,533)
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE (1.4)%
Harrah's Entertainment, Inc.                              350           (23,250)
Marriott International, Inc. -- Class A                   620           (23,957)
Starbucks Corp.*                                        1,790           (60,950)
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                    (108,157)
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                           (494,714)
                                                                  -------------

INDUSTRIALS (6.3)%
   ROAD & RAIL 0.0%
YRC Worldwide, Inc.*                                       10              (370)
                                                                  -------------

TOTAL ROAD & RAIL                                                          (370)
                                                                  -------------

   AIR FREIGHT & COURIERS (0.1)%
CH Robinson Worldwide, Inc.                               110            (4,904)
Expeditors International Washington, Inc.                 120            (5,349)
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            (10,253)
                                                                  -------------

   ELECTRICAL EQUIPMENT (0.1)%
Roper Industries, Inc.                                    250           (11,185)
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              (11,185)
                                                                  -------------

   BUILDING PRODUCTS (0.2)%
Masco Corp.                                               530           (14,533)
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 (14,533)
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONSTRUCTION & ENGINEERING (0.2)%
Jacobs Engineering Group, Inc.*                           220     $     (16,441)
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        (16,441)
                                                                  -------------

   AIRLINES (0.2)%
JetBlue Airways Corp.*                                  1,920           (17,798)
                                                                  -------------

TOTAL AIRLINES                                                          (17,798)
                                                                  -------------

   AEROSPACE & DEFENSE (0.5)%
General Dynamics Corp.                                    500           (35,835)
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               (35,835)
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS (1.0)%
GATX Corp.                                                410           (16,962)
MSC Industrial Direct Co. -- Class A                      440           (17,925)
Fastenal Co.                                            1,200           (46,284)
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  (81,171)
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES (2.0)%
Avis Budget Group, Inc.                                   281            (5,138)
Corporate Executive Board Co.                             200           (17,982)
Stericycle, Inc.*                                         260           (18,145)
Deluxe Corp.                                            1,180           (20,178)
Avery Dennison Corp.                                      440           (26,475)
Cintas Corp.                                              760           (31,031)
Pitney Bowes, Inc.                                        770           (34,165)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (153,114)
                                                                  -------------

   MACHINERY (2.0)%
Flowserve Corp.*                                           60            (3,036)
Tecumseh Products Co. -- Class A*                         240            (3,651)
Joy Global, Inc.                                          110            (4,137)
Pentair, Inc.                                             410           (10,738)
Oshkosh Truck Corp.                                       290           (14,636)
Graco, Inc.                                               450           (17,577)
SPX Corp.                                                 380           (20,307)
ITT Industries, Inc.                                      420           (21,533)


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Ingersoll-Rand Co. -- Class A                             690     $     (26,206)
Illinois Tool Works, Inc.                                 790           (35,471)
                                                                  -------------

TOTAL MACHINERY                                                        (157,292)
                                                                  -------------

TOTAL INDUSTRIALS                                                      (497,992)
                                                                  -------------

ENERGY (6.7)%
   ENERGY EQUIPMENT & SERVICES (3.0)%
FMC Technologies, Inc.*                                   460           (24,702)
Smith International, Inc.                               1,030           (39,964)
Weatherford International Ltd.*                         1,600           (66,752)
Schlumberger Ltd.                                       1,720          (106,691)
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      (238,109)
                                                                  -------------

   OIL & GAS (3.7)%
Forest Oil Corp.*                                         530           (16,743)
Anadarko Petroleum Corp.                                  400           (17,532)
Quicksilver Resources, Inc.*                              610           (19,459)
Arch Coal, Inc.                                           930           (26,886)
Noble Energy, Inc.                                        690           (31,457)
Sunoco, Inc.                                              530           (32,961)
Kinder Morgan, Inc.                                       590           (61,862)
El Paso Corp.                                           6,060           (82,658)
                                                                  -------------

TOTAL OIL & GAS                                                        (289,558)
                                                                  -------------

TOTAL ENERGY                                                           (527,667)
                                                                  -------------

CONSUMER STAPLES (7.1)%
   TOBACCO (0.4)%
Universal Corp.                                           820           (29,955)
                                                                  -------------

TOTAL TOBACCO                                                           (29,955)
                                                                  -------------

   PERSONAL PRODUCTS (0.6)%
Alberto-Culver Co. -- Class B                              40            (2,024)
Avon Products, Inc.                                     1,390           (42,617)
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 (44,641)
                                                                  -------------

   BEVERAGES (1.0)%
Constellation Brands, Inc. -- Class A*                  1,130           (32,521)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Molson Coors Brewing Co. -- Class B                       680     $     (46,852)
                                                                  -------------

TOTAL BEVERAGES                                                         (79,373)
                                                                  -------------

   FOOD & DRUG RETAILING (1.0)%
Whole Foods Market, Inc.                                1,340           (79,636)
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             (79,636)
                                                                  -------------

   HOUSEHOLD PRODUCTS (1.2)%
Energizer Holdings, Inc.*                                 380           (27,356)
Colgate-Palmolive Co.                                   1,100           (68,310)
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                (95,666)
                                                                  -------------

   FOOD PRODUCTS (2.9)%
WM Wrigley Jr Co.                                         970           (44,678)
Sara Lee Corp.                                          4,140           (66,530)
Hershey Co.                                             2,150          (114,918)
                                                                  -------------

TOTAL FOOD PRODUCTS                                                    (226,126)
                                                                  -------------

TOTAL CONSUMER STAPLES                                                 (555,397)
                                                                  -------------

HEALTH CARE (8.4)%
   BIOTECHNOLOGY (1.8)%
Affymetrix, Inc.*                                         570           (12,289)
PDL BioPharma, Inc.*                                      770           (14,784)
Martek Biosciences Corp.*                                 860           (18,499)
Medimmune, Inc.*                                        1,460           (42,647)
Gilead Sciences, Inc.*                                    770           (52,899)
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                    (141,118)
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES (1.9)%
Apria Healthcare Group, Inc.*                             150            (2,961)
Aetna, Inc.                                               380           (15,029)
Tenet Healthcare Corp.*                                 2,670           (21,734)
Coventry Health Care, Inc.*                               480           (24,729)
AmerisourceBergen Corp.                                   630           (28,476)
CIGNA Corp.                                               480           (55,834)
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 (148,763)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (2.3)%
Bausch & Lomb, Inc.                                       110     $      (5,514)
Gen-Probe, Inc.*                                          270           (12,660)
Advanced Medical Optics, Inc.*                            560           (22,148)
Varian Medical Systems, Inc.*                             530           (28,297)
St. Jude Medical, Inc.*                                   930           (32,820)
Boston Scientific Corp.*                                5,470           (80,901)
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 (182,340)
                                                                  -------------

   PHARMACEUTICALS (2.4)%
Perrigo Co.                                             1,160           (19,685)
Sepracor, Inc.*                                           440           (21,314)
Allergan, Inc.                                            340           (38,287)
Schering-Plough Corp.                                   2,390           (52,795)
Forest Laboratories, Inc.*                              1,180           (59,720)
                                                                  -------------

TOTAL PHARMACEUTICALS                                                  (191,801)
                                                                  -------------

TOTAL HEALTH CARE                                                      (664,022)
                                                                  -------------

INFORMATION TECHNOLOGY (13.9)%
   OFFICE ELECTRONICS (0.2)%
Zebra Technologies Corp. -- Class A*                      400           (14,296)
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                (14,296)
                                                                  -------------

   INTERNET SOFTWARE & SERVICES (0.7)%
VeriSign, Inc.*                                           960           (19,392)
Google, Inc. -- Class A*                                   80           (32,152)
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      (51,544)
                                                                  -------------

   COMMUNICATIONS EQUIPMENT (0.8)%
ADC Telecommunications, Inc.*                              30              (450)
Plantronics, Inc.                                         420            (7,363)
Andrew Corp.*                                           1,220           (11,261)
Utstarcom, Inc.*                                        1,760           (15,611)
Juniper Networks, Inc.*                                 1,680           (29,030)
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          (63,715)
                                                                  -------------

   IT CONSULTING & SERVICES (1.8)%
Gartner, Inc. -- Class A*                                 990           (17,414)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Unisys Corp.*                                           4,070     $     (23,036)
Alliance Data Systems Corp.*                              440           (24,284)
Cognizant Technology Solutions Corp.
     -- Class A*                                          520           (38,511)
Paychex, Inc.                                           1,120           (41,272)
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                         (144,517)
                                                                  -------------

   COMPUTERS & PERIPHERALS (2.3)%
Palm, Inc.*                                               680            (9,901)
QLogic Corp.*                                             790           (14,931)
Lexmark International, Inc.*                              670           (38,632)
Network Appliance, Inc.*                                1,300           (48,113)
Dell, Inc.*                                             2,860           (65,323)
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                          (176,900)
                                                                  -------------

   SOFTWARE (3.9)%
Wind River Systems, Inc.*                                  30              (321)
Transaction Systems Architects, Inc.
     -- Class A*                                          390           (13,385)
CA, Inc.                                                1,350           (31,982)
Activision, Inc.*                                       3,230           (48,773)
Electronic Arts, Inc.*                                  1,730           (96,326)
Symantec Corp.*                                         5,630          (119,806)
                                                                  -------------

TOTAL SOFTWARE                                                         (310,593)
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (4.2)%
Lattice Semiconductor Corp.*                            2,290           (15,618)
PMC - Sierra, Inc.*                                     2,650           (15,741)
Teradyne, Inc.*                                         1,870           (24,609)
Cypress Semiconductor Corp.*                            1,400           (24,878)
Fairchild Semiconductor
     International, Inc.*                               1,370           (25,619)
Analog Devices, Inc.                                    1,560           (45,848)
Applied Materials, Inc.                                 4,730           (83,863)
Intel Corp.                                             4,670           (96,062)
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          (332,238)
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         (1,093,803)
                                                                  -------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
FINANCIALS (14.0)%
   DIVERSIFIED FINANCIALS (0.2)%
Moody's Corp.                                             160     $     (10,461)
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            (10,461)
                                                                  -------------

   CONSUMER FINANCE (0.6)%
SLM Corp.                                                 950           (49,381)
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  (49,381)
                                                                  -------------

   BANKS (1.1)%
Mercantile Bankshares Corp.                               450           (16,322)
Synovus Financial Corp.                                   790           (23,202)
National City Corp.                                     1,310           (47,946)
                                                                  -------------

TOTAL BANKS                                                             (87,470)
                                                                  -------------

   CAPITAL MARKETS (1.6)%
SEI Investments Co.                                        90            (5,057)
Charles Schwab Corp.                                      450            (8,055)
T. Rowe Price Group, Inc.                                 180            (8,613)
Jefferies Group, Inc.                                     570           (16,245)
Waddell & Reed Financial, Inc. --
     Class A                                              710           (17,573)
Federated Investors, Inc. -- Class B                      620           (20,962)
Eaton Vance Corp.                                         790           (22,799)
Janus Capital Group, Inc.                               1,200           (23,664)
                                                                  -------------

TOTAL CAPITAL MARKETS                                                  (122,968)
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE (1.9)%
New York Community Bancorp, Inc.                        1,310           (21,458)
Freddie Mac                                             1,940          (128,680)
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       (150,138)
                                                                  -------------

   REAL ESTATE (3.4)%
Realogy Corp.*                                              1               (11)
Potlatch Corp.                                            260            (9,646)
Rayonier, Inc.                                            340           (12,852)
Highwoods Properties, Inc.                                400           (14,884)
United Dominion Realty Trust, Inc.                        770           (23,254)
Boston Properties, Inc.                                   330           (34,102)
Public Storage, Inc.                                      400           (34,396)
Vornado Realty Trust                                      340           (37,060)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Simon Property Group, Inc.                                500     $     (45,310)
KIMCO Realty Corp.                                      1,350           (57,875)
                                                                  -------------

TOTAL REAL ESTATE                                                      (269,390)
                                                                  -------------

   INSURANCE (5.2)%
Stancorp Financial Group, Inc.                            250           (11,157)
Arthur J. Gallagher & Co.                                 650           (17,336)
Everest Re Group Ltd.                                     270           (26,333)
Loews Corp.                                               950           (36,005)
Brown & Brown, Inc.                                     1,330           (40,645)
ACE Ltd.                                                  810           (44,331)
Marsh & McLennan Cos., Inc.                             1,580           (44,477)
Allstate Corp.                                            780           (48,929)
XL Capital Ltd.                                           910           (62,517)
Progressive Corp.                                       3,220           (79,019)
                                                                  -------------

TOTAL INSURANCE                                                        (410,749)
                                                                  -------------

TOTAL FINANCIALS                                                     (1,100,557)
                                                                  -------------

TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $5,184,227)                                             (5,274,139)
                                                                  -------------

TOTAL INVESTMENTS 30.1%
   (Cost $2,375,915)                                              $   2,364,456
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 69.9%                                            $   5,502,412
                                                                  -------------
NET ASSETS - 100.0%                                               $   7,866,868

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,160,163)                                   47     $      45,595
December 2006 S&P 400 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $532,350)                                      7             9,892
December 2006 Russell 2000 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $510,930)                                      7             7,935
(TOTAL AGGREGATE MARKET VALUE OF
CONTRACTS $4,203,443)                                             $      63,422
                                                                  -------------

*     Non-Income Producing Security.

+ All or a portion of this security is held as equity index swap collateral at September 30, 2006.


--------------------------------------------------------------------------------

VARIABLE ANNUITY AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 1.2%

       Berkshire Hathaway, Inc. --
       Class A*                                            32     $   3,065,600
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $2,885,808)                                                  3,065,600
                                                                  -------------

EXCHANGE TRADED FUNDS 94.8%
   SPDR Trust Series 1+                               338,000        45,143,280
   iShares MSCI EAFE Index Fund                       516,000        34,943,520
   iShares Russell 1000 Growth Index
       Fund+                                          657,000        34,269,120
   Nasdaq-100 Index Tracking Stock+                   466,000        18,942,900
   iShares Russell 1000 Value Index
       Fund                                           215,000        16,572,200
   Consumer Staples Select Sector
       SPDR Fund+                                     542,000        13,755,960
   Vanguard Value VIPERs+                             190,000        12,103,000
   Financial Select Sector SPDR Fund+                 279,000         9,670,140
   Vanguard Mid-Cap VIPERs                            141,000         9,640,170
   iShares Russell Midcap Growth
       Index Fund+                                     70,000         6,757,100
   Vanguard Health Care VIPERs+                       119,000         6,740,160
   Utilities Select Sector SPDR Fund+                 185,000         6,288,150
   iShares MSCI Germany Index Fund+                   261,000         6,277,050
   iShares MSCI Emerging Markets
       Index Fund+                                     47,000         4,548,190
   Industrial Select Sector SPDR Fund+                110,000         3,667,400
   iShares MSCI Netherlands Index
       Fund+                                          100,000         2,507,000
   iShares MSCI Taiwan Index Fund, Inc.               190,000         2,460,500
   iShares MSCI Singapore Index Fund+                 260,000         2,425,800
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $215,077,829)                                              236,711,640
                                                                  -------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MONEY MARKET MUTUAL FUNDS 3.7%
   First American Prime Obligations
       Fund                                         9,332,880     $   9,332,880
                                                                  -------------
TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $9,332,880)                                                  9,332,880
                                                                  -------------

-------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 49.0%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bancorp                               122,238,140       122,238,140
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $122,238,140)                                                 122,238,140
                                                                  =============
TOTAL INVESTMENTS 148.7%
   (Cost $349,534,657)                                            $ 371,348,260
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (48.7)%                                               $(121,693,659)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 249,654,601

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006


--------------------------------------------------------------------------------

VARIABLE ANNUITY CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                    September 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 0.9%

   Berkshire Hathaway, Inc. -- Class A*                    12     $   1,149,600
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $1,037,837)                                                  1,149,600
                                                                  -------------
EXCHANGE TRADED FUNDS 63.3%
iShares Lehman Aggregate Bond Fund+                   120,000        12,012,000
iShares Russell 1000 Value Index Fund+                155,000        11,947,400
SPDR Trust Series 1+                                   80,000        10,684,800
iShares MSCI EAFE Index Fund+                         140,000         9,480,800
Vanguard Mid-Cap VIPERs+                              130,000         8,888,100
iShares Russell 1000 Growth Index
   Fund+                                              100,000         5,216,000
iShares Lehman 7-10 Year Treasury
   Bond Fund+                                          60,000         4,988,400
iShares Morningstar Mid Core Index
   Fund+                                               42,000         3,205,860
Vanguard Consumer Staples VIPERs+                      50,000         3,106,000
iShares Morningstar Large Core Index
   Fund+                                               40,000         2,862,400
Vanguard Health Care VIPERs+                           44,000         2,492,160
Utilities Select Sector SPDR Fund+                     35,000         1,189,650
Financial Select Sector SPDR Fund+                     20,000           693,200
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $69,294,548)                                                76,766,770
                                                                  -------------
MONEY MARKET MUTUAL FUNDS 33.6%
First American Prime Obligations Fund              40,733,876        40,733,876
                                                                  -------------
TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $40,733,876)                                                40,733,876
                                                                  -------------
MUTUAL FUNDS 2.1%
Van Kampen Senior Income Trust                        305,000         2,589,450
                                                                  -------------
TOTAL MUTUAL  FUNDS
   (Cost $2,591,056)                                                  2,589,450
                                                                  -------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 32.2%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                39,109,956     $  39,109,956
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $39,109,956)                                                   39,109,956
                                                                  =============
TOTAL INVESTMENTS 132.1%
   (Cost $152,767,273)                                            $ 160,349,652
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (32.1)%                                               $ (39,004,105)
                                                                  -------------

NET ASSETS - 100.0%                                               $ 121,345,547

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2006.


--------------------------------------------------------------------------------

                                       1

For information on the Fund's policy regarding valuation of investments and other significant accouting policies, please refer to the Funds's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on November 3, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1.  I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 3, 2006


                                            /S/ Carl G. Verboncoeur
                                            -----------------------
                                            Carl G. Verboncoeur
                                            President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1.  I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 3, 2006


                                            /S/ Nick Bonos
                                            --------------
                                            Nick Bonos
                                            Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               RYDEX VARIABLE TRUST
             ----------------------------------------------------

By (Signature and Title)* /S/ Carl G. Verboncoeur
                          ---------------------------------------
                          Carl G. Verboncoeur, President

Date                          November 3, 2006
     ------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Carl G. Verboncoeur
                          ---------------------------------------
                          Carl G. Verboncoeur, President

Date                          November 3, 2006
     ------------------------------------------------------------

By (Signature and Title)* /S/ Nick  Bonos
                          ---------------------------------------
                          Nick Bonos, Vice President & Treasurer

Date                          November 3, 2006
     ------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.